UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Rd.
King of Prussia, PA 19406
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-607-2200

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

OLD WESTBURY FUNDS, INC.
U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	January 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 97.1%

Consumer Discretionary — 11.0%
227,625	Kohl’s Corp.(b)	$11,465,471
596,425	Lowe’s Cos., Inc.	12,912,601
622,400	Staples, Inc.	14,601,504
352,675	Walt Disney Co. (The)	10,421,546

		49,401,122

Consumer Staples — 7.7%
315,650	Procter & Gamble Co. (The)	19,428,258
285,675	Wal-Mart Stores, Inc.	15,263,615

		34,691,873

Diversified Financials — 12.5%
412,225	American Express Co.	15,524,394
370,000	JPMorgan Chase & Co.	14,407,800
522,275	Morgan Stanley	13,986,524
248,025	T. Rowe Price Group, Inc.	12,307,000

		56,225,718

Energy — 12.0%
135,500	Apache Corp.	13,383,336
183,375	EOG Resources, Inc.	16,580,768
241,200	Hess Corp.	13,938,948
645,700	Weatherford International Ltd.	10,124,576

		54,027,628

Health Care — 13.9%
122,000	Baxter International, Inc.	7,025,980
286,175	Celgene Corp.(b)	16,249,016
141,550	Johnson & Johnson	8,897,833
831,000	Pfizer, Inc.	15,506,460
260,000	Teva Pharmaceutical Industries Ltd. - ADR	14,747,200

		62,426,489

Industrials — 14.8%
115,800	FedEx Corp.	9,072,930
311,400	Illinois Tool Works, Inc.	13,573,926
392,100	Ingersoll-Rand Plc	12,727,566
397,800	Tyco International Ltd.(b)	14,094,054
148,575	Union Pacific Corp.	8,988,788
145,075	United Parcel Service, Inc., Class B	8,380,983

		66,838,247

Information Technology — 18.3%
830,775	Cisco Systems, Inc.(b)	18,667,514
598,000	Corning, Inc.	10,811,840
802,600	EMC Corp.(b)	13,379,342
23,570	Google, Inc. - Class A(b)	12,478,429
503,300	Microsoft Corp.	14,182,994
437,800	Paychex, Inc.	12,691,822

		82,211,941

Shares		Value

Materials — 6.9%
520,700	Dow Chemical Co. (The)	$14,105,763
744,350	International Paper Co.	17,053,058

		31,158,821

Total Common Stocks (Cost $410,883,471)		436,981,839

INVESTMENT COMPANY — 3.5%
15,972,100	SEI Daily Income Trust Government II Fund, Class A	15,972,100

Total Investment Company (Cost $15,972,100)		15,972,100

TOTAL INVESTMENTS — 100.6% (Cost $426,855,571)(a)		452,953,939
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(2,690,899)

NET ASSETS — 100.0%		$450,263,040

(a)	Cost for financial reporting purposes is $426,855,571 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$33,572,417
Unrealized depreciation	(7,474,049)

Net unrealized appreciation	$26,098,368

(b)	Non-income producing security.

ADR - American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Consumer Discretionary	11.0%
Consumer Staples	7.7%
Diversified Financials	12.5%
Energy	12.0%
Health Care	13.9%
Industrials	14.8%
Information Technology	18.3%
Materials	6.9%
Other*	2.9%

100.0%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	January 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 99.3%

AUSTRALIA — 6.7%
2,142,475	BHP Billiton Ltd.	$74,482,094
1,493,683	Macquarie Group Ltd.	65,735,901

		140,217,995

CANADA — 1.9%
1,267,305	EnCana Corp.	38,766,860

FRANCE — 17.5%
1,309,379	Accor SA	66,058,639
576,112	Air Liquide SA	61,104,531
879,194	Alstom SA	58,703,838
1,523,234	Cie de Saint-Gobain	72,765,695
674,802	LVMH Moet Hennessy Louis Vuitton SA	73,523,114
606,112	Societe Generale	35,067,979

		367,223,796

GERMANY — 5.5%
1,165,719	Bayer AG	79,677,097
689,702	Fresenius Medical Care AG & Co.	34,958,767

		114,635,864

JAPAN — 16.1%
19,729	Japan Tobacco, Inc.	71,194,937
3,670,900	Komatsu Ltd.	73,868,551
3,194,554	Mitsubishi Corp.	77,248,237
5,392,360	Sumitomo Corp.	60,702,884
146,542	Yahoo! Japan Corp.	55,443,879

		338,458,488

LUXEMBOURG — 3.0%
1,423,174	Tenaris SA ADR	62,619,656

NETHERLANDS — 3.9%
1,385,738	Akzo Nobel NV	82,488,559

NORWAY — 3.0%
5,549,982	DnB Nor ASA(b)	62,673,194

SOUTH KOREA — 1.9%
59,774	Samsung Electronics Co. Ltd.	40,162,799

SPAIN — 3.6%
1,182,747	Inditex SA	74,449,805

SWITZERLAND — 12.7%
3,705,797	ABB Ltd.(b)	67,089,091
1,875,950	Julius Baer Group Ltd.	62,360,702
781,263	Kuehne & Nagel International AG	75,301,919
291,139	Zurich Financial Services AG	61,899,696

		266,651,408

UNITED KINGDOM — 20.0%
3,566,993	BG Group Plc	65,574,539
8,372,650	BP Plc	78,116,751
50,765,660	Lloyds Banking Group Plc(b)	40,812,404
4,332,046	Prudential Plc	39,675,771

Shares		Value

UNITED KINGDOM (continued)
2,891,531	Shire Plc	$57,266,830
3,064,386	Standard Chartered Plc	70,583,812
7,288,330	WPP Plc	67,252,652

		419,282,759

UNITED STATES — 3.5%
2,214,137	Carnival Corp.	73,797,186

Total Common Stocks (Cost $1,873,088,060)		2,081,428,369

INVESTMENT COMPANY — 0.6%
12,931,200	Federated Treasury Obligations Fund	12,931,200

Total Investment Company (Cost $12,931,200)		12,931,200

Principal Amount

U.S. GOVERNMENT AGENCIES — 0.9%

Federal Home Loan Bank — 0.9%
$18,500,000	0.11%, 03/24/10(c)	18,497,117

Total U.S. Government Agencies (Cost $18,497,117)		18,497,117

TOTAL INVESTMENTS — 100.8% (Cost $1,904,516,377)(a)		2,112,856,686

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(16,055,797)

NET ASSETS — 100.0%		$2,096,800,889

(a)	Cost for financial reporting purposes is $1,904,516,377 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$245,739,079
Unrealized depreciation	(37,398,770)

Net unrealized appreciation	$208,340,309

(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.

ADR-American Depositary Receipt

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	10.0%
Consumer Discretionary	13.4%
Consumer Staples	3.4%
Diversified Financials	6.1%
Energy	11.7%
Health Care	8.2%
Industrials	26.7%
Information Technology	4.6%
Insurance	4.8%
Materials	10.4%
Other*	0.7%

100.0%

*	Includes cash and equivalents, investment company, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS	January 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 90.5%

AUSTRALIA — 1.6%
24,202	Acrux Ltd.(b)	$42,788
35,064	Adamus Resources Ltd.(b)	12,839
148,865	Adelaide Brighton Ltd.	323,605
41,112	Aditya Birla Minerals Ltd.(b)	37,772
64,944	AED Oil Ltd.(b)	33,658
17,765	Aevum Ltd.	21,966
26,572	AJ Lucas Group Ltd.(c)	76,162
43,834	Alesco Corp. Ltd.	166,936
33,518	Alkane Resources Ltd.(b)	9,888
47,383	Alliance Resources Ltd.(b)	23,312
20,948	Allied Gold Ltd.(b)	5,645
1,051,685	Alumina Ltd.(b)	1,439,380
34,794	Amalgamated Holdings Ltd.	171,867
228,390	Amcom Telecommunications Ltd.	65,747
33,000	Andean Resources Ltd.(b)	68,856
34,575	Ansell Ltd.	313,639
45,300	Anvil Mining Ltd.(b)	137,266
86,548	APA Group	243,765
1,220,274	Apex Minerals NL(b)	33,252
143,331	APN News & Media Ltd.	289,621
45,098	Aquila Resources Ltd.(b)	337,361
33,311	Arafura Resources Ltd.(b)	23,792
7,424	ARB Corp. Ltd.	34,302
49,386	Aristocrat Leisure Ltd.	172,413
95,985	Arrow Energy Ltd.(b)	331,873
609,753	Asciano Group(b)	914,265
41,487	ASG Group Ltd.	43,828
62,251	Atlas Iron Ltd.(b)	105,967
77,309	Ausdrill Ltd.	128,295
11,730	Ausenco Ltd.	41,708
28,945	Austal Ltd.	61,568
237,688	Austar United Communications Ltd.(b)	267,462
9,270	Austbrokers Holdings Ltd.	41,324
103,629	Austereo Group Ltd.	152,120
5,002	Austin Engineering Ltd.	12,803
69,351	Australian Agricultural Co. Ltd.(b)	77,371
107,411	Australian Infrastructure Fund	172,203
117,299	Australian Pharmaceutical Industries Ltd.	66,661
213,201	Australian Worldwide Exploration Ltd.(b)	490,836
53,393	Automotive Holdings Group	112,419
22,100	AVJennings Ltd.(b)	9,754
41,611	Avoca Resources Ltd.(b)	59,679
444,969	AWB Ltd.(b)	415,762
65,941	Bank of Queensland Ltd.	637,163
25,839	Bannerman Resources Ltd.(b)	15,278
423,034	Beach Petroleum Ltd.	310,434
172,203	Bendigo and Adelaide Bank Ltd.	1,491,994
193,097	Bendigo Mining Ltd.	41,035
28,750	Berkeley Resources Ltd.(b)	35,945

Shares		Value

AUSTRALIA (continued)
47,806	Billabong International Ltd.	$441,550
29,390	Biota Holdings Ltd.(b)	51,786
580	Blackmores Ltd.	11,285
13,886	Blackthorn Resources Ltd.(b)	10,783
896,648	BlueScope Steel Ltd.	2,066,298
326,715	Boart Longyear Group(b)	95,179
124,313	Boom Logistics Ltd.	40,495
292,604	Boral Ltd.	1,364,567
27,316	Bow Energy Ltd.(b)	31,204
24,758	Bradken Ltd.	130,886
27,762	Brickworks Ltd.	300,463
49,086	Brockman Resources Ltd.(b)	119,546
26,490	Cabcharge Australia Ltd.	132,699
60,682	Caltex Australia Ltd.(b)	479,580
12,219	Campbell Brothers Ltd.	308,501
226,901	Cape Lambert Iron Ore Ltd.(b)	102,973
21,206	Cardno Ltd.	77,357
51,588	Carnarvon Petroleum Ltd.(b)	23,676
100,000	Cash Converters International Ltd.	56,708
5,692	Catalpa Resources Ltd.(b)	7,131
222,590	CBH Resources Ltd.(b)	27,551
17,013	Cellestis Ltd.	52,577
87,902	Centamin Egypt Ltd.(b)(c)(d)	152,414
129,506	Centennial Coal Co. Ltd.	415,801
14,812	Centrex Metals Ltd.(b)	7,722
189,000	Ceramic Fuel Cells Ltd.(b)	30,845
124,054	Challenger Financial Services Group Ltd.	444,258
46,115	Chemgenex Pharmaceuticals Ltd.(b)	36,746
131,532	Citadel Resource Group Ltd.(b)	41,940
267,096	Citigold Corp. Ltd.(b)	24,787
93,289	Clinuvel Pharmaceuticals Ltd.(b)	18,519
51,145	Clough Ltd.	38,006
88,406	Coal of Africa Ltd.(b)	165,327
7,468	Cochlear Ltd.	411,110
54,002	Cockatoo Coal Ltd.(b)	16,816
31,614	Coffey International Ltd.	60,505
617,929	ConnectEast Group	227,558
18,624	Conquest Mining Ltd.(b)	8,007
57,099	Consolidated Media Holdings Ltd.	151,567
117,579	Cooper Energy Ltd.(b)	49,100
20,084	Corporate Express Australia Ltd.	70,554
38,303	Count Financial Ltd.	46,034
33,527	Crane Group Ltd.	260,518
13,608	Credit Corp. Group Ltd.	38,289
33,492	CSG Ltd.	52,544
1,396	CSG Ltd. - Placement Shares(c)	2,198
458,593	CSR Ltd. - Placement Shares	735,016
10,095	Cudeco Ltd.(b)	37,448
24,524	Customers Ltd.(b)	62,175
118,091	David Jones Ltd.	493,969

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

AUSTRALIA (continued)
20,000	Deep Yellow Ltd.(b)	$4,506
1,882	Devine Ltd.	658
8,637	Dominion Mining Ltd.	23,054
1,330	Domino’s Pizza Enterprises Ltd.	6,148
103,250	Downer EDI Ltd.	754,446
168,882	DUET Group	268,992
4,716	DWS Advanced Business Solutions Ltd.	6,589
91,748	Eastern Star Gas Ltd.(b)	62,704
249,390	Emeco Holdings Ltd.	151,356
61,443	Energy Developments Ltd.	148,579
1,688	Energy Resources of Australia Ltd.	31,152
99,173	Energy World Corp. Ltd.(b)	26,529
294,880	Envestra Ltd.	128,710
57,717	Eservglobal Ltd.(b)	26,857
22,408	Extract Resources Ltd.(b)	156,168
1,074,060	Fairfax Media Ltd.	1,631,226
9,540	Fantastic Holdings Ltd.	31,178
33,955	Felix Resources Ltd. - Placement Shares(c)	3,055
46,815	Ferraus Ltd.(b)	29,567
215,276	FKP Property Group	132,628
11,521	Fleetwood Corp. Ltd.	82,027
39,328	FlexiGroup Ltd.	52,254
9,448	Flight Centre Ltd.	165,184
149,076	Flinders Mines Ltd.(b)	18,598
503,469	Focus Minerals Ltd.(b)	29,612
78,012	Futuris Corp. Ltd.(b)	98,441
11,074	G.U.D. Holdings Ltd.	91,046
111,477	Geodynamics Ltd.(b)	78,586
112,463	Gindalbie Metals Ltd.(b)	93,771
34,043	Giralia Resources NL(b)	46,046
562,722	Goodman Fielder Ltd.	774,371
46,282	GrainCorp Ltd.	234,115
140,887	Grange Resources Ltd.(b)	41,435
63,776	Great Southern Ltd.(b)(c)(d)	6,770
344,718	Gunns Ltd.	267,180
68,071	GWA International Ltd.	180,902
128,417	Harvey Norman Holdings Ltd.	416,214
87,716	Hastie Group Ltd.	142,400
61,206	Healthscope Ltd.	252,622
108,127	HFA Holdings Ltd.(b)	23,185
74,599	Highlands Pacific Ltd.(b)	22,477
196,765	Hillgrove Resources Ltd.	67,497
94,107	Hills Industries Ltd.	161,937
88,114	Horizon Oil Ltd.(b)	25,082
69,257	Icon Energy Ltd.(b)	19,798
38,283	iiNET Ltd.	66,573
219,708	Iluka Resources Ltd.(b)	637,284
44,250	Imdex Ltd.	25,510
21,536	IMF Australia Ltd.	31,164
702,287	Incitec Pivot Ltd.	2,071,813
30,708	Independence Group NL	112,606
85,840	Indophil Resources NL(b)	95,592
69,667	Industrea Ltd.	23,868

Shares		Value

AUSTRALIA (continued)
237,604	Infigen Energy	$278,655
100,000	Integra Mining Ltd.(b)	20,705
89,852	Intrepid Mines Ltd.(b)	20,254
16,339	Invocare Ltd.	79,372
75,741	IOOF Holdings Ltd.	384,271
19,221	Iress Market Technology Ltd.	132,409
181,912	iSOFT Group Ltd.	109,121
230,309	Jabiru Metals Ltd.(b)	77,502
21,040	JB Hi-Fi Ltd.	373,781
139,329	Kagara Ltd.(b)	112,284
31,596	Karoon Gas Australia Ltd.(b)	199,561
3,233	Kimberly Metals Ltd.(c)(d)	0
21,333	Kingsgate Consolidated Ltd.	173,858
139,531	Lend Lease Corp. Ltd.	1,151,433
46,543	Linc Energy Ltd.(b)	63,522
23,239	Liquefied Natural Gas Ltd.(b)	18,272
132,215	Lynas Corp. Ltd.(b)	64,211
24,167	MacArthur Coal Ltd.	200,452
239,199	Macmahon Holdings Ltd.	120,597
110,649	Macquarie Airports	270,650
1,285	Macquarie Telecom Group Ltd.(b)	5,757
6,687	Mantra Resources Ltd.(b)	33,991
165,413	Marion Energy Ltd.(b)	16,092
7,488	McMillan Shakespeare Ltd.	19,832
34,566	McPherson’s Ltd.(b)	84,441
36,018	Medusa Mining Ltd.(b)	97,610
10,469	Melbourne IT Ltd.	14,779
152,154	MEO Australia Ltd.(b)	57,121
57,713	Mermaid Marine Australia Ltd.	134,107
261,973	Metals X Ltd.(b)	26,817
130,282	Metcash Ltd.	488,552
126,036	Minara Resources Ltd.(b)	76,072
37,376	Mincor Resources NL	47,991
120,423	Mineral Deposits Ltd.(b)	94,588
14,861	Mineral Resources Ltd.	87,792
51,073	Mirabela Nickel Ltd.(b)(e)	91,236
91,676	Mitchell Communications Group Ltd.	68,693
44,552	Molopo Australia Ltd.(b)	45,269
38,566	Moly Mines Ltd.(b)	30,195
13,431	Monadelphous Group Ltd.	151,621
19,000	Mortgage Choice Ltd.	20,613
462,225	Mosaic Oil NL(b)	38,576
158,974	Mount Gibson Iron Ltd.(b)	194,848
55,018	Murchison Metals Ltd.(b)	106,511
42,798	Navitas Ltd.	169,513
139,340	Neptune Marine Services Ltd.(b)	51,293
128,661	New Hope Corp. Ltd.	505,571
87,996	Nexbis Ltd.(b)	14,511
69,134	NIB Holdings Ltd. Australia	78,157
48,373	Nomad Building Solutions Ltd.	11,427
30,567	Norton Gold Fields Ltd.(b)	5,151
14,479	Novogen Ltd.(b)	7,582
42,103	NRW Holdings Ltd.	65,755

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

AUSTRALIA (continued)
37,601	Nufarm Ltd.	$337,858
13,754	Oakton Ltd.	41,788
578,490	OneSteel Ltd.	1,573,548
4,066	OrotonGroup Ltd.	21,039
745,457	OZ Minerals Ltd.(b)	694,146
484,223	Pacific Brands Ltd.(b)	467,843
151,226	Paladin Energy Ltd.(b)	481,585
193,687	Pan Pacific Petroleum NL(b)	56,416
362,929	PanAust Ltd.(b)	149,602
46,006	Panoramic Resources Ltd.	74,099
248,080	PaperlinX Ltd.(b)	136,055
37,523	Peet Ltd.	68,424
27,102	Perilya Ltd.(b)	14,611
7,008	Perpetual Ltd.	215,634
54,166	Perseus Mining Ltd.(b)	75,363
31,729	Pharmaxis Ltd.(b)	74,088
74,944	Photon Group Ltd.	80,494
4,385	Pipe Networks Ltd.	23,890
26,465	Platinum Asset Mangement Ltd.	128,212
38,735	Platinum Australia Ltd.(b)	34,422
105,388	PMP Ltd.(b)	68,716
23,081	Premier Investments Ltd.	163,583
62,814	Primary Health Care Ltd.	305,455
40,487	Prime Media Group Ltd.	26,539
7,043	Probiotec Ltd.	13,934
37,046	Programmed Maintenance Services Ltd.	107,276
108,721	Quantum Energy Ltd.(b)	12,010
22,900	Ramsay Health Care Ltd.	231,601
13,579	RCR Tomlinson Ltd.	12,067
7,541	REA Group Ltd.	62,071
30,974	Reckon Ltd.	53,867
21,888	Redflex Holdings Ltd.	40,444
8,531	Reece Australia Ltd.	184,756
35,422	Regional Express Holdings Ltd.(b)	42,767
6,994	Reject Shop Ltd. (The)	81,931
73,565	Resolute Mining Ltd.(b)	63,654
62,000	Resource Generation Ltd.(b)	21,587
11,017	Retail Food Group Ltd.	26,650
12,309	Reverse Corp. Ltd.	3,874
159,030	RHG Ltd.(b)	76,218
87,007	Ridley Corp. Ltd.	85,294
44,464	Riversdale Mining Ltd.(b)	290,712
246,702	Roc Oil Co. Ltd.(b)	144,892
37,575	SAI Global Ltd.	128,846
29,246	Salmat Ltd.	101,847
15,093	Sedgman Ltd.	18,431
21,571	Seek Ltd.	122,804
7,510	Select Harvests Ltd.	29,585
9,440	Servcorp Ltd.	29,931
97,832	Service Stream Ltd.	25,830
57,973	Seven Network Ltd.	342,328
556,679	Sigma Pharmaceuticals Ltd.	458,285
21,714	Silex Systems Ltd.(b)	112,598
28,232	Silver Lake Resources Ltd.(b)	22,824

Shares		Value

AUSTRALIA (continued)
54,194	Sims Group Ltd.	$1,017,733
9,054	Sirtex Medical Ltd.	50,106
12,274	Skilled Group Ltd.	20,964
7,500	SMS Management & Technology Ltd.	39,312
167,396	Southern Cross Media Group	271,863
288,375	SP AusNet	227,865
118,596	TPG Telecom Ltd.	177,469
136,210	Spark Infrastructure Group	159,183
28,294	Specialty Fashion Group Ltd.(b)	33,936
29,700	Sphere Investments Ltd.(b)	24,424
82,005	Spotless Group Ltd.	194,935
475,707	St. Barbara Ltd.(b)	104,376
106,534	Straits Resources Ltd.(b)	132,970
25,424	Strike Resources Ltd.(b)	16,763
166,555	STW Communications Group Ltd.	113,840
218,698	Sundance Resources Ltd.(b)	26,859
91,760	Sunland Group Ltd.	60,943
27,550	Super Cheap Auto Group Ltd.	116,341
90,108	Swick Mining Services Ltd.(b)	37,040
131,045	Tabcorp Holdings Ltd.	813,173
6,000	Talent2 International Ltd.(b)	7,276
59,379	Tap Oil Ltd.(b)	55,808
58,265	Tassal Group Ltd.	93,907
261,905	Tatts Group Ltd.	531,895
50,836	Technology One Ltd.	34,242
104,463	Ten Network Holdings Ltd.(b)	140,789
45,119	Terramin Australia Ltd.(b)	30,080
58,054	TFS Corp. Ltd.	52,168
202,725	Thakral Holdings Group	63,675
37,994	Thorn Group Ltd.	39,574
65,834	Timbercorp Ltd.(b)(c)(d)	0
379,737	Toro Energy Ltd.(b)	44,644
122,618	Tower Australia Group Ltd.	267,709
16,986	Tox Free Solutions Ltd.(b)	35,501
108,365	Transfield Services Infrastructure Fund	100,098
100,698	Transfield Services Ltd.	316,943
32,042	Transpacific Industries Group Ltd.(b)	35,066
34,641	Troy Resources NL	65,900
33,503	United Group Ltd.	382,838
65,872	UXC Ltd.(c)	40,361
22,153	Village Roadshow Ltd.	40,987
48,270	Village Roadshow Ltd., Preferred Shares	89,824
570,532	Virgin Blue Holdings Ltd.(b)	291,139
70,098	Washington H. Soul Pattinson & Co. Ltd.	845,443
50,586	Watpac Ltd.	62,639
30,715	Wattyl Ltd.(b)	24,375
35,253	WDS Ltd.	49,750
22,954	West Australian Newspapers Holdings Ltd.	147,979
19,960	Western Areas NL(b)	72,842

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

AUSTRALIA (continued)
13,358	White Energy Co. Ltd.(b)	$29,538
10,519	Whitehaven Coal Ltd.	40,827
71,313	WHK Group Ltd.	72,823
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	1,865
13,791	Wotif.com Holdings Ltd.	80,871

		53,120,978

AUSTRIA — 0.3%
1,109	Agrana Beteiligungs AG	106,032
9,244	Andritz AG	516,292
6,651	A-TEC Industries AG(b)	86,411
5,738	BWIN Interactive Entertainment AG(b)	348,508
2,439	BWT AG	67,032
6,997	CAT Oil AG(b)	68,000
1,891	Constantia Packaging AG	99,851
4,924	EVN AG	86,208
3,121	Flughafen Wien AG	145,431
1,518	Frauenthal Holding AG(b)	14,932
7,181	Intercell AG(b)	238,045
660	Kapsch TrafficCom AG	23,543
197	Lenzing AG	65,410
1,270	Mayr Melnhof Karton AG	119,606
902	Oberbank AG	53,089
7,603	Oesterreichische Post AG	205,862
1,756	Palfinger AG	38,478
19,005	Raiffeisen International Bank-Holding AG	940,330
5,405	RHI AG(b)	147,458
779	Rosenbauer International AG	33,121
526	S&T System Integration & Technology Distribution AG(b)	8,772
2,106	Schoeller-Bleckmann Oilfield Equipment AG	110,177
26,886	Strabag SE	728,969
38,356	Telekom Austria AG	529,088
10,994	Uniqa Versicherungen AG	177,396
11,488	Vienna Insurance Group	550,384
59,284	Voestalpine AG	2,075,642
4,708	Warimpex Finanz- Und Beteiligungs AG(b)	13,512
48,022	Wienerberger AG(b)	898,090
1,503	Wolford AG(b)	24,950
9,958	Zumtobel AG(b)	213,035

		8,733,654

BAHAMAS — 0.0%
500	Steiner Leisure Ltd.(b)	19,920

BELGIUM — 0.3%
9,434	Ackermans & Van Haaren NV	648,759
58,466	Agfa Gevaert NV(b)	422,551
3,018	Arseus NV	35,930
89	Banque Nationale de Belgique	430,638
4,431	Barco NV(b)	181,563

Shares		Value

BELGIUM (continued)
4,312	Bekaert SA	$627,567
1,909	Cofinimmo	257,174
2,461	Compagnie d’Entreprises CFE	118,712
765	Compagnie Immobiliere de Belgique SA(b)	26,313
4,983	Compagnie Maritime Belge SA	149,755
23,306	Deceuninck NV(b)	47,917
12,200	Deceuninck NV- VVPR Strip(b)	34
14,543	Delhaize Group	1,140,014
1,685	Devgen(b)	24,250
1,030	D’ieteren SA	442,429
292	Econocom Group	3,915
4,178	Elia System Operator SA NV	158,374
8,725	Euronav NV	190,887
1,908	EVS Broadcast Equipment SA	122,858
3,075	Exmar NV	26,223
3,443	Galapagos NV(b)	50,168
993	Intervest Offices	30,794
3,840	Ion Beam Applications	49,144
99	IRIS	5,980
829	Kinepolis Group NV	36,526
5,034	Melexis NV(b)	49,544
5,279	Mobistar SA	332,116
28,027	Nyrstar(b)	388,446
6,372	Omega Pharma SA	307,848
58,844	Option NV(b)	64,841
5,123	Recticel SA	41,110
840	Roularta Media Group NV(b)	17,902
1,569	Sioen Industries NV	9,792
1,670	Sipef NV	91,311
10,299	Solvay SA	1,020,720
10,644	Telenet Group Holding NV(b)	306,227
9,497	Tessenderlo Chemie NV	302,005
2,026	ThromboGenics NV(b)	44,741
28,222	UCB SA	1,261,663
20,514	Umicore	632,250
1,150	Van De Velde	50,203
445	VPK Packaging Group(b)	17,331
1,797	Warehouses De Pauw SCA	83,022
460	Wereldhave Belgium NV	39,807

		10,289,354

BERMUDA — 0.5%
144,027	Allied World Assurance Co. Holdings Ltd.	6,446,649
400	American Safety Insurance Holdings Ltd.(b)	5,500
152,600	Argo Group International Holdings Ltd.(b)	4,080,524
7,106	Aspen Insurance Holdings Ltd.	189,233
5,100	Assured Guaranty Ltd.	115,566
167,171	Catlin Group Ltd.	902,821
4,200	Endurance Specialty Holdings Ltd.	151,284
500	Enstar Group Ltd.(b)	32,445

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

BERMUDA (continued)
5,000	Flagstone Reinsurance Holdings Ltd.	$52,350
8,700	Frontline Ltd.	261,443
1,600	Global Crossing Ltd.(b)	22,352
2,000	Golden Ocean Group Ltd.(b)	3,467
11,158	Helen of Troy Ltd.(b)	262,994
162,708	Hiscox Ltd.	886,638
30,300	Katanga Mining Ltd.(b)	20,120
33,519	Lancashire Holdings Ltd.	238,922
3,500	Max Capital Group Ltd.	78,820
5,900	Montpelier Re Holdings Ltd.	99,651
3,200	Orient-Express Hotels Ltd. - Class A(b)	31,232
3,400	Platinum Underwriters Holdings Ltd.	123,284
3,500	Renaissancere Holdings Ltd.	189,630
68,400	Seadrill Ltd.	1,514,499
6,300	Signet Jewelers Ltd.(b)	172,368
2,600	Textainer Group Holdings Ltd.	44,304
6,545	Validus Holdings Ltd.	173,442
700	Vistaprint NV(b)	39,207

		16,138,745

BRAZIL — 0.7%
237,000	Acos Villares SA	88,011
15,000	Acucar Guarani SA(b)	48,064
7,300	AES Tiete SA	66,610
17,400	AES Tiete SA Preference Shares	175,200
57,100	All America Latina Logistica SA	457,406
7,700	American Banknote SA	77,817
11,000	Anhanguera Educacional Participacoes SA(b)	151,724
7,500	B2W Companhia Global Do Varejo	151,194
24,400	Banco ABC Brasil SA	156,626
7,200	Banco Daycoval SA	35,523
14,800	Banco Panamericano SA	85,816
13,700	Banco Pine SA - Preference Shares	79,220
16,200	Banco Sofisa SA	44,174
11,900	Bematech SA	59,658
29,200	BR Malls Participacoes SA(b)	317,560
51,500	Braskem SA - Class A, Preference Shares(b)	362,276
78,500	Brookfield Incorporacoes SA	343,984
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	110,069
29,271	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Class A, Preference Shares	982,170
4,800	Cia de Concessoes Rodoviarias	102,417
2,800	Cia de Gas de Sao Paulo - Class A, Preference Shares	52,732
13,900	Cia de Saneamento Basico do Estado de Sao Paulo	231,175

Shares		Value

BRAZIL (continued)
9,100	Cia de Saneamento de Minas Gerais	$123,103
4,000	Cia de Saneamento do Parana, Preference Shares	5,199
14,400	Cia de Tecidos do Norte de Minas - Coteminas, Preference Shares	42,933
4,400	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	110,759
25,300	Cia Energetica de Sao Paulo-Class B, Preference Shares	315,277
4,050	Cia Energetica do Ceara - Class A, Preference Shares	63,984
9,700	Cia Hering	158,493
27,800	Cia Paranaense de Energia - Class B, Preference Shares	568,388
18,300	Cia Providencia Industria e Comercio SA	76,695
69,464	Confab Industrial SA, Preference Shares	182,044
8,400	Contax Participacoes SA, Preference Shares	110,515
36,100	Cosan SA Industria e Comercio(b)	407,920
9,700	Cremer SA	80,276
36,200	Cyrela Brazil Realty SA	415,580
6,900	Diagnosticos da America SA	211,649
7,480	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference Shares(d)	134,918
13,700	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Class B, Preference Shares	260,918
198,400	Empresa Brasileira de Aeronautica SA	1,051,467
26,593	Eternit SA	117,799
69,100	Even Construtora e Incorporadora SA	276,767
28,300	Ez Tec Empreendimentos e Participacoes SA	122,358
13,800	Ferbasa-Ferro Ligas DA Bahia, Preference Shares	85,143
18,200	Fertilizantes Fosfatados SA, Preference Shares(b)	180,455
22,203	Fibria Celulose SA(b)	402,716
33,500	Gafisa SA	433,101
12,700	Global Village Telecom Holding SA(b)	377,968
26,500	Gol-Linhas Aereas Inteligentes SA, Preference Shares(b)	324,748
40,800	Grendene SA	189,606
33,900	IdeiasNet SA(b)	88,302
7,500	Iguatemi Empresa de Shopping Centers SA	113,355
24,400	Industrias Romi SA	182,515
120,200	JBS SA	595,580
193,000	Klabin SA, Preference Shares	499,650

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

BRAZIL (continued)
7,587	Kroton Educacional SA	$76,876
16,800	Light SA	222,188
13,300	Localiza Rent A CAR	139,280
26,200	Log-In Logistica Intermodal SA	119,533
29,900	Lojas Americanas SA	182,731
47,100	Lojas Americanas SA, Preference Shares	330,575
16,700	Lojas Renner SA	318,762
4,100	Lupatech SA(b)	63,294
3,700	M Dias Branco SA	95,101
18,198	Magnesita Refratarios SA(b)	142,688
41,800	Marcopolo SA, Preference Shares	168,309
13,800	Marisa SA	91,512
17,100	Medial Saude SA(b)	145,146
20,000	MPX Energia SA	244,562
13,900	Multiplan Empreendimentos Imobiliarios SA	221,220
17,900	Natura Cosmeticos SA	322,295
38,419	NET Servicos de Comunicacao SA, Preference Shares(b)	444,315
12,100	Obrascon Huarte Lain Brasil SA	227,878
3,200	Odontoprev SA	98,445
12,700	Parana Banco SA	65,690
81,129	Paranapanema SA(b)	286,641
39,000	PDG Realty SA Empreen-dimentos e Participacoes	310,552
20,000	Plascar Participacoes Industriais SA(b)	38,727
32,500	Porto Seguro SA	326,897
10,900	Positivo Informatica SA	116,633
33,900	Randon Participacoes SA, Preference Shares	275,156
14,700	Rodobens Negocios Imobiliarios SA	131,715
60,200	Rossi Residencial SA	418,366
8,200	Sao Carlos Empreendimentos e Participacoes SA	70,255
23,000	Sao Martinho SA	219,629
9,200	Saraiva SA Livreiros Editores, Preference Shares	168,382
78,134	Satipel Industrial SA	671,082
10,100	SLC Agricola SA	96,446
16,000	Sul America SA	415,915
51,626	Suzano Papel e Celulose SA	556,246
11,000	Tam SA, Preference Shares	201,151
2,400	Terna Participacoes SA	47,873
25,700	Tim Participacoes SA(b)	95,438
88,200	Tim Participacoes SA, Preference Shares	231,613
2,300	Totvs SA	141,416
7,700	Tractebel Energia SA	82,637
30,144	Ultrapar Participacoes SA, Preference Shares	1,325,696
262,572	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares	144,867

Shares		Value

BRAZIL (continued)
13,800	Universo Online SA, Preference Shares	$67,353
27,247	Vivo Participacoes SA, Preference Shares	773,179
58,200	Weg SA	557,300

		23,981,172

CANADA — 2.6%
5,100	Aastra Technologies Ltd.	133,742
3,600	Absolute Software Corp.(b)	20,538
68,797	Advantage Oil & Gas Ltd.	437,521
16,400	Aecon Group, Inc.	208,288
500	AG Growth International, Inc.	17,222
35,957	AGF Management Ltd. - Class B	540,406
1,200	Akita Drilling Ltd. - Class A	10,875
21,300	Alamos Gold, Inc.(b)	227,094
31,100	Alimentation Couche-Tard, Inc. - Class B	585,788
9,100	Altius Minerals Corp.(b)	65,532
81,700	Amerigo Resources Ltd.(b)	55,014
76,423	Anderson Energy Ltd.(b)	94,345
35,500	Antrim Energy, Inc.(b)	41,501
20,400	Astral Media, Inc.	646,962
6,000	Athabasca Potash, Inc.(b)	46,575
31,100	Atna Resources Ltd.(b)	19,487
14,336	Atrium Innovations, Inc.(b)	215,191
33,171	ATS Automation Tooling Systems, Inc.(b)	226,155
8,300	Augusta Resource Corp.(b)	19,406
25,500	Aura Minerals, Inc.(b)	87,285
22,800	Aurizon Mines Ltd.(b)	84,014
192,663	Baffinland Iron Mines Corp.(b)	99,102
38,800	Baja Mining Corp.(b)	24,312
39,244	Ballard Power Systems, Inc.(b)	86,618
41,500	Bankers Petroleum Ltd.(b)	231,709
27,100	Berens Energy Ltd.(b)	68,178
6,400	Bioms Medical Corp.(b)	2,125
200	BioteQ Environmental Technologies, Inc.(b)	224
55,950	Biovail Corp.	816,292
29,800	Birchcliff Energy Ltd.(b)	253,617
108,500	BlackPearl Resources, Inc.(b)	248,609
5,600	Boardwalk Real Estate Investment Trust	195,876
203,200	Bombardier, Inc. - Class B	957,800
13,900	Boralex, Inc. - Class A(b)	125,058
232,000	Breakwater Resources Ltd.(b)	86,790
3,800	Burcon NutraScience Corp.(b)	34,757
35,126	CAE, Inc.	280,220
9,200	Calfrac Well Services Ltd.	196,433
9,100	Calloway Real Estate Investment Trust	168,511
6,600	Calvalley Petroleum, Inc. - Class A(b)	14,382
23,300	Canaccord Capital, Inc.	213,552
4,100	Canada Bread Co. Ltd.	207,099

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

CANADA (continued)
4,100	Canadian Apartment Properties REIT	$54,564
3,700	Canadian Real Estate Investment Trust	96,890
30,200	Canadian Tire Corp. Ltd. - Class A	1,510,494
22,900	Canadian Utilities Ltd. - Class A	926,494
22,300	Canadian Western Bank	428,794
8,782	Canam Group, Inc.	59,957
37,300	Canfor Corp.(b)	254,655
15,000	Cangene Corp.(b)	75,473
25,000	Capstone Mining Corp.(b)	60,790
15,900	Cardiome Pharma Corp.(b)	81,191
27,700	Cascades, Inc.	206,471
9,900	Cash Store Financial Services, Inc. (The)	111,291
189,687	Catalyst Paper Corp.(b)	47,899
10,800	CCL Industries - Class B	253,624
81,700	Celestica, Inc.(b)	797,707
4,600	Celtic Exploration Ltd.(b)	86,171
16,209	Centerra Gold, Inc.(b)	164,174
10,100	Cequence Energy Ltd.(b)	27,960
97,700	CGI Group, Inc. - Class A(b)	1,287,438
148,400	Chariot Resources Ltd.(b)	56,903
9,800	Chartwell Seniors Housing Real Estate Investment Trust	69,656
2,900	Churchill Corp. (The) - Class A(b)	53,186
16,400	CI Financial Corp.	334,825
100	CIC Energy Corp.(b)	123
8,500	Cinch Energy Corp.(b)	11,924
43,000	Claude Resources, Inc.(b)	41,824
7,600	Cogeco Cable, Inc.	282,606
10,000	COM DEV International Ltd.(b)	32,453
1,600	Comaplex Minerals Corp.(b)	12,210
3,800	Cominar Real Estate Investment Trust	68,199
57,200	Compton Petroleum Corp.(b)	50,821
2,500	Computer Modelling Group Ltd.	33,552
188,200	Connacher Oil & Gas Ltd.(b)	211,213
48,900	Consolidated Thompson Iron Mines Ltd.(b)	328,820
1,300	Constellation Software, Inc.	46,201
3,100	Corby Distilleries Ltd. - Class A	44,851
34,250	Corridor Resources, Inc.(b)	139,338
21,600	Corus Entertainment, Inc. - Class B	375,740
17,600	Cott Corp.(b)	142,709
22,300	Crescent Point Energy Corp.	789,390
32,445	Crew Energy, Inc.(b)	401,144
374,914	Crowflight Minerals, Inc.(b)	54,348
34,300	Crystallex International Corp.(b)	8,661
2,800	Dalsa Corp.	20,949
45,200	Delphi Energy Corp.(b)	81,163
125,204	Denison Mines Corp.(b)	166,275

Shares		Value

CANADA (continued)
16,400	Descartes Systems Group, Inc. (The)(b)	$96,935
7,250	Detour Gold Corp.(b)	95,130
600	Domtar Corp.(b)	29,142
11,500	Dorel Industries, Inc. - Class B	328,249
6,800	DragonWave, Inc.(b)	76,188
6,200	Dundee Precious Metals, Inc.(b)	19,425
1,700	Dundee Real Estate Investment Trust	39,016
23,000	DundeeWealth, Inc.	306,738
290,450	Eastern Platinum Ltd.(b)	320,534
22,300	ECU Silver Mining, Inc.(b)	13,348
58,400	Eldorado Gold Corp.(b)	693,645
4,758	Emera, Inc.	102,925
11,450	Empire Co. Ltd. - Class A	512,720
8,100	Endeavour Silver Corp.(b)	25,378
41,700	Ensign Energy Services, Inc.	585,769
5,100	Entree Gold, Inc.(b)	13,260
7,900	Epsilon Energy Ltd. (Canada)(b)	19,284
192,600	Equinox Minerals Ltd.(b)	625,038
2,500	Equitable Group, Inc.	48,258
54,600	European Goldfields Ltd.(b)	277,277
6,500	Evertz Technologies Ltd.	92,888
12,009	Exfo Electro Optical Engineering, Inc.(b)	60,873
10,300	Extendicare Real Estate Investment Trust	89,490
31,600	Fairborne Energy Ltd.(b)	144,812
4,400	Fairfax Financial Holdings Ltd.	1,492,975
29,900	Farallon Mining Ltd.(b)	14,541
64,225	Finning International, Inc.	1,042,136
30,350	First Majestic Silver Corp.(b)	94,804
18,100	First Quantum Minerals Ltd.	1,312,747
6,800	FirstService Corp.(b)	130,944
100,000	FirstService Corp. Voting Shares(b)(d)	1,939,000
16,400	Flint Energy Services Ltd.(b)	176,079
35,541	FNX Mining Co., Inc.(b)	400,865
25,200	Fortis, Inc.	652,831
11,800	Forzani Group Ltd. (The) - Class A	164,323
36,100	Franco-Nevada Corp.	912,924
43,215	Fronteer Development Group, Inc.(b)	172,173
37,100	Galleon Energy, Inc. - Class A(b)	186,671
45,800	Gammon Gold, Inc.(b)	394,927
15,500	Garda World Security Corp. - Class A(b)	146,266
10,000	Gennum Corp.	43,021
24,800	Gildan Activewear, Inc.(b)	531,834
41,500	Globestar Mining Corp.(b)	40,753
1,800	Gluskin Sheff & Associates, Inc.	35,285
6,900	GMP Capital, Inc.	76,534
22,600	Grande Cache Coal Corp.(b)	110,332

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

CANADA (continued)
106,800	Great Basin Gold Ltd.(b)	$172,798
20,200	Great Canadian Gaming Corp.(b)	143,199
3,800	Greystar Resources Ltd.(b)	17,769
86,300	Groupe Aeroplan, Inc.	896,697
7,400	Guyana Goldfields, Inc.(b)	44,224
7,700	Hanfeng Evergreen, Inc.(b)	51,561
23,100	Harry Winston Diamond Corp.(b)	212,367
3,500	Heroux-Devtek, Inc.(b)	17,185
8,400	Home Capital Group, Inc.	307,169
59,100	HudBay Minerals, Inc.(b)	668,243
68,400	IAMGOLD Corp.	901,338
29,060	IESI-BFC Ltd.	458,492
7,400	Imax Corp.(b)	94,953
19,243	Imperial Metals Corp.(b)	267,251
2,800	Indigo Books & Music, Inc.	42,396
32,200	Industrial Alliance Insurance and Financial Services, Inc.	965,473
17,100	Inmet Mining Corp.	865,995
18,640	Intact Financial Corp.	658,262
29,950	Intermap Technologies Corp.(b)	56,021
6,300	International Forest Products Ltd. - Class A(b)	26,043
98,800	Iteration Energy Ltd.(b)	111,805
30,700	Ivanhoe Energy, Inc.(b)	90,442
36,750	Ivanhoe Mines Ltd.(b)	514,861
116,500	Ivernia, Inc.(b)	41,403
25,700	Jean Coutu Group PJC, Inc. (The) Class A	231,703
10,400	Jinshan Gold Mines, Inc.(b)	26,261
3,454	KAB Distribution, Inc.(b)(c)(d)	2
5,280	Keegan Resources, Inc.(b)	29,678
5,300	Keystone North America, Inc.	39,456
26,000	Kingsway Financial Services, Inc.	40,851
6,900	Kirkland Lake Gold, Inc.(b)	46,462
53,075	Lake Shore Gold Corp.(b)	156,358
13,800	Laramide Resources(b)	18,198
11,850	Laurentian Bank of Canada	421,469
2,400	Le Chateau, Inc.	31,020
12,400	Leon’s Furniture Ltd.	121,768
21,760	Linamar Corp.	275,956
27,400	Linear Gold Corp.(b)	44,588
167,300	Lundin Mining Corp.(b)	655,588
6,700	MacDonald Dettwiler & Associates Ltd.(b)	244,064
2,100	MAG Silver Corp.(b)	11,666
50,968	Magna International, Inc. - Class A	2,803,776
9,200	Major Drilling Group International	222,159
4,700	Manitoba Telecom Services, Inc.	148,791
29,500	Maple Leaf Foods, Inc.	307,622
1,900	Marsulex, Inc.	20,435

Shares		Value

CANADA (continued)
28,250	Martinrea International, Inc.(b)	$217,968
4,300	Maxim Power Corp.(b)	13,633
49,200	MDS, Inc.(b)	363,967
102,100	Mega Uranium Ltd.(b)	60,157
14,300	Mercator Minerals Ltd.(b)	33,970
38,400	Methanex Corp.	858,321
20,325	Metro, Inc. - Class A	742,668
15,000	Migao Corp.(b)	99,041
4,400	Miranda Technologies, Inc.(b)	20,040
5,300	Morguard Real Estate Investment Trust	65,875
3,800	Mosaid Technologies, Inc.	75,271
33,351	Mullen Group Ltd.	499,056
45,143	Nautilus Minerals, Inc.(b)	89,083
19,800	Neo Material Technologies, Inc.(b)	78,700
138,000	New Gold, Inc.(b)	553,678
20,596	Newalta, Inc.	179,715
6,400	Niko Resources Ltd.	591,009
4,510	Norbord, Inc.(b)	69,849
8,400	North American Palladium Ltd.(b)	28,674
5,300	Northern Dynasty Minerals Ltd.(b)	40,645
2,300	Northern Property Real Estate Investment Trust	49,151
91,900	Northgate Minerals Corp.(b)	232,060
13,400	Novagold Resources, Inc.(b)	70,180
13,600	Noveko International, Inc.(b)	18,697
24,749	NuVista Energy Ltd.(b)	290,715
4,800	Oncolytics Biotech, Inc.(b)	11,357
25,600	Onex Corp.	591,368
11,100	Open Text Corp.(b)(e)	437,356
1,052	Open Text Corp.(b)(e)	41,470
117,600	OPTI Canada, Inc.(b)	212,268
39,961	Orleans Energy Ltd.(b)	95,675
26,000	Orvana Minerals Corp.(b)	26,018
29,800	Osisko Mining Corp.(b)	218,501
46,000	Pacific Rubiales Energy Corp.(b)	614,337
5,800	Paladin Labs, Inc.(b)	103,877
18,800	PAN American Silver Corp.(b)	396,835
15,900	Paramount Resources Ltd. - Class A(b)	226,771
5,100	Parex Resources, Inc.(b)	20,700
1,700	Parkbridge Lifestyles Communities, Inc.(b)	8,029
11,600	Pason Systems, Inc.	124,760
15,900	Petaquilla Minerals Ltd.(b)	10,558
21,830	PetroBakken Energy Ltd. - Class A	605,340
16,900	Petrobank Energy & Resources Ltd.(b)	835,003
4,100	Petrolifera Petroleum Ltd.(b)	3,528
3,200	Petrominerales Ltd.(b)	67,995
113,000	Phoscan Chemical Corp.(b)	41,216
11,900	Plutonic Power Corp.(b)	39,175

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

CANADA (continued)
13,500	Points International Ltd.(b)	$6,313
12,300	Polymet Mining Corp.(b)	35,660
489	Precision Drilling Trust(b)	3,800
3,400	Premium Brands Holdings Corp.	42,609
56,000	Progress Energy Resources Corp.	723,273
17,300	QLT, Inc.(b)	79,280
39,500	Quadra Mining Ltd.(b)	528,637
16,800	Quebecor, Inc. - Class B	450,462
8,500	Queenston Mining, Inc.(b)	34,103
56,500	Quest Capital Corp.(b)	66,051
52,100	Questerre Energy Corp.(b)	150,075
30,400	Red Back Mining, Inc.(b)	456,888
16,300	Reitmans (Canada) Ltd. - Class A	246,043
1,600	Resverlogix Corp.(b)	4,025
2,400	Richelieu Hardware Ltd.	51,849
15,971	Riocan Real Estate Investment Trust	285,140
14,200	Ritchie Bros. Auctioneers, Inc.(e)	298,542
275,000	Ritchie Bros. Auctioneers, Inc.(e)	5,780,500
51,900	RONA, Inc.(b)	757,689
23,700	Rubicon Minerals Corp.(b)	94,423
2,000	RuggedCom, Inc.(b)	37,596
21,250	Russel Metals, Inc.	343,816
5,700	Samuel Manu-Tech, Inc.	24,522
188,000	Sandvine Corp.(b)	228,571
20,600	Saputo, Inc.	550,040
37,900	Savanna Energy Services Corp.	241,029
2,040	Seabridge Gold, Inc.(b)	49,261
21,900	SEMAFO, Inc.(b)	92,987
13,425	ShawCor Ltd. - Class A	354,819
149,700	Sherritt International Corp.	859,629
93,264	Shore Gold, Inc.(b)	76,757
13,600	Sierra Wireless, Inc.(b)	150,086
11,500	Silver Standard Resources, Inc.(b)	199,724
42,900	Silver Wheaton Corp.(b)	591,793
26,400	Silvercorp Metals, Inc.	139,500
66,900	Sino-Forest Corp.(b)	1,161,873
22,700	SNC-Lavalin Group, Inc.	1,039,625
35,300	Sprott Resource Corp.(b)	144,600
14,700	St. Andrew Goldfields Ltd.(b)	10,861
11,000	Stantec, Inc.(b)	276,942
36,400	Starfield Resources, Inc.(b)	3,234
1,200	Stella-Jones, Inc.	28,585
5,200	Storm Exploration, Inc.(b)	61,812
44,000	Stornoway Diamond Corp.(b)	21,810
19,900	SunOpta, Inc.(b)	57,695
20,400	Superior Plus Corp.	256,419
2,640	SXC Health Solutions Corp.(b)	123,970
7,200	Tanzanian Royalty Exploration Corp.(b)	28,147

Shares		Value

CANADA (continued)
59,200	Taseko Mines Ltd.(b)	$251,915
77,325	Teck Resources Ltd. - Class B(b)	2,531,820
7,400	Theratechnologies, Inc.(b)	32,112
40,000	Thompson Creek Metals Co., Inc.(b)	465,373
27,352	Tim Hortons, Inc.	787,113
7,300	Timminco Ltd.(b)	7,988
9,300	TMX Group, Inc.	263,279
14,650	Toromont Industries Ltd.	373,083
24,900	Torstar Corp. - Class B	151,135
11,903	Total Energy Services, Inc.	76,923
59,100	TransAlta Corp.	1,230,363
1,400	Transat A.T., Inc. - Class A(b)	26,933
28,600	Transcontinental, Inc. - Class A	334,079
31,800	TransForce, Inc.	241,790
19,100	Transglobe Energy Corp.(b)	67,879
1,200	Transition Therapeutics, Inc.(b)	3,333
49,400	Trican Well Service Ltd.	638,492
52,400	Trinidad Drilling Ltd.	343,044
5,700	TVA Group, Inc. - Class B	72,180
58,500	Uex Corp.(b)	58,541
4,400	Uni-Select, Inc.	120,653
191,785	Uranium One, Inc.(b)	593,695
52,000	Ur-Energy, Inc.(b)	41,337
159,000	UTS Energy Corp.(b)	361,347
8,900	Vector Aerospace Corp.(b)	51,273
13,560	Vero Energy, Inc.(b)	87,378
100,725	Viterra, Inc.(b)	897,741
34,303	Viterra, Inc. - CDI(b)	298,606
2,100	Vitran Corp., Inc.(b)	18,599
1,400	Waste Services, Inc.(b)	12,712
1,600	WaterFurnace Renewable Energy, Inc.	37,754
39,400	West Energy Ltd.(b)	156,237
13,864	West Fraser Timber Co. Ltd.	424,510
18,100	Western Coal Corp.(b)	57,216
22,900	Western Financial Group, Inc.	60,181
6,300	Westjet Airlines Ltd.(b)	64,989
9,385	Westport Innovations, Inc.(b)	116,824
34,300	Wi-Lan, Inc.	85,329
10,848	Winpak Ltd.	84,917
4,300	Xtreme Coil Drilling Corp.(b)	22,722
97,900	Yamana Gold, Inc.	986,096
62,000	Zarlink Semiconductor, Inc.(b)	69,581
1,100	ZCL Composites, Inc.	3,981

		86,633,809

CAYMAN ISLANDS — 0.0%
5,200	Fresh Del Monte Produce, Inc.(b)	105,716
2,400	Greenlight Capital Re Ltd. - Class A(b)	57,960
1,700	Herbalife Ltd.	66,045
16,000	Siem Offshore, Inc.(b)	24,264

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

CAYMAN ISLANDS (continued)
900	United America Indemnity Ltd.(b)	$6,381

		260,366

CHILE — 0.1%
171,298	AES Gener SA	80,142
12,188	Banco de Credito e Inversiones	453,475
164,971	Banmedica SA	181,024
11,464	CAP SA	368,528
49,991	Cementos BIO BIO SA	109,692
23,013	Cia Cervecerias Unidas SA	178,624
12,790	Cia de Consumidores de Gas de Santiago SA	61,009
41,009	Cia General de Electricidad	258,996
86,364	Cia Sudamericana de Vapores SA(b)	66,573
50,487,302	CorpBanca SA	415,574
17,867	Cristalerias de Chile SA	204,548
18,148	Embotelladora Andina SA - Class B, Preference Shares	59,919
12,193	Empresa Nacional de Telecomu- nicaciones SA	175,732
792,236	Empresas Iansa SA(b)	58,016
36,151	Empresas La Polar SA	202,807
37,174	Farmacias Ahumada SA	91,492
200,535	Industrias Forestales SA	49,742
192,747	Inversiones Aguas Metropolitanas SA	235,158
1,454,475	Madeco SA	88,528
502,005	Masisa SA	69,444
115,607	Ripley Corp. SA	96,394
31,991	Salfacorp SA	54,692
132,510	Socovesa SA	48,038
186,725	Vina Concha y Toro SA	429,350
7,792,205	Vina San Pedro SA	59,471

		4,096,968

CHINA — 0.3%
150,000	AAC Acoustic Technologies Holdings, Inc.	246,555
180,000	Agile Property Holdings Ltd.	224,141
278,000	Air China Ltd. - H Shares(b)	230,495
4,000	Ajisen China Holdings Ltd.	3,650
182,000	Aluminum Corp. of China Ltd. - H Shares(b)	180,839
86,000	Angang Steel Co. Ltd. - H Shares	148,266
22,000	Anhui Conch Cement Co. Ltd. - H Shares	120,698
48,000	Anhui Expressway Co. Ltd. - H Shares	33,159
112,000	Asia Environment Holdings Ltd.(b)	22,828
192,000	AviChina Industry & Technology Co. - H Shares(b)	86,165

Shares		Value

CHINA (continued)
30,000	Baoye Group Co. Ltd. - H Shares	$19,087
200,000	Beijing Capital International Airport Co. Ltd. - H Shares(b)	111,976
92,000	Beijing Capital Land Ltd. - H Shares	31,825
192,000	Beijing North Star Co. Ltd.	59,933
344,000	Bosideng International Holdings Ltd.	68,075
263,000	China Aoyuan Property Group Ltd.(b)	41,068
164,000	China Communications Services Corp. Ltd. - H Shares	82,891
202,500	China COSCO Holdings Co. Ltd. - H Shares	238,499
242,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	80,859
291,000	China Energy Ltd.(b)	45,816
25,000	China High Speed Transmission Equipment Group Co. Ltd.	49,620
85,000	China Molybdenum Co. Ltd. - H Shares	65,949
24,000	China National Building Material Co. Ltd. - H Shares	39,658
45,000	China National Materials Co. Ltd. - H Shares	27,222
54,000	China Oilfield Services Ltd. - H Shares	63,817
174,000	China Railway Group Ltd. - H Shares(b)	124,762
202,000	China Rare Earth Holdings Ltd.(b)	45,292
939,600	China Resources Microelec- tronics Ltd.(b)	38,594
54,000	China Shineway Pharmaceutical Group Ltd.	94,282
561,000	China Shipping Container Lines Co. Ltd. - H Shares(b)	210,244
58,000	China Shipping Development Co. Ltd. - H Shares	90,824
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	61,635
152,000	China Wireless Technologies Ltd.	43,210
17,000	China XLX Fertiliser Ltd.	6,518
156,000	China Yurun Food Group Ltd.	437,124
106,000	Chongqing Iron & Steel Co. Ltd. - H Shares	32,968
335,000	Country Garden Holdings Co.	109,328
182,000	Dalian Port PDA Co. Ltd. - H Shares	72,796
152,000	Datang International Power Generation Co. Ltd. - H Shares	64,464
20,000	Delong Holdings Ltd.(b)	8,805
12,800	Dongfang Electric Corp. Ltd. - H Shares	63,090

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

CHINA (continued)
310,000	Dongfeng Motor Group Co. Ltd. - H Shares	$402,786
339,000	Fosun International	238,498
275,000	Foxconn International Holdings Ltd.(b)	288,381
148,000	Golden Eagle Retail Group Ltd.	264,677
37,500	Great Wall Motor Co. Ltd. - H Shares	50,895
81,500	Greentown China Holdings Ltd.	97,186
188,000	Guangshen Railway Co. Ltd. - H Shares	76,809
118,000	Harbin Power Equipment Co. Ltd. - H Shares	94,073
89,000	Hidili Industry International Development Ltd.(b)	93,218
124,000	Huadian Power International Co. - H Shares(b)	31,731
140,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	54,919
141,000	Intime Department Store Group Co. Ltd.	120,432
58,000	Jiangsu Expressway Co. Ltd. - H Shares	51,623
88,000	Jiangxi Copper Co. Ltd. - H Shares	175,700
148,500	KWG Property Holding Ltd.	89,367
88,000	Li Ning Co. Ltd.	267,374
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	75,292
214,000	Maanshan Iron & Steel - H Shares(b)	128,148
236,000	Pacific Textile Holdings Ltd.	166,879
34,500	Parkson Retail Group Ltd.	58,949
94,000	PICC Property & Casualty Co. Ltd - H Shares(b)	84,890
160,000	Qingling Motors Co. Ltd. - H Shares	36,444
2,806,000	Semiconductor Manufacturing International Corp.(b)	209,012
98,000	Shanghai Electric Group Co. Ltd. - H Shares	42,433
78,000	Shanghai Forte Land Co. - H Shares	20,732
172,000	Shenzhen Expressway Co. Ltd. - H Shares	89,604
435,600	Shui On Land Ltd.	205,749
100,000	Sichuan Expressway Co. Ltd. - H Shares	54,064
125,000	Sichuan Xinhua Winshare Chainstore Co. Ltd. - H Shares	51,773
286,660	Sino-Ocean Land Holdings Ltd.	231,707
252,000	Sinopec Shanghai Petrochemical Co. Ltd.(b)	87,925
142,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	34,369
356,000	Sinotrans Ltd. - H Shares	94,286
901,000	Sinotrans Shipping Ltd.	418,649

Shares		Value

CHINA (continued)
61,000	Sinotruk Hong Kong Ltd.	$71,014
254,500	Soho China Ltd.	123,623
65,500	Stella International Holdings Ltd.	134,342
16,200	Student Transportation of America Ltd.	70,603
6,800	Tencent Holdings Ltd.	126,063
62,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	21,193
102,000	Tingyi Cayman Islands Holding Corp.	220,270
147,000	Travelsky Technology Ltd. - H Shares	121,112
18,000	Tsingtao Brewery Co. Ltd. - H Shares	89,359
15,000	Weichai Power Co. Ltd. - H Shares	108,211
110,000	Weiqiao Textile Co. Ltd. - H Shares	73,426
126,000	Xinao Gas Holdings Ltd.	298,455
114,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	57,094
118,000	Zhejiang Expressway Co. Ltd. - H Shares	101,919
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)	13,961
24,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	43,778
12,740	ZTE Corp. - H Shares	74,322

		10,064,346

CYPRUS — 0.0%
25,000	Deep Sea Supply Plc(b)	39,004
90,000	Prosafe Production Public Ltd.(b)	179,078
29,500	ProSafe SE	165,358

		383,440

DENMARK — 0.3%
1,482	ALK-Abello A/S	113,322
4,607	Alm Brand A/S(b)	79,691
14,778	Amagerbanken A/S(b)	98,074
5,250	Auriga Industries - Class B	104,855
12,129	Bang & Olufsen A/S(b)	149,384
1,012	Bavarian Nordic - Placement Shares(c)(d)	32,337
2,025	Bavarian Nordic A/S(b)	64,232
9,000	Capinordic A/S(b)	5,333
185	Coloplast A/S - Class A	20,064
9,368	D/S Norden	409,376
11,259	D/S Torm A/S	123,477
5,928	Dalhoff Larsen & Horneman A/S - Class B(b)	18,975
23,636	Danisco A/S	1,646,746
950	DFDS A/S(b)	68,893
250	DiBa Bank A/S(b)	2,927

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

DENMARK (continued)
28,630	DSV A/S(b)	$507,986
3,657	East Asiatic Co. Ltd. A/S	114,453
2,200	Fionia Bank A/S(b)(c)(d)	0
10,914	FLSmidth & Co. A/S	695,474
5,773	Genmab A/S(b)	104,322
81,337	GN Store Nord A/S(b)	495,746
26,748	Greentech Energy Systems(b)	104,127
810	H+H International A/S - Class B(b)	10,273
1,541	Harboes Bryggeri A/S - Class B	32,014
1,200	IC Companys A/S(b)	43,569
27,331	Jyske Bank A/S(b)	1,011,689
4,290	NeuroSearch A/S(b)	66,375
9,765	NKT Holding A/S(b)	567,918
1,300	Nordjyske Bank A/S(b)	27,507
250	Norresundby Bank A/S(b)	8,245
200	Parken Sport & Entertainment A/S(b)	10,378
661	PER Aarsleff A/S - Class B	70,331
980	Ringkjoebing Landbobank A/S(b)	115,346
2,753	Rockwool International A/S - Class B	315,260
2,250	Royal UNIBREW A/S(b)	57,196
350	Sanistal A/S - Class B(b)	4,611
291	Satair A/S	11,037
6,623	Schouw & Co.	116,621
930	SimCorp A/S	165,756
8,021	Sjaelso Gruppen(b)	15,342
1,474	Solar Holdings A/S - Class B	95,431
10,199	Spar Nord Bank A/S(b)	116,185
325	Sparbank(b)	6,402
100	Sparekassen Faaborg A/S(b)	15,849
26,798	Sydbank A/S(b)	691,066
2,012	Thrane & Thrane A/S.	52,121
17,895	TK Development(b)	95,207
2,076	Topdanmark A/S(b)	252,166
57,742	TopoTarget A/S(b)	30,441
3,445	Vestjysk Bank A/S(b)	57,606

		9,021,736

EGYPT — 1.0%
700,000	Orascom Construction Industries GDR	32,970,000

FINLAND — 1.3%
9,896	Ahlstrom Oyj	131,955
11,568	Alma Media	118,367
39,441	Amer Sports Oyj - Class A	429,332
5,127	Atria Plc	80,096
1,400	Bank of Aland Plc - Class B	48,138
13,964	Cargotec Corp. - Class B	396,135
16,468	Comptel Oyj	18,424
9,295	Cramo Oyj	183,455
6,818	Digia Plc	33,904
10,700	Elektrobit Corp.(b)	14,183
33,625	Elisa Oyj	733,214

Shares		Value

FINLAND (continued)
15,985	Finnair Oyj(b)	$84,662
6,300	Finnlines Oyj(b)	68,774
9,150	Fiskars Oyj Abp	150,684
11,650	F-Secure Oyj	45,646
3,265	Glaston Oyj Abp	5,383
6,821	HKScan Oyj	84,849
30,353	Huhtamaki Oyj	406,903
785	Ilkka-Yhtyma Oyj	6,711
21,043	Kemira Oyj	327,103
26,945	Kesko Oyj - Class B	866,584
15,192	Kone Oyj - Class B	611,877
12,000	Konecranes Oyj	352,161
5,400	Lassila & Tikanoja Oyj	117,554
1,850	Lemminkainen Oyj	60,343
802,127	Metso Oyj	26,920,512
64,655	M-real Oyj - Class B(b)	153,411
37,504	Neste Oil Oyj	613,565
25,231	Nokian Renkaat Oyj	610,013
1,850	Olvi Oyj - Class A	70,074
29,419	Oriola-KD Oyj - Class B	183,473
9,402	Orion Oyj - Class A	206,065
16,563	Orion Oyj - Class B	362,315
48,189	Outokumpu Oyj	869,726
4,348	Outotec Oyj	145,842
2,586	PKC Group Oyj	28,747
71,582	Pohjola Bank Plc	733,457
1,080	Ponsse Oyj	10,971
7,300	Poyry Oyj	114,991
30,691	Raisio Plc - V Shares	120,702
34,032	Ramirent Oyj(b)	339,388
6,800	Rapala VMC Oyj	48,080
34,374	Rautaruukki Oyj	703,669
21,711	Ruukki Group Oyj(b)	62,431
19,422	Sanoma Oyj	429,934
740	Scanfil Oyj	3,093
2,130	SRV Group Plc	17,025
3,260	Stockman Oyj Abp - Class A	106,958
13,158	Stockman Oyj Abp - Class B	397,507
221,991	Stora Enso Oyj - Class R(b)	1,363,121
15,963	Tecnomen Lifetree Oyj	21,346
14,073	Tieto Oyj	313,239
190,224	UPM-Kymmene Oyj	2,086,231
17,900	Uponor Oyj	339,765
1,200	Vacon Plc	42,400
1,187	Vaisala Oyj - Class A	41,073
19,968	Wartsila Oyj	939,837
45,716	YIT Oyj	1,013,533

		44,788,931

FRANCE — 3.0%
4,110	Aeroports de Paris	320,261
778	Affine SA	17,453
70,059	Air France-KLM(b)	1,141,612
916,272	Alcatel-Lucent(b)	3,086,159
902	Ales Groupe	13,381
3,474	Alten Ltd.(b)	99,372

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

FRANCE (continued)
27,561	Altran Technologies SA(b)	$163,439
62	ANF SA	2,802
3,839	April Group	117,634
26,764	Arkema SA	1,021,671
6,609	Assystem(b)	78,257
6,893	Atari SA(b)	40,005
22,655	Atos Origin SA(b)	1,053,627
1,591	Audika	58,290
7,010	Beneteau SA(b)	125,596
2,244	BioMerieux	246,702
878	Boiron SA	37,352
1,118	Bonduelle SCA	133,778
2,069	Bongrain SA(b)	158,952
11,907	Bourbon SA	462,323
10,949	Bull SA(b)	52,292
6,030	Bureau Veritas SA	290,522
17,208	Canal Plus	142,516
33,896	Cap Gemini	1,505,112
5,652	Carbone Lorraine	193,462
733	Cegedim SA(b)	58,743
3,162	Cegid Group	83,120
2,640	Ciments Francais SA	258,509
4,566	Club Mediterranee SA(b)	78,257
74,237	Compagnie Generale de Geophysique-Veritas(b)	1,815,622
41,712	Compagnie Generale Des Etablissements Michelin - Class B	3,230,096
1,082	Damartex SA	24,245
10,333	Dassault Systemes SA	593,556
1,095	Delachaux SA	57,902
40,814	Derichebourg SA	182,361
3,318	EDF Energies Nouvelles SA	165,776
1,666	Eiffage SA	86,910
845	Electricite de Strasbourg(b)	135,571
332	Entrepose Contracting	29,197
517	Eramet	155,648
463	Esso Ste Anonyme Francaise	61,317
19,688	Etablissements Maurel Et Prom	331,840
1,280	Etam Developpement SA(b)	32,959
12,585	Euler Hermes SA	1,019,120
2,797	Euro Disney SCA Non-Registered Shares(b)	18,895
13,937	Eutelsat Communications	449,839
1,226	Exel Industries SA - Class A	44,572
6,899	Faurecia(b)	145,036
2,688	Fimalac	142,759
839	Fleury Michon SA	42,270
2,642	Fonciere Des Regions	262,557
202	Gaumont SA	12,318
12,894	Gemalto NV(b)	511,879
9,260	GFI Informatique	36,603
3,045	GL Events	65,284
899	Groupe Crit	24,207
97,644	Groupe Eurotunnel SA	941,361
12,889	Groupe Steria SCA	375,950

Shares		Value

FRANCE (continued)
251	Guerbet	$33,741
1,184	Guyenne et Gascogne SA	103,531
6,586	Haulotte Group SA	58,119
70,170	Havas SA	306,635
3,308	ICADE	318,840
2,593	Iliad SA	287,394
8,512	Imerys SA	470,746
2,264	IMS International Metal Service(b)	30,831
8,908	Ingenico	210,848
4,543	Ipsen SA	244,278
5,433	IPSOS	170,612
16,879	JC Decaux SA(b)	433,968
837	Kaufman & Broad SA(b)	19,875
12,671	Klepierre	472,029
1,361	Korian	36,089
49,549	Lagardere SCA	1,919,922
863	Laurent-Perrier	74,052
14,623	Legrand SA	421,943
669	LISI	35,912
10,685	M6-Metropole Television	283,774
629	Maisons France Confort	22,989
3,415	Manitou BF SA(b)	47,340
873	Manutan (Societe)	48,378
1,668	Meetic(b)	46,584
1,975	MR Bricolage	35,072
143,061	Natixis(b)	659,630
4,863	Neopost SA	386,979
12,933	Nexans SA	1,034,061
8,619	Nexity	313,446
463	Norbert Dentressangle	29,502
8,757	NRJ Group(b)	76,871
6,698	Orpea	289,819
22,865	PagesJaunes Groupe	246,692
66,220	Peugeot SA(b)	2,149,639
1,266	Pierre & Vacances	89,230
3,304	Plastic-Omnium SA	108,175
20,215	Publicis Groupe	831,612
485	Radiall	42,459
8,945	Rallye SA	314,855
6,947	Recylex SA(b)	79,975
5,948	Remy Cointreau SA	298,122
88,196	Rexel SA(b)	1,244,267
14,441	Rhodia SA(b)	256,347
1,356	Rodriguez Group(b)(c)(d)	5,452
1,707	Rubis	141,608
78,924	Safran SA	1,541,384
4,464	Saft Groupe SA	191,425
73,550	SCOR SE	1,704,024
6,382	SEB SA	414,394
3,422	Sechilienne-Sidec	115,748
2,724	SeLoger.com(b)	94,945
6,704	Societe BIC SA	476,767
3,095	Societe Immobiliere de Location pour l’Industrie et le Commerce	355,851

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

FRANCE (continued)
23,410	Societe Television Francaise 1	$403,679
16,292	SOITEC(b)	228,136
815	Somfy SA	151,970
811	Sopra Group SA	59,969
1,454	Sperian Protection	97,735
573	Spir Communication(b)	18,194
1,360	Stallergenes	108,410
857	Ste Industrielle d’Aviation Latecoere SA(b)(c)(d)	6,785
1,316	STEF-TFE	78,236
62	Sucriere de Pithiviers-Le-Vieil	62,242
1,305	Synergie SA	34,061
83,571	Technicolor(b)	110,360
25,408	Technip SA	1,736,919
12,717	Teleperformance	415,084
5,112	Theolia SA(b)	23,135
2,088	Trigano SA	44,365
10,614	UBISOFT Entertainment(b)	144,811
886	Union Financiere de France BQE SA	32,250
31,023	Valeo SA(b)	1,019,026
313,330	Vallourec	53,893,963
7,341	Viel et Compagnie	31,488
897	Vilmorin & Cie	101,074
1,248	Virbac SA	122,720
494	VM Materiaux SA	30,901
9,045	Zodiac SA	380,283

		100,999,426

GERMANY — 1.0%
14,490	Aareal Bank AG(b)	258,395
2,064	Adlink Internet Media AG(b)	10,936
9,755	ADVA AG Optical Networking(b)	33,783
652	Agennix AG(b)	4,339
10,374	Air Berlin Plc(b)	60,073
11,559	Aixtron AG	345,353
5,964	Alstria Office AG REIT	67,490
7,550	Arques Industries AG(b)	14,949
634	Asian Bamboo AG	23,760
3,892	Augusta Technologie AG	55,720
11,854	Aurubis AG	479,805
823	Axel Springer AG	86,614
6,102	Baader Bank AG	27,868
9,350	Balda AG(b)	43,897
3,136	Bauer AG	141,288
5,853	Bechtle AG	152,209
1,174	Bertrandt AG	36,339
13,375	Bilfinger Berger AG	966,586
1,034	Biotest AG	57,537
780	Boewe Systec AG(b)	6,273
8,211	Carl Zeiss Meditec AG	134,493
24,293	Celesio AG	708,378
2,610	Cenit AG(b)	17,576
2,684	CENTROTEC Sustainable AG(b)	45,115

Shares		Value

GERMANY (continued)
104	Centrotherm Photovoltaics AG(b)	$5,792
1,017	Cewe Color Holding AG	32,162
8,271	Comdirect Bank AG	77,822
32,384	Conergy AG(b)	34,580
6,000	Constantin Medien AG(b)	15,329
1,569	CTS Eventim AG	75,201
4,009	Curanum AG	14,653
6,258	DAB Bank AG	36,285
7,237	Demag Cranes AG	226,062
99,700	Deutsche Lufthansa AG	1,598,981
51,717	Deutsche Postbank AG(b)	1,573,829
39,780	Deutsche Wohnen AG(b)	404,270
30,691	Deutz AG(b)	142,820
7,612	Douglas Holdings AG	339,383
3,145	Duerr AG	67,892
4,400	DVB Bank SE	152,913
206	Eckert & Ziegler AG	5,921
2,087	Elexis AG	24,554
2,322	Elmos Semiconductor AG(b)	20,153
1,987	ElringKlinger AG	44,136
920	Envitec Biogas AG	15,248
48,689	Evotec AG(b)	128,339
632	Evotec AG ADR	3,274
3,542	Fielmann AG	280,514
14,402	Fraport AG Frankfurt Airport Services Worldwide	731,678
30,065	Freenet AG(b)	381,693
1,320	Fuchs Petrolub AG	107,114
31,064	GEA Group AG	633,622
6,330	Generali Deutschland Holding AG	651,161
9,536	Gerresheimer AG	311,798
2,237	Gerry Weber International AG	70,971
858	Gesco AG	44,367
5,544	GFK AG	203,193
723	GFT Technologies AG	2,642
18,690	Gildemeister AG	274,960
1,715	Grammer AG(b)	13,882
2,004	Grenkeleasing AG	87,643
3,184	Hamburger Hafen und Logistik AG	118,103
26,098	Hannover Rueckversicherung AG(b)	1,205,157
1,410	Hawesko Holding AG	41,439
9,116	HeidelbergCement AG	550,519
32,016	Heidelberger Druckmaschinen AG(b)	228,571
11,819	Hochtief AG	879,747
547	Homag Group AG	8,371
5,100	Indus Holding AG	86,279
555,298	Infineon Technologies AG(b)	3,064,327
834	Interseroh SE	56,837
341	Isra Vision AG	6,237
47,496	IVG Immobilien AG(b)	359,163
17,471	Jenoptik AG(b)	108,343

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

GERMANY (continued)
3,193	Kizoo AG(b)	$34,415
27,061	Kloeckner & Co. SE(b)	639,306
13,686	Kontron AG	150,666
4,116	Krones AG	204,107
210	KSB AG	128,564
7,388	KUKA AG(b)	117,875
1,410	KWS Saat AG	241,462
35,935	Lanxess AG	1,361,956
15,203	Leoni AG	341,330
1,656	Loewe AG	22,890
860	LPKF Laser & Electronics AG(b)	5,602
720	Manz Automation AG(b)	60,064
4,500	Medigene AG(b)	22,382
13,952	Medion AG	142,859
13,558	MLP AG	138,772
2,700	Morphosys AG(b)	63,072
11,359	MTU Aero Engines Holding AG	589,610
120	Muehlbauer Holding AG & Co. KGaA	3,061
6,932	MVV Energie AG	298,444
1,551	Nemetschek AG(b)	34,135
5,755	Nordex AG(b)	77,363
1,199	Pfeiffer Vacuum Technology AG	98,498
15,573	Pfleiderer AG(b)	137,684
7,480	PNE Wind AG(b)	21,850
32,110	Praktiker Bau- und Heimwerk-ermaerkte AG	269,019
1,040	Puma AG	318,395
4,350	PVA TePla AG(b)	29,537
8,485	Q-Cells SE(b)	115,898
23,144	QSC AG(b)	50,218
932	Rational AG	152,139
1,266	REpower Systems AG(b)	224,272
14,967	Rheinmetall AG	953,604
31,201	Rhoen Klinikum AG	766,560
2,578	Roth & Rau AG(b)	103,880
16,963	Salzgitter AG	1,501,129
475	Sartorius AG	10,721
1,302	Schlott Gruppe AG	8,936
15,182	SGL Carbon AG(b)	428,548
21,208	Singulus Technologies(b)	118,268
3,685	Sixt AG	120,020
79,044	Sky Deutschland AG(b)	217,300
558	SMA Solar Technology AG	65,387
5,314	Software AG	605,526
3,365	Solar Millennium AG(b)	148,332
13,447	Solarworld AG	225,940
1,149	Solon SE(b)	9,904
24,382	Stada Arzneimittel AG	799,615
904	STINAG Stuttgart Invest AG	23,823
2,302	Stratec Biomedical Systems AG	80,639
17,931	Suedzucker AG	415,413
1,203	Suess Microtec(b)	6,287
15,180	Symrise AG	337,401
4,152	Takkt AG	50,298

Shares		Value

GERMANY (continued)
21,467	Tognum AG	$373,927
65,010	TUI AG(b)	600,999
16,295	United Internet AG(b)	239,757
5,101	Versatel AG(b)	48,825
1,861	Vossloh AG	190,112
2,107	VTG AG	31,307
3,487	Wacker Chemie AG	456,435
12,899	Wacker Neuson SE	159,759
6,438	Wincor Nixdorf AG	435,723
12,563	Wirecard AG	159,514
1,163	Zhongde Waste Technology AG	18,652

		35,134,692

GREECE — 0.3%
1,181	Aegean Airlines SA	5,717
68,418	Agriculture Bank of Greece(b)	159,534
277,090	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations	178,084
114,974	Alpha Bank AE(b)	1,103,540
59,949	Anek Lines SA(b)	45,391
11,258	Aspis Bank SA(b)	12,606
1,098	Astir Palace Hotel SA(b)	4,393
11,879	Athens Medical Center SA	20,459
5,750	Athens Water Supply & Sewage Co. SA (The)	45,522
22,179	Attica Bank(b)	45,328
5,239	Bank of Greece	316,981
29,378	Coca-Cola Hellenic Bottling Co. SA	673,324
31,722	Diagnostic & Therapeutic Center of Athens Hygeia SA	65,010
114,242	EFG Eurobank Ergasias SA(b)	973,324
37,249	Ellaktor SA	228,852
3,862	Elval Aluminium Process Co.(b)	6,863
5,308	Emporiki Bank SA(b)	27,504
3,298	Euromedica SA(b)	20,468
39,058	Forthnet SA(b)	58,847
9,621	Fourlis Holdings SA	117,114
11,373	Frigoglass SA(b)	109,354
19,954	GEK Terna Holding Real Estate Construction SA	144,062
38,182	Geniki Bank(b)	35,879
9,780	Halcor SA(b)	15,547
2,570	Hellenic Duty Free Shops SA	22,469
9,731	Hellenic Exchanges SA Holding Clearing Settlement and Registry	103,580
32,414	Hellenic Petroleum SA	400,177
5,613	Hellenic Telecommunications Organization SA	76,901
11,102	Heracles General Cement Co.(b)	82,897
5,583	Iaso SA	24,796
48,615	Intracom Holdings SA(b)	69,955

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

GREECE (continued)
29,569	Intracom SA Technical & Steel Constructions(b)	$25,424
10,565	J&P-Avax SA	28,758
10,171	Lambrakis Press SA(b)	24,656
373,808	Marfin Investment Group SA(b)	1,032,200
5,160	Metka SA	65,196
45,695	Michaniki SA	56,882
12,165	Motor Oil (Hellas) Corinth Refineries SA	168,270
57,878	Mytilineos Holdings SA	350,598
7,509	Nireus Aquaculture SA(b)	5,962
113,842	Piraeus Bank SA(b)	961,846
1,217	Piraeus Port Authority	22,020
28,257	Proton Bank SA(b)	59,255
19,038	Public Power Corp. SA(b)	355,662
2,906	S&B Industrial Minerals SA	18,165
5,750	Sarantis SA	32,229
16,774	Sidenor Steel Products Manufacturing Co. SA(b)	82,771
28,837	Technical Olympic SA(b)	16,326
3,630	Teletypos SA Mega Channel	20,010
6,016	Terna Energy SA	48,555
1,382	Thessaloniki Port Authority SA	24,957
15,920	Titan Cement Co. SA	451,427
45,182	TT Hellenic Postbank SA(b)	267,845
43,104	Viohalco	199,312

		9,512,804

HONG KONG — 0.9%
96,000	Alco Holdings Ltd.	34,510
30,000	Allied Group Ltd.	74,099
1,098,000	Allied Properties HK Ltd.(b)	191,627
92,000	AMVIG Holdings Ltd.	37,739
420,000	Apac Resources Ltd.(b)	24,486
142,000	Asia Financial Holdings Ltd.	50,578
57,000	Asia Satellite Telecommunications Holdings Ltd.	82,048
377,877	Asia Standard International Group Ltd.	63,545
31,000	ASM Pacific Technology Ltd.	255,659
36,000	Associated International Hotels Ltd.(b)	78,002
62,000	Beijing Enterprises Holdings Ltd.	430,394
210,000	Beijing Enterprises Water Group Ltd.(b)	68,202
148,000	Belle International Holdings Ltd.	167,203
340,000	Brilliance China Automotive Holdings Ltd.(b)	88,650
438,000	C C Land Holdings Ltd.	159,061
64,000	Cafe de Coral Holdings Ltd.	139,889
5,100,000	Capital Estate Ltd.(b)	37,764
129,000	Centron Telecom International Holdings Ltd.(b)	35,938
460,000	Century City International	30,643

Shares		Value

HONG KONG (continued)
545,373	Champion Technology Holdings Ltd.	$18,267
378,560	Chaoda Modern Agriculture Holdings Ltd.	369,966
925,000	Chaoyue Group Ltd.(b)	111,513
70,000	Chen Hsong Holdings Ltd.	21,734
106,000	Chevalier International Holdings Ltd.	86,569
150,000	Chia Tai Enterprises International Ltd.(b)	4,994
225,000	China Aerospace International Holdings Ltd.(b)	36,565
236,000	China Agri-Industries Holdings Ltd.	320,922
122,000	China BlueChemical Ltd. - H Shares	79,149
130,000	China Electronics Corp. Holdings Co. Ltd.(b)	19,728
245,000	China Everbright International Ltd.	115,588
88,000	China Everbright Ltd.	206,468
174,000	China Foods Ltd.	148,298
228,000	China Gas Holdings Ltd.	120,866
830,000	China Grand Forestry Green Resources Group Ltd.(b)	28,091
63,000	China Green Holdings Ltd.	75,200
1,002,000	China Infrastructure Investment Ltd.(b)	30,636
62,000	China Mengniu Dairy Co. Ltd.(b)	190,529
128,312	China Merchants Holdings International Co. Ltd.	426,344
106,000	China Metal International Holdings, Inc.	29,775
1,070,000	China Mining Resources Group Ltd.(b)	31,860
400,800	China Ocean Shipbuilding Industry Group Ltd(b)	17,968
600,000	China Oil and Gas Group Ltd.(b)	85,980
190,000	China Pharmaceutical Group Ltd.	96,702
346,000	China Power International Development Ltd.(b)	85,252
308,000	China Public Procurement Ltd.(b)	35,835
4,844,000	China Renji Medical Group Ltd.(b)	36,038
186,000	China Resources Enterprise	610,751
34,800	China Resources Gas Group Ltd.	50,583
70,000	China Resources Land Ltd.	125,774
74,000	China Resources Power Holdings Co. Ltd.	142,515
1,128,000	China Sci-Tech Holdings Ltd.(b)	45,442
210,000	China Seven Star Shopping Ltd.(b)	4,958

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
720,000	China Solar Energy Holdings Ltd.(b)	$13,794
163,200	China State Construction International Holdings Ltd.	56,318
134,000	China Taiping Insurance Holdings Co Ltd(b)	421,328
3,700,000	China Timber Resources Group Ltd.(b)	72,887
192,000	China Ting Group Holdings Ltd.	32,797
312,000	China Travel International Investment Hong Kong Ltd.	77,302
1,000,000	China Windpower Group Ltd.(b)	97,237
800,000	China Yunnan Tin Minerals Group Co. Ltd.(b)	22,470
51,000	Chong Hing Bank Ltd.	91,742
86,000	Chow Sang Sang Holdings International Ltd.	96,934
92,000	Chuang’s Consortium International Ltd.	9,179
147,000	Citic 1616 Holdings Ltd.	39,893
350,000	Citic 21CN Co. Ltd.(b)	63,588
287,000	Citic Pacific Ltd.	607,717
581,000	Citic Resources Holdings Ltd.(b)	143,655
103,000	Clear Media Ltd.(b)	59,770
25,000	CNNC International Ltd.(b)	28,031
600,000	CNPC (Hong Kong) Ltd.	742,196
998,000	Coastal Greenland Ltd.(b)	68,485
113,740	Comba Telecom Systems Holdings Ltd.	123,130
120,000	Cosco International Holdings Ltd.	55,943
238,000	COSCO Pacific Ltd.	345,650
756,000	CP Pokphand Co.(b)	51,516
44,000	Cross-Harbour Holdings Ltd.	37,951
1,590,000	CSI Properties Ltd.	39,508
55,600	Dah Sing Banking Group Ltd.(b)	74,402
52,400	Dah Sing Financial Holdings Ltd.(b)	252,926
192,000	Daphne International Holdings Ltd.	145,300
510,000	Denway Motors Ltd.	290,605
131,550	Dickson Concepts International Ltd.	68,550
121,000	Digital China Holdings Ltd.	190,454
110,000	Dynasty Fine Wines Group Ltd.	31,756
146,000	Eagle Nice International Holdings Ltd.	59,365
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
85,000	Emperor Entertainment Hotel Ltd.	11,223
214,000	Emperor International Holdings Ltd.	40,344
446,943	Enerchina Holdings Ltd.(b)	8,760

Shares		Value

HONG KONG (continued)
554,000	eSun Holdings Ltd.(b)	$72,095
110,000	Extrawell Pharmaceutical Holdings Ltd.(b)	14,735
225,116	Far East Consortium International Ltd.	72,243
518,400	First Pacific Co.	288,545
54,000	Fong’s Industries Co. Ltd.(b)	21,269
118,000	Fountain SET Holdings Ltd.(b)	20,712
304,000	Franshion Properties China Ltd.	99,692
39,000	FU JI Food and Catering Services Holdings Ltd.(b)(c)(d)	0
98,000	Fubon Bank Hong Kong Ltd.	38,875
112,000	Fushan International Energy Group Ltd.	96,117
482,000	Galaxy Entertainment Group Ltd.(b)	180,729
490,000	Geely Automobile Holdings Ltd.	215,917
785,000	Genesis Energy Holdings Ltd.(b)	22,358
498,000	Genting Hong Kong Ltd.(b)	111,038
598,000	Get Nice Holdings Ltd.	38,250
326,000	Giordano International Ltd.	97,930
408,000	Global Bio-Chem Technology Group Co. Ltd.	113,390
390,000	Global Green Tech Group Ltd.(b)	17,724
116,000	Glorious Sun Enterprises Ltd.	41,458
1,510,000	Golden Resorts Group Ltd.	76,984
110,000	Goldin Properties Holdings Ltd.(b)	50,896
259,600	GOME Electrical Appliances Holdings Ltd.(b)	91,206
44,000	Grande Holdings Ltd. (The)(b)	3,912
216,738	Great Eagle Holdings Ltd.	527,757
534,000	Guangdong Investment Ltd.	271,742
256,191	GZI Transportation Ltd.	99,597
160,000	Hannstar Board International Holdings Ltd.	40,775
94,000	Harbour Centre Development Ltd.	76,196
514,500	Heng Tai Consumables Group Ltd.(b)	47,477
36,000	Hengan International Group Co. Ltd.	240,206
222,000	Hengdeli Holdings Ltd.	73,427
492,000	Hi Sun Technology (China) Ltd.(b)	275,356
436,396	HKC Holdings Ltd.(b)	31,847
314,000	HKR International Ltd.	116,976
100,000	Hon Kwok Land Investment Co. Ltd.	32,354
101,000	Hong Kong Ferry (Holdings) Co. Ltd.	80,745
298,000	Hongkong & Shanghai Hotels (The)	419,499
507,700	Hongkong Chinese Ltd.(b)	46,121

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
181,000	Hopewell Holdings Ltd.	$547,813
116,000	Hopson Development Holdings Ltd.	143,333
12,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	3,229
143,631	Hung Hing Printing Group Ltd.	43,439
1,450,000	Hutchison Harbour Ring Ltd.	171,374
281,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	46,910
556,000	Hutchison Telecommunications International Ltd.(b)	152,536
135,000	I-CABLE Communications Ltd.(b)	20,285
108,244	Industrial and Commercial Bank of China Asia Ltd.	210,561
23,000	Integrated Distribution Services Group Ltd.	38,682
3,525,000	Interchina Holdings Co.(b)	38,350
398,000	IT Ltd.(b)	66,817
242,000	Jinhui Holdings Ltd.(b)	80,559
592,500	Johnson Electric Holdings Ltd.(b)	280,082
510,579	K Wah International Holdings Ltd.	166,677
1,020,000	Kai Yuan Holdings Ltd.(b)	45,697
450,000	Kantone Holdings Ltd.	10,867
42,000	Keck Seng Investments	21,306
154,500	Kingboard Chemical Holdings Ltd.	656,068
313,000	Kingboard Laminates Holdings Ltd.	220,627
190,000	Kingdee International Software Group Co. Ltd.	46,515
234,666	Kingway Brewery Holdings Ltd.(b)	45,233
288,000	Kowloon Development Co. Ltd.	307,837
3,997,000	Lai Sun Development Co. Ltd.(b)	62,585
779,200	Lee & Man Paper Manufacturing Ltd.	445,532
182,977	LeRoi Holdings Ltd.(b)	5,584
61,500	Lifestyle International Holdings Ltd.	101,563
40,000	Lijun International Pharmaceutical Holding Ltd.	6,157
105,000	Lippo Ltd.	34,074
110,000	Liu Chong Hing Investment Ltd.	99,534
122,000	Lonking Holdings Ltd.	74,491
361,000	Luen Thai Holdings Ltd.	38,041
110,000	Luk Fook Holdings International Ltd.	88,360
106,000	Luks Group Vietnam Holdings Co. Ltd.	45,781
62,000	Lung Kee (Bermuda) Holdings Ltd.	30,629
81,000	Meadville Holdings Ltd.	31,164
9,143,750	Media China Corp. Ltd.(b)	57,000

Shares		Value

HONG KONG (continued)
388,000	Melco International Development(b)	$156,086
98,000	Midland Holdings Ltd.	81,877
440,000	Mingyuan Medicare Development Co. Ltd.(b)	69,873
108,000	Minmetals Resources Ltd.(b)	35,817
80,000	Minth Group Ltd.	100,944
67,000	Miramar Hotel & Investment Co. Ltd.	70,948
452,000	Mongolia Energy Co. Ltd.(b)	220,449
6,771,148	Nan Hai Corp. Ltd.(b)	76,185
145,000	Neo-China Land Group Holdings Ltd.(b)(c)(d)	92,446
208,500	Neo-Neon Holdings Ltd.	150,061
575,400	New World China Land Ltd.	175,073
1,510,000	Neway Group Holdings Ltd.	50,409
366,000	Newocean Energy Holdings Ltd.	44,557
768,000	Next Media Ltd.(b)	104,165
251,000	Nine Dragons Paper Holdings Ltd.	349,542
153,679	NWS Holdings Ltd.	250,669
1,165,570	Pacific Andes International Holdings Ltd.	222,222
580,000	Pacific Basin Shipping Ltd.	426,276
450,000	Pacific Century Premium Developments Ltd.(b)	133,840
111,240	Paliburg Holdings Ltd.	36,017
584,000	PCCW Ltd.	154,999
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
200,000	Pico Far East Holdings Ltd.	34,389
1,200,000	Polytec Asset Holdings Ltd.	218,189
48,000	Ports Design Ltd.	128,528
138,000	Public Financial Holdings Ltd.	68,100
756,322	PYI Corp. Ltd.(b)	34,743
48,561	Qin Jia Yuan Media Services Co. Ltd.	9,011
332,200	Regal Hotels International Holdings Ltd.	114,673
1,750,000	REXLot Holdings Ltd.	208,633
56,000	Road King Infrastructure Ltd.	40,324
88,000	SA SA International Holdings Ltd.	56,663
831,000	Samson Holding Ltd.	123,156
80,000	SEA Holdings Ltd.	34,731
85,000	Shanghai Industrial Holdings Ltd.	394,449
3,660,000	Shanghai Zendai Property Ltd.(b)	150,043
86,000	Shangri-La Asia Ltd.	149,331
1,177,500	Shenzhen International Holdings Ltd.	89,145
348,000	Shenzhen Investment Ltd.	124,048
89,000	Shenzhou International Group Holdings Ltd.	111,616
212,500	Shimao Property Holdings Ltd.	323,753

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
538,000	Shougang Concord International Enterprises Co. Ltd.	$109,874
118,000	Shui On Construction & Materials Ltd.	150,681
448,000	Shun Tak Holdings Ltd.	258,775
200,000	Silver Grant International Ltd.	70,687
646,000	Singamas Container Holdings Ltd.(b)	100,008
410,000	Sino Union Petroleum & Chemical International Ltd.(b)	45,651
218,000	Sinofert Holdings Ltd.	126,263
2,330,000	Sino-I Technology Ltd.(b)	14,465
272,250	Sinolink Worldwide Holdings Ltd.	44,737
118,000	Sinopec Kantons Holdings Ltd.	51,692
158,000	Skyfame Realty Holdings Ltd.(b)(c)	10,786
440,589	Skyworth Digital Holdings Ltd.	423,512
52,000	SmarTone Telecommunications Holding Ltd.	47,909
364,000	Solomon Systech International Ltd.	32,884
696,000	South China China Ltd.	44,288
195,486	SRE Group Ltd.(b)	17,412
177,000	Sun Hung Kai & Co. Ltd.	136,466
1,207,000	Superb Summit International Timber Co. Ltd.(b)	44,985
194,000	TAI Cheung Holdings Ltd.	106,936
118,022	Tai Fook Securities Group Ltd.	90,369
196,000	Tak Sing Alliance Holdings Ltd.	27,827
69,000	Tan Chong International Ltd.	13,044
252,000	TCC International Holdings Ltd.(b)	97,184
29,000	TCL Multimedia Technology Holdings Ltd.(b)	23,299
406,500	Techtronic Industries Co.	334,261
40,000	Television Broadcasts Ltd.	187,174
132,000	Texwinca Holdings Ltd.	116,217
82,800	Tian An China Investment Co. Ltd.	51,663
106,000	Tianjin Development Holdings Ltd.	64,618
130,000	Tianjin Port Development Holdings Ltd.(b)	38,551
2,720,000	Titan Petrochemicals Group Ltd.(b)	100,725
122,566	Tomson Group Ltd.	48,106
1,740,000	Tongda Group Holdings Ltd.	57,738
193,000	Towngas China Co. Ltd.	78,069
228,000	TPV Technology Ltd.(c)	143,308
35,600	Transport International Holdings Ltd.	102,101
88,000	Truly International Holdings Ltd.	105,063
194,000	Tysan Holdings Ltd.	29,102
102,000	United Laboratories Ltd. (The)	50,804

Shares		Value

HONG KONG (continued)
860,000	United Power Investment Ltd.(b)	$21,384
168,000	USI Holdings Ltd.	48,342
134,000	Value Partners Group Ltd.(b)	91,578
45,000	Varitronix International Ltd.	14,502
348,000	Vedan International Holdings Ltd.	37,872
364,000	Victory City International Holdings Ltd.	85,102
136,000	Vitasoy International Holdings Ltd.	92,063
68,000	VODone Ltd.(b)	17,586
102,000	VST Holdings Ltd.	21,944
26,000	VTech Holdings Ltd.	256,266
312,000	Wah Nam International Holdings Ltd.(b)	43,153
70,000	Wai Kee Holdings Ltd.(b)	15,164
2,302,557	Wai Yuen Tong Medicine Holdings Ltd.(b)	19,831
325,000	Wheelock Properties Ltd.	203,871
29,000	Wing Hang Bank Ltd.	243,673
29,000	Wing On Co. International Ltd.	38,668
74,000	Xinyi Glass Holdings Co. Ltd.	58,223
81,640	Xiwang Sugar Holdings Co. Ltd.	25,074
94,000	Yip’s Chemical Holdings Ltd.	74,843
145,000	Yue Yuen Industrial Holdings Ltd.	450,201
654,000	Yuexiu Property Co. Ltd.	158,024
3,102,000	Yugang International Ltd.(b)	34,837
31,000	Zhaojin Mining Industry Co. Ltd. - H Shares	55,393

		30,205,853

HUNGARY — 0.0%
1,508	Danubius Hotel & Spa Plc(b)	25,296
2,195	Egis Plc	202,821
344	EMASZ Rt	39,404
28,924	FHB Mortgage Bank Plc(b)	201,663
15,083	Fotex Holding SE Co. Ltd.(b)	29,501
28,929	Magyar Telekom Telecommuni- cations Plc	104,135
5,470	Richter Gedeon Nyrt	1,151,394

		1,754,214

INDIA — 0.7%
1,272	Aban Offshore Ltd.	32,970
4,494	ABB Ltd. India	78,562
10,956	ACC Ltd.	206,310
13,440	Adani Enterprises Ltd.	128,536
13,319	Aditya Birla Nuvo Ltd.	244,554
6,786	AIA Engineering Ltd.	50,364
36,030	Allahabad Bank	110,180
154,877	Alok Industries Ltd.	88,193
116,788	Ambuja Cements Ltd.	256,166
25,831	Amtek Auto Ltd.	94,590
13,154	Anant Raj Industries Ltd.	38,239

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

INDIA (continued)
35,532	Andhra Bank	$81,311
10,228	Apollo Hospitals Enterprise Ltd.	149,958
43,566	Apollo Tyres Ltd.	49,462
143,696	Ashok Leyland Ltd.	155,930
2,238	Asian Paints Ltd.	89,741
11,229	Aurobindo Pharma Ltd.	203,852
1,746	Bajaj Auto Ltd.	66,216
27,426	Bajaj Hindusthan Ltd.	120,166
11,091	Bajaj Holdings and Investment Ltd.	135,679
97,217	Ballarpur Industries Ltd.	53,505
33,302	Balrampur Chini Mills Ltd.	86,198
19,766	Bank of India	156,005
4,328	BEML Ltd.	99,703
2,434	Bharat Electronics Ltd.	102,637
32,980	Bharat Forge Ltd.	189,613
3,384	Bharat Petroleum Corp. Ltd.	39,686
5,155	Bhushan Steel Ltd.	161,111
14,324	Biocon Ltd.	83,068
9,975	Birla Corp. Ltd.	78,539
460	Bosch Ltd.	46,344
1,308	Britannia Industries Ltd.	44,253
15,431	Canara Bank	130,151
9,156	Century Textile & Industries Ltd.	101,353
6,433	CESC Ltd.	54,241
38,402	Chambal Fertilizers & Chemicals Ltd.	53,734
3,521	Colgate Palmolive India Ltd.	51,716
11,251	Crompton Greaves Ltd.	105,403
9,629	Cummins India Ltd.	93,445
24,391	Dabur India Ltd.	84,749
43,860	Dish TV India Ltd.(b)	40,103
3,236	Divi’s Laboratories Ltd.	42,722
17,128	Dr. Reddys Laboratories Ltd.	412,238
5,347	Edelweiss Capital Ltd.	50,898
11,129	EID Parry India Ltd.	89,694
9,200	EIH Ltd.	24,845
27,090	Essar Oil Ltd.(b)	80,161
36,761	Exide Industries Ltd.	88,352
52,494	Federal Bank Ltd.	288,835
3,815	Financial Technologies India Ltd.	125,767
22,790	Fortis Healthcare Ltd.(b)	69,722
23,096	Gammon India Ltd.	121,711
18,000	Geodesic Ltd.	50,195
17,337	Gitanjali Gems Ltd.	42,675
2,784	GlaxoSmithKline Consumer Healthcare Ltd.	79,727
3,410	GlaxoSmithKline Pharmaceuticals Ltd.	111,488
6,344	Glenmark Pharmaceuticals Ltd.	33,141
11,114	Godrej Consumer Products Ltd.	56,537
23,771	Godrej Industries Ltd.	75,355
26,421	Great Eastern Shipping Co. Ltd. (The)	162,425

Shares		Value

INDIA (continued)
5,928	Great Offshore Ltd.	$53,915
50,890	GTL Infrastructure Ltd.(b)	46,593
6,751	GTL Ltd.	59,407
16,814	Gujarat Mineral Development Corp. Ltd.	52,564
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.	68,970
27,806	Gujarat State Petronet Ltd.	54,445
51,969	GVK Power & Infrastructure Ltd.(b)	50,412
20,140	HCL Infosystems Ltd.	56,134
43,014	HCL Technologies Ltd.	320,380
24,255	Hexaware Technologies Ltd.	42,828
259,972	Hindalco Industries Ltd.	822,268
36,441	Hindustan Construction Co.	105,583
4,729	Hindustan Petroleum Corp. Ltd.	34,119
12,002	Housing Development & Infrastructure Ltd.(b)	85,348
11,000	HT Media Ltd.	34,802
94,790	IDBI Bank Ltd.	248,785
46,270	Idea Cellular Ltd.(b)	58,414
66,875	IFCI Ltd.	74,296
63,064	India Cements Ltd.	151,861
34,265	India Infoline Ltd.	87,201
52,967	Indiabulls Financial Services Ltd.	123,902
73,027	Indiabulls Real Estate Ltd.(b)	274,979
17,561	Indian Bank	68,089
88,392	Indian Hotels Co. Ltd.	177,206
2,039	Indian Overseas Bank	4,042
45,438	Indusind Bank Ltd.	145,173
7,842	Infotech Enterprises Ltd.	59,556
173,718	Infrastructure Development Finance Co. Ltd.	567,367
7,572	ING Vysya Bank Ltd.	40,384
21,385	IRB Infrastructure Developers Ltd.	114,304
80,440	Ispat Industries Ltd.(b)	34,019
36,261	IVRCL Infrastructures & Projects Ltd.	239,789
3,000	Jain Irrigation Systems Ltd.	46,916
214,578	Jaiprakash Associates Ltd.	638,103
3,258	Jammu & Kashmir Bank Ltd.	41,463
9,049	Jet Airways India Ltd.(b)	100,349
42,445	Jindal Saw Ltd.	162,507
33,654	Jindal Steel & Power Ltd.	456,045
5,000	Jubilant Organosys Ltd.	35,002
20,887	Karnataka Bank Ltd.	58,896
11,439	Kesoram Industries Ltd.	84,214
32,439	Kotak Mahindra Bank Ltd.	545,280
35,171	KS Oils Ltd.	53,738
83,820	Lanco Infratech Ltd.(b)	84,069
16,381	LIC Housing Finance	272,831
2,490	Lupin Ltd.	76,181
17,000	Madras Cements Ltd.	39,386
25,733	Mahanagar Telephone Nigam	41,981

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

INDIA (continued)
8,700	Maharashtra Seamless Ltd.	$64,547
38,054	Mahindra & Mahindra Ltd.	834,287
58,496	Mangalore Refinery & Petrochemicals Ltd.	97,747
25,011	Marico Ltd.	53,164
7,276	Mastek Ltd.	60,262
31,053	MAX India Ltd.(b)	139,975
46,895	Mercator Lines Ltd.	59,971
6,404	Monnet Ispat & Energy Ltd.	52,581
23,228	Moser Baer India Ltd.	39,359
2,501	Motherson Sumi Systems Ltd.	7,697
9,758	Mphasis Ltd.(b)	143,411
48,344	Nagarjuna Construction Co.	165,382
82,330	Nagarjuna Fertilizers & Chemicals(b)	60,044
16,197	NIIT Technologies Ltd.	59,462
11,104	Nirma Ltd.	46,490
3,602	OnMobile Global Ltd.(b)	31,413
16,334	Opto Circuits India Ltd.	75,096
4,497	Oracle Financial Sevices Software Ltd.(b)	209,110
20,009	Orchid Chemicals & Pharmaceuticals Ltd.	68,688
22,955	Oriental Bank of Commerce	131,526
8,300	Panacea Biotec Ltd.(b)	38,890
15,250	Parsvnath Developers Ltd.(b)	42,341
14,953	Patni Computer Systems Ltd.	149,331
104,278	Petronet LNG Ltd.	176,359
8,500	Pidilite Industries Ltd.	35,788
5,500	Piramal Healthcare Ltd.	43,672
13,994	Polaris Software Lab Ltd.	48,051
54,911	PTC India Ltd.	129,949
30,493	Punj Lloyd Ltd.	123,350
19,421	Ranbaxy Laboratories Ltd.(b)	191,017
8,839	Redington India Ltd.	57,597
18,967	Reliance Capital Ltd.	330,052
11,165	Reliance Infrastructure Ltd.	249,469
71,622	Reliance Natural Resources Ltd. - L Shares(b)	99,062
16,026	Rolta India Ltd.	70,563
23,282	Ruchi Soya Industries Ltd.	43,671
40,441	S Kumars Nationwide Ltd.(b)	38,518
53,587	Sesa Goa Ltd.	399,779
18,196	Shree Renuka Sugars Ltd.	80,042
9,905	Shriram Transport Finance Co. Ltd.	105,054
8,559	Siemens India Ltd.	111,840
32,601	South Indian Bank Ltd.	96,771
30,406	Spice Communications Ltd.(b)	36,373
24,300	SREI Infrastructure Finance Ltd.	35,848
2,105	State Bank of Bikaner & Jaip	21,204
11,914	Sterling Biotech Ltd.	24,190
8,719	Sun TV Network Ltd.	72,784
113,176	Suzlon Energy Ltd.(b)	187,426
30,834	Syndicate Bank	57,004
17,346	Tanla Solutions Ltd.	19,343

Shares		Value

INDIA (continued)
13,597	Tata Chemicals Ltd.	$86,940
8,680	Tata Communications Ltd.	59,610
70,787	Tata Motors Ltd.	1,058,328
9,964	Tata Tea Ltd.	197,348
57,980	Tata Teleservices Maharashtra Ltd.(b)	31,488
6,496	Tech Mahindra Ltd.(b)	136,393
1,865	Titan Industries Ltd.	60,077
18,322	Torrent Power Ltd.	114,810
29,890	Triveni Engineering & Industries Ltd.	78,500
5,440	Unichem Laboratories Ltd.	39,419
31,625	Union Bank of India	173,904
37,518	Unitech Ltd.	60,115
2,018	United Breweries Holdings Ltd.(b)	11,232
38,099	United Phosphorus Ltd.	126,711
5,979	United Spirits Ltd.	159,342
26,209	Usha Martin Ltd.	45,715
18,900	Videocon Industries Ltd.	91,878
7,828	Welspun-Gujarat Stahl Ltd.	44,201
15,809	Wockhardt Ltd.(b)	58,456
25,054	Yes Bank Ltd.(b)	134,742
56,905	Zee Entertainment Enterprises Ltd.	321,175

		21,943,054

INDONESIA — 0.2%
770,000	Aneka Tambang Tbk PT	173,043
19,500	Astra Agro Lestari Tbk PT	49,305
5,838,000	Bakrieland Development Tbk PT(b)	160,176
444,039	Bank Danamon Indonesia Tbk PT	228,176
435,500	Bank Negara Indonesia Persero Tbk PT	89,137
3,011,250	Bank Pan Indonesia Tbk PT(b)	255,267
1,142,666	Berlian Laju Tanker Tbk PT	83,427
468,300	Bhakti Investama Tbk PT(b)	11,929
200,500	Bisi International PT(b)	32,767
3,000,000	Bumi Resources Tbk PT	783,459
4,958,000	Central Proteinaprima Tbk PT(b)(d)	26,228
283,500	Charoen Pokphand Indonesia Tbk PT(b)	66,632
1,023,500	Ciputra Development Tbk PT(b)	73,877
479,000	Ciputra Surya Tbk PT(b)	26,801
363,000	Citra Marga Nusaphala Persada Tbk PT(b)	32,915
864,000	Energi Mega Persada Tbk PT(b)	15,889
46,000	First Resources Ltd.	35,053
947,000	Gajah Tunggal Tbk PT(b)	46,214
1,307,500	Global Mediacom Tbk PT	34,567
242,000	Gudang Garam Tbk PT	616,947
1,339,000	Holcim Indonesia Tbk PT(b)	231,140

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

INDONESIA (continued)
423,000	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	$97,705
28,500	Indo Tambangraya Megah PT	95,089
140,000	Indocement Tunggal Prakarsa Tbk PT	200,436
1,221,000	Indofood Sukses Makmur Tbk PT	466,430
89,000	Indosat Tbk PT	53,098
365,000	Jasa Marga Tbk PT	69,804
2,159,500	Kalbe Farma Tbk PT	353,426
8,307,500	Kawasan Industri Jababeka Tbk PT(b)	105,222
2,167,500	Lippo Karawaci Tbk PT(b)	122,546
1,284,300	Matahari Putra Prima Tbk PT(b)	168,117
382,500	Medco Energi Internasional Tbk PT	97,315
2,072,500	Panin Life Tbk PT(b)	33,379
168,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	150,791
1,254,500	Ramayana Lestari Sentosa Tbk PT	116,560
125,500	Sinar Mas Agro Resources & Technology Tbk PT	40,597
896,000	Summarecon Agung Tbk PT	66,383
285,000	Timah Tbk PT	67,147
2,310,500	Truba Alam Manunggal Engineering PT(b)	30,169
95,000	United Tractors Tbk PT	169,380

		5,576,543

IRELAND — 0.2%
122,408	AER Lingus(b)	111,659
125,703	Bank of Ireland(b)	228,050
139,902	C&C Group Plc	563,757
19,916	DCC Plc	538,783
86,470	Elan Corp. Plc(b)	648,159
72,107	Experian Plc	685,604
11,606	FBD Holdings Plc(e)	97,379
52,546	Glanbia Plc	192,896
66,702	Grafton Group Plc(b)	248,022
79,462	Greencore Group Plc(e)	148,330
90,866	Independent News & Media Plc	12,826
16,355	Independent News & Media Plc(b)	2,303
6,355	Irish Continental Group Plc(b)	125,313
85,664	Irish Life & Permanent Group Holdings Plc(b)	364,754
126,231	Kenmare Resources Plc(b)	47,185
21,920	Kerry Group Plc - Class A	650,517
6,121	Kingspan Group Plc(e)	49,710
48,177	Kingspan Group Plc(b)(e)	393,057
9,316	Paddy Power Plc	308,155
79,143	Smurfit Kappa Group Plc(b)	721,878
79,957	United Drug Plc	243,646

		6,381,983

Shares		Value

ISRAEL — 1.9%
21,134	Alvarion Ltd.(b)	$83,973
11,336	AudioCodes Ltd.(b)	35,712
6,387	Azorim-Investment Development & Construction Co. Ltd.(b)	34,437
6,797	Blue Square-Israel Ltd.(b)	69,962
2,918	Cellcom Israel Ltd.	92,956
1,858,000	Check Point Software Technologies(b)	59,418,840
26,704	Clal Industries & Investments	172,589
4,570	Clal Insurance(b)	106,693
13,567	Delek Automotive Systems Ltd.	168,167
10,104	Direct Insurance Financial Investments Ltd.(b)	19,088
5,168	Elbit Imaging Ltd.(b)	115,246
1,379	Elbit Systems Ltd.	85,556
686	Electra (Israel) Ltd.	70,052
1	Electra Real Estate Ltd.(b)	6
4,847	Elron Electronic Industries Ltd.(b)	38,372
10,720	First International Bank of Israel Ltd. - Class 5(b)	183,204
23,426	First International Bank of Israel Ltd. - Class 1(b)	78,997
1,541	FMS Enterprises Migun Ltd.	61,595
14,655	Frutarom Industries Ltd.	135,783
895	Hadera Paper Ltd.(b)	64,319
2,297	Harel Insurance Investments & Finances Ltd.(b)	118,753
9,063	Hot Telecommunication System(b)	111,571
93,376	Israel Discount Bank Ltd. - Class A(b)	210,036
5,109	Israel Petrochemical Enterprises Ltd.(b)	15,331
5,206	Ituran Location & Control Ltd.	68,539
12,075	Makhteshim-Agan Industries Ltd.	60,390
3,796	Menorah Mivtachim Holdings Ltd.(b)	47,501
76,254	Migdal Insurance & Financial Holding Ltd.(b)	147,668
1,673	Mivtach Shamir Holdings Ltd.(b)	46,494
46,233	Mizrahi Tefahot Bank Ltd.(b)	413,166
8,883	Nice Systems Ltd.(b)	258,910
259,876	Oil Refineries Ltd.(b)	133,379
15,238	Ormat Industries Ltd.	127,510
6,842	Osem Investments Ltd.	94,488
5,694	Partner Communications Co.	117,596
777	Paz Oil Co. Ltd.(b)	110,062
7,775	RADVision Ltd.(b)	46,503
7,800	Retalix Ltd.(b)	104,198
6,910	Scailex Corp. Ltd.	134,607
51,102	Shikun & Binui Ltd.	99,582
30,677	Shufersal Ltd.	174,451
3,627	Strauss Group Ltd.	51,391

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

ISRAEL (continued)
1,094	Syneron Medical Ltd.(b)	$2,908
10,371	Union Bank of Israel(b)	54,234

		63,784,815

ITALY — 0.6%
191,860	A2A SpA	363,938
16,457	ACEA SpA	176,141
4,493	AcegasAps SpA	24,836
13,082	Actelios SpA	65,997
18,355	Aedes SpA(b)	5,274
10,582	Alerion Cleanpower SpA(b)	8,762
20,522	Amplifon SpA(b)	95,300
11,153	Ansaldo STS SpA	216,167
31,282	Arnoldo Mondadori Editore SpA(b)	120,883
5,010	Ascopiave SpA	10,466
11,747	Astaldi SpA	90,383
18,427	Autogrill SpA(b)	223,901
23,598	Azimut Holding SpA	290,044
166,668	Banca Carige SpA	427,684
47,864	Banca Finnat Euramerica SpA	40,308
4,279	Banca Generali SpA	45,803
863	Banca IFIS SpA	7,978
15,051	Banca Intermobiliare SpA(b)	68,306
30,723	Banca Popolare dell’Etruria e del Lazio	166,853
191,268	Banca Popolare di Milano	1,241,718
12,227	Banca Popolare di Sondrio Scarl	119,649
35,390	Banca Profilo SpA(b)	29,151
17,763	Banco di Desio e della Brianza SpA	98,266
280,896	Banco Popolare Scarl(b)	1,776,826
25,567	Benetton Group SpA	220,557
2,727	Biesse SpA(b)	22,503
868	Bonifica Ferraresi e Imprese Agricole SpA	38,381
6,562	Brembo SpA	43,663
71,863	Brioschi Sviluppo Immobiliare(b)	20,083
35,130	Bulgari SpA	287,362
28,348	Buzzi Unicem SpA	421,016
11,191	Caltagirone Editore SpA	29,126
7,938	Carraro SpA(b)	25,233
22,058	Cementir Holding SpA	94,825
169,030	CIR-Compagnie Industriali Riunite SpA(b)	393,672
24,597	Credito Artigiano SpA	64,384
3,443	Credito Bergamasco SpA	111,567
28,712	Credito Emiliano SpA(b)	202,295
4,901	Danieli & Co. SpA	119,476
37,592	Davide Campari-Milano SpA	376,217
11,715	De’Longhi SpA	49,002
2,171	DiaSorin SpA	77,255
1,000	Digital Multimedia Technologies SpA(b)	20,528
2,889	Elica SpA	6,850

Shares		Value

ITALY (continued)
8,177	ERG Renew SpA(b)	$10,943
20,638	ERG SpA	278,355
4,260	Esprinet SpA	52,655
11,128	Eurotech SpA(b)	41,905
3,761	Fastweb(b)	94,099
2,543	Fiera Milano SpA	15,043
562	Finmeccanica SpA	7,789
33,214	Fondiaria-Sai SpA	537,953
200,917	Gemina SpA(b)	167,343
14,079	Geox SpA	90,722
12,205	Gewiss SpA	45,030
2,618	GranitiFiandre SpA	13,388
34,089	Gruppo Editoriale L’Espresso SpA(b)	97,361
98,759	Hera SpA	229,138
26,489	Immobiliare Grande Distribuzione	53,511
81,013	IMMSI SpA(b)	92,713
52,361	Impregilo SpA	169,750
14,341	Indesit Co. SpA(b)	176,389
3,035	Industria Macchine Automatiche SpA	55,620
43,925	Intek SpA	19,600
16,467	Interpump Group SpA(b)	84,985
67,845	Iride SpA	127,324
30,464	Italcementi SpA	376,894
3,312	Italmobiliare SpA(b)	142,183
11,320	Juventus Football Club SpA(b)	13,790
29,504	KME Group	19,716
7,548	Landi Renzo SpA	40,011
13,916	Lottomatica SpA	275,410
292,300	Maire Tecnimont SpA	988,244
1,779	Mariella Burani SpA(b)(c)(d)	6,222
5,000	MARR SpA	43,833
82,495	Mediaset SpA	626,205
34,061	Mediolanum SpA	190,271
98,505	Milano Assicurazioni SpA	269,662
5,000	Panariagroup Industrie Ceramiche SpA	12,555
635,716	Parmalat SpA	1,593,620
46,095	Piaggio & C SpA	125,652
67,759	Piccolo Credito Valtellinese Scarl	483,255
50,420	Pirelli & C Real Estate SpA(b)	31,626
1,268,201	Pirelli & C SpA(b)	736,126
91,287	Premafin Finanziaria SpA(b)	132,941
13,759	Prysmian SpA	249,714
21,864	Recordati SpA	157,528
165,875	Reno de Medici SpA(b)	53,202
1,433	Sabaf SpA	31,325
1,068	SAES Getters SpA(b)	8,613
17,510	Safilo Group SpA(b)	13,498
21,727	Saipem SpA	703,433
56,916	Saras SpA	159,351
3,815	SAVE SpA	33,725
540,828	Seat Pagine Gialle SpA(b)	122,315

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

ITALY (continued)
16,644	Snai SpA(b)	$65,328
13,783	Societa Cattolica di Assicurazioni SCRL(b)	424,884
15,582	Societa Iniziative Autostradali e Servizi SpA	145,519
41,186	Societa Partecipazioni Finanziarie SpA	6,664
3,079	Socotherm SpA(b)(c)(d)	6,083
10,367	Sogefi SpA(b)	28,208
12,888	SOL SpA	67,654
94,945	Sorin SpA(b)	160,350
333,382	Telecom Italia Media SpA(b)	42,813
151,858	Terna Rete Elettrica Nazionale SpA	612,510
2,530	Tod’s SpA	166,407
4,797	Trevi Finanziaria SpA	78,081
201,218	Unipol Gruppo Finanziario SpA(b)	243,590
8,234	Vianini Lavori SpA	51,079
7,140	Vittoria Assicurazioni SpA	37,164

		20,577,499

JAPAN — 4.5%
145,000	77 Bank Ltd. (The)	773,464
126	Accordia Golf Co. Ltd.	127,473
51,000	Achilles Corp.	72,699
40,500	ADEKA Corp.	389,319
14,600	Aderans Holdings Co. Ltd.	157,340
9,500	Advan Co. Ltd.	60,616
10	Advance Residence Investment Corp.	35,207
1,500	Aeon Delight Co. Ltd.	19,851
2,448	Aeon Fantasy Co. Ltd.	27,446
800	Agrex, Inc.	6,553
11,600	Ahresty Corp.(b)	79,098
17,900	Ai Holdings Corp.	53,906
15,900	Aica Kogyo Co. Ltd.	164,568
3,600	Aichi Bank Ltd. (The)	260,055
13,200	Aichi Corp.	50,694
20,000	Aichi Machine Industry Co. Ltd.	82,498
51,000	Aichi Steel Corp.	209,667
29,000	Aida Engineering Ltd.	97,649
6,100	Aigan Co. Ltd.(b)	33,689
4,200	Aiphone Co. Ltd.	72,222
17,000	Air Water, Inc.	194,514
9,000	Airport Facilities Co. Ltd.	47,577
5,300	Airtech Japan Ltd.	25,651
11,900	Aisan Industry Co. Ltd.	106,538
15,000	Akebono Brake Industry Co. Ltd.(b)	82,019
77,000	Akita Bank Ltd. (The)	307,918
6,900	Alfresa Holdings Corp.	285,143
91,400	Allied Telesis Holdings KK(b)	68,441
7,300	Aloka Co. Ltd.	52,745
4,800	Alpen Co. Ltd.	70,203
1,900	Alpha Systems, Inc.	35,255

Shares		Value

JAPAN (continued)
19,700	Alpine Electronics, Inc.(b)	$227,554
83,300	Alps Electric Co. Ltd.(b)	476,958
3,000	Alps Logistics Co. Ltd.	27,867
121,000	Amada Co. Ltd.	808,252
15,700	Amano Corp.	133,588
3,000	Amuse, Inc.	31,194
42,000	Ando Corp.	49,167
17,000	Anest Iwata Corp.	55,323
24,000	Anritsu Corp.(b)	93,557
17,200	AOC Holdings, Inc.	105,705
2,100	AOI Electronic Co. Ltd.	39,251
10,500	AOKI Holdings, Inc.	107,078
49,000	Aomori Bank Ltd. (The)	115,169
27,600	Aoyama Trading Co. Ltd.	382,817
300,000	Aozora Bank Ltd.(b)	378,821
7,200	Arakawa Chemical Industries Ltd.	82,337
20,000	Araya Industrial Co. Ltd.	26,661
4,700	Arc Land Sakamoto Co. Ltd.	49,815
9,500	Arcs Co. Ltd.	129,038
3,600	Argo Graphics, Inc.	38,134
4,700	Ariake Japan Co. Ltd.	69,928
16,900	Arisawa Manufacturing Co. Ltd.	108,879
6,200	Arnest One Corp.	65,126
2,000	Art Corp.	30,399
3,190	As One Corp.	57,102
600	Asahi Co. Ltd.	9,404
20,000	Asahi Diamond Industrial Co. Ltd.	137,743
4,350	Asahi Holdings, Inc.	65,855
10,000	Asahi Kogyosha Co. Ltd.	40,212
35,000	Asahi Organic Chemicals Industry Co. Ltd.	82,624
1,085,000	Asahi TEC Corp.(b)	249,699
6,900	Asatsu-DK, Inc.	140,802
16	Asax Co. Ltd.	13,928
6,000	Ashimori Industry Co. Ltd.	7,952
22,000	Asics Corp.	217,274
10,000	ASKA Pharmaceutical Co. Ltd.	67,850
12,000	Asunaro Aoki Construction Co. Ltd.	65,133
12,900	Atom Corp.(b)	32,880
58,000	Atsugi Co. Ltd.	72,422
10,900	Autobacs Seven Co. Ltd.	328,923
4,700	Avex Group Holdings, Inc.	39,025
68,000	Awa Bank Ltd. (The)	372,701
40,000	Bando Chemical Industries Ltd.	118,985
6,300	Bank of Iwate Ltd. (The)	353,036
70,000	Bank of Nagoya Ltd. (The)	272,021
8,000	Bank of Okinawa Ltd. (The)	298,842
54,000	Bank of Saga Ltd. (The)	153,021
18,600	Bank of the Ryukyus Ltd.	207,694
6,600	Belc Co. Ltd.	60,353
13,150	Belluna Co. Ltd.	52,633
35,000	Best Denki Co. Ltd.	93,287
156	Bic Camera, Inc.	54,346

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
2	BLife Investment Corp. REIT	$9,864
4,000	Bookoff Corp.	39,294
34,400	Brother Industries Ltd.	371,186
18,000	Bunka Shutter Co. Ltd.	57,734
7,500	CAC Corp.	51,998
56,000	Calsonic Kansei Corp.(b)	151,978
4,500	Canon Electronics, Inc.	96,478
9,800	Canon Finetech, Inc.	132,983
22,700	Canon Marketing Japan, Inc.	313,949
6,400	Capcom Co. Ltd.	106,001
34,400	Casio Computer Co. Ltd.	251,662
11,400	Catena Corp.	25,082
7,900	Cawachi Ltd.	154,853
36,050	Cedyna Financial Corp.(b)	69,255
67,000	Central Glass Co. Ltd.	275,518
500	Central Security Patrols Co. Ltd.	4,912
800	Central Sports Co. Ltd.	7,544
19,550	Century Tokyo Leasing Corp.	231,802
8,500	Chiba Kogyo Bank Ltd. (The)(b)	61,231
9,000	Chino Corp.	20,828
7,500	Chiyoda Co. Ltd.	97,777
23,000	Chiyoda Corp.	209,517
4,800	Chiyoda Integre Co. Ltd.	51,476
6,800	Chofu Seisakusho Co. Ltd.	158,540
57,000	Chori Co. Ltd.	62,457
9,000	Chubu Shiryo Co. Ltd.	82,956
13,300	Chudenko Corp.	165,228
36,000	Chuetsu Pulp & Paper Co. Ltd.	60,410
153,000	Chugai Mining Co. Ltd.(b)	66,704
17,000	Chugai Ro Co. Ltd.	45,984
8,000	Chugoku Marine Paints Ltd.	53,411
46,000	Chukyo Bank Ltd. (The)	134,634
8,000	Chuo Denki Kogyo Co. Ltd.	57,694
9,000	Chuo Spring Co. Ltd.	27,045
14,000	Circle K Sunkus Co. Ltd.	181,052
83,800	Citizen Holdings Co. Ltd.	549,777
28,300	CKD Corp.	191,585
48,000	Clarion Co. Ltd.(b)	64,618
11,600	Cleanup Corp.	90,456
16,100	CMK Corp.(b)	123,333
9,100	Coca-Cola Central Japan Co. Ltd.	113,041
18,200	Coca-Cola West Holdings Co.	303,623
2,090	Cocokara Fine Holdings, Inc.	36,334
9,000	Colowide Co. Ltd.	59,880
12,000	Commuture Corp.	69,923
7,200	Computer Engineering & Consulting Ltd.	36,788
35,800	COMSYS Holdings Corp.	355,292
7,400	Corona Corp.	100,108
6,600	Cosel Co. Ltd.	86,338
246,000	Cosmo Oil Co. Ltd.	534,091
700	Cosmos Pharmaceutical Corp.	15,434
2,700	Create Medic Co. Ltd.	25,734
68,000	Credit Saison Co. Ltd.	847,104

Shares		Value

JAPAN (continued)
21,558	CSK Holdings Corp.(b)	$97,867
5,500	CTI Engineering Co. Ltd.	27,255
10,000	Culture Convenience Club Co. Ltd.	47,942
23,000	Dai Nippon Toryo Co. Ltd.(b)	22,940
105,000	Daicel Chemical Industries Ltd.	632,100
9,000	Dai-Dan Co. Ltd.	47,547
16,000	Daido Kogyo Co. Ltd.	24,847
16,000	Daido Metal Co. Ltd.	38,624
95,000	Daido Steel Co. Ltd.	346,359
12,300	Daidoh Ltd.	89,772
29,100	Daiei, Inc. (The)(b)	100,206
21,500	Daifuku Co. Ltd.	134,714
18,000	Daihen Corp.	72,764
9,000	Daiichi Chuo KK(b)	22,756
23,000	Daiichi Jitsugyo Co. Ltd.	57,221
11,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	28,190
23,000	Daiken Corp.	57,170
14,000	Daiki Aluminium Industry Co. Ltd.(b)	29,572
4,400	Daiko Clearing Services Corp.	18,238
2,500	Daikoku Denki Co. Ltd.	46,747
300	Daikokutenbussan Co. Ltd.	9,065
66,000	Daikyo, Inc.(b)	136,421
9,300	Daimei Telecom Engineering Corp.	69,227
1,200	Dainichi Co. Ltd.	8,087
34,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	123,765
85,000	Dainippon Screen Manufacturing Co. Ltd.(b)	414,571
20,000	Daio Paper Corp.	162,105
33,000	Daisan Bank Ltd. (The)(b)	87,620
4,910	Daiseki Co. Ltd.	103,054
135,000	Daishi Bank Ltd. (The)	452,459
25,000	Daiso Co. Ltd.	61,116
2,600	Daisyo Corp.	35,464
36,000	Daito Bank Ltd. (The)	26,240
19,000	Daiwa Industries Ltd.	85,880
23,000	Daiwa Seiko, Inc.	25,584
15,000	Daiwabo Co. Ltd.	30,884
200	DC Co. Ltd.	457
32,760	DCM Japan Holdings Co. Ltd.	196,523
36	Dena Co. Ltd.	208,326
176,000	Denki Kagaku Kogyo KK	715,322
17,000	Denki Kogyo Co. Ltd.	78,692
10,000	Denyo Co. Ltd.	80,594
18,000	Descente Ltd.	93,781
141,000	DIC Corp.	250,782
3,200	Disco Corp.	177,401
5,800	Don Quijote Co. Ltd.	129,545
5,350	Doshisha Co. Ltd.	114,676
8,474	Doutor Nichires Holdings Co. Ltd.	106,982

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
69,000	Dowa Holdings Co. Ltd.	$384,140
12	Dr Ci Labo Co. Ltd.	24,123
9,600	DTS Corp.	92,458
15,300	Duskin Co. Ltd.	271,497
17	Dwango Co. Ltd.	29,423
4,000	Dydo Drinco, Inc.	132,732
400	eAccess Ltd.	282,879
8,000	Eagle Industry Co. Ltd.	41,042
1,100	Earth Chemical Co. Ltd.	32,276
130,000	Ebara Corp.(b)	545,149
1,400	Echo Trading Co. Ltd.	14,287
35,700	EDION Corp.	371,275
57,000	Ehime Bank Ltd. (The)	160,721
81,000	Eighteenth Bank Ltd. (The)	227,783
8,400	Eiken Chemical Co. Ltd.	77,064
6,000	Eizo Nanao Corp.	149,008
39,000	Elpida Memory, Inc.(b)	688,445
7,400	Enplas Corp.	128,637
1	EPS Co. Ltd.	3,750
8,300	ESPEC Corp.	46,167
11,700	Exedy Corp.	258,002
14,000	Ezaki Glico Co. Ltd.	153,485
4,400	F&A Aqua Holdings, Inc.	48,107
212	Faith, Inc.	22,719
11,900	Fancl Corp.	238,016
2,600	FCC Co. Ltd.	51,364
22,000	FDK Corp.(b)	31,255
3,000	Felissimo Corp.	41,199
17,000	FIDEA Holdings Co. Ltd.(b)	28,627
8,600	Foster Electric Co. Ltd.	263,845
2,900	FP Corp.	139,774
60,000	France Bed Holdings Co. Ltd.	84,633
4,000	F-Tech, Inc.(b)	52,902
51,100	Fudo Tetra Corp.(b)	31,084
5,300	Fuji Co. Ltd.	102,029
182,000	Fuji Electric Holdings Co. Ltd.(b)	360,899
4,700	Fuji Electronics Co. Ltd.	45,304
62,000	Fuji Fire & Marine Insurance Co. Ltd. (The)(b)	68,261
50,000	Fuji Heavy Industries Ltd.(b)	234,895
19,000	Fuji Kyuko Co. Ltd.	96,353
14,900	Fuji Oil Co. Ltd.	212,979
5,700	FUJI SOFT, Inc.	91,321
36,000	Fujibo Holdings, Inc.	62,150
4,600	Fujicco Co. Ltd.	54,926
15,700	Fujikura Kasei Co. Ltd.	77,679
111,000	Fujikura Ltd.	594,939
800	Fujikura Rubber Ltd.	2,746
1,000	Fujimori Kogyo Co. Ltd.	13,890
13,000	Fujita Kanko, Inc.	50,486
30,000	Fujitec Co. Ltd.	164,971
3,700	Fujitsu Frontech Ltd.	28,408
18,000	Fujitsu General Ltd.	65,849
23,000	Fujiya Co. Ltd.(b)	46,587
400	Fukoku Co. Ltd.	3,061

Shares		Value

JAPAN (continued)
26,000	Fukuda Corp.	$45,096
49,000	Fukui Bank Ltd. (The)	158,267
78,000	Fukushima Bank Ltd. (The)(b)	43,965
500	Fukushima Industries Corp.	4,556
69,000	Fukuyama Transporting Co. Ltd.	326,373
7,800	Funai Consulting Co. Ltd.	43,027
7,900	Funai Electric Co. Ltd.	392,040
3,000	Furukawa Battery Co. Ltd.	22,813
103,000	Furukawa Co. Ltd.	114,936
21,000	Furukawa-Sky Aluminum Corp.	36,322
5,300	Furusato Industries Ltd.	29,531
18,000	Fuso Pharmaceutical Industries Ltd.	60,567
16,200	Futaba Corp.	279,075
14,900	Futaba Industrial Co. Ltd.(b)	134,794
7,900	Fuyo General Lease Co. Ltd.	178,493
900	G-7 Holdings, Inc.	4,967
35,000	Gakken Co. Ltd.	87,347
6,900	Gecoss Corp.	28,592
60	Geo Corp.	62,625
13,100	Glory Ltd.	287,863
6,600	GMO internet, Inc.	26,486
60,000	Godo Steel Ltd.	124,932
3,730	Goldcrest Co. Ltd.	103,806
33,000	Goldwin, Inc.(b)	71,817
101	Green Hospital Supply, Inc.	56,938
36,000	GSI Creos Corp.(b)	38,995
610	Gulliver International Co. Ltd.	35,297
22,000	Gun-Ei Chemical Industry Co. Ltd.	51,013
101,000	Gunma Bank Ltd. (The)	520,716
80,000	Gunze Ltd.	288,662
2,900	H.I.S. Co. Ltd.	56,029
46,000	H2O Retailing Corp.	276,488
5,800	Hakudo Co. Ltd.	37,384
6,760	Hakuhodo Dy Holdings, Inc.	329,667
7,200	Hakuto Co. Ltd.	62,443
8,700	Hamamatsu Photonics KK	207,510
92,000	Hanwa Co. Ltd.	338,121
2,000	Happinet Corp.	24,342
2,500	Harashin Narus Holdings Co. Ltd.	28,090
7,800	Hard Off Corp. Co. Ltd.	37,656
114,500	Haseko Corp.(b)	96,397
30,000	Hazama Corp.	27,194
9,000	Heiwa Corp.	96,881
71,000	Heiwa Real Estate Co. Ltd.	217,124
14,800	Heiwado Co. Ltd.	192,583
10,000	Hibiya Engineering Ltd.	88,623
3,500	Hiday Hidaka Corp.	39,248
59,000	Higashi-Nippon Bank Ltd. (The)	112,472
84,000	Higo Bank Ltd. (The)	457,117
3,700	Hikari Tsushin, Inc.	63,647
108,000	Hino Motors Ltd.(b)	405,175

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
87,000	Hiroshima Bank Ltd. (The)	$344,039
4,000	Hisaka Works Ltd.	38,093
400	Hitachi Business Solution Co. Ltd.	2,792
75,000	Hitachi Cable Ltd.	221,573
12,100	Hitachi High-Technologies Corp.	242,096
11,500	Hitachi Koki Co. Ltd.	122,559
24,000	Hitachi Kokusai Electric, Inc.	217,995
8,000	Hitachi Medical Corp.	67,714
4,500	Hitachi Tool Engineering Ltd.	44,967
13,000	Hitachi Transport System Ltd.	172,037
94,500	Hitachi Zosen Corp.(b)	136,899
9,000	Hochiki Corp.	50,551
20,000	Hodogaya Chemical Co. Ltd.	66,869
1,800	Hogy Medical Co. Ltd.	87,606
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	29,947
10,000	Hokkaido Gas Co. Ltd.	26,711
12,000	Hokkan Holdings Ltd.	28,829
1,000	Hokko Chemical Industry Co. Ltd.	2,979
125,000	Hokkoku Bank Ltd. (The)	447,652
69,000	Hokuetsu Bank Ltd. (The)	111,128
45,365	Hokuetsu Paper Mills Ltd.	226,636
12,000	Hokuriku Electric Industry Co. Ltd.	20,195
4,400	Hokuto Corp.	92,496
5,530	Honeys Co. Ltd.	35,177
6,400	Horiba Ltd.	154,104
3,200	Horipro, Inc.	24,516
15,700	Hosiden Corp.	186,190
14,000	Hosokawa Micron Corp.	48,057
15,800	House Foods Corp.	232,239
41,000	Howa Machinery Ltd.(b)	22,204
200	Hutech Norin Co. Ltd.	1,541
98,000	Hyakugo Bank Ltd. (The)	448,364
93,000	Hyakujushi Bank Ltd. (The)	348,712
6,200	IBJ Leasing Co. Ltd.	111,195
1,700	Ichibanya Co. Ltd.	40,288
8,000	Ichikoh Industries Ltd.(b)	13,506
1,500	ICHINEN Holdings Co. Ltd.	5,922
10,000	Ichiyoshi Securities Co. Ltd.	63,004
3,800	Icom, Inc.	90,450
5,000	Idec Corp.	33,775
4,700	Idemitsu Kosan Co. Ltd.	300,579
20,000	Ihara Chemical Industry Co. Ltd.	55,354
344,000	IHI Corp.(b)	529,307
3,300	Iida Home Max	57,084
17,900	Iino Kaiun Kaisha Ltd.	88,094
6,600	Imasen Electric Industrial	86,143
12,900	Impress Holdings, Inc.(b)	29,145
6,100	Inaba Denki Sangyo Co. Ltd.	143,534
4,400	Inaba Seisakusho Co. Ltd.	42,805
26,500	Inabata & Co. Ltd.	106,326

Shares		Value

JAPAN (continued)
8,000	Inageya Co. Ltd.	$83,299
14,100	Ines Corp.	107,276
600	I-Net Corp.	3,234
3,000	Information Services International-Dentsu Ltd.	17,233
2,400	Innotech Corp.	12,159
4,000	Inui Steamship Co. Ltd.	29,047
1,451	Invoice, Inc.(b)	21,801
4,000	Ise Chemical Corp.	20,856
41,000	Iseki & Co. Ltd.(b)	118,634
104,000	Ishihara Sangyo Kaisha Ltd.(b)	79,239
2,000	Ishii Hyoki Co. Ltd.	25,645
10,000	Ishii Iron Works Co. Ltd.	16,822
17,000	Ishizuka Glass Co. Ltd.	36,329
233,000	Isuzu Motors Ltd.(b)	495,772
11,610	IT Holdings Corp.	130,381
8,100	Ito En Ltd.	120,446
20,900	Itochu Enex Co. Ltd.	88,287
5,500	Itochu Techno-Science Corp.	166,761
2,300	Itochu-Shokuhin Co. Ltd.	77,196
64,000	Itoham Foods, Inc.	232,602
15,300	Itoki Corp.	30,017
5,100	Iwai Securities Co. Ltd.	32,457
17,000	Iwaki & Co. Ltd.	43,356
35,000	Iwasaki Electric Co. Ltd.(b)	60,039
40,000	IWATANI Corp.	110,086
27,000	Iwatsu Electric Co. Ltd.(b)	21,692
8,700	Izumi Co. Ltd.	105,734
35,000	Izumiya Co. Ltd.	150,631
46,000	Izutsuya Co. Ltd.(b)	18,120
179,000	J. Front Retailing Co. Ltd.	852,465
2,200	Jalux, Inc.	16,786
4,000	Jamco Corp.	20,461
91,000	Janome Sewing Machine Co. Ltd.(b)	53,178
8,800	Japan Airport Terminal Co. Ltd.	119,966
17,000	Japan Aviation Electronics Industry Ltd.	121,714
6,000	Japan Carlit Co. Ltd.	26,070
3,300	Japan Cash Machine Co. Ltd.	27,774
9,200	Japan Digital Laboratory Co. Ltd.	107,655
600	Japan Foundation Engineering Co. Ltd.	1,279
12,600	Japan Medical Dynamic Marketing, Inc.	34,342
1,800	Japan Petroleum Exploration Co.	84,485
41,000	Japan Pulp & Paper Co. Ltd.	138,218
21,000	Japan Radio Co. Ltd.	40,274
27,000	Japan Transcity Corp.	76,275
8,000	Japan Vilene Co. Ltd.	36,534
27,000	Japan Wool Textile Co. Ltd. (The)	198,092
5,000	Jastec Co. Ltd.	27,936
5,000	JBCC Holdings, Inc.	31,414

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
900	JBIS Holdings, Inc.	$3,019
15,000	Jeol Ltd.	54,907
33,000	JFE Shoji Holdings, Inc.	115,671
500	JK Holdings Co. Ltd.	1,992
16,000	JMS Co. Ltd.	60,958
14,000	Joban Kosan Co. Ltd.	22,325
29,000	J-Oil Mills, Inc.	90,910
18,000	Joshin Denki Co. Ltd.	150,243
12,800	JSP Corp.	161,521
35,900	JTEKT Corp.	405,506
56,000	Juki Corp.(b)	57,803
122,000	Juroku Bank Ltd. (The)	477,297
231,800	JVC KENWOOD Holdings, Inc.(b)	104,817
40	kabu.com Securities Co. Ltd.	38,671
2,000	Kabuki-Za Co. Ltd.	80,620
4,600	Kadokawa Group Holdings, Inc.	110,517
10,800	Kaga Electronics Co. Ltd.	112,318
30,000	Kagawa Bank Ltd. (The)	104,109
10,700	Kagome Co. Ltd.	186,176
70,000	Kagoshima Bank Ltd. (The)	498,015
34	Kakaku.com, Inc.	124,828
19,000	Kaken Pharmaceutical Co. Ltd.	160,682
5,000	Kameda Seika Co. Ltd.	91,265
7,000	Kamei Corp.	32,558
80,000	Kamigumi Co. Ltd.	601,331
6,000	Kanaden Corp.	30,323
14,000	Kanagawa Chuo Kotsu Co. Ltd.	78,870
9,000	Kanamoto Co. Ltd.	40,095
32,000	Kandenko Co. Ltd.	203,819
95,000	Kaneka Corp.	612,705
120,000	Kanematsu Corp.(b)	94,321
4,700	Kanematsu Electronics Ltd.	42,884
39,000	Kansai Paint Co. Ltd.	315,798
14,600	Kanto Auto Works Ltd.	118,323
10,000	Kanto Denka Kogyo Co. Ltd.	68,745
15,000	Kanto Natural Gas Development Ltd.	78,884
27,900	Kanto Tsukuba Bank Ltd. (The)(b)	81,046
1,800	Kappa Create Co. Ltd.	36,306
15,000	Kasumi Co. Ltd.	76,252
9,000	Katakura Industries Co. Ltd.	78,946
5,700	Kato Sangyo Co. Ltd.	98,960
28,000	Kato Works Co. Ltd.	45,878
2,300	Kawada Technologies, Inc.(b)	36,880
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	39,572
8,000	Kawasaki Kinkai Kisen Kaisha	21,762
29,000	Kawashima Selkon Textiles Co. Ltd.(b)	21,764
1,000	Kawasumi Laboratories, Inc.	6,182
72,000	Kayaba Industry Co. Ltd.(b)	234,439
28,000	Keihan Electric Railway Co. Ltd.	113,880

Shares		Value

JAPAN (continued)
12,000	Keihin Co. Ltd. (The)(b)	$13,146
15,000	Keihin Corp.	232,146
39,000	Keisei Electric Railway Co. Ltd.	213,786
88,000	Keiyo Bank Ltd. (The)	412,863
7,900	Keiyo Co. Ltd.	35,016
242	Kenedix, Inc.(b)	74,179
2,000	Kentucky Fried Chicken Japan Ltd.	37,152
2,900	KEY Coffee, Inc.	50,602
28,700	Kikkoman Corp.	335,242
2,800	Kimoto Co. Ltd.	28,016
1,200	Kimura Chemical Plants Co. Ltd.	10,765
43,000	Kinden Corp.	389,261
29,000	Kinki Nippon Tourist Co. Ltd.(b)	23,361
4,000	Kinki Sharyo Co. Ltd.	28,505
2,900	Kintetsu World Express, Inc.	74,321
5,000	Kinugawa Rubber Industrial Co. Ltd.	15,076
2,600	Kisoji Co. Ltd.	55,390
7,000	Kissei Pharmaceutical Co. Ltd.	141,442
41,000	Kitagawa Iron Works Co. Ltd.	41,109
3,100	Kita-Nippon Bank Ltd. (The)	89,452
33,000	Kitz Corp.	164,547
289,000	Kiyo Holdings, Inc.	358,343
16,000	Koa Corp.	164,524
9,000	Koatsu Gas Kogyo Co. Ltd.	53,641
4,100	Kobayashi Pharmaceutical Co. Ltd.	163,340
13,200	Kohnan Shoji Co. Ltd.	148,172
13,000	Koike Sanso Kogyo Co. Ltd.	37,910
25,000	Koito Manufacturing Co. Ltd.	435,712
11,500	Kojima Co. Ltd.	70,439
38,100	Kokuyo Co. Ltd.	291,063
5,000	Komai Tekko, Inc.	9,913
8,000	Komatsu Seiren Co. Ltd.	31,503
2,600	Komatsu Wall Industry Co. Ltd.	28,855
4,200	Komeri Co. Ltd.	107,292
28,400	Komori Corp.	320,075
3,410	Konaka Co. Ltd.	12,051
4,900	Konami Co. Ltd.	80,567
3,900	Konishi Co.Ltd.	36,911
5,100	Kose Corp.	103,025
26,000	Krosaki Harima Corp.	48,662
3,000	KRS Corp.	29,938
8,440	K’s Holdings Corp.	268,077
61,000	Kumagai Gumi Co. Ltd.(b)	39,044
23,000	Kumiai Chemical Industry Co. Ltd.	69,421
7	Kura Corp.	20,874
87,000	Kurabo Industries Ltd.	135,144
39,000	KUREHA Corp.	190,383
57,000	Kurimoto Ltd.(b)	52,499
13,000	Kuroda Electric Co. Ltd.	184,037
39,000	Kyodo Printing Co. Ltd.	104,144

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
19,000	Kyodo Shiryo Co. Ltd.	$24,170
4,500	Kyoei Steel Ltd.	80,553
16,000	Kyoei Tanker Co. Ltd.	35,941
17,200	Kyokuto Kaihatsu Kogyo Co. Ltd.	59,044
10,300	Kyokuto Securities Co. Ltd.	90,621
18,000	Kyokuyo Co. Ltd.	37,067
8,000	Kyorin Co. Ltd.	115,954
2,400	Kyoritsu Maintenance Co. Ltd.	36,345
22,000	Kyosan Electric Manufacturing Co. Ltd.	101,477
16,000	Kyowa Exeo Corp.	140,771
14,000	Kyudenko Corp.	84,292
15,000	Laox Co. Ltd.(b)	14,267
19	LaSalle Japan REIT, Inc.	25,042
42,900	Leopalace21 Corp.(b)	157,166
8,500	Life Corp.	143,620
11,600	Lintec Corp.	221,958
32,000	Lion Corp.	154,437
4,300	Mabuchi Motor Co. Ltd.	235,113
4,500	Macnica, Inc.	74,623
63,000	Maeda Corp.	172,082
26,000	Maeda Road Construction Co. Ltd.	192,669
6,200	Maezawa Kasei Industries Co. Ltd.	58,858
2,600	Maezawa Kyuso Industries Co. Ltd.	37,268
54,000	Makino Milling Machine Co. Ltd.(b)	249,244
3,300	Mandom Corp.	91,487
2,900	Mars Engineering Corp.	69,929
13,800	Marubun Corp.	79,490
59,000	Marudai Food Co. Ltd.	180,555
3,000	Maruei Department Store Co. Ltd.	3,819
27,000	Maruetsu, Inc. (The)	114,880
69,910	Maruha Nichiro Holdings, Inc.	97,103
115,500	Marui Group Co. Ltd.	704,992
7,100	Maruichi Steel Tube Ltd.	128,433
20,700	Marusan Securities Co. Ltd.	116,365
3,400	Maruwa Co. Ltd.	77,656
24,000	Maruyama Manufacturing Co., Inc.(b)	41,755
17,000	Maruzen Co. Ltd.(b)(c)(d)	11,851
32,000	Maruzen Showa Unyu Co. Ltd.	102,475
6,300	Maspro Denkoh Corp.	57,257
2,200	Matsuda Sangyo Co. Ltd.	39,964
16,600	Matsui Securities Co. Ltd.	113,164
8,000	Matsuya Co. Ltd.(b)	67,818
2,800	Matsuya Foods Co. Ltd.	41,650
8,000	Max Co. Ltd.	76,913
5,000	Maxvalu Tokai Co. Ltd.	61,459
168,000	Mazda Motor Corp.(b)	455,741
2,800	MEC Co. Ltd.	18,898
3,500	Megachips Corp.	49,868

Shares		Value

JAPAN (continued)
1,400	Megane Top Co. Ltd.	$14,407
6,600	Megmilk Snow Brand Co. Ltd.(b)	95,273
41,000	Meidensha Corp.	181,829
6,700	Meiko Network Japan Co. Ltd.	39,972
4,900	Meitec Corp.	84,252
5,000	Meito Sangyo Co. Ltd.	69,199
200	Meito Transportation Co. Ltd.	1,703
20,900	Meiwa Corp.(b)	42,238
10,000	Meiwa Estate Co. Ltd.(b)	47,135
3,000	Melco Holdings, Inc.	75,014
31,000	Mercian Corp.	64,596
51,000	Michinoku Bank Ltd. (The)	99,162
13,600	Mikuni Coca-Cola Bottling Co. Ltd.	107,092
1,680	Milbon Co. Ltd.	37,204
5,500	Mimasu Semiconductor Industry Co. Ltd.	65,514
75,000	Minato Bank Ltd. (The)(b)	91,271
41,000	Minebea Co. Ltd.	217,688
5,600	Ministop Co. Ltd.	66,008
7,200	Miraca Holdings, Inc.	214,782
4,000	Misawa Homes Co. Ltd.(b)	14,614
9,000	MISUMI Group, Inc.	156,414
13,000	Mito Securities Co. Ltd.(b)	29,092
19,000	Mitsuba Corp.(b)	81,917
33,000	Mitsubishi Cable Industries Ltd.(b)	26,854
104,000	Mitsubishi Gas Chemical Co. Inc.	550,296
16,000	Mitsubishi Kakoki Kaisha Ltd.	39,614
38,000	Mitsubishi Logistics Corp.	416,437
102,000	Mitsubishi Paper Mills Ltd.	120,533
6,000	Mitsubishi Pencil Co. Ltd.	76,336
156,000	Mitsubishi Rayon Co. Ltd.	645,339
47,000	Mitsubishi Steel Manufacturing Co. Ltd.(b)	81,942
23,000	Mitsuboshi Belting Co. Ltd.	93,494
211,000	Mitsui Chemicals, Inc.	564,137
102,000	Mitsui Engineering & Shipbuilding Co. Ltd.	246,349
9,400	Mitsui High-Tec, Inc.(b)	75,169
15,000	Mitsui Home Co. Ltd.	74,334
510	Mitsui Knowledge Industry Co. Ltd.	89,153
18,000	Mitsui Matsushima Co. Ltd.	29,528
230,000	Mitsui Mining & Smelting Co. Ltd.(b)	605,925
21,000	Mitsui Sugar Co. Ltd.	68,028
25,000	Mitsui-Soko Co. Ltd.	89,126
21,100	Mitsumi Electric Co. Ltd.	366,858
6,000	Mitsumura Printing Co. Ltd.	20,264
14,000	Mitsuuroko Co. Ltd.	98,072
6,100	Miura Co. Ltd.	156,717
5,100	Miyakoshi Corp.(b)	31,875
37,000	Miyazaki Bank Ltd. (The)	114,342
34,000	Miyoshi Oil & Fat Co. Ltd.	53,800

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
67,856	Mizuho Investors Securities Co. Ltd.(b)	$68,075
76,000	Mizuho Securities Co. Ltd.	223,913
30,000	Mizuno Corp.	143,034
14,000	Mochida Pharmaceutical Co. Ltd.	137,871
4,700	Modec, Inc.	90,529
167	Monex Group, Inc.	71,463
30,100	Mori Seiki Co. Ltd.	305,208
43,000	Morinaga & Co. Ltd.	93,688
56,000	Morinaga Milk Industry Co. Ltd.	224,589
8,000	Morita Holdings Corp.	35,291
12,000	Mory Industries, Inc.	28,949
8,000	MOS Food Services, Inc.	132,594
4,200	Moshi Moshi Hotline, Inc.	74,680
7,000	Mr Max Corp.	31,631
2,200	Musashi Seimitsu Industry Co. Ltd.	48,496
13,300	Musashino Bank Ltd. (The)	358,537
26,000	Mutoh Holdings Co. Ltd.(b)	40,814
6,400	Mutow Co. Ltd.	22,129
11,000	Nabtesco Corp.	129,533
57,000	Nachi-Fujikoshi Corp.	161,075
500	Nagaileben Co. Ltd.	10,812
30,000	Nagano Bank Ltd. (The)	60,105
50,000	Nagase & Co. Ltd.	580,780
7,000	Nagatanien Co. Ltd.	66,134
18,000	Nagoya Railroad Co. Ltd.	53,013
14,000	Nakabayashi Co. Ltd.	29,111
9,000	Nakamuraya Co. Ltd.	46,650
40,000	Nakayama Steel Works Ltd.	54,346
32,500	Namco Bandai Holdings, Inc.	323,539
51,000	Nankai Electric Railway Co. Ltd.	206,283
53,000	Nanto Bank Ltd. (The)	289,925
8,900	NEC Capital Solutions Ltd.	125,307
17,600	NEC Electronics Corp.(b)	146,680
3,900	NEC Fielding Ltd.	56,718
4,200	NEC Mobiling Ltd.	109,649
8,200	NEC Networks & System Integration Corp.	88,109
43	NET One Systems Co. Ltd.	48,453
13,600	Neturen Co. Ltd.	83,335
5,000	New Japan Radio Co. Ltd.	10,368
45,000	NGK Spark Plug Co. Ltd.	522,303
61,000	NHK Spring Co. Ltd.	530,214
41,000	Nice Holdings, Inc.(b)	88,807
9,000	Nichia Steel Works Ltd.	23,867
31,000	Nichias Corp.(b)	114,095
17,000	Nichiban Co. Ltd.	55,045
27,100	Nichicon Corp.	308,044
1,600	Nichiden Corp.	38,285
11,000	Nichiha Corp.(b)	81,270
8,000	Nichii Gakkan Co.	74,044
26,000	Nichimo Co. Ltd.	38,754
69,000	Nichirei Corp.	258,316

Shares		Value

JAPAN (continued)
9,000	Nichireki Co. Ltd.	$33,124
3,100	Nidec Copal Corp.	45,487
9,000	Nidec Sankyo Corp.	78,693
2,800	Nidec Tosok Corp.	38,958
13,600	Nifco, Inc.	295,911
5	NIFTY Corp.	3,984
4,400	Nihon Dempa Kogyo Co. Ltd.	92,152
2,200	Nihon Eslead Corp.	17,512
8,000	Nihon Kohden Corp.	126,886
2	Nihon M&A Center, Inc.	7,840
10,000	Nihon Nohyaku Co. Ltd.	52,704
11,000	Nihon Parkerizing Co. Ltd.	139,256
1,000	Nihon Shokuhin Kako Co. Ltd.	7,865
20,000	Nihon Spindle Manufacturing Co. Ltd.	28,802
1,100	Nihon Tokushu Toryo Co. Ltd.	4,427
2,050	Nihon Trim Co. Ltd.	41,015
12,600	Nihon Unisys Ltd.	94,951
46,000	Nihon Yamamura Glass Co. Ltd.	147,141
8,000	Nikkiso Co. Ltd.	45,352
24,000	Nippo Corp.	163,497
50,000	Nippon Beet Sugar Manufacturing Co. Ltd.	133,882
43,000	Nippon Carbide Industries Co., Inc.(b)	50,661
21,000	Nippon Carbon Co. Ltd.	59,567
6,200	Nippon Ceramic Co. Ltd.	73,384
39,000	Nippon Chemical Industrial Co. Ltd.	89,640
42,000	Nippon Chemi-Con Corp.(b)	154,871
7,000	Nippon Chemiphar Co. Ltd.	19,977
30,000	Nippon Coke & Engineering Co. Ltd.	33,198
25,000	Nippon Concrete Industries Co. Ltd.	35,887
13,000	Nippon Denko Co. Ltd.	78,927
14,000	Nippon Densetsu Kogyo Co. Ltd.	107,404
10,000	Nippon Denwa Shisetsu Co. Ltd.	30,118
400	Nippon Felt Co. Ltd.	1,711
300	Nippon Filcon Co. Ltd.	1,486
6,300	Nippon Fine Chemical Co. Ltd.	48,772
38,000	Nippon Flour Mills Co. Ltd.	187,330
26,000	Nippon Formula Feed Manufacturing Co. Ltd.(b)	29,305
8,000	Nippon Gas Co. Ltd.	122,983
18	Nippon Jogesuido Sekkei Co. Ltd.	19,082
3,400	Nippon Kanzai Co. Ltd.	54,632
15,000	Nippon Kasei Chemical Co. Ltd.	27,848
40,000	Nippon Kayaku Co. Ltd.	334,186
44,000	Nippon Kinzoku Co. Ltd.(b)	70,715
31,000	Nippon Koei Co. Ltd.	97,633

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
27,000	Nippon Konpo Unyu Soko Co. Ltd.	$287,398
26,000	Nippon Koshuha Steel Co. Ltd.	25,194
233,000	Nippon Light Metal Co. Ltd.(b)	227,754
60,000	Nippon Meat Packers, Inc.	756,267
64,000	Nippon Metal Industry Co. Ltd.	98,690
56,000	Nippon Paint Co. Ltd.	348,562
247	Nippon Parking Development Co. Ltd.	10,889
8,000	Nippon Pillar Packing Co. Ltd.(b)	41,817
46,000	Nippon Piston Ring Co. Ltd.(b)	46,230
37,000	Nippon Road Co. Ltd. (The)	74,474
10,000	Nippon Seiki Co. Ltd.	110,092
6,000	Nippon Seisen Co. Ltd.	17,273
2,000	Nippon Sharyo Ltd.	13,539
236,000	Nippon Sheet Glass Co. Ltd.	609,573
13,000	Nippon Shinyaku Co. Ltd.	148,263
39,000	Nippon Shokubai Co. Ltd.	347,129
14,000	Nippon Signal Co. Ltd. (The)	133,598
52,000	Nippon Soda Co. Ltd.	192,279
20,000	Nippon Steel Trading Co. Ltd.	32,473
63,700	Nippon Suisan Kaisha Ltd.	184,908
26,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	184,274
32,000	Nippon Thompson Co. Ltd.	181,487
21,000	Nippon Valqua Industries Ltd.	38,927
50,500	Nippon Yakin Kogyo Co. Ltd.	188,754
12,000	Nipro Corp.	252,367
103,000	Nishimatsu Construction Co. Ltd.	119,208
11,400	Nishimatsuya Chain Co. Ltd.	98,301
293,000	Nishi-Nippon City Bank Ltd. (The)	757,189
40,000	Nishi-Nippon Railroad Co. Ltd.	154,929
18,000	Nissan Chemical Industries Ltd.	237,060
34,000	Nissan Shatai Co. Ltd.	288,554
28,000	Nissay Dowa General Insurance Co. Ltd.	133,622
6,800	Nissei Corp.	48,692
7,900	Nissen Holdings Co. Ltd.	24,444
3,400	Nissha Printing Co. Ltd.	142,943
7,300	Nisshin Fudosan Co. Ltd.	30,648
42,000	Nisshin Oillio Group Ltd. (The)	224,488
278,000	Nisshin Steel Co. Ltd.	471,667
40,000	Nisshinbo Holdings, Inc.	347,428
39,000	Nissin Corp.	82,815
17,000	Nissin Electric Co. Ltd.	84,656
13,900	Nissin Kogyo Co. Ltd.	215,172
21,000	Nissin Sugar Manufacturing Co. Ltd.	47,441
4,800	Nissui Pharmaceutical Co. Ltd.	35,558
8,900	Nitta Corp.	130,406
19,000	Nittetsu Mining Co. Ltd.	83,967
85,000	Nitto Boseki Co. Ltd.	187,318
13,000	Nitto Kogyo Corp.	132,732

Shares		Value

JAPAN (continued)
4,400	Nitto Kohki Co. Ltd.	$92,551
6,000	Nitto Seiko Co. Ltd.	15,307
6,200	Noevir Co. Ltd.	66,929
60,000	NOF Corp.	244,640
4,000	Nohmi Bosai Ltd.	23,865
39,500	NOK Corp.	587,176
23,000	Nomura Co. Ltd.	59,256
58,000	Noritake Co. Ltd.	152,027
9,600	Noritsu Koki Co. Ltd.	64,445
9,000	Noritz Corp.	112,748
3,700	NS Solutions Corp.	56,884
10,600	NSD Co. Ltd.	113,050
115,000	NSK Ltd.	833,800
141,000	NTN Corp.	609,536
4,300	Obara Corp.	36,144
11,000	Obayashi Road Corp.	17,378
350	OBIC Business Consultants Ltd.	15,634
960	Obic Co. Ltd.	180,030
15,000	Oenon Holdings, Inc.	28,300
85,000	Ogaki Kyoritsu Bank Ltd. (The)	290,431
3,600	Ohara, Inc.	56,282
700	Ohashi Technica, Inc.	3,861
4,838	Oiles Corp.	66,264
58,000	Oita Bank Ltd. (The)	206,628
17,800	Okabe Co. Ltd.	61,519
13,000	Okamoto Industries, Inc.	49,701
24,000	Okamura Corp.	120,583
61,000	Okasan Securities Group, Inc.	289,966
135,000	Oki Electric Industry Co. Ltd.(b)	114,665
2,860	Okinawa Electric Power Co., Inc. (The)	155,280
32,000	OKK Corp.(b)	26,132
55,000	OKUMA Corp.	316,794
67,000	Okumura Corp.	243,620
17,000	Okura Industrial Co. Ltd.(b)	49,376
9,000	Okuwa Co. Ltd.	89,208
3,700	Olympic Corp.	25,415
12,000	O-M Ltd.	41,447
7,000	ONO Sokki Co. Ltd.	28,859
7,000	Onoken Co. Ltd.	51,432
59,000	Onward Holdings Co. Ltd.	381,966
10,000	Organo Corp.	64,270
15,000	Origin Electric Co. Ltd.	65,210
7,100	Osaka Steel Co. Ltd.	116,942
1,300	OSAKA Titanium Technologies Co.	42,091
6,000	Osaki Electric Co. Ltd.	57,726
10,600	OSG Corp.	115,887
2,100	Otsuka Corp.	114,483
7,100	Oyo Corp.	53,213
86	Pacific Golf Group International Holdings KK	60,908
19,000	Pacific Industrial Co. Ltd.	99,094
9,000	Pacific Metals Co. Ltd.	59,850
1,900	Pack Corp. (The)	24,724

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
2,000	Pal Co. Ltd.	$40,331
17,000	PanaHome Corp.	107,342
7,700	Paramount Bed Co. Ltd.	154,531
16,300	Parco Co. Ltd.	126,723
4,600	Paris Miki Holdings, Inc.	40,107
13,000	Park24 Co. Ltd.	136,570
27	Pasona Group, Inc.	17,869
109,000	Penta-Ocean Construction Co. Ltd.(b)	113,269
2,900	Pigeon Corp.	114,141
54	Pilot Corp.	57,911
2,400	Piolax, Inc.	40,981
60,300	Pioneer Corp.(b)	234,450
3,300	Plenus Co. Ltd.	47,890
57,000	Press Kogyo Co. Ltd.	103,658
38,000	Prima Meat Packers Ltd.	39,571
3,300	Pronexus, Inc.	20,207
17,000	PS Mitsubishi Construction Co. Ltd.(b)	59,090
21,100	QP Corp.	235,072
27,500	Raito Kogyo Co. Ltd.	60,765
31,000	Rasa Industries Ltd.(b)	30,904
46,840	Rengo Co. Ltd.	277,147
28,300	Renown, Inc.(b)	49,705
10,000	Resort Solution Co. Ltd.	17,387
6,192	Resorttrust, Inc.	76,892
1,000	Rheon Automatic Machinery Co. Ltd.	2,453
30,000	Rhythm Watch Co. Ltd.(b)	46,841
7,300	Ricoh Leasing Co. Ltd.	165,747
5,000	Right On Co. Ltd.	38,184
31,000	Riken Corp.	107,214
4,500	Riken Keiki Co. Ltd.	28,414
9,000	Riken Technos Corp.	23,054
2,600	Riken Vitamin Co. Ltd.	69,224
3,700	Ringer Hut Co. Ltd.	50,199
5,200	Rinnai Corp.	242,906
73	Risa Partners, Inc.	43,484
698	Riso Kyoiku Co. Ltd.	39,293
2,400	Rock Field Co. Ltd.	32,283
18,000	Rohto Pharmaceutical Co. Ltd.	219,614
9,300	Roland Corp.	79,757
2,200	Roland DG Corp.	29,595
13,400	Round One Corp.	87,686
6,000	Royal Holdings Co. Ltd.	60,175
61,000	Ryobi Ltd.(b)	150,688
23,000	Ryoden Trading Co. Ltd.	112,620
3,400	Ryohin Keikaku Co. Ltd.	144,427
12,200	Ryosan Co. Ltd.	293,143
3,300	Ryoshoku Ltd.	84,699
10,100	Ryoyo Electro Corp.	85,516
5,000	S Foods, Inc.	44,397
119,000	S Science Co. Ltd.(b)	3,956
4,000	Sagami Chain Co. Ltd.(b)	30,577
20,000	Sagami Co. Ltd.(b)	29,884
39,000	Sagami Railway Co. Ltd.	167,192

Shares		Value

JAPAN (continued)
65,000	Saibu Gas Co. Ltd.	$180,678
5,000	Saizeriya Co. Ltd.	93,843
44,000	Sakai Chemical Industry Co. Ltd.	212,034
39,000	Sakai Ovex Co. Ltd.(b)	33,694
25,000	Sakata INX Corp.	102,755
12,000	Sakata Seed Corp.	153,931
3,000	Sala Corp.	18,119
24,000	San-Ai Oil Co. Ltd.	91,596
41,000	Sanden Corp.(b)	113,836
7,500	Sanei-International Co. Ltd.	81,264
70,000	San-In Godo Bank Ltd. (The)	555,698
15,700	Sanix, Inc.(b)	33,249
9,000	Sankei Building Co. Ltd. (The)	55,437
55,000	Sanken Electric Co. Ltd.	154,579
23,000	Sanki Engineering Co. Ltd.	154,792
42	Sanko Marketing Foods Co. Ltd.	33,731
10,000	Sankyo Seiko Co. Ltd.	29,204
114,000	Sankyo-Tateyama Holdings, Inc.(b)	141,367
34,000	Sankyu, Inc.	161,803
20,600	Sanoh Industrial Co. Ltd.	131,717
9,400	Sanrio Co. Ltd.	72,879
14,200	Sanshin Electronics Co. Ltd.	108,019
6,000	Sansui Electric Co. Ltd.(b)	330
2,800	Santen Pharmaceutical Co. Ltd.	88,127
67,000	Sanwa Holdings Corp.	182,174
25,000	Sanyo Chemical Industries Ltd.	141,008
9,000	Sanyo Denki Co. Ltd.	29,930
48	Sanyo Housing Nagoya Co. Ltd.	42,512
40,000	Sanyo Shokai Ltd.	127,558
33,000	Sanyo Special Steel Co. Ltd.	125,798
141,500	Sapporo Hokuyo Holdings, Inc.	572,096
35,000	Sapporo Holdings Ltd.	184,123
18,000	Sasebo Heavy Industries Co. Ltd.	39,972
8,200	Sato Corp.	90,884
4,600	Sato Shoji Corp.	22,931
3,000	Satori Electric Co. Ltd.	17,360
11,000	SAXA Holdings, Inc.(b)	16,132
2,956	SBI Holdings, Inc.	561,982
1,600	Secom Joshinetsu Co. Ltd.	34,024
2,500	Secom Techno Service Co. Ltd.	68,095
13,000	Seika Corp.	27,688
5,600	Seikagaku Corp.	57,520
36,000	Seiko Holdings Corp.	61,528
100	Seiko PMC Corp.	281
67,000	Seino Holdings Corp.	447,459
23,000	Seiren Co. Ltd.	140,058
13,000	Sekisui Jushi Corp.	108,136
29,000	Sekisui Plastics Co. Ltd.	136,523
29,000	Senko Co. Ltd.	108,268
13,400	Senshukai Co. Ltd.	72,877
5,000	Shibaura Mechatronics Corp.(b)	18,834

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
13,000	Shibusawa Warehouse Co. Ltd. (The)	$41,326
9,700	Shibuya Kogyo Co. Ltd.	79,478
91,000	Shiga Bank Ltd. (The)	538,771
61,000	Shikibo Ltd.	88,797
53,000	Shikoku Bank Ltd. (The)	166,601
15,000	Shikoku Chemicals Corp.	81,558
5,400	Shima Seiki Manufacturing Ltd.	104,027
19,300	Shimachu Co. Ltd.	392,818
32,000	Shimadzu Corp.	211,236
3,000	Shimizu Bank Ltd. (The)	120,635
7,200	Shin Nippon Air Technologies Co. Ltd.	49,325
31,000	Shinagawa Refractories Co. Ltd.	62,684
29,000	Shindengen Electric Manufacturing Co. Ltd.(b)	78,163
21,100	Shin-Etsu Polymer Co. Ltd.	132,709
8,200	Shinkawa Ltd.	125,973
9,000	Shin-Keisei Electric Railway Co. Ltd.	35,887
12,000	Shinko Electric Industries Co. Ltd.	161,493
5,000	Shinko Plantech Co. Ltd.	53,510
8,000	Shinko Shoji Co. Ltd.	66,269
7,000	Shinko Wire Co. Ltd.	11,441
8,000	Shin-Kobe Electric Machinery Co. Ltd.	80,512
41,000	Shinmaywa Industries Ltd.	127,200
6,700	Shinnihon Corp.	10,745
16,000	Shinsho Corp.	26,446
27,000	Shinwa Kaiun Kaisha Ltd.(b)	84,111
15,000	Shiroki Corp.(b)	36,833
2,000	Shizuki Electric Co., Inc.	8,501
10,000	Shizuoka Gas Co. Ltd.	66,401
4,900	SHO-BOND Holdings Co. Ltd.	82,593
4,300	Shobunsha Publications, Inc.	26,789
18,000	Shochiku Co. Ltd.	165,833
500	Shofu, Inc.	4,015
34,000	Shoko Co. Ltd.	41,083
5,000	Showa Aircraft Industry Co. Ltd.	32,702
15,100	Showa Corp.	83,928
363,600	Showa Denko KK	743,970
32,000	Showa Sangyo Co. Ltd.	104,532
11,600	Siix Corp.	125,080
82	Simplex Technology, Inc.	41,496
11,000	Sinanen Co. Ltd.	46,211
22,000	Sinfonia Technology Co. Ltd.	47,880
22,300	Sintokogio Ltd.	170,651
538	SKY Perfect JSAT Holdings, Inc.	229,965
32,000	SMK Corp.	164,286
8,000	Sodick Co. Ltd.(b)	17,503
1,400	Soft99 Corp.	7,497
1,200	Sogo Medical Co. Ltd.	26,705
19,500	Sohgo Security Services Co. Ltd.	224,910

Shares		Value

JAPAN (continued)
534,500	Sojitz Corp.	$982,868
25	So-Net Entertainment Corp.	58,666
200	SPK Corp.	2,802
3,100	Square Enix Holdings Co. Ltd.	61,930
2,500	SRA Holdings, Inc.	22,248
35	SRI Sports Ltd.	33,494
16,000	SSP Co. Ltd.	91,857
5,000	ST Corp.	55,256
1,000	St. Marc Holdings Co. Ltd.	30,260
12,100	Stanley Electric Co. Ltd.	230,568
11,000	Star Micronics Co. Ltd.	104,501
30,000	Starzen Co. Ltd.	78,294
2,000	Stella Chemifa Corp.	103,306
4,200	Sugi Holdings Co. Ltd.	98,812
2,900	Sugimoto & Co. Ltd.	24,477
8,100	Sumida Corp.	64,479
37,000	Sumikin Bussan Corp.	73,994
12,000	Suminoe Textile Co. Ltd.(b)	20,678
5,600	Sumiseki Holdings, Inc.(b)	6,173
8,800	Sumisho Computer Systems Corp.	123,108
76,000	Sumitomo Bakelite Co. Ltd.	411,566
12,300	Sumitomo Densetsu Co. Ltd.	63,001
48,700	Sumitomo Forestry Co. Ltd.	357,565
150,000	Sumitomo Heavy Industries Ltd.(b)	764,823
97,000	Sumitomo Light Metal Industries Ltd.(b)	82,304
37,800	Sumitomo Mitsui Construction Co. Ltd.(b)	30,428
141,000	Sumitomo Osaka Cement Co. Ltd.	204,789
12,300	Sumitomo Pipe & Tube Co. Ltd.	64,171
7,000	Sumitomo Precision Products Co. Ltd.	19,768
1,370	Sumitomo Real Estate Sales Co. Ltd.	59,231
32,500	Sumitomo Rubber Industries, Inc.	254,250
13,000	Sumitomo Seika Chemicals Co. Ltd.	50,184
56,000	Sumitomo Warehouse Co. Ltd. (The)	245,207
18,000	Sun Wave Corp.	59,037
4,400	Sundrug Co. Ltd.	98,972
10,500	Sunx Ltd.	37,942
38,000	Suruga Bank Ltd.	335,228
1,300	Suruga Co. Ltd.	23,599
12,700	Suzuken Co. Ltd.	423,747
102,000	SWCC Showa Holdings Co. Ltd.(b)	97,382
62,000	SXL Corp.(b)	30,805
4,100	Sysmex Corp.	229,130
6,800	T. Hasegawa Co. Ltd.	93,975
13,000	T. RAD Co. Ltd.	29,262
5,000	Tachibana Eletech Co. Ltd.	34,970

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
9,800	Tachi-S Co. Ltd.	$84,032
38,000	Tadano Ltd.	181,468
8,000	Taihei Dengyo Kaisha Ltd.	66,240
22,000	Taihei Kogyo Co. Ltd.	89,028
311,000	Taiheiyo Cement Corp.(b)	350,029
9,900	Taiho Kogyo Co. Ltd.	62,962
9,400	Taikisha Ltd.	134,422
288,100	Taisei Corp.	557,167
45,000	Taiyo Yuden Co. Ltd.	690,750
1,800	Takachiho Electric Co. Ltd.	20,329
22,000	Takagi Securities Co. Ltd.	38,594
6,600	Takamatsu Construction Group Co. Ltd.	83,190
6,500	Takano Co. Ltd.	35,089
23,000	Takara Holdings, Inc.	126,890
3,800	Takara Printing Co. Ltd.	29,854
37,000	Takara Standard Co. Ltd.	208,118
16,000	Takasago International Corp.	77,375
21,000	Takasago Thermal Engineering Co. Ltd.	174,732
26,000	Takashima & Co. Ltd. (b)	36,170
91,000	Takashimaya Co. Ltd.	661,680
10,600	Takata Corp.	233,220
276	Take and Give Needs Co. Ltd.(b)	29,890
9,000	Takihyo Co. Ltd.	46,263
11,000	Takiron Co. Ltd.	28,503
31,000	Takuma Co. Ltd.(b)	77,241
5,900	Tamron Co. Ltd.	68,471
37,000	Tamura Corp.(b)	114,306
14,000	Tatsuta Electric Wire and Cable Co. Ltd.	33,602
19,000	Tayca Corp.	49,848
27,000	Teac Corp.(b)	10,178
11,170	Tecmo Koei Holdings Co. Ltd.(b)	86,335
294,000	Teijin Ltd.	891,554
800	Teikoku Electric Manufacturing Co. Ltd.	15,090
9,800	Teikoku Piston Ring Co. Ltd.	37,274
7,000	Teikoku Sen-I Co. Ltd.	33,990
8,000	Teikoku Tsushin Kogyo Co. Ltd.	18,844
72,000	Tekken Corp.(b)	63,550
8,300	Tenma Corp.	95,932
26	T-GAIA Corp.	41,125
21,400	THK Co. Ltd.	422,452
5,600	TKC Corp.	103,655
78,000	Toa Corp.	80,756
18,000	Toa Road Corp.	25,211
82,000	Toagosei Co. Ltd.	313,839
13,000	Tobu Store Co. Ltd.	39,819
31,400	TOC Co. Ltd.	124,012
3,000	Tocalo Co. Ltd.	51,540
41,000	Tochigi Bank Ltd.(The)	174,862
96,000	Toda Corp.	326,477

Shares		Value

JAPAN (continued)
15,000	Toda Kogyo Corp.	$100,095
26,000	Toei Co. Ltd.	139,708
16,000	Toenec Corp.	87,687
76,000	Toho Bank Ltd. (The)	242,765
43,000	Toho Gas Co. Ltd.	225,967
2,400	Toho Holdings Co. Ltd.	31,755
9,000	Toho Real Estate Co. Ltd.	48,824
2,100	Toho Titanium Co. Ltd.	39,039
37,000	Toho Zinc Co. Ltd.	170,106
13,000	Tohoku Bank Ltd. (The)	20,158
4,000	Tohto Suisan Co. Ltd.	6,119
54,000	Tokai Carbon Co. Ltd.	252,412
13,000	Tokai Corp.	68,221
16,800	Tokai Rika Co. Ltd.	352,136
16,500	Tokai Rubber Industries, Inc.	190,624
83,000	Tokai Tokyo Financial Holdings	312,527
1,230	Token Corp.	26,603
4,000	Toko Electric Corp.	26,691
39,000	Toko, Inc.(b)	57,313
27,000	Tokushima Bank Ltd. (The)	95,399
31,840	Tokushu Tokai Holdings Co. Ltd.	79,318
67,000	Tokuyama Corp.	355,514
35,000	Tokyo Dome Corp.	101,024
15	Tokyo Electron Device Ltd.	19,371
16,000	Tokyo Energy & Systems, Inc.	102,401
26,000	Tokyo Keiki, Inc.	35,497
14,000	Tokyo Kikai Seisakusho Ltd.	14,827
18,800	Tokyo Ohka Kogyo Co. Ltd.	327,486
11,000	Tokyo Rakutenchi Co. Ltd.	43,810
21,000	Tokyo Rope Manufacturing Co. Ltd.	52,591
11,900	Tokyo Seimitsu Co. Ltd.(b)	161,445
41,300	Tokyo Steel Manufacturing Co. Ltd.	409,356
30,000	Tokyo Style Co. Ltd.	211,544
117,000	Tokyo Tatemono Co. Ltd.	462,976
5,800	Tokyo Tatemono Real Estate Sales Co. Ltd.	17,141
12,000	Tokyo Tekko Co. Ltd.	34,989
20,000	Tokyo Theaters Co., Inc.	31,480
13,700	Tokyo Tomin Bank Ltd. (The)	184,461
34,000	Tokyotokeiba Co. Ltd.	49,031
2,300	Tokyu Community Corp.	51,827
10,980	Tokyu Construction Co. Ltd.(b)	27,829
77,000	Tokyu Land Corp.	290,401
3,900	Tokyu Livable, Inc.	31,130
12,000	Toli Corp.	21,404
19,000	Tomato Bank Ltd.	39,309
2,700	Tomen Devices Corp.	51,590
3,500	Tomen Electronics Corp.	39,081
14,800	Tomoe Corp.	35,063
2,400	Tomoe Engineering Co. Ltd.	31,099
15,000	Tomoku Co. Ltd.	32,739
8,436	Tomy Co. Ltd.	67,910

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
17,000	Tonami Holdings Co. Ltd.	$33,882
28,000	Tonichi Carlife Group(b)	30,815
22,100	Topcon Corp.	113,891
9,500	Toppan Forms Co. Ltd.	100,733
14,800	Topre Corp.	132,454
75,000	Topy Industries Ltd.	125,130
6,500	Tori Holdings Co. Ltd.(b)	2,150
23	Toridoll Corp.	42,697
4,900	Torigoe Co. Ltd. (The)	42,079
6,300	Torii Pharmaceutical Co. Ltd.	118,573
5,000	Torishima Pump Manufacturing Co. Ltd.	111,281
43,000	Toshiba Machine Co. Ltd.	165,786
17,000	Toshiba Plant Systems & Services Corp.	206,906
58,000	Toshiba TEC Corp.(b)	216,497
23,000	Tosho Printing Co. Ltd.	39,676
147,000	Tosoh Corp.	378,021
16,000	Totetsu Kogyo Co. Ltd.	89,968
38,000	TOTO Ltd.	230,006
19,000	Tottori Bank Ltd. (The)	51,346
4,500	Touei Housing Corp.	35,342
84,000	Towa Bank Ltd. (The)(b)	60,350
2,000	Towa Pharmaceutical Co. Ltd.	98,651
105,000	Toyo Construction Co. Ltd.	49,794
7,200	Toyo Corp.	58,245
7,000	Toyo Electric Manufacturing Co. Ltd.	52,364
13,000	Toyo Engineering Corp.	41,498
87,000	Toyo Ink Manufacturing Co. Ltd.	358,528
19,000	Toyo Kanetsu K K	34,992
26,000	Toyo Kohan Co. Ltd.	131,778
38,000	Toyo Securities Co. Ltd.(b)	69,893
4,000	Toyo Suisan Kaisha Ltd.	105,556
700	Toyo Tanso Co. Ltd.	36,575
60,000	Toyo Tire & Rubber Co. Ltd.(b)	102,070
20,000	Toyo Wharf & Warehouse Co. Ltd.	36,480
133,000	Toyobo Co. Ltd.	201,173
9,200	Toyoda Gosei Co. Ltd.	253,327
13,400	Toyota Auto Body Co. Ltd.	235,559
10,200	Toyota Boshoku Corp.	223,213
12,600	Transcosmos, Inc.(b)	113,576
8,100	Trusco Nakayama Corp.	113,123
4,300	TS Tech Co. Ltd.	81,198
53,000	Tsubakimoto Chain Co.	236,052
28,000	Tsudakoma Corp.(b)	37,683
34,000	Tsugami Corp.	118,444
15,000	Tsukishima Kikai Co. Ltd.	88,192
8,900	Tsumura & Co.	281,605
3,100	Tsuruha Holdings, Inc.	115,707
5,000	Tsurumi Manufacturing Co. Ltd.	34,826
4,000	Tsutsumi Jewelry Co. Ltd.	75,831
31	TV Asahi Corp.	50,265
300	TV Tokyo Corp.	6,236

Shares		Value

JAPAN (continued)
149,000	Ube Industries Ltd.	$385,846
15,000	Ube Material Industries Ltd.	37,257
32,000	Uchida Yoko Co. Ltd.	92,639
6,900	Ulvac, Inc.	174,735
1,300	Unicharm Petcare Corp.	43,319
34,000	Uniden Corp.(b)	78,550
3,500	Unimat Life Corp.	34,358
2,500	Union Tool Co.	70,032
4,000	Unipres Corp.	63,199
5,600	United Arrows Ltd.	53,095
94,000	Unitika Ltd.(b)	72,773
3,400	Universe Co. Ltd.	45,653
79,000	UNY Co. Ltd.	605,183
18,100	U-Shin Ltd.	104,352
15,000	Ushio, Inc.	253,716
3,150	USS Co. Ltd.	191,274
7,600	Utoc Corp.	19,279
15,700	Valor Co. Ltd.	125,418
13,600	Vital KSK Holdings, Inc.(b)	84,304
27,000	Wacoal Holdings Corp.	316,991
33	Wacom Co. Ltd. Japan	55,260
18,000	Wakachiku Construction Co. Ltd.(b)	8,761
5,100	Warabeya Nichiyo Co. Ltd.	62,209
5,500	WATAMI Co. Ltd.	100,643
22,000	Wood One Co. Ltd.	53,420
5,100	Xebio Co. Ltd.	95,692
6,300	Yachiyo Bank Ltd. (The)	140,225
4,000	Yahagi Construction Co.	23,719
2,600	Yaizu Suisankagaku Industry Co. Ltd.	31,190
4,800	YAMABIKO Corp.	48,835
50,000	Yamagata Bank Ltd. (The)	238,202
18,000	Yamaguchi Financial Group, Inc.	178,357
65,500	Yamaha Corp.	777,766
59,000	Yamanashi Chuo Bank Ltd. (The)	251,863
9,300	Yamatake Corp.	203,750
29,000	Yamatane Corp.	38,750
7,200	Yamato Kogyo Co. Ltd.	226,244
9,000	Yamazaki Baking Co. Ltd.	109,220
100	Yamazawa Co. Ltd.	1,371
18,200	Yamazen Corp.	61,611
2,500	Yaoko Co. Ltd.	74,006
29,000	Yaskawa Electric Corp.	240,032
5,000	Yasuda Warehouse Co. Ltd. (The)	31,188
11,400	Yellow Hat Ltd.	88,272
55,000	Yodogawa Steel Works Ltd.	225,193
3,000	Yokogawa Bridge Holdings Corp.	22,863
75,500	Yokogawa Electric Corp.	609,127
19,000	Yokohama Reito Co. Ltd.	130,317
68,000	Yokohama Rubber Co. Ltd. (The)	257,240

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
3,700	Yokowo Co. Ltd.	$21,093
5,000	Yomeishu Seizo Co. Ltd.	46,666
14,000	Yomiuri Land Co. Ltd.	46,027
7,000	Yondenko Corp.	35,641
9,000	Yonekyu Corp.	83,255
3,500	Yonex Co. Ltd.	26,109
8,300	Yorozu Corp.	105,792
52	Yoshinoya Holdings Co. Ltd.	57,666
72,000	Yuasa Trading Co. Ltd.	61,070
27,000	Yuken Kogyo Co. Ltd.	39,564
3,600	Yukiguni Maitake Co. Ltd.	17,320
22,000	Yuraku Real Estate Co. Ltd.	78,033
20,000	Yurtec Corp.	100,202
800	Yusen Air & Sea Service Co. Ltd.	10,791
2,640	Yushin Precision Equipment Co. Ltd.	40,112
3,000	Yushiro Chemical Industry Co. Ltd.	39,141
6,400	Zenrin Co. Ltd.	73,440
14,300	Zensho Co. Ltd.	103,865
72,000	Zeon Corp.	354,709
5,000	ZERIA Pharmaceutical Co. Ltd.	48,590
8,300	Zuken, Inc.	60,600

		150,404,013

LIECHTENSTEIN — 0.0%
1,292	Verwalt & Privat-Bank AG	137,385

LUXEMBOURG — 0.0%
48,800	Acergy SA	742,063
4,900	Altisource Portfolio Solutions SA(b)	112,455
2,150	Elcoteq SE(b)	3,903
5,544	Oriflame Cosmetics SA	303,951
220,632	Regus Plc	313,016

		1,475,388

MALAYSIA — 0.2%
61,000	Aeon Co. (Malaysia) Berhad	93,688
226,400	Affin Holdings Berhad	169,917
96,700	AirAsia Berhad(b)	38,459
148,600	Alliance Financial Group Berhad	108,379
45,800	Amway (Malaysia) Holdings Berhad	97,946
58,400	ANN JOO Resources Berhad	47,670
85,200	Bandar Raya Developements Berhad	37,804
22,000	Batu Kawan Berhad	66,464
436,600	Berjaya Corp. Berhad	156,788
10,915	Berjaya Media Berhad(b)(d)	2,974
31,500	Berjaya Sports Toto Berhad	38,834
92,540	Boustead Holdings Berhad	91,979
75,100	Carlsberg Brewery-Malaysia Berhad	100,311

Shares		Value

MALAYSIA (continued)
34,000	Chemical Co. of Malaysia Berhad	$21,403
121,380	Dialog Group Berhad	48,521
84,900	DNP Holdings Berhad	35,415
369,300	DRB-Hicom Berhad	112,112
166,900	Eastern & Oriental Berhad(b)	48,940
79,400	EON Capital Berhad	161,118
18,500	Fraser & Neave Holdings Berhad	59,577
248,600	Gamuda Berhad	201,098
48,100	Genting Plantations Berhad	84,714
76,900	Guinness Anchor Berhad	153,259
102,700	GuocoLand Malaysia Berhad	29,604
60,800	HAP Seng Consolidated Berhad	42,515
110,500	Hap Seng Plantations Holdings Berhad	76,140
54,100	Hong Leong Financial Group Berhad	119,684
51,500	Hong Leong Industries Berhad	72,034
30,500	Hume Industries-Malaysia Berhad	38,099
213,100	IGB Corp. Berhad(b)	112,553
387,940	IJM Corp. Berhad	521,628
114,200	IJM Land Berhad(b)	72,489
97,200	IJM Plantations Berhad	68,143
32,800	JT International Berhad	48,974
123,080	Kencana Petroleum Berhad	56,030
54,900	KFC Holdings Malaysia Berhad	127,996
159,300	KLCC Property Holdings Berhad	154,450
538,200	KNM Group Berhad	115,002
93,750	KPJ Healthcare Berhad	60,753
58,700	Kulim Malaysia Berhad	124,513
40,000	Lafarge Malayan Cement Berhad	73,665
157,800	Landmarks Berhad(b)	58,142
97,400	Lingkaran Trans Kota Holdings Berhad	82,168
322,800	Lion Corp. Berhad(b)	34,760
262,600	Lion Diversified Holdings Berhad	36,264
112,000	Lion Industries Corp. Berhad	55,728
74,900	Mah Sing Group Berhad	39,684
50,000	Malaysia Airports Holdings Berhad	67,216
50,100	Malaysian Airline System Berhad(b)	38,292
64,800	Malaysian Bulk Carriers Berhad	58,390
12,000	Malaysian Pacific Industries	22,014
247,500	Malaysian Resources Corp. Berhad(b)	101,582
82,500	MEASAT Global Berhad(b)	45,136
112,000	Media Prima Berhad	57,787
279,900	MMC Corp. Berhad	189,709
46,000	MNRB Holdings Berhad(b)	37,030
106,100	Muhibbah Engineering M Berhad	31,182

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

MALAYSIA (continued)
450,000	Mulpha International Berhad(b)	$64,922
29,100	Naim Cendera Holdings Berhad	25,438
58,700	NCB Holdings Berhad	53,130
4,700	Nestle Malaysia Berhad	45,569
70,500	Oriental Holdings Berhad	118,568
249,125	OSK Holdings Berhad	92,292
49,086	Parkson Holdings Berhad	79,686
25,500	Pelikan International Corp. Berhad	9,654
106,300	POS Malaysia Berhad	65,418
69,100	Proton Holdings Berhad(b)	78,871
86,870	Puncak Niaga Holdings Berhad	71,663
143,700	Ranhill Berhad	34,753
84,100	SapuraCrest Petroleum Berhad	56,815
3,700	Sarawak Oil Palms Berhad	2,889
260,900	Scomi Group Berhad	34,166
75,100	Shangri-La Hotels (Malaysia) Berhad	39,735
28,400	Shell Refining Co. Federation of Malaya Berhad	89,335
90,800	SP Setia Berhad	107,160
91,200	Star Publications Malaysia Berhad	85,296
41,790	Subur Tiasa Holdings Berhad	23,116
62,400	Sunrise Berhad	39,879
104,800	Sunway City Berhad	97,991
153,500	Sunway Holdings Berhad(b)	59,549
51,600	Ta Ann Holdings Berhad	69,211
325,600	TA Enterprise Berhad	66,463
195,360	Ta Global Berhad(b)(d)	26,919
195,360	Ta Global Berhad - Preferred Shares(b)(d)	21,191
210,800	TAN Chong Motor Holdings Berhad	194,101
43,100	Telekom Malaysia Berhad	39,365
170,200	Time dotCom Berhad(b)	18,850
140,000	Titan Chemicals Corp.(b)	51,879
60,480	Top Glove Corp. Berhad	198,062
275,400	Tradewinds Corp. Berhad	50,211
99,300	Uchi Technologies Berhad	38,033
80,250	UEM Land Holdings Berhad(b)	34,550
75,100	UMW Holdings Berhad	137,403
90,600	Unisem (M) Berhad	58,178
38,700	United Plantations Berhad	153,912
105,000	Wah Seong Corp. Berhad	71,218
141,900	WTK Holdings Berhad	45,549
82,258	YNH Property Berhad(b)	39,425
95,600	Zelan Berhad(b)	20,182

		7,557,323

MEXICO — 0.3%
107,100	Alfa SAB de CV - Series A	693,039
22,000	Alsea SAB de CV	17,341
376,100	Axtel SAB de CV - CPO Shares(b)	334,119
27,400	Banco Compartamos SA de CV	132,056

Shares		Value

MEXICO (continued)
154,500	Carso Infraestructura y Construccion SAB de CV(b)	$96,858
10,500	Cia Minera Autlan SAB de CV - Series B	22,076
386,400	Consorcio ARA SAB de CV(b)	248,442
158,600	Corp. GEO SAB de CV - Series B(b)	421,357
107,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	49,572
27,800	Corp. Moctezuma SAB de CV	76,089
34,900	Desarrolladora Homex SAB de CV(b)	178,556
241,200	Embotelladoras Arca SAB de CV	774,495
179,850	Empresas ICA Sociedad Controladora SAB de CV(b)	438,900
59,000	Genomma Lab Internacional SA de CV - Class B(b)	136,674
90,117	Gruma SAB de CV - Series B(b)	171,209
59,900	Grupo Aeroportuario del Centro Norte SAB de CV	89,942
109,000	Grupo Aeroportuario del Pacifico SAB de CV - Series B	342,917
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	825,000
76,400	Grupo Bimbo SAB de CV - Class A	480,713
120,492	Grupo Cementos de Chihuahua SAB de CV(b)	423,749
109,000	Grupo Continental SAB de CV	287,417
67,000	Grupo Famsa SAB de CV - Class A(b)	138,303
250,100	Grupo Financiero Banorte SAB de CV - Series O	822,385
57,500	Grupo Industrial Maseca SAB de CV - Series B(c)(d)	46,158
32,600	Grupo Industrial Saltillo SAB de CV(b)	22,805
4,500	Grupo Mexicano de Desarrollo SAB de CV(b)(d)	2,298
45,400	Grupo Simec SAB de CV - Series B(b)	108,849
101,300	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)	120,817
138,400	Industrias CH SAB de CV - Series B(b)	456,572
5,700	Industrias Penoles SAB de CV	103,716
127,413	Mexichem SAB de CV	273,724
143,500	Organizacion Soriana SAB de CV - Series B(b)	333,188
13,100	Promotora y Operadora de Infraestructura SAB de CV(b)	27,542
25,500	Qualitas Compania de Seguros SA de CV	14,524

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

MEXICO (continued)
194,100	Sare Holding SAB de CV - Class B(b)	$59,803
784,800	TV Azteca SA de CV.	411,000
125,800	Urbi Desarrollos Urbanos SAB de CV(b)	262,276

		9,444,481

MONACO — 0.0%
560	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,640

NETHERLANDS — 0.6%
30,663	Aalberts Industries NV.	445,972
1,723	Accell Group	80,850
6,716	AMG Advanced Metallurgical Group NV(b)	76,505
1,517	Amsterdam Commodities NV	11,308
8,272	Arcadis NV.	183,110
16,551	ASM International NV(b)	380,933
6,939	BE Semiconductor Industries NV(b)	27,748
2,250	Beter BED Holding NV	59,245
14,708	BinckBank NV	257,576
4,451	Brunel International	164,192
16,683	Crucell NV(b)	324,690
3,083	Crucell NV - ADR(b)	59,810
1,309	Dockwise Ltd.(b)	39,210
10,240	Draka Holding(b)	173,560
3,556	Exact Holding NV	93,358
4,496	Fornix Biosciences NV	51,174
9,788	Fugro NV - CVA	580,482
903	Gamma Holding NV(b)	13,574
4,353	Grontmij NV CVA	107,181
6,853	Heijmans NV - CVA(b)	122,287
16,275	Imtech NV	439,691
8,442	Innoconcepts(b)	9,655
82,206	James Hardie Industries NV(b)	537,141
4,478	KAS Bank NV - CVA.	85,661
419	Kendrion NV.	5,617
54,001	Koninklijke BAM Groep NV	529,535
20,051	Koninklijke Boskalis Westminster NV - CVA.	703,942
74,944	Koninklijke DSM NV	3,492,981
6,156	Koninklijke Vopak NV(b)	461,100
3,411	Macintosh Retail Group NV	62,342
19,570	Mediq NV.	352,917
11,096	Nutreco Holding NV.	588,641
41,505	OCE NV(b)	497,956
23,562	Ordina NV(b)	174,938
1,875	Punch Graphix NV(b)	5,277
31,667	Qiagen NV(b)	693,676
11,176	Qurius NV(b)	4,803
44,158	Randstad Holding NV(b)	2,119,256
42,668	SBM Offshore NV	832,748
8,307	Sligro Food Group NV.	251,205
5,103	Smit International NV.	437,084

Shares		Value

NETHERLANDS (continued)
60,863	SNS Reaal(b)	$356,719
9,011	Super De Boer(b)	0
9,199	Telegraaf Media Groep NV	175,208
9,743	Ten Cate NV	256,659
14,810	TKH Group NV	284,173
21,144	TNT NV	607,009
27,942	TomTom NV(b)	226,469
6,421	Unit 4 Agresso NV(b)	152,241
28,285	USG People NV(b)	539,757
113,928	Wavin NV.	257,921
52,890	Wolters Kluwer NV	1,103,973

		19,499,060

NEW ZEALAND — 0.1%
124,893	Air New Zealand Ltd.	113,161
955	Allied Medical Ltd.(c)(d)	0
293,121	Auckland International Airport Ltd.	414,401
77,302	Contact Energy Ltd.(b)	313,709
253,331	Fisher & Paykel Appliances Holdings Ltd.(b)	106,406
75,034	Fisher & Paykel Healthcare Corp. Ltd.	177,969
17,741	Freightways Ltd.	40,612
72,534	Infratil Ltd.	83,662
25,306	Mainfreight Ltd.	101,561
133,040	New Zealand Oil & Gas Ltd.	141,660
36,746	New Zealand Refining Co. Ltd. (The)	94,508
61,319	Nuplex Industries Ltd.	138,802
74,819	PGG Wrightson Ltd.(b)	32,684
80,140	Pike River Coal Ltd.(b)	53,492
36,901	Port of Tauranga Ltd.	184,257
27,536	Pumpkin Patch Ltd.	37,820
76,230	Ryman Healthcare Ltd.	111,975
15,128	Sanford Ltd.	51,024
110,775	Sky City Entertainment Group Ltd.	256,116
71,497	Sky Network Television Ltd.	240,448
16,969	Steel & Tube Holdings Ltd.	34,636
58,281	Tower Ltd.	80,565
27,372	TrustPower Ltd.	140,120
49,480	Vector Ltd.	67,936
34,146	Warehouse Group Ltd. (The)	92,110

		3,109,634

NORWAY — 0.3%
8,000	ABG Sundal Collier Holding ASA	10,042
31,000	Acta Holding ASA(b)	18,842
3,380	Aker ASA - Class A	89,819
70,000	Aker Solutions ASA	934,156
7,600	Aktiv Kapital ASA(b)	54,766
34,500	Atea ASA	289,686
23,800	Austevoll Seafood ASA(b)	177,824
19,520	Blom ASA(b)	38,806

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

NORWAY (continued)
4,500	Bonheur ASA	$132,575
97,500	BW Offshore Ltd.(b)	134,287
3,200	Camillo Eitzen & Co. ASA(b)	7,623
26,200	Cermaq ASA(b)	258,867
1,964	Det Norske Oljeselskap ASA(b)	10,646
136,848	DNO International ASA(b)	131,448
5,000	DOF ASA(b)	31,306
25,800	EDB Business Partner ASA(b)	99,728
19,000	Eitzen Chemical ASA(b)	6,443
5,500	Ekornes ASA	118,207
4,800	Electromagnetic Geoservices AS(b)	4,811
3,400	Farstad Shipping ASA	78,927
5,300	Fred Olsen Energy ASA	207,203
6,500	Ganger Rolf ASA	175,540
12,320	Kongsberg Gruppen ASA	177,265
1,127,000	Marine Harvest(b)	1,006,771
83,634	Norse Energy Corp. ASA(b)(d)	70,572
288,200	Norsk Hydro ASA(b)	2,090,141
51,200	Norske Skogindustrier ASA(b)	84,855
4,652	Norwegian Air Shuttle AS(b)	95,232
1,500	Norwegian Energy Co. AS(b)	4,507
3,050	Odfjell ASA - Class A	27,277
8,600	ODIM ASA	46,056
9,000	Opera Software ASA	29,355
72,800	Petroleum Geo-Services ASA(b)	905,931
21,000	Pronova BioPharma A/S(b)	61,790
48,951	Renewable Energy Corp. A/S(b)	283,867
5,000	Rieber & Son ASA	37,847
18,600	Schibsted ASA(b)	407,731
124,724	Sevan Marine ASA(b)	179,527
3,800	Solstad Offshore ASA	72,951
18,810	Songa Offshore SE(b)	104,790
11,656	SpareBank 1 SMN	102,401
110,200	Storebrand ASA(b)	770,423
17,000	Tandberg ASA	477,480
42,000	TGS Nopec Geophysical Co. ASA(b)	801,458
24,200	Tomra Systems ASA	112,415
15,000	Veidekke ASA	127,629
3,250	Wilh Wilhelmsen ASA - Class A	70,728

		11,160,551

PERU — 0.0%
5,000	Copeinca ASA(b)	40,418
23,658	Hochschild Mining Plc	101,675

		142,093

PHILIPPINES — 0.1%
1,120,000	Aboitiz Equity Ventures, Inc.	238,569
90,000	Aboitiz Power Corp.	18,349
908,000	Ayala Land, Inc.	203,593
179,600	Banco de Oro Unibank, Inc.	138,667
523,000	Benpres Holdings Corp.(b)	33,265
5,817	China Banking Corp.	44,086

Shares		Value

PHILIPPINES (continued)
61,000	DMCI Holdings, Inc.	$11,880
1,767,500	Energy Development Corp.	179,799
80,000	Filinvest Development Corp.	3,185
2,159,375	Filinvest Land, Inc.	41,139
88,100	First Philippine Holdings Corp.	91,436
155,000	Jollibee Foods Corp.	174,714
127,000	Manila Water Co., Inc.	42,187
3,091,696	Megaworld Corp.	78,790
190,500	Metropolitan Bank & Trust.	171,243
66,200	Philippine National Bank(b)	33,311
7,400	Philippine Stock Exchange, Inc.	43,616
100,000	Rizal Commercial Banking Corp.	35,758
321,900	Robinsons Land Corp.	82,461
26,700	Security Bank Corp.	30,948
65,600	Union Bank of Philippines	53,494
323,815	Universal Robina Corp.	118,167
1,823,000	Vista Land & Lifescapes, Inc.	71,734

		1,940,391

POLAND — 0.2%
16,598	Agora SA(b)	116,585
14,296	Alchemia SA(b)	32,004
1,453	AmRest Holdings NV(b)	37,925
7,270	Apator SA	42,023
17,720	Asseco Poland SA	362,941
1,272	Bank BPH SA(b)	34,878
7,366	Bank Handlowy W Warszawie SA(b)	187,931
100,867	Bank Millennium SA(b)	145,238
4,954	Bank Zachodni WBK SA(b)	298,155
38,229	Barlinek SA(b)	47,070
998,357	Bioton SA(b)	67,732
2,016	BRE Bank SA(b)	175,306
6,112	Budimex SA	153,898
6,250	Central European Distribution Corp.(b)	200,312
30,594	Cersanit-Krasnystaw SA(b)	145,098
3,727	Ciech SA(b)	40,037
1,000	Dom Development SA	14,534
155,994	Echo Investment SA(b)	205,077
526	Elektrobudowa SA	30,570
32,056	Eurocash SA	189,066
21,032	Fabryka Kotlow Rafako SA	79,990
6,186	Farmacol SA(b)	82,668
4,055	Firma Oponiarska Debica SA	90,643
78,846	Getin Holdings SA(b)	244,459
31,220	Getin Noble Bank SA	55,575
4,706	Grupa Kety SA(b)	183,957
28,521	Grupa Lotos SA(b)	270,186
45,450	Impexmetal SA	39,941
1,500	Inter Cars SA(b)	40,728
4,255	Koelner SA(b)	21,360
3,531	Kredyt Bank SA(b)	16,536
66,182	LC Corp. SA(b)	32,943
350	LPP SA(b)	210,136

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

POLAND (continued)
5,176	Mondi Swiecie SA(b)	$130,181
8,958	Mostostal Zabrze SA(b)	12,419
1,856	Mostostal-Warszawa SA(b)	39,996
37,549	Multimedia Polska SA(b)	91,865
90,939	Netia SA(b)	142,207
3,805	NG2 SA	68,726
12,374	Orbis SA(b)	152,622
1,308	PBG SA(b)	95,146
16,684	Pfleiderer Grajewo SA(b)	91,253
132,505	Polimex Mostostal SA	191,657
2,961	Polnord SA(b)	33,317
3,298	Polska Grupa Farmaceutyczna SA(b)	48,070
38,946	Polski Koncern Naftowy Orlen SA(b)	444,604
10,688	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	90,450
6,488	Sygnity SA(b)	27,103
363,944	Synthos SA(b)	155,274
27,465	TVN SA	129,805
7,830	Vistula Group SA(b)	5,853
136	Zaklad Przetworstwa Hutniczego Stalprodukt SA	22,346
1,517	Zaklady Azotowe Pulawy SA	40,533
7,032	Zaklady Azotowe W Tarnowie-Moscicach SA	35,306
2,268	Zaklady Tluszczowe Kruszwica	49,340

		5,993,575

PORTUGAL — 0.2%
8,360	Altri SGPS SA(b)	48,467
102,504	Banco BPI SA	285,410
1,081,127	Banco Comercial Portugues SA	1,168,124
164,214	Banco Espirito Santo SA	955,671
66,529	BANIF SGPS SA	114,770
55,072	Brisa Auto-Estradas de Portugal SA	522,696
46,853	Cimpor Cimentos de Portugal SGPS SA	394,844
7,786	Corticeira Amorim SA(b)	10,331
27,456	Finibanco Holding SGPS SA(b)	57,740
27,299	Global Intelligent Technologies SGPS SA(b)	29,370
10,315	Impresa SGPS(b)	22,374
7,597	Inapa-Invest Particip Gesta(b)	6,924
38,320	Jeronimo Martins SGPS SA	367,679
19,947	Mota Engil SGPS SA	90,760
1,206	Novabase SGPS SA(b)	6,979
105,109	Portucel Empresa Produtora de Pasta e Papel SA	276,925
27,910	REN - Redes Energeticas Nacionais SA	111,944
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	34,890
15,456	Semapa - Sociedade de Investimento e Gestao	162,547
235,754	Sonae	291,884

Shares		Value

PORTUGAL (continued)
11,021	Sonae Capital SGPS SA(b)	$11,250
42,221	Sonae Industria SGPS SA(b)	144,894
37,845	Sonaecom - SGPS SA(b)	95,496
62,799	Teixeira Duarte - Engenharia Construcoes SA - Class C(b)	81,714
27,441	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	155,563

		5,449,246

PUERTO RICO — 0.0%
2,800	First Bancorp Puerto Rico.	6,384
1,300	Oriental Financial Group, Inc.	14,794
1,600	Triple-S Management Corp. - Class B(b)	26,544

		47,722

SINGAPORE — 0.3%
366,000	Allgreen Properties Ltd.	302,620
4,000	Ascendas India Trust	2,773
20,000	Asia Food and Properties Ltd.(b)	7,400
111,000	ASL Marine Holdings Ltd.	71,387
1,000	Ban Joo & Co. Ltd.(b)	32
112,000	Banyan Tree Holdings Ltd.(b)	55,790
7,400	Bonvests Holdings Ltd.	4,939
30,000	Bukit Sembawang Estates Ltd.	96,387
28,000	Cerebos Pacific Ltd.	83,666
35,000	CH Offshore Ltd.	16,184
48,000	China Aviation Oil Singapore Corp. Ltd.	37,635
29,000	China Merchants Holdings Pacific Ltd.	12,392
133,000	Chip Eng Seng Corp. Ltd.	34,224
177,000	Chuan Hup Holdings Ltd.(b)	40,654
306,000	ComfortDelgro Corp. Ltd.	344,842
137,000	Cosco Corp. Singapore Ltd.	121,614
15,550	Creative Technology Ltd.	64,566
34,000	CSE Global Ltd.	21,136
47,000	Ezion Holdings Ltd.	23,743
112,000	Ezra Holdings Ltd.	167,290
102,000	Fraser and Neave Ltd.	299,966
130,000	Gallant Venture Ltd.(b)	23,308
70,000	Goodpack Ltd.	60,909
3,000	GP Batteries International Ltd.	2,710
38,000	Guocoland Ltd.	59,347
99,000	Hi-P International Ltd.	48,327
102,000	Ho Bee Investment Ltd.	118,476
201,000	Hong Fok Corp. Ltd.(b)	92,142
63,000	Hong Leong Asia Ltd.	162,400
112,600	Hotel Properties Ltd.	163,264
126,000	HTL International Holdings Ltd.	39,270
65,000	HupSteel Ltd.	12,087
56,000	Hwa Hong Corp. Ltd.	21,961
49,000	Hyflux Ltd.	114,575
94,000	Indofood Agri Resources Ltd.(b)	135,214

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

SINGAPORE (continued)
93,000	Jaya Holdings Ltd.	$39,665
267,000	Jiutian Chemical Group Ltd.(b)	29,873
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	1,652
257,000	K1 Ventures Ltd.	29,117
190,000	Keppel Land Ltd.	439,516
25,000	Keppel Telecommunications & Transportation Ltd.	24,613
86,400	Kim Eng Holdings Ltd.	121,924
80,000	KS Energy Services Ltd.	72,438
15,000	Lion Asiapac Ltd.	3,853
154,000	Low Keng Huat Singapore Ltd.	52,784
228,000	MediaRing Ltd.(b)	35,330
149,000	Metro Holdings Ltd.	82,083
87,000	Midas Holdings Ltd.	61,406
66,000	MobileOne Ltd.	96,951
32,000	NSL Ltd.	31,295
155,000	Oceanus Group Ltd.(b)	39,347
175,000	Olam International Ltd.	295,207
82,000	Orchard Parade Holdings Ltd.(b)	61,642
12,000	Overseas Union Enterprise Ltd.(b)	76,384
24,000	Pan Pacific Hotels Group Ltd.	25,754
200,320	Parkway Holdings Ltd.(b)	381,107
45,000	Petra Foods Ltd.	31,940
21,000	PSC Corp. Ltd.(b)	3,972
73,000	QAF Ltd.	27,967
145,627	Raffles Education Corp. Ltd.	41,088
56,000	Raffles Medical Group Ltd.	54,775
121,000	Rotary Engineering Ltd.	83,929
43,000	SBS Transit Ltd.	52,795
47,142	SC Global Developments Ltd.(b)	56,644
58,000	Singapore Land Ltd.	263,540
267,000	Singapore Post Ltd.	191,382
182,000	Singapore Reinsurance Corp. Ltd.	32,645
97,000	Sinomem Technology Ltd.(b)	35,216
133,000	SMRT Corp. Ltd.	179,484
425,000	Stamford Land Corp. Ltd.	122,833
75,000	StarHub Ltd.	115,490
56,000	Straits Asia Resources Ltd.	85,251
78,000	Super Coffeemix Manufacturing Ltd.	35,265
114,000	Swiber Holdings Ltd.(b)	83,193
93,000	Tat Hong Holdings Ltd.	64,822
15,000	Tiong Woon Corp. Holding Ltd.	5,766
65,000	United Engineers Ltd.	89,037
420,000	United Industrial Corp. Ltd.	579,011
94,000	UOB-Kay Hian Holdings Ltd.	102,623
230,000	UOL Group Ltd.	609,508
66,000	Venture Corp. Ltd.	395,702
20,000	WBL Corp. Ltd.	71,909
112,000	Wheelock Properties (S) Ltd.	153,920
217,000	Wing Tai Holdings Ltd.	301,742

Shares		Value

SINGAPORE (continued)
330,000	Yangzijiang Shipbuilding Holdings Ltd.	$246,852
86,000	Yanlord Land Group Ltd.	106,471
193,000	Yongnam Holdings Ltd.	33,329

		9,123,272

SOUTH AFRICA — 0.6%
30,038	Adcock Ingram Holdings Ltd.	210,923
8,486	Adcorp Holdings Ltd.	28,822
42,455	Advtech Ltd.	28,796
32,497	Aeci Ltd.	254,150
164,755	Afgri Ltd.	128,289
292,923	African Bank Investments Ltd.	1,131,214
43,741	African Oxygen Ltd.	128,930
44,678	African Rainbow Minerals Ltd.	976,489
13,164	Allied Electronics Corp. Ltd.	49,341
21,133	Allied Technologies Ltd.	212,813
18,232	Argent Industrial Ltd.	20,689
33,764	Aspen Pharmacare Holdings Ltd.(b)	297,464
10,760	Astral Foods Ltd.	140,583
151,480	Aveng Ltd.	702,382
128,958	AVI Ltd.	357,549
26,384	Avuza Ltd.	62,193
68,321	Barloworld Ltd.	403,138
6,892	Bell Equipment Ltd.(b)	8,627
57,968	Caxton and CTP Publishers and Printers Ltd.	108,217
2,787	Ceramic Industries Ltd.	40,093
66,781	Cipla Medpro South Africa Ltd.(b)	46,249
7,765	City Lodge Hotels Ltd.	81,660
60,117	Clicks Group Ltd.	209,178
64,357	DataTec Ltd.	240,641
74,687	Discovery Holdings Ltd.	303,470
12,341	Distell Group Ltd.	106,628
18,365	Distribution and Warehousing Network Ltd.(b)	17,532
57,380	DRDGOLD Ltd.	31,981
47,730	Exxaro Resources Ltd.	660,203
16,250	First Uranium Corp.(b)	29,483
52,648	Foschini Ltd.	386,323
35,515	Gold Reef Resorts Ltd.	89,358
104,900	Grindrod Ltd.	206,177
15,617	Group Five Ltd.	65,339
4,521	Highveld Steel and Vanadium Corp. Ltd.(b)	36,568
11,337	Hudaco Industries Ltd.	96,581
13,781	Hulamin Ltd.	23,456
37,047	Iliad Africa Ltd.	40,903
68,858	Illovo Sugar Ltd.	301,991
80,368	Imperial Holdings Ltd.	824,960
39,249	Investec Ltd.	277,476
60,659	JD Group Ltd.	346,550
20,387	JSE Ltd.	150,621
35,342	Lewis Group Ltd.	241,287

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
43,868	Liberty Holdings Ltd.	$383,047
28,971	Massmart Holdings Ltd.	332,708
96,288	Medi-Clinic Corp. Ltd.	309,215
206,251	Merafe Resources Ltd.(b)	34,781
30,264	Metair Investments Ltd.(b)	21,023
64,951	Metorex Ltd.(b)	38,380
160,419	Metropolitan Holdings Ltd.	278,868
45,735	Mondi Ltd.	268,755
38,782	Mr. Price Group Ltd.	178,483
39,257	Murray & Roberts Holdings Ltd.	202,148
116,025	Mvelaphanda Group Ltd.(b)	113,894
220,033	Nampak Ltd.	452,325
197,582	Netcare Ltd.(b)	336,927
41,870	Northam Platinum Ltd.	270,240
15,290	Omnia Holdings Ltd.(b)	120,244
6,182	Palabora Mining Co. Ltd.	87,196
54,939	Peregrine Holdings Ltd.	75,401
34,944	Pick’n Pay Stores Ltd.	181,967
71,872	Pretoria Portland Cement Co. Ltd.	315,043
12,814	PSG Group Ltd.	37,649
26,755	Raubex Group Ltd.	79,191
42,088	Reunert Ltd.	310,854
10,734	Santam Ltd.	141,793
141,566	Sappi Ltd.(b)	601,791
74,247	Sentula Mining Ltd.(b)	26,998
245,651	Simmer & Jack Mines Ltd.(b)	57,864
38,542	Spar Group Ltd. (The)	356,150
539,563	Steinhoff International Holdings Ltd.(b)	1,357,918
19,861	Sun International Ltd.(b)	240,868
25,476	Tiger Brands Ltd.	589,513
13,161	Tongaat Hulett Ltd.	171,287
24,146	Trencor Ltd.	82,853
62,145	Truworths International Ltd.	343,425
14,868	Wesizwe(b)	4,464
9,523	Wilson Bayly Holmes-Ovcon Ltd.	122,018
191,832	Woolworths Holdings Ltd.	458,267

		19,088,865

SOUTH KOREA — 0.5%
148	Amorepacific Corp.(b)	103,143
980	Asia Cement Co. Ltd.(b)	45,532
28,250	Asiana Airlines(b)	89,244
1,050	Binggrae Co. Ltd.(b)	42,347
3,031	Bukwang Pharmaceutical Co. Ltd.	35,893
31,890	Busan Bank(b)	311,729
7,435	Cheil Industries, Inc.	356,496
460	Cheil Worldwide, Inc.	104,302
45,140	Chin Hung International, Inc.(b)	31,346
2,580	Chong Kun Dang Pharm Corp.(b)	44,832
950	CJ CheilJedang Corp.(b)	170,522

Shares		Value

SOUTH KOREA (continued)
2,890	CJ Corp.(b)	$166,425
489	Dae Han Flour Mills Co. Ltd.(b)	53,900
4,980	Daeduck Electronics Co.(b)	25,920
4,020	Daeduck GDS Co. Ltd.(b)	33,501
25,230	Daegu Bank	321,468
3,810	Daegu Department Store	38,960
3,500	Daehan Steel Co. Ltd.(b)	39,972
10,000	Daekyo Co. Ltd.	48,133
5,760	Daelim Industrial Co. Ltd.(b)	378,726
32,360	Daewoo Engineering & Construction Co. Ltd.(b)	329,953
2,472	Daewoo International Corp.(b)	74,426
5,379	Daewoo Motor Sales Corp.(b)	33,072
10,430	Daewoo Securities Co. Ltd.	172,360
610	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	9,425
957	Daewoong Pharmaceutical Co. Ltd.	41,062
11,810	Daishin Securities Co. Ltd.	154,377
2,770	Daou Technology, Inc.(b)	17,725
650	Dong-A Pharmaceutical Co. Ltd.(b)	64,810
7,266	Dongbu HiTek Co. Ltd.(b)	37,830
1,740	Dongbu Insurance Co. Ltd.	50,022
7,640	Dongbu Securities Co. Ltd.(b)	40,482
5,450	Dongbu Steel Co. Ltd.(b)	43,167
7,782	Dongkuk Steel Mill Co. Ltd.	153,263
5,940	Dongwha Pharm Co. Ltd.	29,648
31,570	Dongwon Systems Corp.(b)	42,655
10,510	Dongyang Mechatronics Corp.	46,023
425	Doosan Corp.	37,275
8,200	Doosan Engineering & Construction Co. Ltd.(b)	46,861
4,080	Doosan Infracore Co. Ltd.(b)	60,862
61,250	Eugene Investment & Securities Co. Ltd.(b)	45,981
1,880	Fursys, Inc.(b)	44,438
1,215	Glovis Co. Ltd.(b)	100,434
3,255	GS Engineering & Construction Corp.(b)	248,042
10,300	GS Holdings Corp.(b)	305,600
8,870	Halla Climate Control(b)	90,266
1,700	Halla Engineering & Construction(b)	38,542
6,760	Han Kuk Carbon Co. Ltd.	36,650
4,620	Handsome Co. Ltd.(b)	56,748
1,376	Hanil Cement Co. Ltd.(b)	86,169
6,862	Hanjin Heavy Industries & Construction Co. Ltd.(b)	126,676
4,360	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(b)	42,233
11,443	Hanjin Shipping Co. Ltd.(b)	232,455
2,206	Hanjin Shipping Holding Co. Ltd.(b)	28,921
2,010	Hanjin Transportation Co. Ltd.(b)	59,978

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
8,200	Hankook Tire Co. Ltd.	$157,239
960	Hankuk Glass Industries, Inc.(b)	17,630
1,720	Hankuk Paper Manufacturing Co. Ltd.(b)	44,683
916	Hanmi Pharm Co. Ltd.(b)	90,921
4,500	Hansol Paper Co.(b)	37,606
18,805	Hanwha Chemical Corp.(b)	234,982
3,300	Hanwha Corp.(b)	132,253
5,420	Hanwha Securities Co.	40,895
1,420	Hite Holdings Co. Ltd.(b)	27,643
3,566	HMC Investment Securities Co. Ltd.(b)	62,021
3,129	Honam Petrochemical Corp.(b)	301,899
5,940	Hotel Shilla Co. Ltd.	101,243
3,380	Hyosung Corp.(b)	235,218
2,323	Hyundai Department Store Co. Ltd.(b)	202,464
5,130	Hyundai Development Co.(b)	158,269
790	Hyundai Elevator Co. Ltd.(b)	36,021
1,359	Hyundai H&S Co. Ltd.(b)	81,849
6,580	Hyundai Hysco(b)	89,321
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	130,278
5,350	Hyundai Merchant Marine Co. Ltd.(b)	132,914
2,275	Hyundai Mipo Dockyard	212,014
27,401	Hyundai Securities Co.	321,454
1,370	Ilyang Pharmaceutical Co. Ltd.(b)	29,423
2,890	ISU Chemical Co. Ltd.(b)	30,165
9,318	Jeonbuk Bank	56,810
8,890	Kangwon Land, Inc.(b)	120,916
9,929	KC Tech Co. Ltd.(b)	39,431
957	KCC Corp.	280,210
3,190	Keangnam Enterprises Ltd.(b)	25,892
36,490	KIA Motors Corp.(b)	608,387
960	Kisco Corp.(b)	36,686
584	KISCO Holdings Co. Ltd.(b)	31,903
2,054	KISWIRE Ltd.(b)	61,971
6,620	Kolon Engineering & Construction Co. Ltd.(b)	32,470
1,560	Kolon Industries, Inc.(c)	57,740
1,696	Korea Express Co. Ltd.(b)	78,506
1,780	Korea Gas Corp.(b)	79,255
8,120	Korea Investment Holdings Co. Ltd.	213,731
2,220	Korea Kumho Petrochemical Co.(b)	36,236
1,018	Korea Line Corp.(b)	35,837
1,030	Korea Petrochemical Industries Co. Ltd.(b)	34,938
1,415	Korea Zinc Co. Ltd.(b)	206,162
7,440	Korean Airlines Co. Ltd.(b)	359,933
9,331	Korean Reinsurance Co.	80,977
7,730	KP Chemical Corp.(b)	51,691
12,980	KTB Securities Co. Ltd.(b)	40,901

Shares		Value

SOUTH KOREA (continued)
3,940	Kumho Industrial Co. Ltd.(b)	$15,625
9,090	Kumho Tire Co., Inc.(b)	25,110
13,440	Kwang Dong Pharmaceutical Co. Ltd.(b)	31,149
2,130	Kyeryong Construction Industrial Co. Ltd.	35,683
5,240	Kyobo Securities Co.	44,929
305	Kyungbang Ltd.(b)	30,779
3,130	LG Fashion Corp.(b)	70,224
431	LG Household & Health Care Ltd.	105,226
4,149	LG International Corp.	96,166
1,050	LG Life Sciences Ltd.(b)	47,588
1,050	LG Telecom Ltd.(b)	8,111
6,640	LIG Insurance Co. Ltd.	116,993
198	Lotte Chilsung Beverage Co. Ltd.(b)	141,030
154	Lotte Confectionary Co. Ltd.(b)	163,356
6,810	Lotte Midopa Co. Ltd.(b)	65,448
309	Lotte Samkang Co. Ltd.(b)	63,329
1,464	LS Corp.(b)	120,069
2,270	LS Industrial Systems Co. Ltd.(b)	163,447
21,722	Macquarie Korea Infrastructure Fund	89,305
8,990	Meritz Fire & Marine Insurance Co. Ltd.(b)	56,989
46,150	Meritz Securities Co. Ltd.	47,687
1,940	Mirae Asset Securities Co. Ltd.	96,730
9,680	Moorim P&P Co. Ltd.(b)	47,052
8,590	Motonic Corp.(b)	54,791
2,200	Namhae Chemical Corp.(b)	34,719
4,660	Namkwang Engineering & Construction(b)	28,364
90	Namyang Dairy Products Co. Ltd.(b)	37,646
900	NCSoft Corp.(b)	100,125
6,140	NH Investment & Securities Co. Ltd.	52,602
523	Nong Shim Co. Ltd.	102,544
620	Nong Shim Holdings Co. Ltd.(b)	34,893
19,780	ON*Media Corp.(b)	58,791
310	Orion Corp.(b)	68,573
361	Ottogi Corp.	41,217
638	Pacific Corp.(b)	72,363
2,786	Poongsan Corp.(b)	47,485
523	Poongsan Holdings Corp.(b)	8,713
2,380	Pusan City Gas Co. Ltd.(b)	41,327
7,060	RNL Bio Co. Ltd.(b)	27,313
2,180	S&T Daewoo Co. Ltd.(b)	48,701
3,070	S&T Dynamics Co. Ltd.	36,472
1,761	S1 Corp. Korea	70,609
4,340	Sam Young Electronics Co. Ltd.(b)	38,149
480	Samchully Co. Ltd.(b)	47,606

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
3,140	Samsung Electro-Mechanics Co. Ltd.	$262,507
1,705	Samsung Engineering Co. Ltd.	165,656
2,470	Samsung Fine Chemicals Co. Ltd.	100,892
7,082	Samsung SDI Co. Ltd.	826,103
1,170	Samsung Securities Co. Ltd.	63,490
1,990	Samsung Techwin Co. Ltd.	129,569
1,009	Samyang Corp.(b)	34,451
647	Samyang Genex Co. Ltd.(b)	35,232
3,540	Seah Besteel Corp.(b)	45,536
1,170	SeAH Steel Corp.(b)	35,047
3,260	Sebang Co. Ltd.(b)	35,232
1,320	Shinyoung Securities Co. Ltd.	40,420
890	Sindo Ricoh Co. Ltd.(b)	41,367
1,200	SK Chemicals Co. Ltd.	55,542
370	SK Gas Co. Ltd.	14,453
441	SK Holdings Co. Ltd.	31,569
4,930	SK Networks Co. Ltd.	43,886
26,950	SK Securities Co. Ltd.	55,253
4,200	SKC Co. Ltd.	60,520
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	26,917
3,714	STX Corp. Co. Ltd(b)	52,662
1,780	STX Engine Co. Ltd.(b)	27,412
10,230	STX Offshore & Shipbuilding Co. Ltd.(b)	102,466
11,970	STX Pan Ocean Co. Ltd(b)	121,038
2,230	Sungshin Cement Co. Ltd.(b)	16,032
70	Taekwang Industrial Co. Ltd.	41,171
18,720	Taeyoung Engineering & Construction(b)	77,827
4,070	Taihan Electric Wire Co. Ltd.(b)	57,430
9,558	Tong Yang Securities, Inc.	87,982
1,220	Union Steel(b)	20,089
59,400	Woongjin Chemical Co. Ltd.(b)	53,051
4,740	Woongjin Coway Co. Ltd.(b)	145,507
7,290	Woongjin Holdings Co. Ltd.(b)	60,548
2,440	Woongjin Thinkbig Co. Ltd.(b)	50,556
16,490	Woori Investment & Securities Co. Ltd.	214,790
119	Young Poong Corp.(b)	50,016
4,952	Youngone Corp.(b)	41,864
1,238	Youngone Holdings Co. Ltd.(b)	35,946
1,056	Yuhan Corp.(b)	154,309

		17,199,176

SPAIN — 0.6%
10,805	Abengoa SA	326,596
641	Acciona SA	77,263
54,354	Acerinox SA	1,022,778
2,161	Adolfo Dominguez SA	32,287
26,607	Afirma Grupo Inmobiliario SA(b)	11,274
22,385	Almirall SA	295,255
10,041	Amper SA	83,072

Shares		Value

SPAIN (continued)
12,564	Antena 3 de Television SA	$133,372
73,052	Avanzit SA(b)	74,819
4,696	Azkoyen SA(b)	18,050
344,731	Banco de Sabadell SA	1,837,486
43,528	Banco de Valencia SA	330,409
26,089	Banco Espanol de Credito SA	302,044
35,099	Banco Guipuzcoano SA	276,662
59,653	Banco Pastor SA	396,363
93,494	Bankinter SA	834,588
920	Baron de Ley(b)	43,338
10,605	Bolsas y Mercados Espanoles	301,374
1,221	Caja de Ahorros del Mediterraneo	9,753
12,725	Campofrio Food SA(b)	114,114
4,037	Cementos Portland Valderrivas SA	115,869
2,980	Cie Automotive SA(b)	13,468
132,906	Cintra Concesiones de Infraestructuras de Transporte SA	1,386,348
1,300	Codere SA(b)	12,557
395	Construcciones y Auxiliar de Ferrocarriles SA	224,533
1,608	Corp. Dermoestetica(b)	7,007
7,290	Duro Felguera SA	71,054
35,741	Ebro Puleva SA	709,802
7,151	Elecnor SA	113,002
62,434	Enagas	1,294,185
30,728	Ercros SA(b)	59,802
17,487	FAES FARMA SA	88,266
5,898	Fluidra SA	26,228
15,391	Fomento de Construcciones y Contratas SA	592,109
55,058	Gamesa Corp. Tecnologica SA	799,094
6,672	General de Alquiler de Maquinaria(b)	41,380
19,858	Gestevision Telecinco SA	283,155
18,647	Grifols SA	284,247
16,708	Grupo Catalana Occidente SA	383,082
40,377	Grupo Empresarial Ence SA(b)	164,255
13,232	Grupo Tavex SA(b)	12,204
170,914	Iberia Lineas Aereas de Espana(b)	518,967
1,200	Iberpapel Gestion SA	17,485
19,320	Indra Sistemas SA	419,360
107,992	La Seda de Barcelona SA - Class B(b)(d)	50,686
2,218	Mecalux SA(b)	40,923
2,110	Miquel y Costas	42,341
44,377	Natraceutical SA(b)	30,465
28,530	NH Hoteles SA(b)	140,778
17,454	Obrascon Huarte Lain SA	413,579
11,731	Papeles y Cartones de Europa SA(b)	61,547
3,751	Pescanova SA	118,195
36,361	Promotora de Informaciones SA(b)	197,423

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

SPAIN (continued)
5,465	Prosegur Cia de Seguridad SA	$247,491
43,510	Realia Business SA(b)	102,122
18,101	Red Electrica Corp. SA	907,463
5,392	Renta Corp. Real Estate SA(b)	25,481
36,616	Sacyr Vallehermoso SA(b)	381,096
5,576	Service Point Solutions - Placement Shares(c)	7,538
37,541	Service Point Solutions SA(b)	50,463
37,295	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	79,117
19,635	Sol Melia SA	161,115
15,567	Solaria Energia y Medio Ambiente SA(b)	55,883
12,812	SOS Cuetara SA(b)	45,517
3,082	Tecnicas Reunidas SA	165,813
11,644	Telecomunicaciones y Energia(b)	44,418
51,164	Tubacex SA	200,144
45,115	Tubos Reunidos SA	141,690
1,465	Unipapel SA	23,467
1,457	Vertice Trescientos Sesenta Grados(b)	748
6,372	Vidrala SA	173,865
13,066	Viscofan SA	339,651
11,099	Vocento SA(b)	67,867
14,915	Zardoya Otis SA	276,817
38,050	Zeltia SA(b)	224,831

		18,976,890

SWEDEN — 0.4%
7,721	AarhusKarlshamn AB	176,652
18,530	Acando AB	34,722
5,687	Active Biotech AB(b)	80,895
2,200	AddTech AB - Class B	34,268
4,388	AF AB - Class B	115,692
1,635	Avanza Bank Holding AB	40,614
4,250	Axfood AB	122,887
5,000	Axis Communications AB	68,616
8,158	B&B Tools AB - Class B	112,363
9,626	BE Group AB	58,896
470	Beijer AB G&L - Class B	11,079
2,900	Beijer Alma AB	38,404
5,200	Bilia AB - Class A(b)	50,883
34,214	Billerud AB(b)	233,234
2,745	BioGaia AB - Class B	32,651
14,035	Biotage AB	14,069
11,100	Biovitrum AB(b)	47,390
135,056	Boliden AB	1,804,925
20,352	Bure Equity AB	74,048
4,900	Cardo AB	149,143
2,600	Catena AB	33,759
4,550	Clas Ohlson AB - Class B	90,494
17,928	Concordia Maritime AB - Class B	52,993
11,500	D Carnegie AB(b)(c)(d)	0

Shares		Value

SWEDEN (continued)
1,374	Duni AB	$10,978
8,961	East Capital Explorer AB(b)	84,076
19,800	Elekta AB - Class B	464,497
3,250	Enea AB(b)	19,361
56,403	Eniro AB(b)	276,516
34,317	Getinge AB - Class B	734,606
18,000	Gunnebo AB(b)	71,443
16,108	Hakon Invest AB	257,603
19,054	Haldex AB(b)	110,431
61,599	Hexagon AB - Class B	829,436
1,065	Hexpol AB(b)	10,416
8,000	HIQ International AB(b)	35,017
7,672	Hoganas AB - Class B	163,254
24,403	Holmen AB - Class B	584,193
12,875	Husqvarna AB - Class A(b)	81,998
104,097	Husqvarna AB - Class B(b)	708,334
9,667	Industrial & Financial Systems - Class B	90,996
2,800	Indutrade AB	56,224
10,200	Intrum Justitia AB	124,178
27,734	JM AB(b)	402,120
8,298	KappAhl Holding AB	80,863
1,291	Know It AB	10,644
14,118	Lindab International AB	150,193
11,359	Loomis AB - Class B	132,309
83,029	Lundin Petroleum AB(b)	630,952
76,330	Meda AB - Class A	745,512
2,363	Medivir AB - Class B(b)	32,771
775	Mekonomen AB	15,050
32,252	Micronic Laser Systems AB(b)	62,951
12,149	Modern Times Group AB - Class B	557,130
11,250	Munters AB(b)	78,958
23,963	NCC AB - Class B	356,905
83,059	Net Insight AB - Class B(b)	53,770
26,972	New Wave Group AB - Class B	121,080
11,000	Nibe Industrier AB - Class B	108,116
54,289	Nobia AB(b)	307,095
6,907	Nolato AB - Class B	57,797
2,653	Nordnet AB	9,226
1,595	ORC Software AB	32,289
61,001	PA Resources AB(b)	218,768
45,481	Peab AB	261,316
336,078	Pricer AB - Class B(b)	25,352
17,871	Proffice AB - Class B(b)	58,052
10,400	Q-Med AB(b)	77,588
38,670	Ratos AB - Class B	1,068,819
3,580	Rederi AB Transatlantic	12,994
18,694	Rezidor Hotel Group AB(b)	66,654
66,764	RNB Retail and Brands AB(b)	100,748
132,096	Rottneros AB(b)	11,906
4,081	Saab AB - Class B	65,534
294,415	SAS AB(b)	143,156
5,345	Seco Tools AB - Class B	64,412
15,531	Securitas AB - Class B	150,421
5,200	SkiStar AB	88,423

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

SWEDEN (continued)
1,764	Studsvik AB	$17,052
6,500	Sweco AB - Class B	52,694
625	TradeDoubler AB(b)	4,437
55,800	Trelleborg AB - Class B(b)	382,707

		15,008,998

SWITZERLAND — 1.1%
432	Acino Holding AG	69,452
9,550	Actelion Ltd.(b)	505,262
33,553	Adecco SA	1,807,864
1,057	Advanced Digital Broadcast Holdings SA(b)	49,904
275	Affichage Holding AG	28,325
261	AFG Arbonia-Forster Holding(b)	5,999
778	Allreal Holding AG	90,112
934	Also Holding AG(b)	36,034
19,658	Aryzta AG	776,422
5,613	Ascom Holding AG(b)	55,569
176	Bachem Holding AG - Class B	11,253
13,673	Baloise Holding AG	1,133,630
1,453	Bank Coop AG	96,581
6,000	Bank Sarasin & Compagnie AG - Class B(b)	204,875
234	Banque Cantonale de Geneve	49,592
806	Banque Cantonale Vaudoise	325,694
6	Banque Privee Edmond de Rothschild SA	148,117
373	Barry Callebaut AG(b)	239,716
1,515	Basilea Pharmaceutica(b)	101,098
1,614	Basler Kantonalbank	184,881
58	Belimo Holding AG	64,958
27	Bell Holding AG	41,269
966	Bellevue Group AG	31,602
1,259	Berner Kantonalbank AG	279,045
1,728	BKW FMB Energie AG	131,425
3,431	Bobst Group AG(b)	124,119
1,792	Bucher Industries AG	210,362
323	Burckhardt Compression Holding AG	58,660
90	Centralschweizerische Kraftwerke AG	28,650
2,250	Charles Voegele Holding AG - Class A(b)	92,432
80,593	Clariant AG(b)	884,540
250	Coltene Holding AG	12,655
56,958	Compagnie Financiere Richemont SA - Class A	1,929,218
35	Conzzeta Holding AG	58,269
402	Cytos Biotechnology AG(b)	5,283
1,600	Daetwyler Holding AG	93,340
597	Dufry Group(b)	38,764
7,538	EFG International AG	108,067
36	Elektrizitaets-Gesellschaft Laufenburg AG	29,615
809	Emmi AG	99,118
1,783	EMS-Chemie Holding AG	208,757

Shares		Value

SWITZERLAND (continued)
3,730	Energiedienst Holding AG	$212,026
1,115	Flughafen Zuerich AG	314,941
331	Forbo Holding AG(b)(c)	110,847
944	Galenica AG	343,125
3,937	Geberit AG	692,905
1,437	Georg Fischer AG(b)	385,439
1,145	Givaudan SA	933,363
198	Gurit Holding AG	103,379
1,403	Helvetia Holdings AG	437,099
39,120	Holcim Ltd.(b)	2,678,772
762	Implenia AG(b)	20,059
23,084	Julius Baer Group Ltd.	767,363
23,084	Julius Baer Holding AG	264,256
483	Kaba Holding AG - Class B	120,903
814	Kardex AG(b)	26,829
200	Komax Holding AG	15,754
10,619	Kudelski SA	265,388
8,338	Kuehne & Nagel International AG	803,657
798	Kuoni Reisen Holding	296,901
11	Lindt & Spruengli AG	271,694
9,109	Logitech International SA(b)	153,865
7,349	Lonza Group AG	522,626
800	Luzerner Kantonalbank AG	215,213
4,180	Meyer Burger Technology AG(b)	105,381
8,234	Micronas Semiconductor Holding(b)	32,103
5,846	Mobilezone Holding AG	43,562
965	Mobimo Holding AG(b)	163,747
9,850	Nobel Biocare Holding AG	289,727
554	OC Oerlikon Corp AG(b)	15,540
333	Orell Fuessli Holding AG	43,977
3,575	Panalpina Welttransport Holding AG	248,605
508	Partners Group Holding AG	63,034
26,783	Petroplus Holdings AG(b)	451,037
124	Phoenix Mecano AG	53,655
347	Precious Woods Holding AG(b)	11,280
402	PubliGroupe SA(b)	43,347
915	Rieter Holding AG(b)	243,498
203	Romande Energie Holding SA	354,700
3,357	Schindler Holding AG	251,140
1,453	Schulthess Group	66,194
200	Schweiter Technologies AG	100,135
3,171	Schweizerishe National- Versicherungs- Gesellsschaft(b)	88,239
451	SGS SA	579,899
436	Siegfried Holding AG	37,668
576	Sika AG	882,830
4,650	Sonova Holding AG	575,529
120	Sopracenerina STA Elettrica	26,830
461	St. Galler Kantonalbank	212,837
271,165	STMicroelectronics NV	2,220,648
729	Straumann Holding AG	193,373

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

SWITZERLAND (continued)
6,680	Sulzer AG	$561,314
8,414	Swatch Group AG(e)	2,199,507
12,074	Swatch Group AG(e)	607,208
6,922	Swiss Life Holding AG(b)	870,707
32,384	Swiss Reinsurance.	1,399,956
38,012	Swisslog Holding AG	35,055
1,620	Swissquote Group Holding SA	81,764
424	Tamedia AG	28,674
2,779	Tecan Group AG	196,684
10,048	Temenos Group AG(b)	267,497
300	Valartis Group AG	9,662
4,161	Valiant Holding AG	792,023
885	Valora Holding AG	202,825
78	Vaudoise Assurances Holding SA	13,847
8,426	Vontobel Holding AG	239,828
609	VZ Holding AG	45,789
390	Walter Meier AG - Class A	40,572
531	Ypsomed Holding AG(b)	35,155
60	Zehnder Group AG	84,782
20	Zuger Kantonalbank AG	84,321

		35,602,617

TAIWAN — 0.6%
24,905	Ability Enterprise Co. Ltd.	43,728
70,000	Accton Technology Corp.	30,858
25,125	Advantech Co. Ltd.	50,663
61,000	AGV Products Corp.(b)	21,575
41,769	Altek Corp.	73,951
44,000	Ambassador Hotel (The)	49,329
143,272	AmTRAN Technology Co. Ltd.	142,236
30,000	Asia Optical Co., Inc.	62,410
61,000	Asia Polymer.	51,909
82,080	Asia Vital Components Co. Ltd.	90,040
27,270	Avermedia Technologies, Inc.	34,307
59,280	Bank of Kaohsiung(b)	19,776
21,030	Basso Industry Corp.	20,834
422,350	BES Engineering Corp.	105,356
137,000	Capital Securities Corp.(b)	70,557
26,400	Catcher Technology Co. Ltd.	59,103
138,000	Cathay No. 1 REIT	45,141
8,000	Cathay No. 2 REIT	2,592
189,000	Cathay Real Estate Development Co. Ltd.(b)	83,357
283,000	Cheng Loong Corp.(b)	106,677
58,748	Cheng Uei Precision Industry Co. Ltd.	119,657
106,720	Chia Hsin Cement Corp(b)	52,421
55,631	Chicony Electronics Co. Ltd.	136,828
227,418	China Airlines(b)	75,953
32,000	China Chemical & Pharmaceutical Co. Ltd.	18,926
1,480,000	China Development Financial Holding Corp.(b)	409,379
121,000	China General Plastics Corp.(b)	46,310

Shares		Value

TAIWAN (continued)
109,786	China Life Insurance Co. Ltd.(b)	$74,276
217,505	China Manmade Fibers(b)	49,692
38,220	China Metal Products	51,167
176,000	China Motor Corp.(b)	101,414
417,260	China Petrochemical Development Corp.(b)	155,294
30,114	China Steel Chemical Corp.	78,064
52,616	China Synthetic Rubber Corp.	50,752
59,059	Chin-Poon Industrial Co.	46,036
24,157	Chroma ATE, Inc.	47,109
93,100	Chun Yuan Steel	36,691
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	28,472
82,441	Chung Hung Steel Corp.(b)	38,466
55,000	Chung HWA Pulp Corp.	24,363
1,983,000	Chunghwa Picture Tubes Ltd.(b)	241,583
39,916	Clevo Co.(b)	72,242
709,000	CMC Magnetics Corp.(b)	179,356
24,150	Compal Communications, Inc.	26,555
353,000	Compeq Manufacturing Co.(b)	101,029
204,689	Continental Engineering Corp.	78,185
13,900	Cosmos Bank Taiwan(b)	3,839
77,838	CTCI Corp.	79,294
32,460	CyberTAN Technology, Inc.	45,220
16,000	Depo Auto Parts Ind. Co. Ltd.	38,365
124,712	D-Link Corp.	130,322
672,590	E.Sun Financial Holding Co. Ltd.(b)	251,119
160,739	Eastern Media International(b)	36,771
32,320	Elan Microelectronics Corp.	51,105
24,570	Elite Semiconductor Memory Technology, Inc.	33,113
166,789	Elitegroup Computer Systems	68,976
29,080	Entie Commercial Bank(b)	7,424
75,000	Epistar Corp.	236,297
162,542	Eternal Chemical Co. Ltd.	156,833
309,281	Eva Airways Corp.(b)	121,848
99,000	Evergreen International Storage& Transport Corp.(b)	77,966
112,000	Evergreen Marine Corp. Taiwan Ltd.(b)	64,642
109,000	Everlight Chemical Industrial Corp.	91,100
21,643	Everlight Electronics Co. Ltd.	66,202
186,430	Far Eastern Department Stores Co. Ltd.	177,357
378,293	Far Eastern International Bank(b)	120,487
17,000	Farglory Land Development Co. Ltd.	35,911
104,000	Federal Corp.(b)	79,267
45,320	Feng Hsin Iron & Steel Co.	73,784
42,599	Feng TAY Enterprise Co. Ltd.	36,830
33,079	First Steamship Co. Ltd.	48,794

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
35,000	Forhouse Corp.(b)	$36,811
8,079	Formosa International Hotels Corp.	91,063
170,000	Formosa Taffeta Co. Ltd.	123,962
93,000	Formosan Rubber Group, Inc.	77,665
5,000	Foxconn Technology Co. Ltd.	19,622
73,800	FSP Technology, Inc.	90,219
89,000	Fubon No 2 REIT	28,747
32,760	Giant Manufacturing Co. Ltd.	87,941
50,000	Giantplus Technology Co. Ltd.(b)	28,209
179,500	Gigabyte Technology Co. Ltd.	170,683
31,341	Gintech Energy Corp.(b)	77,752
51,000	Globe Union Industrial Corp.	48,353
163,770	Gold Circuit Electronics Ltd.	61,529
205,769	Goldsun Development & Construction Co. Ltd.	86,108
224,000	Grand Pacific Petrochemical(b)	113,561
59,000	Great China Metal Industry	37,007
66,000	Great Taipei Gas Co. Ltd.	36,314
43,294	Great Wall Enterprise Co.	44,131
57,060	Greatek Electonics, Inc.	53,566
44,000	Hannstar Board Corp.	38,010
872,000	HannStar Display Corp.(b)	196,621
108,000	Hey Song Corp.	64,088
88,485	Highwealth Construction Corp.	135,135
107,610	Ho Tung Chemical Corp.(b)	54,616
36,000	Holystone Enterprise Co. Ltd.	51,970
21,000	Hotai Motor Co. Ltd.	45,821
68,678	Hsin Kuang Steel Co. Ltd.	69,753
201,000	HUA ENG Wire & Cable Co., Ltd.(b)	68,027
2,000	Huaku Development Co. Ltd.	5,000
4,000	Huang Hsiang Construction Co.(b)	7,017
78,000	Hung Ching Development Co.	49,456
37,743	Hung Poo Real Estate Development Corp.	53,708
69,000	Hung Sheng Construction Co. Ltd.	41,500
35,341	Ichia Technologies, Inc.(b)	19,602
31,604	Inotera Memories, Inc.(b)	22,482
371,800	Inventec Co. Ltd.	212,197
8,000	ITE Technology, Inc.	14,835
20,187	Johnson Health Tech Co. Ltd.	24,944
79,516	Kenda Rubber Industrial Co. Ltd.	80,766
149,000	Kindom Construction Co.	122,276
292,184	King Yuan Electronics Co. Ltd.	137,212
141,185	King’s Town Bank(b)	35,508
244,343	Kinpo Electronics, Inc.(b)	72,286
46,000	Kinsus Interconnect Technology Corp.	114,562
128,000	Kuoyang Construction Co. Ltd.(b)	96,174
254,000	Kwong Fong Industries(b)	78,224
5,100	Largan Precision Co. Ltd.	66,247

Shares		Value

TAIWAN (continued)
237,000	Lealea Enterprise Co. Ltd.(b).	$59,760
26,875	LEE Chang Yung Chemical Industries Corp.	31,294
86,000	Li Peng Enterprise Co. Ltd.(b)	35,559
129,111	Lien Hwa Industrial Corp.	60,598
70,000	Lingsen Precision Industries Ltd.	32,020
34,000	Lite-On Technology Corp.	43,106
78,841	Long Bon Development Co. Ltd.(b)	43,312
54,547	Long Chen Paper Co. Ltd.(b)	17,446
429,385	Macronix International	238,809
70,000	Masterlink Securities Corp.(b).	28,117
117,000	Mercuries & Associates Ltd.(b)	56,233
20,700	Merida Industry Co. Ltd.	31,179
17,849	Merry Electronics Co. Ltd.	34,291
86,000	Microelectronics Technology, Inc.	52,457
211,404	Micro-Star International Co. Ltd.	130,899
232,000	Mitac International	106,294
77,000	Mitac Technology Corp.	61,705
16,044	Nan Kang Rubber Tire Co. Ltd.(b)	22,357
22,440	Nan Ya Printed Circuit Board Corp.	94,664
217,872	Nanya Technology Corp.(b)	176,702
81,000	Nien Hsing Textile Co. Ltd.	43,555
87,360	Opto Technology Corp.	70,825
62,473	Oriental Union Chemical Corp.	47,215
90,000	Pan Jit International, Inc.	73,300
38,031	Pan-International Industrial	61,948
135,000	Phihong Technology Co. Ltd.	130,417
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	43,610
179,000	Polaris Securities Co. Ltd.(b)	90,455
173,250	POU Chen Corp.	129,982
28,000	President Chain Store Corp.	64,319
56,000	President Securities Corp.(b)	32,712
179,026	Prince Housing Development Corp.(b)	84,958
121,000	Prodisc Technology, Inc.(b)	2,396
394,000	Qisda Corp.(b)	203,657
128,203	Radium Life Tech Co. Ltd.(b)	106,291
38,380	Realtek Semiconductor Corp.	104,586
8,400	Richtek Technology Corp.	82,856
680,398	Ritek Corp.(b)	172,293
82,000	Ruentex Development Co. Ltd.	102,987
99,000	Ruentex Industries Ltd.(b)	167,143
142,497	Sampo Corp.(b)	24,189
94,519	Sanyang Industrial Co. Ltd.(b)	35,666
37,000	Sheng Yu Steel Co. Ltd.	25,941
53,000	Shihlin Electric & Engineering Corp.	64,137
32,000	Shihlin Paper Corp.(b)	70,814
353,174	Shin Kong Financial Holding Co. Ltd.(b)	134,546

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
49,000	Shin Kong No.1 REIT	$14,874
8,000	Shin Zu Shing Co. Ltd.	32,357
65,000	Shinkong Insurance Co. Ltd.(b)	41,593
443,425	Shinkong Synthetic Fibers Corp.(b)	143,026
79,000	Shinkong Textile Co. Ltd.(b)	90,784
73,000	Sigurd Microelectronics Corp.	40,298
108,701	Silicon Integrated Systems Corp.(b)	76,891
61,000	Sinbon Electronics Co. Ltd.	39,070
52,170	Sincere Navigation Corp.	64,254
1,690,000	SinoPac Financial Holdings Co. Ltd.(b)	553,745
80,118	Sintek Photronic Corp.(b)	57,535
30,434	Sinyi Realty Co.	57,704
24,069	Springsoft, Inc.	25,429
43,000	Standard Foods Corp.	53,621
22,058	Star Travel Taiwan Co. Ltd.(c)(d)	17,656
130,399	Sunplus Technology Co. Ltd.(b)	121,912
38,500	Sunrex Technology Corp.	40,788
11,000	T JOIN Transportation Co.	7,204
63,290	TA Chen Stainless Pipe Co. Ltd.(b)	46,468
429,000	TA Chong Bank Co. Ltd.(b)	82,435
80,000	Ta Ya Electric Wire & Cable(b)	19,929
350,595	Taichung Commercial Bank	86,593
339,000	Tainan Spinning Co. Ltd.(b)	126,154
1,118,000	Taishin Financial Holding Co. Ltd.(b)(c)(d)	449,706
480,000	Taiwan Business Bank(b)	123,819
53,000	Taiwan Cogeneration Corp.	26,758
2,000	Taiwan Fertilizer Co. Ltd.	6,510
136,990	Taiwan Glass Industrial Corp.	113,894
34,951	Taiwan Hon Chuan Enterprise Co. Ltd.	56,861
75,428	Taiwan Life Insurance Co. Ltd.(b)	92,019
73,000	Taiwan Mask Corp.	27,682
71,544	Taiwan Navigation Co. Ltd.	90,916
52,000	Taiwan Paiho Ltd.	39,794
38,117	Taiwan Secom Co. Ltd.	61,072
46,359	Taiwan Sogo Shin Kong Security Co. Ltd. Corp.(b)	31,800
79,483	Taiwan Styrene Monomer	44,121
47,880	Taiwan TEA Corp.(b)	27,087
84,000	Taiyen Biotech Co. Ltd.(b)	49,806
732,000	Tatung Co. Ltd.(b)	159,088
364,000	Teco Electric and Machinery Co. Ltd.	146,690
63,705	Test-Rite International Co.	34,992
152,000	Ton Yi Industrial Corp.	55,384
34,860	Tong Yang Industry Co. Ltd.	52,069
40,000	Topco Scientific Co. Ltd.	52,475
24,137	Transcend Information, Inc.	78,284
16,000	Tripod Technology Corp.	54,654

Shares		Value

TAIWAN (continued)
14,705	Tsann Kuen Enterprise Co. Ltd.	$23,828
84,135	TSRC Corp.	100,003
65,315	Tung Ho Steel Enterprise Corp.	72,683
30,000	TXC Corp.	48,886
199,000	Tycoons Group Enterprise(b)	46,150
26,000	U-Ming Marine Transport Corp.	49,475
223,288	Unimicron Technology Corp.	270,122
131,000	Union Bank of Taiwan(b)	24,156
152,000	Unitech Printed Circuit Board Corp.(b)	53,678
96,000	Universal Cement Corp.(b)	48,432
247,783	Universal Scientific Industrial Co. Ltd.	160,150
161,039	UPC Technology Corp.	83,029
111,000	USI Corp.(b)	68,056
52,000	Ve Wong Corp.	39,546
33,349	Via Technologies, Inc.(b)	18,079
727,000	Walsin Lihwa Corp.(b)	246,951
62,526	Walsin Technology Corp.(b)	31,225
99,000	Wan Hai Lines Ltd.(b)	49,473
356,367	Waterland Financial Holdings(b)	112,631
53,000	Wei Chuan Food Corp.(b)	56,517
808,000	Winbond Electronics Corp.(b)	197,254
132,000	Wintek Corp.(b)	102,183
158,152	Wistron Corp.	298,578
30,000	Wistron NeWeb Corp.	47,465
54,000	WPG Holdings Co. Ltd.	83,371
54,000	WT Microelectronics Co. Ltd.	39,606
117,597	Ya Hsin Industrial Co. Ltd.(b)(c)(d)	0
368,000	Yageo Corp.	127,575
367,000	Yang Ming Marine Transport Corp.	131,563
82,077	Yeun Chyang Industrial Co. Ltd.	63,936
255,308	Yieh Phui Enterprise Co. Ltd.	97,421
86,240	Yosun Industrial Corp.	81,879
3,000	Young Fast Optoelectronics Co. Ltd.	29,688
253,242	Yuen Foong Yu Paper Manufacturing Co. Ltd.(b)	97,657
241,000	Yulon Motor Co. Ltd.	241,857
26,000	Yulon Nissan Motor Co. Ltd.(b)	50,226
35,000	Yung Shin Pharmaceutical Industrial Co. Ltd.	36,434
71,000	Yungtay Engineering Co. Ltd.	51,510
14,169	Zinwell Corp.	28,564
30,416	Zyxel Communications Corp.	24,363

		19,606,366

THAILAND — 0.1%
35,200	Airports of Thailand Public Co. Ltd.	41,045
108,700	Amata Corp. Public Co. Ltd.	21,706
344,900	Asian Property Development Public Co. Ltd.	50,252

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

THAILAND (continued)
92,800	Bangchak Petroleum Public Co. Ltd.	$39,459
75,000	Bangkok Dusit Medical Services Public Co. Ltd.	53,898
58,400	Bangkok Expressway Public Co. Ltd.	35,273
8,600	Bangkok Insurance Public Co. Ltd.	62,075
1,200,000	Bangkokland Public Co. Ltd.(b)	18,720
91,200	BEC World Public Co. Ltd.	65,773
19,000	Big C Supercenter Public Co. Ltd.	23,467
1,158,900	CalComp Electronics Public Co. Ltd.	105,077
226,100	Central Plaza Hotel Public Co. Ltd.	26,427
190,700	CH Karnchang Public Co. Ltd.	29,933
1,631,600	Charoen Pokphand Foods Public Co. Ltd.	565,248
115,200	CP ALL Public Co. Ltd.	79,478
217,000	Delta Electronics Thai Public Co. Ltd.	114,400
79,700	Glow Energy Public Co. Ltd.	74,077
84,200	Hana Microelectronics Public Co. Ltd.	53,074
1,785,800	Hemaraj Land and Development Public Co. Ltd.	40,502
625,525	Home Product Center Public Co. Ltd.	77,637
63,100	ICC International Public Co. Ltd.	74,135
105,000	Indorama Polymers Public Co. Ltd.	28,626
2,285,000	IRPC Public Co. Ltd.	297,921
664,100	Italian-Thai Development Public Co. Ltd.(b)	54,816
120,000	Khon Kaen Sugar Industry Public Co. Ltd.	51,774
81,200	Kiatnakin Bank Public Co. Ltd.	58,747
75,500	Kim Eng Securities Public Co. Ltd.	23,042
452,800	Land & Houses Public Co. Ltd. -NVDR	73,651
116,800	Major Cineplex Group Public Co. Ltd.	30,473
28,700	MBK Public Co. Ltd.	62,176
39,400	Padaeng Industry Public Co. Ltd. - NVDR	19,902
205,100	Precious Shipping Public Co. Ltd.	115,427
264,700	PTT Aromatics & Refining Public Co. Ltd.	194,559
36,300	Ratchaburi Electricity Generating Holding Public Co. Ltd.	37,651
92,700	Regional Container Lines Public Co. Ltd.(b)	26,698

Shares		Value

THAILAND (continued)
153,900	Robinson Department Store Public Co. Ltd.	$47,837
115,300	Rojana Industrial Park Public Co. Ltd.	30,832
36,000	Saha-Union Public Co. Ltd.	21,213
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.(b)	71,551
298,800	Sansiri Public Co. Ltd.	39,246
173,600	Siam City Bank Public Co. Ltd.	160,093
10,600	Siam City Cement Public Co. Ltd.	70,482
19,300	Siam Makro Public Co. Ltd.	50,552
177,400	Sino Thai Engineering & Construction Public Co. Ltd.(b)	28,085
1,330,700	Tata Steel Thailand Public Co. Ltd.(b)	72,132
143,800	Thai Plastic & Chemical Public Co. Ltd.	77,886
18,200	Thai Stanley Electric Public Co. Ltd.	62,262
159,300	Thai Union Frozen Products Public Co. Ltd.	157,468
126,700	Thaicom Public Co. Ltd.(b)	25,551
244,900	Thanachart Capital Public Co. Ltd.	142,555
155,760	Thoresen Thai Agencies Public Co. Ltd.	123,742
89,300	Ticon Industrial Connection Public Co. Ltd.	23,503
77,800	Tisco Financial Group Public Co. Ltd.	51,345
4,947,400	TMB Bank Public Co. Ltd.(b)	188,281
463,100	TPI Polene Public Co. Ltd.(b)	115,413
333,000	True Corp. Public Co. Ltd.(b)	29,493
256,900	Vinythai Public Co. Ltd.	50,557

		4,367,198

TURKEY — 0.2%
0	Acibadem Saglik Hizmetleri ve Ticaret AS(b)	2
11,722	Adana Cimento - Class A	41,475
13,070	Akcansa Cimento AS	63,892
5,197	Akenerji Elektrik Uretim AS	63,070
36,249	Aksa Akrilik Kimya Sanayii(b)	60,825
73,605	Aksigorta AS	90,869
29,528	Alarko Holding AS	82,178
38,219	Anadolu Cam Sanayii AS(b)	54,225
25,952	Anadolu Hayat Emeklilik AS	84,798
65,804	Anadolu Sigorta	65,653
2,715	Arcelik AS(b)	10,733
86,901	Asya Katilim Bankasi AS(b)	225,648
37,318	Aygaz AS	162,701
6,325	Bati Cimento(b)	29,701
10,639	BIM Birlesik Magazalar AS	482,655
38,050	Bolu Cimento Sanayii AS	49,601
514	Brisa Bridgestone Sabanci	32,264

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

TURKEY (continued)
1,034	BSH Ev Aletleri Sanayi ve Ticaret AS	$57,587
16,881	Bursa Cimento	61,785
4,298	Celebi Hava Servisi	50,426
12,995	Cimsa Cimento Sanayi ve Ticaret AS	68,627
19,705	Coca-Cola Icecek AS	162,784
31,332	Deva Holding AS(b)	78,899
362,916	Dogan Sirketler Grubu Holdings	264,648
70,962	Dogan Yayin Holding(b)	71,923
12,000	Dogus Otomotiv Servis ve Ticaret AS(b)	42,894
90,228	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	170,262
76,601	Eregli Demir Ve Celik Fabrikalari TAS(b)	241,322
12,207	Ford Otomotiv Sanayi AS	85,634
40,281	Global Yatirim Holding AS(b)	21,910
2,500	Goodyear Lastikleri Turk AS	23,294
52,702	Haci Omer Sabanci Holding AS(b)	227,110
55,197	Hurriyet Gazetecilik AS(b)	69,699
60,066	Ihlas Holding(b)	25,460
18,976	Izmir Demir Celik Sanayi AS(b)	28,715
75,964	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	41,851
428	Kartonsan Karton Sanayi	30,448
842	Konya Cimento Sanayii AS	53,763
83,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	150,600
18,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	61,994
18,103	Mardin Cimento Sanayii	88,386
1	Migros Turk TAS	12
2,633	Nortel Networks Netas Telekomunikasyon AS	101,887
5,026	Otokar Otobus Karoseri Sanayi AS	57,895
23,144	Petkim Petrokimya Holding AS(b)	138,289
7,882	Pinar SUT Mamulleri Sanayii	39,088
11,864	Sarkuysan Elektrolitik Bakir(b)	23,742
50,591	Sekerbank TAS(b)	86,673
38,496	Selcuk Ecza Deposu Ticaret ve Sanayi AS	80,739
18,260	TAT Konserve(b)	39,297
10,000	TAV Havalimanlari Holding AS(b)	40,974
72,944	Tekstil Bankasi AS(b)	53,363
12,500	Tofas Turk Otomobil Fabrikasi AS	47,032
110,957	Trakya Cam Sanayi AS(b)	149,536
19,371	Tupras Turkiye Petrol Rafine	398,835

Shares		Value

TURKEY (continued)
0	Turk Demir Dokum Fabrikalari(b)	$2
63,902	Turk Ekonomi Bankasi AS(b)	107,342
78,645	Turk Hava Yollari AO	286,751
162,597	Turk Sise ve Cam Fabrikalari AS(b)	210,124
78,517	Turkiye Sinai Kalkinma Bankasi AS(b)	99,394
124,100	Turkiye Vakiflar Bankasi Tao(b)	328,972
33,758	Ulker Biskuvi Sanayi AS	87,158
47,025	Vestel Elektonik Sanayi(b)	84,633
15,401	Yapi Kredi Finansal Kiralama AO	38,886
9,284	Yapi Kredi Sigorta AS	82,355
42,319	Zorlu Enerji Elektrik Uretim AS(b)	91,621

		6,454,911

UNITED ARAB EMIRATES — 0.0%
83,323	Dragon Oil Plc(b)	541,915
32,434	Lamprell Plc	98,516

		640,431

UNITED KINGDOM — 4.0%
5,277	888 Holdings Plc	9,165
301,439	Aberdeen Asset Management Plc	593,219
25,242	Admiral Group Plc	454,484
19,217	AEA Technology Plc(b)	7,342
167,711	Aegis Group Plc	319,057
20,918	Aga Rangemaster Group Plc(b)	47,150
63,284	Aggreko Plc	909,347
195	Alterian Plc	459
77,170	AMEC Plc	930,005
181,365	Amlin Plc	1,122,049
40,996	Anglo Pacific Group Plc	159,582
111,165	Anite Plc	59,126
196,439	Antisoma Plc	104,306
47,570	Antofagasta Plc	660,320
57,224	Arena Leisure Plc	24,868
13,785	Ark Therapeutics Group Plc(b)	3,240
234,867	ARM Holdings Plc	717,742
71,935	Arriva Plc	557,243
43,686	Ashmore Group Plc	155,538
231,032	Ashtead Group Plc	314,002
23,379	Atkins (WS) Plc	221,387
32,343	Autonomy Corp. Plc	801,192
10,641	Aveva Group Plc	184,951
76,299	Avis Europe Plc	32,569
7,640	Axis-Shield Plc	49,478
47,470	Babcock International Group Plc	423,890
121,028	Balfour Beatty Plc	514,155
4,992	Barr (A.G.) Plc	62,963
141,776	Barratt Developments Plc	269,111
189,338	BBA Aviation Plc	496,219
226,428	Beazley Plc	377,631

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
53,791	Bellway Plc	$633,744
31,857	Berkeley Group Holdings Plc(b)	404,864
11,301	Bloomsbury Publishing Plc	24,213
7,949	BlueBay Asset Management Plc	41,750
85,944	Bodycote Plc	238,017
20,611	Boot (Henry) Plc	32,757
59,587	Bovis Homes Group Plc	376,637
2,280	Braemar Shipping Services Plc	15,909
1,216	Brammer Plc	2,563
52,487	Brewin Dolphin Holdings Plc	115,184
144,032	Brit Insurance Holdings Plc	426,954
260,207	British Airways Plc	848,304
113,442	British Land Co. Plc	787,163
23,926	Britvic Plc	160,434
43,750	BSS Group Plc	176,256
38,823	BTG Plc	108,984
66,483	Bunzl Plc	660,624
91,462	Burberry Group Plc	892,807
4,396	Business Post Group Plc	22,068
766,133	Cable & Wireless Plc	1,732,246
319,400	Cairn Energy Plc(b)	1,646,256
61,273	Capita Group Plc (The)	705,168
24,014	Care U.K. Plc	157,449
154,383	Carillion Plc	733,772
8,224	Carpetright Plc	119,899
189,902	Carphone Warehouse Group Plc	576,256
20,799	Centaur Media Plc	17,409
7,437	Charles Stanley Group Plc	29,079
5,241	Charles Taylor Consulting Plc	16,704
65,079	Charter International Plc	719,697
69,300	Chaucer Holdings Plc	50,379
5,888	Chemring Group Plc	302,007
35,339	Chesnara Plc	117,503
8,296	Chime Communications Plc	27,398
38,662	Chloride Group Plc	112,454
4,522	Chrysalis Group Plc(b)	7,287
25,051	Cineworld Group Plc	62,641
4,407	Clarkson Plc	55,366
53,807	Close Brothers Group Plc	591,284
232,077	Cobham Plc	858,710
85,522	Collins Stewart Plc	99,767
162,667	Colt Telecom Group SA(b)	319,924
27,294	Communisis Plc	5,653
60,264	Computacenter Plc	284,923
9,765	Connaught Plc	49,768
4,293	Consort Medical Plc	25,079
127,882	Cookson Group Plc(b)	866,892
5,973	Corin Group Plc	5,858
121,107	Costain Group Plc	48,356
10,556	Cranswick Plc	123,925
34,340	Croda International Plc	409,142
69,543	CSR Plc(b)	496,601
62,834	Daily Mail & General Trust Plc - Class A	450,191

Shares		Value

UNITED KINGDOM (continued)
52,160	Dairy Crest Group Plc	$280,847
32,414	Dana Petroleum Plc(b)	537,769
67,881	Davis Service Group Plc	436,523
34,789	De La Rue Plc	537,274
127,580	Debenhams Plc(b)	136,850
5,612	Dechra Pharmaceuticals Plc	42,900
65,282	Delta Plc	164,450
12,309	Development Securities Plc	55,236
51,874	Devro Plc	114,546
6,246	Dignity Plc	62,263
367,970	Dimension Data Holdings Plc(e)	452,211
46,143	Diploma Plc	131,155
21,990	Domino Printing Sciences Plc	113,374
72,193	Drax Group Plc	472,326
171,456	DS Smith Plc	297,865
1,244,182	DSG International Plc	622,873
4,924	Dunelm Group Plc	28,170
13,810	eaga Plc	30,786
86,389	easyJet Plc	536,521
108,606	Electrocomponents Plc	306,127
196,823	Elementis Plc	160,148
162,870	Enterprise Inns Plc(b)	307,758
14,750	Erinaceous Group Plc(b)(c)(d)	389
13,905	Euromoney Institutional Investor Plc	104,121
76,105	Evolution Group Plc	154,171
219,254	F&C Asset Management Plc	242,840
70,378	Fenner Plc	208,727
2,340	Ferrexpo Plc	7,595
4,749	Fidessa Group Plc	94,143
65,866	Filtrona Plc	185,339
11,172	Filtronic Plc	6,069
20,335	Findel Plc	10,773
117,373	Firstgroup Plc	688,043
13,270	Forth Ports Plc	235,720
312,657	Fortune Oil Plc	35,327
8,125	French Connection Group Plc(b)	5,077
4,872	Fuller Smith & Turner	40,421
58,668	Future Plc	18,190
279,054	G4S Plc	1,120,494
145,122	Galiform Plc	204,432
26,154	Galliford Try Plc	131,553
119,368	Game Group Plc	175,187
5,558	Games Workshop Group Plc	33,590
26,874	Gem Diamonds Ltd.(b)	100,179
18,964	Genus Plc	205,771
764,379	GKN Plc(b)	1,396,128
10,109	Go-Ahead Group Plc	217,385
41,729	Great Portland Estates Plc	186,399
75,819	Greene King Plc	536,709
25,690	Greggs Plc	171,253
26,494	Halfords Group Plc	160,139
108,988	Halma Plc	404,902
98,934	Hammerson Plc	594,405

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
47,783	Hampson Industries Plc	$49,399
4,000	Hansard Global Plc	10,866
1,153	Hardy Oil & Gas Plc(b)	4,459
6,039	Hardy Underwriting Bermuda Ltd.	27,333
29,508	Hargreaves Lansdown Plc	137,050
230,596	Hays Plc	405,323
32,078	Headlam Group Plc	158,557
37,784	Helical Bar Plc	188,415
38,760	Helphire Plc	33,447
148,870	Henderson Group Plc	288,454
21,064	Heritage Oil Ltd.(b)	166,383
47,848	Hikma Pharmaceuticals Plc	417,760
19,720	Hill & Smith Holdings Plc	104,851
100,708	HMV Group Plc	122,251
11,931	Holidaybreak Plc	50,386
127,613	Home Retail Group Plc	518,154
17,525	Homeserve Plc	453,904
43,818	Hunting Plc	378,123
73,341	Huntsworth Plc	74,377
3,867	Hyder Consulting Plc	12,350
137,333	ICAP Plc	806,970
65,926	IG Group Holdings Plc	423,657
37,129	Imagination Technologies Group Plc	156,096
76,689	IMI Plc	666,009
1,567,598	Inchcape Plc(b)	665,389
88,830	Informa Plc	465,493
59,469	Inmarsat Plc	645,718
1,500	Innospec, Inc.	14,625
263,174	Innovation Group Plc	57,089
26,862	Intec Telecom Systems Plc	50,898
41,344	Intercontinental Hotels Group Plc	591,272
137,895	Intermediate Capital Group Plc	587,830
98,223	International Personal Finance Plc	343,698
706,957	International Power Plc	3,609,307
32,592	Interserve Plc	109,759
28,289	Intertek Group Plc	544,444
119,679	Invensys Plc	585,228
168,949	Investec Plc	1,141,296
65,743	IP Group Plc(b)	60,914
34,860	ITE Group Plc	75,567
1,090,131	ITV Plc(b)	977,563
8,493	James Fisher & Sons Plc	62,159
31,692	Jardine Lloyd Thompson Group Plc	236,850
38,839	Jazztel Plc(b)	138,759
76,361	JJB Sports Plc	25,716
34,145	JKX Oil & Gas Plc	144,575
10,464	John Menzies Plc	51,982
147,668	John Wood Group Plc	797,461
48,515	Johnson Matthey Plc	1,127,880
168,731	Johnston Press Plc	73,614
104,661	Kazakhmys Plc(b)	2,009,020

Shares		Value

UNITED KINGDOM (continued)
164,431	KCOM Group Plc	$143,922
21,667	Keller Group Plc	214,836
112,412	Kesa Electricals Plc	230,362
8,554	Kier Group Plc	131,876
1,062,773	Kingfisher Plc	3,579,893
11,408	Kofax Plc(b)	32,299
151,243	Ladbrokes Plc	377,772
122,296	Laird Plc	241,193
107,436	Land Securities Group Plc	1,090,458
8,460	Lavendon Group Plc	9,358
2,862,954	Legal & General Group Plc	3,439,045
64,436	Liberty International Plc	466,135
4,601	Liontrust Asset Management Plc	8,476
238,679	Logica Plc	445,035
59,079	London Stock Exchange Group Plc	600,552
43,817	Lonmin Plc(b)	1,253,424
61,554	Lookers Plc(b)	44,269
16,540	Low and Bonar Plc	9,251
40,901	Luminar Group Holdings Plc(b)	25,849
3,333	M.J. Gleeson Group Plc(b)	7,135
547,722	Man Group Plc	2,052,767
234,589	Marks & Spencer Group Plc	1,298,805
84,424	Marshalls Plc	115,445
188,551	Marston’s Plc	263,845
54,800	McBride Plc	190,513
8,244	McKay Securities Plc	19,180
6,387	Mears Group Plc	27,713
332,487	Meggitt Plc	1,369,474
216,890	Melrose Plc	576,531
16,570	Melrose Resources Plc	80,539
73,933	Michael Page International Plc	454,617
21,967	Micro Focus International Plc	178,887
77,510	Millennium & Copthorne Hotels Plc	470,061
100,405	Misys Plc	342,915
112,220	Mitchells & Butlers Plc(b)	493,471
64,668	Mitie Group Plc	235,707
149,687	Mondi Plc	846,495
125,036	Moneysupermarket.com Group Plc	145,080
97,272	Morgan Crucible Co. Plc	251,862
14,276	Morgan Sindall Plc	122,101
35,474	Mothercare Plc	362,827
16,232	Mouchel Group Plc	64,202
15,625	MWB Group Holdings Plc(b)	10,424
51,830	N Brown Group Plc	186,302
95,250	National Express Group Plc	314,012
18,906	Nestor Healthcare Group Plc	13,266
26,838	Next Plc	836,883
125,910	Northern Foods Plc	124,739
8,588	Northgate Plc(b)	29,651
77,366	Northumbrian Water Group Plc	318,233
18,948	Novae Group Plc	91,965
2,472,362	Old Mutual Plc	4,076,078
65,932	Oxford Biomedica Plc	12,424

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
37,301	Pace Plc	$112,196
12,081	PartyGaming Plc(b)	54,074
5,299	PayPoint Plc	33,854
113,258	Pendragon Plc(b)	47,925
50,819	Pennon Group Plc	415,996
149,754	Persimmon Plc	1,028,069
25,129	Petrofac Ltd.	385,054
5,675	Petropavlovsk Plc(b)	80,155
9,237	Phoenix IT Group Ltd.	40,906
56,972	Photo-Me International Plc	30,955
73,007	Premier Farnell Plc	208,812
954,316	Premier Foods Plc(b)	489,372
19,340	Premier Oil Plc(b)	319,017
25,821	Prostrakan Group Plc(b)	45,895
19,473	Provident Financial Plc	290,304
40,302	Psion Plc	56,767
126,830	Punch Taverns Plc(b)	168,957
96,853	PV Crystalox Solar Plc	85,923
61,900	PZ Cussons Plc	242,311
246,845	QinetiQ Group Plc	526,305
177,396	Quintain Estates & Development Plc	165,664
53,253	Rank Group Plc(b)	77,574
12,590	Rathbone Brothers Plc	166,540
3,513	REA Holdings Plc	22,937
78,802	Redrow Plc	163,818
6,462	Renishaw Plc	61,859
2,330	Rensburg Sheppards Plc	21,839
257,822	Rentokil Initial Plc(b)	473,921
1,044,477	Resolution Ltd.(b)	1,331,792
28,774	Restaurant Group Plc	93,232
407,402	Rexam Plc	1,939,751
7,755	Ricardo Plc	35,941
13,819	RM Plc	38,965
17,399	Robert Walters Plc	61,092
15,157	Robert Wiseman Dairies Plc	120,731
22,720	ROK Plc	15,263
20,874	Rotork Plc	420,478
25,759	RPC Group Plc	98,953
66,067	RPS Group Plc	210,445
809,067	RSA Insurance Group Plc	1,654,347
476,620	Sage Group Plc (The)	1,792,790
49,414	Salamander Energy Plc(b)	208,545
52,690	Savills Plc	266,033
49,362	Schroders Plc	975,503
20,496	Schroders Plc - Non Voting	324,351
12,499	Scott Wilson Group Plc	19,661
24,501	SDL Plc	186,301
104,356	Segro Plc	518,345
140,739	Senior Plc	188,083
98,945	Serco Group Plc	786,496
34,228	Severfield-Rowen Plc	118,356
34,311	Severn Trent Plc	614,645
54,091	Shaftesbury Plc	327,519
174,270	Shanks Group Plc	352,806
1,332	Shire Plc	26,380

Shares		Value

UNITED KINGDOM (continued)
259,542	SIG Plc	$472,133
120,346	Smith & Nephew Plc	1,210,675
53,086	Smiths Group Plc	842,600
37,047	Smiths News Plc	69,966
18,921	Soco International Plc	434,269
49,871	Southern Cross Healthcare Ltd.(b)	121,031
41,569	Spectris Plc	504,998
223,877	Speedy Hire Plc	103,367
38,075	Spice Plc	31,030
16,818	Spirax-Sarco Engineering Plc	335,698
170,913	Spirent Communications Plc	299,959
94,269	Sports Direct International Plc	143,832
54,276	SSL International Plc	672,569
7,688	St. Ives Group Plc	7,195
83,826	St. James’s Place Plc	334,481
37,796	St. Modwen Properties Plc	113,399
72,211	Stagecoach Group Plc	202,074
803,401	Standard Life Plc	2,500,029
14,920	Sthree Plc	72,422
25,800	Subsea 7, Inc.(b)	428,809
4,448	Synergy Health Plc	43,733
4,319	T Clarke Plc	9,720
171,109	Tate & Lyle Plc	1,078,864
1,287,099	Taylor Wimpey Plc	790,615
5,162	Ted Baker Plc	40,661
14,307	Telecity Group Plc(b)	89,284
11,245	Telecom Plus Plc	53,757
215,181	Thomas Cook Group Plc	776,952
358,045	Tomkins Plc	1,071,367
35,892	Topps Tiles Plc(b)	44,863
11,051	Town Centre Securities Plc	25,193
76,407	Travis Perkins Plc	892,343
56,712	Trinity Mirror Plc	136,510
45,185	TT electronics Plc	62,673
88,666	TUI Travel Plc	365,745
44,722	Tullett Prebon Plc	218,161
49,013	UK Coal Plc - Sub-Shares	47,837
16,341	Ultra Electronics Holdings	330,534
15,158	Umeco Plc	79,358
8,025	Uniq Plc(b)	3,315
34,788	United Business Media Ltd.	236,181
99,107	United Utilities Group Plc	845,270
7,888	UTV Media Plc	12,758
49,708	Vectura Group Plc(b)	54,779
55,280	Vedanta Resources Plc	2,120,361
22,798	Victrex Plc	295,392
7,995	Vitec Group Plc (The)	52,432
36,133	VT Group Plc	308,457
78,552	Weir Group Plc (The)	966,669
16,675	Wellstream Holdings Plc	131,936
43,403	Wetherspoon (J.D.) Plc	314,868
33,542	WH Smith Plc	266,681
69,159	Whitbread Plc	1,546,522
107,332	William Hill Plc	340,430
14,285	Wilmington Group Plc	29,032

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
19,577	Wincanton Plc	$69,670
54,494	Wolfson Microelectronics Plc(b)	108,324
120,536	Wolseley Plc(b)	2,651,885
339,266	Woolworths Group Plc(b)(c)(d)	0
10,794	WSP Group Plc	45,967
10,220	Xaar Plc	14,079
65,077	Xchanging Plc	197,369
505,928	Yell Group Plc(b)	293,050
30,967	Yule Catto & Co. Plc	86,214

		135,650,492

UNITED STATES — 57.8%
9,211	1-800-FLOWERS.COM, Inc. - Class A(b)	19,071
11,450	1st Source Corp.	174,612
76,715	3Com Corp.(b)	571,527
3,800	3D Systems Corp.(b)	39,900
800	3PAR, Inc.(b)	7,736
6,529	4Kids Entertainment, Inc.(b)	9,598
11,400	99 Cents Only Stores(b)	148,656
2,900	A.M. Castle & Co.	28,130
3,500	A.O. Smith Corp.	149,030
3,422	AAON, Inc.	70,459
7,600	AAR Corp.	176,092
7,100	Aaron’s, Inc.	197,806
700	Abaxis, Inc.	16,856
6,700	Abercrombie & Fitch Co. - Class A	211,318
8,900	Abington Bancorp, Inc.	63,546
10,300	Abiomed, Inc.	81,576
375,000	ABM Industries, Inc.(d)	7,282,500
3,800	Abraxas Petroleum Corp.	7,448
10,020	AC Moore Arts & Crafts, Inc.(b)	28,056
5,700	Acacia Research-Acacia Technologies	51,129
8,444	Acadia Pharmaceuticals, Inc.	10,555
4,279	Acadia Realty Trust	68,164
1,814	Accelrys, Inc.(b)	10,322
7,800	ACCO Brands Corp.(b)	60,060
1,800	Accuray, Inc.	10,692
900	Aceto Corp.	4,752
3,200	ACI Worldwide, Inc.	51,232
2,100	Acme Packet, Inc.	21,735
400	Acorda Therapeutics, Inc.(b)	11,192
5,946	Actel Corp.	65,525
9,100	ActivIdentity Corp.(b)	20,748
310,000	Activision Blizzard, Inc.(b)	3,149,600
6,800	Actuant Corp. - Class A	114,036
9,350	Actuate Corp.(b)	46,656
1,800	Acuity Brands, Inc.	64,404
4,800	Acxiom Corp.	73,824
58,880	Adaptec, Inc.(b)	178,995
17,100	ADC Telecommunications, Inc.	90,801
101,500	Administaff, Inc.	2,318,260
12,705	Adolor Corp.(b)	19,947
11,500	Adtran, Inc.	243,800

Shares		Value

UNITED STATES (continued)
2,530	Advance America Cash Advance Centers, Inc.	$12,220
1,463,107	Advance Auto Parts, Inc.	57,719,571
16,100	Advanced Analogic Technologies, Inc.(b)	53,774
7,300	Advanced Energy Industries, Inc.	95,776
9,000	Advanced Micro Devices, Inc.	67,140
2,500	Advent Software, Inc.	94,375
17,260	ADVENTRX Pharmaceuticals, Inc.(b)	5,005
1,500	Advisory Board Co. (The)(b)	48,435
3,005	Aecom Technology Corp.(b)	81,045
1,200	AEP Industries, Inc.	41,892
6,900	Aeropostale, Inc.	226,941
600	Aerovironment, Inc.	20,442
2,800	AFC Enterprises(b)	22,960
1,000	Affiliated Managers Group, Inc.	60,570
500	Affymax, Inc.(b)	10,500
1,800	Affymetrix, Inc.(b)	9,504
7,700	AGCO Corp.	238,007
4,000	Agilysys, Inc.	33,600
672	Agree Realty Corp.	13,164
2,800	Air Methods Corp.	85,596
3,500	Air Transport Services Group, Inc.(b)	8,085
5,800	Aircastle Ltd.	55,158
16,229	AirTran Holdings, Inc.(b)	78,224
900	Airvana, Inc.(b)	6,813
6,300	AK Steel Holding Corp.	128,142
3,600	Akamai Technologies, Inc.(b)	88,920
5,751	Akorn, Inc.	9,144
1,000	Alamo Group, Inc.	17,950
7,600	Alaska Air Group, Inc.	238,184
8,500	Alaska Communications Systems Group, Inc.	69,275
3,400	Albany International Corp. - Class A	67,626
17,293	Albany Molecular Research, Inc.	164,111
3,100	Albemarle Corp.	110,732
353,800	Alberto-Culver Co.	10,044,382
2,800	Alexander & Baldwin, Inc.	89,460
400	Alexandria Real Estate Equities, Inc.	23,892
7,000	Alexza Pharmaceuticals, Inc.	18,200
1,642	Alico, Inc.	42,101
4,400	Align Technology, Inc.	82,500
7,629	Alkermes, Inc.(b)	83,461
34,400	Alleghany Corp.	8,982,184
3,805	Allegheny Technologies, Inc.	155,434
200	Allegiant Travel Co.(b)	10,240
46,000	Allergan, Inc.	2,645,000
2,600	Allete, Inc.	81,380
1,500	Alliance Data Systems Corp.	89,190
9,900	Alliance HealthCare Services, Inc.	49,797

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
29,100	Alliance One International, Inc.	$148,119
1,000	Alliant Techsystems, Inc.	78,970
8,408	Allis-Chalmers Energy, Inc.	30,689
21,600	Allos Therapeutics, Inc.	156,816
900	Alloy, Inc.	6,948
6,556	Allscripts-Misys Healthcare Solutions, Inc.(b)	107,912
100	Almost Family, Inc.	3,636
2,700	Alnylam Pharmaceuticals, Inc.(b)	45,630
5,825	Alon USA Energy, Inc.	41,707
4,333	Alpha Natural Resources, Inc.(b)	175,963
12,326	Alphatec Holdings, Inc.(b)	54,481
1,500	Altra Holdings, Inc.(b)	16,530
2,700	AMAG Pharmaceuticals, Inc.(b)	118,746
3,470	Ambassadors Group, Inc.	39,315
4,100	AMCOL International Corp.	103,033
4,476	Amcore Financial, Inc.	3,894
4,000	Amedisys, Inc.	219,800
2,700	Amerco, Inc.	102,033
2,400	American Apparel, Inc.	6,792
5,000	American Axle & Manaufacturing Holdings, Inc.	46,750
8,206	American Campus Communities, Inc.	210,566
15,964	American Capital Ltd.(b)	58,907
300	American Commercial Lines, Inc.	4,602
3,399	American Dental Partners, Inc.	42,997
6,700	American Eagle Outfitters, Inc.	106,463
3,500	American Ecology Corp.	55,475
11,600	American Equity Investment Life Holding Co.	85,144
9,900	American Financial Group, Inc.	245,619
6,700	American Greetings Corp. - Class A	123,816
342	American Italian Pasta Co. - Class A	11,717
309,531	American Medical Systems Holdings, Inc.(b)	5,942,995
1,705	American National Insurance Co.	181,480
10,500	American Oil & Gas, Inc.	42,525
3,676	American Physicians Capital, Inc.	102,046
100,200	American Public Education, Inc.(b)	3,821,628
600	American Railcar Industries, Inc.	5,946
3,200	American Reprographics Co.	22,496
3,100	American Science & Engineering, Inc.	240,684
1,800	American Software, Inc. - Class A	9,864
3,500	American States Water Co.	116,270

Shares		Value

UNITED STATES (continued)
5,802	American Superconductor Corp.	$220,592
5,300	American Vanguard Corp.	40,227
7,300	American Water Works Co., Inc.	159,140
4,400	American Woodmark Corp.	88,704
1,824	America’s Car-Mart, Inc.(b)	42,919
11,700	AmeriCredit Corp.(b)	245,349
8,100	AMERIGROUP Corp.(b)	206,145
1,961	Ameris Bancorp	18,316
6,900	Amerisafe, Inc.(b)	119,370
6,300	Ameristar Casinos, Inc.	93,303
1,000	Ameron International Corp.	69,030
125,000	Ametek, Inc.	4,555,000
6,875	AMICAS, Inc.	36,919
29,300	Amkor Technology, Inc.	166,717
5,500	AMN Healthcare Services, Inc.	47,850
2,100	Ampco-Pittsburgh Corp.	53,613
6,900	AMR Corp.	47,748
2,100	Amrep Corp.	28,770
3,396	Amsurg Corp.(b)	71,690
4,700	Amtrust Financial Services, Inc.	56,259
4,300	Amylin Pharmaceuticals, Inc.	77,314
9,600	Anadigics, Inc.	34,752
1,800	Analogic Corp.	72,000
7,272	Anaren, Inc.	93,300
16,800	Anatolia Minerals Development Ltd.(b)	52,007
4,076	Anchor Bancorp Wisconsin, Inc.	5,095
2,100	Andersons, Inc. (The)	56,658
6,500	Angiodynamics, Inc.(b)	104,325
900	Anika Therapeutics, Inc.	5,643
2,300	Anixter International, Inc.	95,864
8,600	Ann Taylor Stores Corp.	108,016
3,769	Ansys, Inc.(b)	157,770
500	APAC Customer Services, Inc.	2,590
1,200	Apartment Investment & Management Co. - Class A	18,432
5,300	Apogee Enterprises, Inc.	72,928
39,000	Apollo Gold Corp.(b)	14,590
70,000	Apollo Group, Inc. - Class A	4,241,300
5,300	Applied Industrial Technologies, Inc.	115,540
13,950	Applied Micro Circuits Corp.(b)	102,254
700	Applied Signal Technology, Inc.	12,453
500	Approach Resources, Inc.(b)	4,005
365,900	Aptargroup, Inc.	12,982,132
2,600	Arbitron, Inc.	65,806
57	ARCA Biopharma, Inc.(b)	167
4,000	Arch Chemicals, Inc.	111,840
2,100	Arch Coal, Inc.	44,247
40,800	ArcSight, Inc.	969,000
6,057	Arctic Cat, Inc.	50,758
600	Ardea Biosciences, Inc.(b)	8,784

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
11,300	Arena Pharmaceuticals, Inc.	$35,256
53,400	Arena Resources, Inc.	2,047,356
200	Argan, Inc.	2,840
6,253	Argon ST, Inc.	158,576
4,000	Ariad Pharmaceuticals, Inc.(b)	8,840
414,817	Ariba, Inc.(b)	5,222,546
4,700	Arkansas Best Corp.	105,938
4,400	Armstrong World Industries, Inc.(b)	160,292
3,200	Arqule, Inc.	10,336
7,728	Array Biopharma, Inc.(b)	18,470
20,468	Arris Group, Inc.(b)	205,499
7,800	Arrow Electronics, Inc.	204,906
206	Arrow Financial Corp.	5,352
2,900	Art Technology Group, Inc.(b)	12,992
3,443	Arthrocare Corp.	91,756
152,600	Arthur J. Gallagher & Co.	3,441,130
2,400	Aruba Networks, Inc.	24,936
10,772	ArvinMeritor, Inc.	104,381
6,700	Asbury Automotive Group, Inc.	74,169
1,000	Ascent Media Corp. - Class A	25,770
6,827	Ashland, Inc.	275,879
1,484,725	ASML Holding NV - ADR	46,397,656
8,600	Aspen Technology, Inc.	80,840
10,700	Asset Acceptance Capital Corp.(b)	62,274
2,520	Assisted Living Concepts, Inc.(b)	65,092
900	Associated Banc-Corp.	11,448
1,300	Associated Estates Realty Corp.	15,353
1,400,800	Assurant, Inc.	44,027,144
1,320	Asta Funding, Inc.	8,237
2,900	Astec Industries, Inc.	72,181
7,200	Astoria Financial Corp.	95,040
10,900	ATC Technology Corp.(b)	238,383
41,000	athenahealth, Inc.(b)	1,612,940
600	Atherogenics, Inc.(c)(d)	0
7,900	Atheros Communications, Inc.(b)	253,353
1,200	Atlantic Coast Federal Corp.	1,812
500	Atlantic Tele-Network, Inc.	24,215
2,700	Atlas Air Worldwide Holdings, Inc.	99,009
2,934	Atlas Energy, Inc.	88,754
91,800	Atmel Corp.	425,952
3,163	ATMI, Inc.(b)	53,075
4,200	ATP Oil & Gas Corp.(b)	60,774
3,600	ATS Medical, Inc.	9,396
1,200	Atwood Oceanics, Inc.	40,224
5,307	Audiovox Corp. - Class A	35,292
110,000	Autodesk, Inc.	2,616,900
12,654	AutoNation, Inc.(b)	227,772
4,300	Auxilium Pharmaceuticals, Inc.(b)	121,088
200	Avatar Holdings, Inc.	3,388
300	Avery Dennison Corp.	9,753

Shares		Value

UNITED STATES (continued)
4,661	Aviat Networks, Inc.(b)	$33,513
4,900	Avid Technology, Inc.(b)	61,887
6,200	Avis Budget Group, Inc.	67,084
5,900	Avista Corp.	120,242
240,000	Avon Products, Inc.	7,233,600
14,600	AVX Corp.	173,448
9,900	Axcelis Technologies, Inc.	14,850
1,300	AZZ, Inc.	39,104
2,000	B&G Foods, Inc. - Class A	17,960
2,000	Badger Meter, Inc.	75,580
5,199	Balchem Corp.	100,809
6,200	Baldor Electric Co.	153,016
891	Baldwin & Lyons, Inc. - Class B	21,197
7,732	Bally Technologies, Inc.(b)	306,728
2,600	BancFirst Corp.	104,780
1,900	Bancorp, Inc. (The)(b)	13,889
11,900	BancorpSouth, Inc.	272,272
10,697	Bank Mutual Corp.	71,456
300	Bank of Florida Corp.	363
1,700	Bank of Hawaii Corp.	77,316
2,900	Bank of The Ozarks, Inc.	85,927
4,027	BankAtlantic Bancorp, Inc. - Class A	5,920
5,200	BankFinancial Corp.	49,660
1,900	Banner Corp.	5,624
60,000	Bard (C.R.), Inc.	4,973,400
277,000	Bare Escentuals, Inc.	5,033,090
3,700	Barnes & Noble, Inc.	64,676
7,000	Barnes Group, Inc.	112,280
1,106	Barrett Business Sevices, Inc.	14,168
6,550	Basic Energy Services, Inc.(b)	61,504
500	Bassett Furniture Industries, Inc.	2,165
7,100	BE Aerospace, Inc.	159,253
16,100	Beacon Roofing Supply, Inc.	270,480
366	BearingPoint, Inc.(c)(d)	0
900	Beasley Broadcasting Group, Inc. - Class A	3,231
10,900	Bebe Stores, Inc.	67,362
65,000	Beckman Coulter, Inc.	4,249,050
126	Bel Fuse, Inc. - Class A	2,185
1,900	Bel Fuse, Inc. - Class B	36,043
7,226	Belden, Inc.	164,970
5,616	Bell Microproducts, Inc.	25,384
3,500	Belo Corp. - Class A	23,240
5,100	Bemis Co., Inc.	143,106
8,550	Benchmark Electronics, Inc.(b)	155,781
4,300	Beneficial Mutual Bancorp, Inc.(b)	38,743
3,800	Berkshire Hills Bancorp, Inc.	62,890
5,600	Berry Petroleum Co. - Class A	151,648
7,800	BGC Partners, Inc. - Class A	31,746
2,100	Big 5 Sporting Goods Corp.	30,681
3,100	Big Lots, Inc.	88,071
7,000	Bill Barrett Corp.(b)	217,000

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,614	BioCryst Pharmaceuticals, Inc.(b)	$52,080
600	Biodel, Inc.(b)	2,406
13,300	BioMarin Pharmaceutical, Inc.(b)	258,419
6,700	BioMed Realty Trust, Inc.	97,619
3,966	BioMimetic Therapeutics, Inc.(b)	46,878
112,000	Bio-Rad Laboratories, Inc. - Class A	10,436,160
2,600	Bio-Reference Labs, Inc.(b)	98,280
658	Biosante Pharmaceuticals, Inc.(b)	1,007
19,100	BioScrip, Inc.(b)	138,857
5,700	BJ’s Restaurants, Inc.(b)	120,498
8,300	BJ’s Wholesale Club, Inc.(b)	280,457
2,300	Black & Decker Corp.	148,718
2,798	Black Box Corp.	76,917
4,520	Black Hills Corp.	117,430
1,000	Blackbaud, Inc.	22,300
126,900	Blackboard, Inc.	5,001,129
4,000	Blount International, Inc.	44,560
5,400	Blue Coat Systems, Inc.(b)	133,110
500	Blue Nile, Inc.(b)	25,775
8,200	Bluegreen Corp.	20,008
775	Blyth, Inc.	21,770
1,000	BMP Sunstone Corp.(b)	5,380
3,850	Bob Evans Farms, Inc.	107,454
3,000	Boise, Inc.(b)	15,480
5,153	Bok Financial Corp.	244,304
1,500	Bolt Technology Corp.	15,000
2,600	Bon-Ton Stores, Inc. (The)(b)	22,750
1,900	Books-A-Million, Inc.	12,103
3,900	Borders Group, Inc.	3,354
4,000	BorgWarner, Inc.	140,360
700	Boston Beer Co., Inc. - Class A(b)	32,095
6,367	Boston Private Financial Holdings, Inc.	45,651
106,800	Bottomline Technologies, Inc.(b)	1,847,640
6,017	Bowne & Co., Inc.	39,532
7,500	Boyd Gaming Corp.(b)	58,500
3,300	BPZ Resources, Inc.	19,602
152,200	Brady Corp. - Class A	4,301,172
1,000	Brandywine Realty Trust REIT	11,230
500	BRE Properties, Inc.	16,035
6,700	Briggs & Stratton Corp.	110,751
16,700	Brigham Exploration Co.(b)	217,768
10,930	Brightpoint, Inc.(b)	63,831
3,500	Brinker International, Inc.	57,120
800	Brink’s Co. (The)	18,704
1,700	Brink’s Home Security Holdings, Inc.(b)	69,700
4,000	Bristow Group, Inc.(b)	142,800
2,800	Broadpoint Gleacher Securities Group, Inc.(b)	11,340

Shares		Value

UNITED STATES (continued)
3,500	Broadridge Financial Solutions, Inc.	$76,020
2,300	Broadwind Energy, Inc.(b)	13,087
15,300	Brocade Communications Systems, Inc.(b)	105,111
6,400	Bronco Drilling Co., Inc.(b)	32,128
6,700	Brookdale Senior Living, Inc.(b)	122,275
6,423	Brookline Bancorp, Inc.	64,294
8,421	Brooks Automation, Inc.(b)	70,231
202,870	Brown & Brown, Inc.	3,570,512
7,746	Brown Shoe Co., Inc.	94,888
75,000	Brown-Forman Corp. - Class B	3,849,000
6,084	Bruker Corp.(b)	74,651
7,070	Brunswick Corp.	75,861
3,700	Brush Engineered Materials, Inc.(b)	66,489
9,100	Buckeye Technologies, Inc.(b)	104,104
3,075	Buckle, Inc. (The)	93,296
2,800	Bucyrus International, Inc.	146,664
299	Buffalo Wild Wings, Inc.(b)	13,996
4,195	Builders FirstSource, Inc.(b)	14,053
2,450	Burger King Holdings, Inc.	42,728
1,200	Bway Holding Co.(b)	20,472
8,400	Cabela’s, Inc.(b)	135,408
3,400	Cabot Corp.	87,652
2,500	Cabot Microelectronics Corp.(b)	87,875
4,800	Cache, Inc.(b)	20,160
3,900	CACI International, Inc. - Class A(b)	187,083
7,500	Cadence Design Systems, Inc.(b)	43,575
1,100	Cadence Pharmaceuticals, Inc.(b)	10,956
1,200	Cadiz, Inc.(b)	14,316
5,722	Cal Dive International, Inc.(b)	40,283
900	Calamos Asset Management, Inc. - Class A	11,655
600	Calavo Growers, Inc.	10,056
7,200	Calgon Carbon Corp.(b)	96,408
5,700	California Pizza Kitchen, Inc.(b)	78,660
2,400	California Water Service Group	87,168
12,624	Caliper Life Sciences, Inc.(b)	36,988
8,600	Callaway Golf Co.	64,156
4,806	Callidus Software, Inc.(b)	15,379
5,000	Callon Petroleum Co.(b)	11,450
2,800	Cal-Maine Foods, Inc.	91,420
1,700	Cambrex Corp.(b)	9,146
900	Camden National Corp.	26,118
500	Camden Property Trust REIT	19,385
7,400	Cano Petroleum, Inc.(b)	7,326
2,800	Cantel Medical Corp.	53,984
500	Capella Education Co.(b)	36,690
1,200	Capital City Bank Group, Inc.	14,376
74	Capital Corp. of the West(b)	0
4,500	Capital Senior Living Corp.(b)	22,680

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
600	Capital Southwest Corp.	$48,870
11,500	CapitalSource, Inc.	55,085
4,700	Capitol Bancorp Ltd.	10,810
604	Capitol Federal Financial	19,702
5,800	Caraco Pharmaceutical Laboratories Ltd.(b)	29,696
2,550	CARBO Ceramics, Inc.	168,096
4,300	Cardiac Science Corp.(b)	11,180
4,975	Cardinal Financial Corp.	46,417
1,300	Cardtronics, Inc.(b)	14,157
2,800	Career Education Corp.(b)	60,900
3,000	Carlisle Cos., Inc.	100,560
2,300	CarMax, Inc.(b)	47,449
2,130	Carmike Cinemas, Inc.(b)	15,400
3,000	Carpenter Technology Corp.	80,400
1,200	Carrizo Oil & Gas, Inc.(b)	28,800
8,500	Carter’s, Inc.(b)	219,810
2,610	Cascade Corp.	75,560
5,200	Casella Waste Systems, Inc. - Class A(b)	22,620
8,784	Casey’s General Stores, Inc.	269,493
4,400	Cash America International, Inc.	165,396
20	Cass Information Systems, Inc.	602
6,826	Casual Male Retail Group, Inc.(b)	19,113
2,800	Catalyst Health Solutions, Inc.(b)	110,124
8,610	Cathay General Bancorp	82,484
8,350	Cato Corp. (The) - Class A	170,758
543	Cavco Industries, Inc.(b)	19,461
1,000	Cavium Networks, Inc.(b)	21,610
7,000	CB Richard Ellis Group, Inc. - Class A(b)	86,100
2,200	Cbeyond, Inc.(b)	27,412
16,600	CBIZ, Inc.(b)	120,350
700	CBL & Associates Properties, Inc.	7,000
4,600	CDI Corp.	59,294
4,400	CEC Entertainment, Inc.(b)	146,036
3,400	Cedar Shopping Centers, Inc.	23,732
3,268	Celadon Group, Inc.(b)	32,092
400	Celanese Corp. - Class A	11,640
9,995	Celera Corp.	67,266
2,026	Celldex Therapeutics, Inc.(b)	9,036
6,300	Centene Corp.(b)	121,275
1,010	Center Bancorp., Inc.	8,363
2,700	Center Financial Corp.	12,852
300	Centerstate Banks, Inc.	3,318
3,600	Central Garden & Pet Co.(b)	34,344
4,800	Central Garden & Pet Co. - Class A(b)	42,192
10,500	Central Pacific Financial Corp.(b)	17,010
2,400	Central Vermont Public Service Corp.	47,136
7,400	Century Aluminum Co.(b)	83,768

Shares		Value

UNITED STATES (continued)
10,300	Cenveo, Inc.(b)	$74,366
70,000	Cephalon, Inc.(b)	4,468,800
8,600	Cepheid, Inc.(b)	126,334
5,000	Ceradyne, Inc.(b)	97,700
13,920	Cerus Corp.(b)	25,334
4,300	Ceva, Inc.(b)	51,127
2,358	CH Energy Group, Inc.	93,259
3,700	Charles River Laboratories International, Inc.(b)	134,458
9,510	Charming Shoppes, Inc.(b)	55,253
2,200	Chart Industries, Inc.(b)	35,486
116,500	Chattem, Inc.(b)	10,888,090
7,300	Checkpoint Systems, Inc.(b)	117,092
8,500	Cheesecake Factory (The)(b)	179,690
4,400	Chemed Corp.	204,600
3,637	Chemical Financial Corp.	77,068
3,700	Cheniere Energy, Inc.(b)	10,545
1,800	Chesapeake Corp.(b)	4
105,000	Chesapeake Energy Corp.	2,601,900
800	Chesapeake Utilities Corp.	23,712
7,200	Chico’s FAS, Inc.(b)	91,944
5,200	Children’s Place Retail Stores, Inc. (The)(b)	165,360
1,100	Chipotle Mexican Grill, Inc. - Class A(b)	106,106
4,400	Chiquita Brands International, Inc.(b)	64,548
1,800	Choice Hotels International, Inc.	57,132
2,580	Chordiant Software, Inc.(b)	9,546
6,100	Christopher & Banks Corp.	40,565
2,406	Churchill Down, Inc.	87,338
8,576	Ciber, Inc.(b)	27,700
4,085	Ciena Corp.(b)	52,084
5,624	Cimarex Energy Co.	276,757
34,800	Cincinnati Bell, Inc.(b)	101,268
9,100	Cinemark Holdings, Inc.	129,038
2,600	CIRCOR International, Inc.	73,450
13,500	Cirrus Logic, Inc.(b)	92,070
800	Citi Trends, Inc.(b)	24,904
5,621	Citizens Republic Bancorp, Inc.(b)	4,272
10,827	Citizens, Inc.(b)	69,834
886,454	Citrix Systems, Inc.(b)	36,832,164
3,726	City Holding Co.	117,108
4,300	City National Corp.	212,377
7,300	CKE Restaurants, Inc.	61,028
10,400	CKX, Inc.(b)	42,224
227,500	CLARCOR, Inc.	7,366,450
2,958	Clayton Williams Energy, Inc.(b)	97,082
1,600	Clean Energy Fuels Corp.(b)	26,784
800	Clean Harbors, Inc.(b)	45,808
3,400	Clear Channel Outdoor Holdings, Inc. - Class A(b)	34,510
500	Clearwater Paper Corp.(b)	24,465

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,400	Cleco Corp.	$165,888
5,200	Clifton Savings Bancorp, Inc.	44,460
1,755	Clinical Data, Inc.(b)	26,974
110,000	Clorox Co.	6,508,700
11,400	CNA Surety Corp.(b)	159,600
4,800	CoBiz Financial, Inc.	25,632
6,480	Coeur D’alene Mines Corp.(b)	90,850
2,600	Cogdell Spencer, Inc. REIT	16,796
8,500	Cogent Communications Group, Inc.(b)	92,820
1,400	Cogent, Inc.(b)	14,462
5,800	Cognex Corp.	94,946
3,900	Cohen & Steers, Inc.	79,326
5,820	Coherent, Inc.(b)	172,738
11,354	Cohu, Inc.	147,034
3,400	Coinstar, Inc.(b)	87,822
9,000	Coldwater Creek, Inc.(b)	40,140
1,100	Colfax Corp.(b)	12,397
11,500	Collective Brands, Inc.(b)	226,320
6,000	Colonial Properties Trust	66,060
900	Columbia Bancorp(b)(c)(d)	1,053
2,231	Columbia Banking System, Inc.	42,367
4,600	Columbia Sportswear Co.	190,348
4,600	Columbus McKinnon Corp.(b)	62,468
19,400	Comfort Systems USA, Inc.	227,562
5,737	Commerce Bancshares, Inc.	227,070
7,200	Commercial Metals Co.	98,928
4,500	Commercial Vehicle Group, Inc.(b)	21,555
2,800	CommScope, Inc.(b)	76,188
900	Communications Systems, Inc.	10,719
3,700	Community Bank System, Inc.	77,367
6,900	Community Health Systems, Inc.(b)	225,078
5,474	Community Trust Bancorp, Inc.	138,656
1,100	CommVault Systems, Inc.(b)	23,309
700	Compass Minerals International, Inc.	44,128
700	Compellent Technologies,Inc.(b)	13,916
5,300	Complete Production Services, Inc.	66,409
4,867	Compucredit Holdings Corp.	16,256
1,700	Computer Programs & Systems, Inc.	63,971
1,092,000	Computer Sciences Corp.(b)	56,019,600
10,800	Compuware Corp.(b)	81,972
175,700	comScore, Inc.(b)	2,384,249
58,300	Comstock Resources, Inc.(b)	2,273,117
2,600	COMSYS IT Partners, Inc.	32,864
2,700	Comtech Telecommunications Corp.(b)	95,472
800	Comverge, Inc.(b)	7,856
4,898	Conceptus, Inc.(b)	95,070
3,863	Concho Resources, Inc.(b)	173,333
56,300	Concur Technologies, Inc.(b)	2,232,295

Shares		Value

UNITED STATES (continued)
1,150	Conexant Systems, Inc.(b)	$4,393
5,889	Conmed Corp.(b)	126,672
400	Connecticut Water Service, Inc.	8,896
4,801	Conn’s, Inc.(b)	26,982
7,800	Conseco, Inc.(b)	37,128
1,116	Consolidated - Tomoka Land Co.	36,917
10,216	Consolidated Communications Holdings, Inc.	175,000
1,900	Consolidated Graphics, Inc.(b)	64,125
175,700	Constant Contact, Inc.(b)	3,099,348
11,700	Constellation Brands, Inc. - Class A(b)	188,136
1,900	Contango Oil & Gas Co.(b)	92,625
12,858	Continental Airlines, Inc. - Class B(b)	236,459
500	Continucare Corp.(b)	2,420
7,200	Convergys Corp.(b)	77,040
1,600	Con-way, Inc.	45,792
3,100	Cooper Cos., Inc. (The)	109,492
8,500	Cooper Tire & Rubber Co.	144,755
202,200	Copart, Inc.(b)	6,826,272
2,300	Core-Mark Holding Co., Inc.(b)	68,586
10,900	Corinthian Colleges, Inc.(b)	152,600
5,000	Corn Products International, Inc.	142,100
3,200	Cornell Cos., Inc.(b)	67,200
800	Corporate Executive Board Co. (The)	18,512
500	Corporate Office Properties Trust REIT	17,845
7,800	Corrections Corp. of America(b)	145,938
2,550	Corvel Corp.(b)	76,908
117,000	CoStar Group, Inc.(b)	4,724,460
700	Courier Corp.	9,786
1,140	Cousins Properties, Inc.	8,732
1,020	Covance, Inc.(b)	59,272
10,900	Covanta Holding Corp.	190,750
7,800	Coventry Health Care, Inc.(b)	178,464
800	CPI International, Inc.(b)	8,960
2,900	CRA International, Inc.(b)	75,255
1,500	Cracker Barrel Old Country Store, Inc.	55,440
2,600	Crane Co.	79,352
900	Cray, Inc.(b)	4,248
500	Credit Acceptance Corp.(b)	26,610
3,700	Cree, Inc.(b)	206,867
3,600	CROCS, Inc.(b)	26,460
6,646	Cross Country Healthcare, Inc.(b)	60,213
1,700	Crosstex Energy, Inc.	13,175
2,635,000	Crown Holdings, Inc.(b)	62,739,350
11,400	Crown Media Holdings, Inc. - Class A(b)	16,074
4,000	CryoLife, Inc.(b)	25,160

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,929	CSG Systems International, Inc.(b)	$134,492
1,500	CSS Industries, Inc.	25,995
7,000	CTS Corp.	53,270
3,100	Cubic Corp.	121,055
8,700	Cubist Pharmaceuticals, Inc.(b)	178,263
4,300	Cullen/Frost Bankers, Inc.	220,676
952,366	Cummins, Inc.	43,008,849
3,999	Cumulus Media, Inc. - Class A(b)	9,798
1,380	Curis, Inc.(b)	2,843
5,100	Curtiss-Wright Corp.	155,856
1,000	Cutera, Inc.(b)	8,830
12,001	CVB Financial Corp.	114,970
3,000	CVR Energy, Inc.(b)	24,060
300	Cyberonics, Inc.(b)	5,622
14,874	Cybersource Corp.(b)	268,922
5,842	Cymer, Inc.(b)	183,264
1,300	Cynosure, Inc. - Class A(b)	13,182
8,000	Cypress Bioscience, Inc.(b)	41,200
5,400	Cypress Semiconductor Corp.(b)	54,270
2,700	Cytec Industries, Inc.	100,737
400	Cytokinetics, Inc.(b)	1,208
8,174	Daktronics, Inc.	63,839
7,700	Dana Holding Corp.(b)	79,387
400	Danvers Bancorp, Inc.	5,456
8,200	Darling International, Inc.(b)	63,878
1,800	Dawson Geophysical Co.(b)	39,042
800	DCT Industrial Trust, Inc.	3,960
3,000	DealerTrack Holdings, Inc.(b)	53,910
2,400	Dean Foods Co.(b)	42,312
400	Deckers Outdoor Corp.(b)	39,268
568,400	Del Monte Foods Co.	6,468,392
2,100	Delek US Holdings, Inc.	14,658
3,806	dELiA*s, Inc.(b)	6,775
7,050	Delphi Financial Group, Inc. - Class A	142,762
12,700	Delta Petroleum Corp.(b)	16,129
510	Deltek, Inc.(b)	3,784
2,500	Deltic Timber Corp.	112,275
4,600	Deluxe Corp.	85,606
201	DemandTec, Inc.(b)	1,194
9,488	Dendreon Corp.(b)	262,818
4,283	Depomed, Inc.(b)	12,207
1,438	Developers Diversified Realty Corp. REIT	11,864
4,800	DexCom, Inc.(b)	43,488
4,000	DG FastChannel, Inc.(b)	109,000
3,100	Diamond Foods, Inc.	111,352
1,600	Diamond Management & Technology Consultants, Inc.	11,840
7,900	DiamondRock Hospitality Co.(b)	64,306
800	Dice Holdings, Inc.(b)	4,568
4,000	Dick’s Sporting Goods, Inc.(b)	89,480

Shares		Value

UNITED STATES (continued)
2,900	Diebold, Inc.	$77,053
6,000	Digi International, Inc.(b)	57,600
2,171	Digimarc Corp.(b)	34,106
3	Digital Realty Trust, Inc.	144
3,743	Digital River, Inc.(b)	94,062
5,900	Dillard’s, Inc. - Class A	97,704
5,600	Dime Community Bancshares	67,704
3,100	DineEquity, Inc.(b)	70,494
3,800	Diodes, Inc.(b)	63,384
16,500	Dionex Corp.(b)	1,152,525
2,400	Discovery Laboratories, Inc.(b)	1,662
7,700	Ditech Networks, Inc.(b)	9,702
2,723	Dixie Group, Inc.(b)	6,494
1,600	Dolan Media Co.(b)	15,808
600	Dollar Financial Corp.(b)	13,530
4,643	Dollar Thrifty Automotive Group(b)	113,103
1,134,247	Dollar Tree, Inc.(b)	56,167,911
6,900	Domino’s Pizza, Inc.(b)	77,970
2,200	Donaldson Co., Inc.	84,128
7,172	Donegal Group, Inc. - Class A	105,787
1,100	Dorman Products, Inc.(b)	16,995
6,438	Dot Hill Systems Corp.(b)	10,623
1,200	Double-Take Software, Inc.(b)	12,252
1,300	Douglas Emmett, Inc. REIT	17,979
2,800	Dover Downs Gaming & Entertainment, Inc.	9,800
5,900	Dover Motorsports, Inc.	13,216
1,500	DR Horton, Inc.	17,685
2,800	Dreamworks Animation SKG, Inc. - Class A(b)	109,032
14,280	Dress Barn, Inc.(b)	336,151
1,845,057	Dresser-Rand Group, Inc.(b)	54,576,786
4,500	Drew Industries, Inc.(b)	83,700
8,200	Dril-Quip, Inc.(b)	430,418
21,829	drugstore.com(b)	61,994
14,000	DSP Group, Inc.(b)	96,460
162,200	DST Systems, Inc.(b)	7,352,526
1,400	DSW, Inc. - Class A(b)	33,740
5,148	DTS, Inc.(b)	145,688
3,845	Ducommun, Inc.	69,133
600	Duff & Phelps Corp. - Class A	9,744
600	Duke Realty Corp. REIT	6,792
800,217	Dun & Bradstreet Corp.	63,193,136
16,622	Durect Corp.(b)	36,070
12,300	Dyax Corp.	41,451
8,330	Dycom Industries, Inc.(b)	68,056
2,800	Dynamex, Inc.(b)	44,576
1,700	Dynamic Materials Corp.	27,897
800	Dynamics Research Corp.(b)	8,976
2,000	DynCorp International, Inc. - Class A(b)	24,020
29,100	Dynegy, Inc.(b)	47,142
4,200	Eagle Bulk Shipping, Inc.(b)	21,000
4,600	Eagle Materials, Inc.	104,926
11,472	Earthlink, Inc.	93,038

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,500	East West Bancorp, Inc.	$106,795
212	Eastern Insurance Holdings, Inc.	1,787
3,700	EastGroup Properties, Inc. REIT	141,562
9,200	Eastman Kodak Co.(b)	55,660
3,200	Eaton Vance Corp.	92,192
202,100	Ebix, Inc.(b)	2,926,408
7,525	Echelon Corp.(b)	63,887
3,700	EchoStar Corp. - Class A(b)	71,040
3,201	Eclipsys Corp.(b)	53,393
120,000	Ecolab, Inc.	5,268,000
1,480	EDCI Holdings, Inc.(b)	9,339
5,000	Education Realty Trust, Inc. REIT	26,400
900	eHealth, Inc.(b)	16,380
600	Einstein Noah Restaurant Group, Inc.(b)	7,062
6,600	El Paso Electric Co.(b)	127,050
4,638	Electro Rent Corp.	54,218
6,100	Electro Scientific Industries, Inc.(b)	68,381
175,000	Electronic Arts, Inc.(b)	2,849,000
6,655	Electronics For Imaging, Inc.(b)	77,131
7,800	Elixir Gaming Technologies, Inc.(b)	2,106
6,696	Elizabeth Arden, Inc.(b)	103,922
500	EMC Insurance Group, Inc.	10,340
7,200	EMCOR Group, Inc.(b)	173,232
11,472	Emcore Corp.(b)	10,898
400	Emergency Medical Services Corp. - Class A(b)	21,004
800	Emergent Biosolutions, Inc.(b)	11,456
1,500	Emeritus Corp.(b)	27,300
800	Emisphere Technologies, Inc.(b)	888
2,300	Emmis Communications Corp. - Class A(b)	2,714
4,700	Empire District Electric Co. (The)	86,527
4,100	Employers Holdings, Inc.	54,243
4,900	EMS Technologies, Inc.(b)	62,818
11,500	Emulex Corp.(b)	129,260
7,400	Encore Acquisition Co.(b)	352,388
7,138	Encore Capital Group, Inc.(b)	112,566
11,587	Encore Wire Corp.	231,856
12,700	Endeavor International Corp.(b)	11,684
4,000	Endo Pharmaceuticals Holdings, Inc.(b)	80,440
12,700	Ener1, Inc.(b)	51,308
5,863	Energy Conversion Devices, Inc.(b)	53,412
1,800	Energy Recovery, Inc.(b)	10,998
6,060	EnergySolutions, Inc.	50,601
500	EnerNOC, Inc.(b)	15,570
8,600	EnerSys(b)	167,614
5,948	ENGlobal Corp.(b)	18,260

Shares		Value

UNITED STATES (continued)
5,200	Ennis, Inc.	$78,000
3,501	EnPro Industries, Inc.(b)	85,249
1,200	Ensign Group, Inc. (The)	20,508
20,629	Entegris, Inc.(b)	75,090
2,500	Entercom Communications Corp. - Class A(b)	21,150
2,688	Enterprise Financial Services Corp.	25,106
5,000	Entertainment Properties Trust REIT	174,550
448	Entorian Technologies, Inc.(b)	1,846
9,100	Entravision Communications Corp. - Class A(b)	27,027
9,400	Enzo Biochem, Inc.(b)	44,556
4,900	Enzon Pharmaceuticals, Inc.(b)	48,853
9,358	Epicor Software Corp.(b)	71,776
10,095	EPIQ Systems, Inc.(b)	120,635
700	ePlus, Inc.(b)	11,004
400	Equinix, Inc.(b)	38,492
3,800	Equity Lifestyle Properties, Inc. REIT	183,616
900	Equity One, Inc.	15,075
8,400	eResearch Technology, Inc.(b)	51,660
1,380	Erie Indemnity Co. - Class A	53,820
4,229	ESCO Technologies, Inc.	138,246
400	ESSA Bancorp, Inc.	4,740
300	Essex Property Trust, Inc. REIT	23,907
85,000	Estee Lauder Cos., Inc. (The) - Class A	4,464,200
5,529	Esterline Technologies Corp.(b)	208,775
3,700	Ethan Allen Interiors, Inc.	53,613
6,100	Euronet Worldwide, Inc.(b)	124,562
184,177	ev3, Inc.(b)	2,685,301
300	Evercore Partners, Inc. - Class A	8,961
7,201	Evergreen Energy, Inc.(b)	2,088
16,000	Evergreen Solar, Inc.(b)	23,040
3,400	EW Scripps Co. - Class A(b)	23,120
2,600	Exactech, Inc.	41,990
21,600	Exar Corp.(b)	151,848
5,800	EXCO Resources, Inc.	101,732
14,780	Exelixis, Inc.(b)	97,991
4,500	Exide Technologies(b)	34,785
1,200	ExlService Holdings, Inc.(b)	21,780
2,613	Exponent, Inc.(b)	70,316
730	ExpressJet Holdings, Inc.(b)	2,555
4,100	Exterran Holdings, Inc.(b)	83,148
9,100	Extra Space Storage, Inc.	103,285
28,831	Extreme Networks(b)	71,213
2,700	Ezcorp, Inc. - Class A(b)	49,032
1,600	F5 Networks, Inc.(b)	79,088
3,200	Factset Research Systems, Inc.	201,600
1,800	Fair Isaac Corp.	39,474
7,500	Fairchild Semiconductor International, Inc.(b)	67,350
8,500	FalconStor Software, Inc.(b)	29,410

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,406	Farmer Bros. Co.	$127,309
103,300	FARO Technologies, Inc.(b)	1,866,631
3,995	FBL Financial Group, Inc. - Class A	71,670
100	Federal Agricultural Mortgage Corp. - Class A	689
4,392	Federal Agricultural Mortgage Corp. - Class C	33,204
4,100	Federal Mogul Corp.(b)	67,158
7,400	Federal Signal Corp.	48,026
2,700	Federated Investors, Inc. - Class B	68,526
130,400	FEI Co.(b)	2,712,320
2,700	FelCor Lodging Trust, Inc. REIT(b)	10,206
5,500	Ferro Corp.	42,680
800	FGX International Holdings Ltd.(b)	15,720
530	FiberTower Corp.(b)	2,321
5,286	Financial Federal Corp.	144,096
3,812	Finisar Corp.(b)	39,264
8,591	Finish Line (The) - Class A	95,274
10,276	First Acceptance Corp.(b)	19,730
6,702	First American Corp.	198,178
5,200	First Bancorp	80,496
2,700	First Busey Corp.	9,585
5,286	First Cash Financial Services, Inc.(b)	120,679
400	First Citizens BancShares, Inc. - Class A	67,084
10,800	First Commonwealth Financial Corp.	63,288
3,860	First Community Bancshares, Inc.	45,008
400	First Defiance Financial Corp.	4,224
13,100	First Financial Bancorp	214,840
2,400	First Financial Bankshares, Inc.	127,320
4,458	First Financial Corp.	123,041
4,269	First Financial Holdings, Inc.	50,332
700	First Financial Northwest, Inc.	4,333
13,637	First Horizon National Corp.(b)	176,599
4,300	First Industrial Realty Trust, Inc.(b)	22,016
3,300	First Marblehead Corp. (The)(b)	7,062
3,192	First Merchants Corp.	21,578
175,800	First Mercury Financial Corp.(d)	2,304,738
157,570	First Midwest Bancorp, Inc.	2,075,197
14,700	First Niagara Financial Group, Inc.	201,831
2,958	First Place Financial Corp.	9,259
4,900	First Potomac Realty Trust REIT	66,640
8,511	FirstMerit Corp.	174,390
4,300	Fisher Communications, Inc.(b)	55,298
9,900	Five Star Quality Care, Inc.(b)	31,284
800	Flagstar Bancorp, Inc.(b)	504
4,800	Flanders Corp.(b)	16,752

Shares		Value

UNITED STATES (continued)
9,800	Fleetwood Enterprises, Inc.(b)	$20
2,800	Flotek Industries, Inc.(b)	4,144
6,200	Flow International Corp.(b)	21,142
196,000	Flowers Foods, Inc.	4,760,840
5,205	Flushing Financial Corp.	63,761
13,581	FNB Corp.	96,289
15,100	Foot Locker, Inc.	170,479
4,500	Forest City Enterprises, Inc. - Class A(b)	50,895
900	Forest Oil Corp.(b)	21,708
6,862	Formfactor, Inc.(b)	106,155
4,500	Forrester Research, Inc.(b)	121,905
1,800	Forward Air Corp.	42,534
2,300	Fossil, Inc.(b)	75,095
2,197	FPIC Insurance Group, Inc.(b)	83,376
3,100	Franklin Bank Corp.(b)	12
1,600	Franklin Covey Co.(b)	8,384
2,500	Franklin Electric Co., Inc.	65,075
5,100	Fred’s, Inc. - Class A	51,153
1,000	FreightCar America, Inc.	19,500
14,700	Frontier Communications Corp.	111,867
710	Frontier Financial Corp.(b)	3,025
2,800	Frontier Oil Corp.	34,888
1,100	FTI Consulting, Inc.(b)	45,595
4,700	Fuel Systems Solutions, Inc.(b)	167,508
1,000	Fuel Tech, Inc.(b)	7,330
11,300	FuelCell Energy, Inc.(b)	31,866
14,800	Fulton Financial Corp.	136,752
11,970	Furmanite Corp.(b)	38,902
6,800	Furniture Brands International, Inc.(b)	35,088
6,000	FX Energy, Inc.(b)	17,760
2,510	G&K Services, Inc. - Class A	62,750
500	Gaiam, Inc. - Class A(b)	3,225
800	GAMCO Investors, Inc. - Class A	32,856
5,500	Gannett Co., Inc.	88,825
7,700	Gardner Denver, Inc.	306,845
2,900	Gartner Group, Inc.(b)	62,060
3,912	GATX Corp.	102,573
5,000	Gaylord Entertainment Co.(b)	96,200
6,600	Geeknet, Inc.(b)	8,448
3,300	Genco Shipping & Trading Ltd.(b)	63,228
500	GenCorp, Inc.(b)	2,800
3,100	General Cable Corp.(b)	90,210
11,363	General Communication, Inc. - Class A(b)	67,383
4,500	General Maritime Corp.	34,830
9,100	General Moly, Inc.(b)	21,385
3,800	Genesco, Inc.(b)	89,604
3,700	Genesee & Wyoming, Inc. - Class A(b)	109,039
134,000	Genomic Health, Inc.(b)	2,215,020
200	Genoptix, Inc.(b)	6,512
200,500	Gen-Probe, Inc.(b)	8,607,465

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
4,400	Gentex Corp.	$84,348
13,824	Gentiva Health Services, Inc.(b)	353,065
8,500	Genworth Financial, Inc. - Class A(b)	117,640
6,500	Geo Group, Inc. (The)(b)	120,250
2,100	GeoEye, Inc.(b)	53,907
300	Geokinetics, Inc.(b)	2,940
2,500	GeoMet, Inc.(b)	2,725
1,408	Georesources, Inc.(b)	17,994
1,400	Gerber Scientific, Inc.(b)	6,860
72,800	Gerdau Ameristeel Corp.	545,362
340	German American Bancorp, Inc.	5,052
17,291	Geron Corp.(b)	93,544
4,400	GFI Group, Inc.	21,428
7,600	Gibraltar Industries, Inc.(b)	105,944
3,200	G-III Apparel Group Ltd.(b)	55,712
4,600	Glacier Bancorp, Inc.	65,964
5,800	Glatfelter	80,040
1,600	Global Cash Access Holdings, Inc.(b)	12,960
4,900	Global Industries Ltd.(b)	34,153
100,045	Global Payments, Inc.	4,452,002
1,200	Globecomm Systems, Inc.(b)	8,724
4,500	GMX Resources, Inc.(b)	47,655
80,400	Golden Star Resources Ltd.(b)	220,315
102,100	Goodrich Petroleum Corp.	2,126,743
200	Goodyear Tire & Rubber Co. (The)(b)	2,668
1,493	Gorman-Rupp Co. (The)	36,175
1,400	GP Strategies Corp.(b)	10,360
1,400	Graco, Inc.	37,366
17,000	GrafTech International Ltd.(b)	213,520
750	Graham Corp.	11,910
5,600	Granite Construction, Inc.	172,928
32,700	Graphic Packaging Holding Co.(b)	110,526
7,400	Gray Television, Inc.(b)	14,652
100	Gray Television, Inc. - Class A(b)	202
6,500	Great Atlantic & Pacific Tea Co.(b)	48,685
3,300	Great Lakes Dredge & Dock Corp.	19,503
500	Great Plains Energy, Inc.	8,930
1,800	Great Southern Bancorp, Inc.	40,446
15,220	Great Wolf Resorts, Inc.(b)	35,158
8,200	Greatbatch, Inc.(b)	161,130
1,412	Green Bankshares, Inc.	7,978
7,047	Green Mountain Coffee Roasters, Inc.(b)	597,727
8,000	Greenbrier Cos., Inc.(b)	65,200
2,500	Greenhill & Co., Inc.	194,500
1,080	Greif, Inc. - Class A	52,229
10,670	Griffon Corp.(b)	126,013
5,300	Group 1 Automotive, Inc.(b)	153,700
5,100	GSI Commerce, Inc.(b)	116,076

Shares		Value

UNITED STATES (continued)
800	GSI Technology, Inc.(b)	$3,568
500	GTx, Inc.(b)	2,045
19,152	Guaranty Bancorp(b)	27,770
2,300	Guess?, Inc.	91,333
3,446	Gulf Island Fabrication, Inc.	60,167
3,400	Gulfmark Offshore, Inc.(b)	83,470
37,432	Gulfport Energy Corp.(b)	387,047
1,900	Gymboree Corp.(b)	74,119
1,100	H&E Equipment Services, Inc.(b)	11,671
1,700,000	H&R Block, Inc.	36,584,000
2,600	Hackett Group, Inc. (The)(b)	6,032
2,500	Haemonetics Corp.(b)	141,525
307,288	Hain Celestial Group, Inc.(b)	4,913,535
4,996	Hallmark Financial Services(b)	39,219
10,200	Halozyme Therapeutics, Inc.(b)	55,284
4,278	Hancock Holding Co.	175,141
2,800	Hanesbrands, Inc.(b)	64,316
2,900	Hanger Orthopedic Group, Inc.(b)	47,154
4,768	Hanmi Financial Corp.(b)	9,488
4,600	Hanover Insurance Group, Inc. (The)	195,132
1,100	Hansen Natural Corp.(b)	42,295
3,500	Hardinge, Inc.	18,235
4,623	Harleysville Group, Inc.	149,323
12,314	Harleysville National Corp.	78,686
2,540	Harman International Industries, Inc.	90,297
10,900	Harmonic, Inc.(b)	66,163
11,100	Harris Interactive, Inc.(b)	14,763
4,200	Harsco Corp.	124,992
2,400	Harte-Hanks, Inc.	25,344
1,484	Harvard Bioscience, Inc.(b)	5,120
13,098	Harvest Natural Resources, Inc.(b)	58,810
2,600	Haverty Furniture Cos., Inc.	32,058
6,230	Hawaiian Electric Industries, Inc.	123,229
15,300	Hawaiian Holdings, Inc.(b)	90,882
800	Hawk Corp. - Class A(b)	13,896
400	Haynes International, Inc.	11,716
9,600	HB Fuller Co.	192,192
372,601	HCC Insurance Holdings, Inc.	10,097,487
5,800	Headwaters, Inc.(b)	31,842
8,200	Health Management Associates, Inc. - Class A(b)	54,448
9,200	Health Net, Inc.(b)	223,192
354,300	Healthcare Realty Trust, Inc. REIT	7,429,671
4,050	Healthcare Services Group, Inc.	83,025
2,000	Healthsouth Corp.(b)	36,020
4,000	Healthspring, Inc.(b)	69,560
7,208	HealthTronics, Inc.(b)	20,254
65,300	Healthways, Inc.(b)	1,114,018
16,533	Heartland Express, Inc.	229,643

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
900	Heartland Financial USA, Inc.	$12,555
3,200	Heartland Payment Systems, Inc.	45,664
20,100	Hecla Mining Co.(b)	91,656
1,300	Heico Corp.	55,289
3,300	Heico Corp. - Class A	111,342
3,600	Heidrick & Struggles International, Inc.	91,548
5,300	Helix Energy Solutions Group, Inc.(b)	56,233
1,054,150	Henry Schein, Inc.(b)	56,976,808
6,900	Hercules Offshore, Inc.(b)	26,910
4,505	Heritage Commerce Corp.	17,119
3,300	Herman Miller, Inc.	55,737
5,200	Hersha Hospitality Trust	18,928
110,000	Hershey Co. (The)	4,007,300
13,600	Hertz Global Holdings, Inc.(b)	140,896
2,500	Hewitt Associates, Inc. - Class A(b)	98,700
3,200	Hexcel Corp.(b)	35,200
1,000	hhgregg, Inc.(b)	21,300
1,950	Hibbett Sports, Inc.(b)	41,379
3,000	Highwoods Properties, Inc.	90,630
6,400	Hill International, Inc.(b)	37,760
1,700	Hillenbrand, Inc.	31,195
1,700	Hill-Rom Holdings, Inc.	39,729
6,800	Hilltop Holdings, Inc.(b)	76,976
600	Hi-Tech Pharmacal Co., Inc.(b)	12,924
2,000	Hittite Microwave Corp.(b)	74,360
120,000	HJ Heinz Co.	5,235,600
4,000	HMS Holdings Corp.(b)	180,360
1,800	HNI Corp.	45,036
2,700	Holly Corp.	70,470
285,000	Hologic, Inc.(b)	4,294,950
7,236	Home Bancshares, Inc.	177,861
500	Home Diagnostics, Inc.(b)	3,060
2,215	Home Federal Bancorp, Inc.	29,460
200	Home Properties, Inc.	8,866
1,100	Hooker Furniture Corp.	13,981
3,200	Horace Mann Educators Corp.	38,368
1,725	Horizon Financial Corp.(b)	38
1,173	Horizon Lines, Inc. - Class A	5,560
3,500	Hornbeck Offshore Services, Inc.(b)	75,285
2,000	Horsehead Holding Corp.(b)	19,600
1,000	Hospitality Properties Trust	22,120
10,500	Hot Topic, Inc.(b)	60,375
800	Houston Wire & Cable Co.	9,624
300	HQ Sustainable Maritime Industries, Inc.(b)	2,112
1,800	HRPT Properties Trust	12,006
2,200	HSN, Inc.(b)	42,108
2,450	HUB Group, Inc. - Class A(b)	59,070
2,200	Hubbell, Inc. - Class B	94,732
5,000	Hudson Highland Group, Inc.(b)	20,450

Shares		Value

UNITED STATES (continued)
1,900	Hughes Communications, Inc.(b)	$49,191
5,800	Human Genome Sciences, Inc.(b)	153,526
49,800	Huntington Bancshares, Inc.	238,542
13,935	Huntsman Corp.	169,868
2,200	Hurco Cos., Inc.(b)	36,872
1,500	Huron Consulting Group, Inc.(b)	35,760
12,900	Hutchinson Technology, Inc.(b)	86,817
26,200	Hypercom Corp.(b)	89,866
10,750	IAC/InterActiveCorp(b)	215,860
1,500	IBERIABANK Corp.	80,160
600	ICF International, Inc.(b)	14,046
3,500	ICO, Inc.	27,020
9,298	Iconix Brand Group, Inc.(b)	117,341
4,800	ICU Medical, Inc.(b)	166,944
5,900	IDACORP, Inc.	184,965
11,282	Idenix Pharmaceuticals, Inc.(b)	31,590
4,412	Idera Pharmaceuticals, Inc.(b)	21,133
430,101	IDEX Corp.	12,137,450
1,600	Idexx Laboratories, Inc.(b)	83,984
466	IDT Corp.(b)	1,715
2,966	IDT Corp. - Class B(b)	13,199
19,100	iGate Corp.	192,910
136,800	IHS, Inc. - Class A(b)	7,036,992
3,097	II-VI, Inc.(b)	82,814
50,000	Illumina, Inc.(b)	1,834,500
5,200	Imation Corp.(b)	46,488
1,700	Immersion Corp.(b)	7,531
152,600	Immucor, Inc.(b)	2,830,730
9,578	Immunogen, Inc.(b)	66,950
5,780	Immunomedics, Inc.(b)	19,363
2,100	Impax Laboratories, Inc.(b)	27,930
2,000	Imperial Sugar Co.	32,780
5,200	IMS Health, Inc.	112,528
8,264	Incyte Corp.(b)	88,260
800	Independence Holding Co.	6,504
4,800	Independent Bank Corp./MA	111,840
3,098	Independent Bank Corp./MI	2,262
9,600	Indevus Pharmaceuticals, Inc.(c)(d)	9,504
3,200	Infinera Corp.(b)	21,920
200	Infinity Pharmaceuticals, Inc.(b)	1,222
3,520	Infinity Property & Casuality Corp.	139,603
7,030	InfoGROUP, Inc.(b)	54,201
6,000	Informatica Corp.(b)	142,140
7,900	Infospace, Inc.(b)	73,233
1,712	Ingles Markets, Inc. - Class A	24,242
12,500	Ingram Micro, Inc. - Class A(b)	211,250
5,400	Inland Real Estate Corp.	45,576
2,500	Innerworkings, Inc.(b)	14,325
1,200	Innophos Holdings, Inc.	23,472

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,400	Innovative Solutions & Support, Inc.(b)	$13,770
5,800	Insight Enterprises, Inc.(b)	66,758
10,019	Insituform Technologies, Inc. - Class A(b)	205,189
10,355	Inspire Pharmaceuticals, Inc.(b)	57,056
9,000	Insteel Industries, Inc.	88,920
1,000	Insulet Corp.(b)	13,630
2,517	Integra Bank Corp.	1,787
152,759	Integra LifeScience Holdings Corp.(b)	5,865,946
2,354	Integral Systems, Inc.(b)	17,467
8,500	Integrated Device Tech(b)	48,195
3,084	Integrated Electrical Services, Inc.	15,852
6,153	Integrated Silicon Solutions, Inc.(b)	35,503
300	Integrys Energy Group, Inc.	12,555
5,653	Inter Parfums, Inc.	75,241
227,900	Interactive Data Corp.	6,524,777
1,400	Interactive Intelligence, Inc.(b)	24,220
8,502	InterDigital, Inc.(b)	210,765
6,890	Interface, Inc. - Class A	55,878
5,000	Interline Brands, Inc.(b)	84,000
6,500	Intermec, Inc.(b)	86,255
6,500	InterMune, Inc.(b)	101,465
5,000	Internap Network Services Corp.(b)	22,250
600	International Assets Holding Corp.(b)	8,934
6,540	International Bancshares Corp.	136,294
11,900	International Coal Group, Inc.(b)	42,483
1,700	International Flavors & Fragrances, Inc.	67,609
2,300	International Rectifier Corp.(b)	41,492
28,200	International Royalty Corp.	189,099
2,400	International Speedway Corp. - Class A	61,704
3,133	Internet Brands, Inc. - Class A(b)	24,531
8,400	Internet Capital Group, Inc.(b)	52,332
13,135	Interpublic Group of Cos., Inc.(b)	84,852
8,300	Intersil Corp. - Class A	111,801
4,100	Interstate Hotels & Resorts, Inc.(b)	9,102
2,100	Interval Leisure Group, Inc.(b)	26,712
1,500	Intervest Bancshares Corp. - Class A(b)	6,000
5,200	Intevac, Inc.(b)	73,996
1,600	Intrepid Potash, Inc.(b)	39,184
1,449	Introgen Therapeutics, Inc.(b)	13
95,000	Intuit, Inc.(b)	2,812,950
3,800	Invacare Corp.	95,152
3,800	inVentiv Health, Inc.	58,406

Shares		Value

UNITED STATES (continued)
7,573	Inverness Medical Innovations, Inc.(b)	$305,722
8,100	Investment Technology Group, Inc.(b)	166,050
9,228	Investors Bancorp, Inc.(b)	109,167
11,563	ION Geophysical Corp.(b)	54,924
2,400	Iowa Telecommunications Services, Inc.	39,264
200	IPC The Hospitalist Co, Inc.(b)	6,798
1,600	IPG Photonics Corp.(b)	23,040
3,100	IRIS International, Inc.(b)	32,085
7,400	iRobot Corp.(b)	116,920
3,600	Irwin Financial Corp.(b)	50
1,800	Isilon Systems, Inc.(b)	11,142
10,035	Isis Pharmaceuticals, Inc.(b)	111,991
5,400	Isle of Capri Casinos, Inc.(b)	43,470
1,000	ITC Holdings Corp.	53,720
2,600	Itron, Inc.(b)	160,004
105,000	ITT Corp.	5,072,550
5,800	Ixia(b)	43,036
13,776	IXYS Corp.(b)	95,881
3,500	J & J Snack Foods Corp.	146,335
1,800	J Crew Group, Inc.(b)	70,578
4,400	j2 Global Communications, Inc.	90,376
12,350	Jabil Circuit, Inc.	178,828
153,100	Jack Henry & Associates, Inc.	3,362,076
6,086	Jack in the Box, Inc.(b)	118,738
3,900	Jackson Hewitt Tax Service, Inc.(b)	10,686
5,200	Jaguar Mining, Inc.(b)	51,015
5,793	Jakks Pacific, Inc.	63,723
500	James River Coal Co.(b)	7,825
5,000	Janus Capital Group, Inc.	61,050
8,000	Javelin Pharmaceuticals, Inc.(b)	9,600
1,379,500	JC Penney Co., Inc.	34,252,985
4,925	JDA Software Group, Inc.(b)	129,079
8,100	JDS Uniphase Corp.(b)	63,666
26,200	JetBlue Airways Corp.(b)	129,428
500	JMP Group, Inc.	3,885
6,500	Jo-Ann Stores, Inc.(b)	227,630
200	John B. Sanfilippo & Son, Inc.(b)	3,050
900	John Bean Technologies Corp.	14,841
201,200	John Wiley & Sons, Inc. - Class A	8,400,100
1,214,988	Johnson Controls, Inc.	33,813,116
5,900	Jones Apparel Group, Inc.	85,196
2,800	Jones Lang LaSalle, Inc.	159,628
5,425	Jos. A. Bank Clothiers, Inc.(b)	227,362
2,223	Journal Communications, Inc. - Class A	7,825
151,100	K12, Inc.(b)	3,020,489
4,500	Kadant, Inc.(b)	68,490
2,300	Kaiser Aluminum Corp.	80,845
4,647	Kaman Corp.	115,664
9,200	Kansas City Southern(b)	273,240

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
100	Kapstone Paper and Packaging Corp.(b)	$924
33,200	Kaydon Corp.	1,085,308
4,000	KB Home	61,120
1,333	KBR, Inc.	24,967
1,100	KBW, Inc.(b)	29,216
9,900	Kearny Financial Corp.	96,030
1,100	Keithley Instruments, Inc.	5,973
80,000	Kellogg Co.	4,353,600
3,800	Kelly Services, Inc. - Class A(b)	49,856
19,377	Kemet Corp.(b)	28,290
2,700	Kendle International, Inc.(b)	54,648
5,700	Kenexa Corp.(b)	56,544
6,800	Kennametal, Inc.	166,464
2,700	Kenneth Cole Productions, Inc. - Class A(b)	27,648
3,349	Kensey Nash Corp.(b)	81,113
8,413	Key Energy Services, Inc.(b)	81,354
4,600	Keynote Systems, Inc.	44,482
1,200	K-Fed Bancorp	10,632
7,725	Kforce, Inc.(b)	103,283
4,300	Kid Brands, Inc.(b)	21,457
300	Kilroy Realty Corp.	8,667
6,000	Kimball International, Inc. - Class B	47,280
5,900	Kindred Healthcare, Inc.(b)	99,769
2,500	Kinetic Concepts, Inc.(b)	103,225
22,170	King Pharmaceuticals, Inc.(b)	266,262
5,000	Kirby Corp.(b)	162,200
800	Kirkland’s, Inc.(b)	12,368
2,900	Kite Realty Group Trust.	10,991
11,200	Knight Capital Group, Inc. - Class A(b)	175,168
9,550	Knight Transportation, Inc.	172,855
3,800	Knoll, Inc.	42,788
2,500	Knology, Inc.(b)	27,300
6,000	Knot, Inc. (The)(b)	54,900
20,958	Kopin Corp.(b)	86,137
400	Koppers Holdings, Inc.	11,168
6,100	Korn/Ferry International(b)	90,280
3,611	Kratos Defense & Security Solutions, Inc.(b)	34,341
11,800	Krispy Kreme Doughnuts, Inc.(b)	33,276
6,100	Kronos Worldwide, Inc.(b)	89,121
3,800	K-Swiss, Inc. - Class A(b)	34,504
9,437	Kulicke & Soffa Industries, Inc.(b)	43,505
1,900	KV Pharmaceutical Co. - Class A(b)	6,555
300	KV Pharmaceutical Co. - Class B(b)	1,158
900	KVH Industries, Inc.(b)	11,700
10,076	L-1 Indentity Solutions, Inc.(b)	75,469
3,500	LaBarge, Inc.(b)	38,430
50,000	Laboratory Corp. of America Holdings(b)	3,555,000

Shares		Value

UNITED STATES (continued)
4,100	Laclede Group, Inc. (The)	$132,266
3,233	Ladish Co., Inc.(b)	49,950
2,000	Lakeland Bancorp, Inc.	13,760
2,963	Lakeland Financial Corp.	54,964
2,000	Lakes Entertainment, Inc.(b)	4,980
2,800	Lamar Advertising Co. - Class A(b)	80,080
19,500	Lancaster Colony Corp.	1,063,725
166,129	Lance, Inc.	3,694,709
2,900	Landauer, Inc.	171,506
5,974	Landec Corp.(b)	37,935
700	Landry’s Restaurants, Inc.(b)	14,518
211,600	Landstar System, Inc.	7,678,964
1,200	Lannett Co., Inc.(b)	7,020
4,700	LaSalle Hotel Properties	94,705
11,403	Lattice Semiconductor Corp.(b)	29,534
26,300	Lawson Software, Inc.(b)	159,378
3,270	Layne Christensen Co.(b)	82,829
17,100	La-Z-Boy, Inc.(b)	173,565
700	LB Foster Co. - Class A(b)	18,886
2,543	LCA-Vision, Inc.(b)	14,800
600	Leap Wireless International, Inc.(b)	7,914
8,400	Leapfrog Enterprises, Inc.(b)	27,804
700	Learning Tree International, Inc.(b)	7,714
6,900	LECG Corp.(b)	19,665
3,700	Lee Enterprises, Inc.(b)	15,688
371	Legacy Bancorp, Inc.	3,558
9,600	Leggett & Platt, Inc.	175,296
1,200	Lender Processing Services, Inc.	46,512
14,500	Lennar Corp. - Class A	222,720
1,600	Lennar Corp. - Class B	19,504
2,800	Lennox International, Inc.	107,016
372,000	Lenovo Group Ltd.	257,297
14,300	Lexicon Pharmaceuticals, Inc.(b)	25,454
8,420	Lexington Realty Trust	50,099
4,000	Lexmark International, Inc. - Class A(b)	103,160
6,300	LHC Group, Inc.(b)	193,977
2,600	Libbey, Inc.(b)	26,806
7,717	Liberty Media Corp. - Capital, Series A(b)	199,793
2,248	Life Partners Holdings, Inc.	44,690
70,000	Life Technologies Corp.(b)	3,479,700
3,600	Life Time Fitness, Inc.(b)	86,220
3,100	Lifepoint Hospitals, Inc.(b)	92,938
1,291	Lifeway Foods, Inc.(b)	15,427
1,784	Ligand Pharmaceuticals, Inc., Class B(b)	3,158
3,900	Limelight Networks, Inc.(b)	13,650
5,430	Lin TV Corp. - Class A(b)	25,901
3,900	Lincare Holdings, Inc.(b)	143,598
4,964	Lincoln Educational Services Corp.(b)	102,854

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,457	Lincoln Electric Holdings, Inc.	$71,145
1,400	Lindsay Corp.	56,336
7,831	Lionbridge Technologies(b)	18,168
3,533	Liquidity Services, Inc.(b)	37,344
1,200	Lithia Motors, Inc. - Class A(b)	9,360
3,900	Littelfuse, Inc.(b)	117,234
10,400	Live Nation, Inc.(b)	119,288
8,200	Liz Claiborne, Inc.(b)	39,934
6,300	LKQ Corp.(b)	118,125
5,500	LMI Aerospace, Inc.(b)	69,795
589	LodgeNet Interactive Corp.(b)	3,222
12,200	Lodgian, Inc.(b)	30,012
2,500	LoJack Corp.(b)	10,700
1,300	LoopNet, Inc.(b)	12,194
4,124	Loral Space & Communications, Inc.(b)	117,410
14,100	Louisiana-Pacific Corp.(b)	100,251
3,500	LSB Industries, Inc.(b)	46,025
5,200	LSI Corp.(b)	25,948
10,598	LSI Industries, Inc.	63,164
12,379	LTX-Credence Corp.(b)	31,071
12,972	Luby’s, Inc.(b)	44,494
1,600	Lufkin Industries, Inc.	101,408
800	Lumber Liquidators Holdings, Inc.(b)	18,944
254,995	Luminex Corp.	3,450,082
4,000	M&F Worldwide Corp.(b)	145,160
5,100	M/I Homes, Inc.(b)	52,632
1,365	Macatawa Bank Corp.(b)	2,539
200	Mac-Gray Corp.(b)	1,792
700	Mack-Cali Realty Corp. REIT	22,834
2,600	Magellan Health Services, Inc.(b)	102,648
5,840	Magma Design Automation, Inc.(b)	14,074
3,400	Maguire Properties, Inc.(b)	5,576
2,600	Maidenform Brands, Inc.(b)	38,870
9,256	MainSource Financial Group, Inc.	51,001
2,700	Manhattan Associates, Inc.(b)	56,619
7,600	Manitowoc Co., Inc. (The)	82,840
3,100	Mannatech, Inc.	9,393
2,700	MannKind Corp.(b)	27,324
2,600	Mantech International Corp - Class A(b)	124,566
300	MAP Pharmaceuticals, Inc.(b)	4,503
5,529	Marchex, Inc. - Class B	30,354
7,700	Marcus Corp.	86,086
7,700	Marine Products Corp.(b)	38,962
3,400	MarineMax, Inc.(b)	30,702
10,300	Mariner Energy, Inc.(b)	148,835
690	Markel Corp.(b)	224,257
5,700	MarketAxess Holdings, Inc.	77,691
2,545	Marlin Business Services Corp.(b)	24,992
16,300	Marshall & Ilsley Corp.	112,633

Shares		Value

UNITED STATES (continued)
142,100	Martek Biosciences Corp.(b)	$3,060,834
10,800	Marten Transport Ltd.(b)	190,188
151,300	Masimo Corp.(b)	4,200,088
5,400	Massey Energy Co.	208,008
7,400	MasTec, Inc.(b)	90,946
1,273	Mastech Holdings, Inc.(b)	6,174
4,100	Matrix Service Co.(b)	41,369
153,593	Matthews International Corp. - Class A	5,199,123
15,915	Mattson Technology, Inc.(b)	52,520
800	Maui Land & Pineapple Co., Inc.(b)	2,488
2,900	MAXIMUS, Inc.	138,794
4,300	Maxwell Technologies, Inc.(b)	62,780
13,389	Maxygen, Inc.(b)	74,845
5,386	MB Financial, Inc.	109,228
14,100	MBIA, Inc.(b)	69,513
2,056	MBT Financial Corp.	3,660
1,200	McClatchy Co. (The) - Class A	6,420
2,069,624	McCormick & Co., Inc.	75,127,351
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	23,627
7,500	MCG Capital Corp.(b)	34,425
4,700	Mcgrath Rentcorp	99,029
6,700	McMoRan Exploration Co.(b)	101,907
2,600	MDC Holdings, Inc.	87,360
4,211	MDRNA, Inc.(b)	3,916
6,300	Meadowbrook Insurance Group, Inc.	42,525
2,070	MeadWestvaco Corp.	49,825
900	Measurement Specialties, Inc.(b)	10,728
201,400	MedAssets, Inc.(b)	4,076,336
7,932	Medcath Corp.(b)	53,858
2,700	Media General, Inc. - Class A(b)	22,005
7,487	Mediacom Communications Corp. - Class A(b)	31,146
5,600	Medical Action Industries, Inc.(b)	75,992
800	Medical Properties Trust, Inc. REIT	8,008
3,100	Medicines Co. (The)(b)	25,699
3,400	Medicis Pharmaceutical Corp. - Class A	78,574
5,900	Medivation, Inc.(b)	196,411
1,900	Mednax, Inc.(b)	108,034
1,800	MedQuist, Inc.	12,294
500	MEMSIC, Inc.(b)	1,610
7,300	Men’s Wearhouse, Inc.	147,095
15,900	Mentor Graphics Corp.(b)	127,518
1,700	Mercury Computer Systems, Inc.(b)	20,298
2,260	Mercury General Corp.	86,377
1,800	Meredith Corp.	55,764
181,751	Meridian Bioscience, Inc.	3,642,290

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
411	Meridian Interstate Bancorp, Inc.(b)	$3,913
44,200	Meridian Resource Corp.(b)	12,376
7,900	Merit Medical Systems, Inc.(b)	140,857
2,600	Meritage Homes Corp.(b)	58,214
6,700	Mesa Air Group, Inc.(b)	362
900	Metabolix, Inc.(b)	8,973
1,600	Metalico, Inc.(b)	7,888
5,414	Methode Electronics, Inc.	59,500
66,000	Mettler-Toledo International, Inc.(b)	6,433,020
7,600	MF Global Holdings Ltd.(b)	49,780
2,600	MGE Energy, Inc.	86,918
1,400	MGIC Investment Corp.(b)	8,470
300	MGP Ingredients, Inc.(b)	1,971
2,200	Michael Baker Corp.	85,822
5,950	Micrel, Inc.	44,446
1,500	Micromet, Inc.(b)	11,655
3,400	Micros Systems, Inc.(b)	97,172
2,200	Microsemi Corp.(b)	32,868
200	MicroStrategy, Inc. - Class A(b)	18,744
12,600	Microtune, Inc.(b)	27,972
1,276	Microvision, Inc.(b)	2,475
1,000	Micrus Endovascular Corp.(b)	16,780
1,600	Mid-America Apartment Communities, Inc.	75,072
1,000	Midas, Inc.(b)	8,250
1,087	Middleby Corp.(b)	48,980
900	Middlesex Water Co.	15,525
3,580	Midwest Banc Holdings, Inc.(b)	1,360
1,415	Miller Industries, Inc.(b)	15,862
40,000	Millipore Corp.(b)	2,758,800
4,400	Mine Safety Appliances Co.	105,996
103,750	Minera Andes, Inc.(b)	69,862
2,300	Minerals Technologies, Inc.	109,940
7,357	MIPS Technologies, Inc.(b)	28,398
12,300	Mirant Corp.(b)	173,061
1,600	Mission West Properties	11,280
10,081	MKS Instruments, Inc.(b)	167,345
7,400	Mobile Mini, Inc.(b)	103,970
3,800	Modine Manufacturing Co.(b)	36,138
3,400	ModusLink Global Solutions, Inc.(b)	34,510
5,300	Mohawk Industries, Inc.(b)	219,473
4,800	Molex, Inc. - Class A	84,624
5,200	Molina Healthcare, Inc.(b)	115,700
115,000	Molson Coors Brewing Co. - Class B	4,830,000
400	Momenta Pharmaceuticals, Inc.(b)	5,836
5,500	Monaco Coach Corp.(b)	38
4,400	Monarch Casino & Resort, Inc.(b)	31,460
3,200	MoneyGram International, Inc.(b)	9,600
400	Monmouth REIT - Class A	2,992

Shares		Value

UNITED STATES (continued)
2,011	Monolithic Power Systems, Inc.(b)	$41,467
500	Monotype Imaging Holdings, Inc.(b)	4,515
3,546	Monro Muffler, Inc.	121,344
5,900	Monster Worldwide, Inc.(b)	91,981
5,600	Moog, Inc. - Class A.(b)	169,008
2,000	Morgans Hotel Group Co.(b)	8,020
214,589	Morningstar, Inc.(b)	10,141,476
3,600	Morton’s Restaurant Group, Inc.(b)	13,788
4,900	MoSys, Inc.(b)	22,001
3,218	Movado Group, Inc.(b)	35,173
28,100	Move, Inc.(b)	49,175
677	Movie Gallery, Inc.(b)(c)(d)	0
25,329	MRV Communications, Inc.(b)	21,530
1,200	MSC Industrial Direct Co. - Class A	51,828
2,337	MSCI, Inc. - Class A(b)	69,082
5,300	MTR Gaming Group, Inc.(b)	9,381
1,100	MTS Systems Corp.	28,303
5,200	Mueller Industries, Inc.	127,868
13,353	Mueller Water Products, Inc. - Class A	60,222
1,300	Multi-Fineline Electronix, Inc.(b)	31,031
12,993	Multimedia Games, Inc.(b)	64,055
1,200	MWI Veterinary Supply, Inc.(b)	45,288
6,700	Myers Industries, Inc.	61,238
800	MYR Group, Inc.(b)	12,688
250,000	Myriad Genetics, Inc.(b)	5,875,000
9,600	Nabi Biopharmaceuticals(b)	46,656
785	NACCO Industries, Inc. - Class A	42,249
78,000	Nalco Holding Co.	1,839,240
3,500	Nanometrics, Inc.(b)	30,450
6,800	Nara Bancorp, Inc.(b)	62,152
1,900	Nash Finch Co.	65,550
16,020	National Beverage Corp.	184,711
1,100	National CineMedia, Inc.	16,478
4,400	National Financial Partners Corp.(b)	37,180
1,600	National Healthcare Corp.	58,752
297,300	National Instruments Corp.	8,737,647
109,300	National Interstate Corp.(d)	1,967,400
10,386	National Penn Bancshares, Inc.	62,316
200	National Presto Industries, Inc.	22,904
6,472	National Retail Properties, Inc.	130,734
3,100	National Semiconductor Corp.	41,106
6,000	Natural Gas Services Group, Inc.(b)	94,260
6,943	Natus Medical, Inc.(b)	94,217
3,500	Nautilus, Inc.(b)	8,785
8,500	Navigant Consulting, Inc.(b)	115,260
137,124	Navigators Group, Inc.(b)	5,851,081
1,900	Navistar International Corp.	70,281
6,000	NBT Bancorp, Inc.	125,160

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
8,800	NBTY, Inc.(b)	$391,864
4,300	NCI Building Systems, Inc.(b)	8,471
1,700	NCI, Inc. - Class A(b)	50,660
3,700	NCR Corp.	44,289
900	Neenah Paper, Inc.	12,528
2,000	Nektar Therapeutics(b)	22,840
4,700	Nelnet, Inc. - Class A	78,443
4,174	Neogen Corp.(b)	88,698
1,815,746	NetApp, Inc.(b)	52,892,681
1,700	NetFlix, Inc.(b)	105,825
5,229	Netgear, Inc.(b)	107,927
1,400	Netlogic Microsystems, Inc.(b)	57,344
12,000	Netscout Systems, Inc.(b)	168,480
96,700	NetSuite, Inc.(b)	1,526,893
9,600	Network Equipment Technologies, Inc.(b)	43,104
177,200	NeuStar, Inc. - Class A(b)	3,979,912
700	Neutral Tandem, Inc.(b)	10,822
7,200	New Jersey Resources Corp.	262,728
3,600	New York & Co., Inc.(b)	12,960
2,800	New York Times Co. (The) - Class A(b)	36,176
15,700	NewAlliance Bancshares, Inc.	182,748
1,090	Newell Rubbermaid, Inc.	14,791
1,100	NewMarket Corp.	99,242
18,777	Newpark Resources, Inc.(b)	74,920
8,760	Newport Corp.(b)	74,548
6,800	Nextwave Wireless, Inc.(b)	3,056
237,533	NIC, Inc.	2,014,280
5,400	Nicor, Inc.	218,808
100	Nighthawk Radiology Holdings, Inc.(b)	397
14,600	NL Industries, Inc.	98,988
2,440	NN, Inc.(b)	9,687
3,800	Nordson Corp.	214,852
125,000	Northern Trust Corp.	6,315,000
1,900	Northfield Bancorp, Inc.	25,156
14,395	Northwest Bancshares, Inc.	168,565
2,700	Northwest Natural Gas Co.	117,099
2,200	Northwest Pipe Co.(b)	52,624
3,065	NorthWestern Corp.	74,939
7,300	Novatel Wireless, Inc.(b)	54,604
7,201	Novavax, Inc.(b)	15,626
28,100	Novell, Inc.(b)	125,607
4,200	Novellus Systems, Inc.(b)	87,780
5,006	NPS Pharmaceuticals, Inc.(b)	17,121
500	NTELOS Holdings Corp.	8,125
6,500	Nu Skin Enterprises, Inc. - Class A	151,060
300	Nutraceutical International Corp.(b)	3,897
2,050	NutriSystem, Inc.	41,738
78,850	NuVasive, Inc.(b)	2,176,260
3,000	NxStage Medical, Inc.(b)	24,330
1,200	Oceaneering International, Inc.(b)	65,640

Shares		Value

UNITED STATES (continued)
2,207	OceanFirst Financial Corp.	$22,865
3,900	O’Charleys, Inc.(b)	28,860
14,700	Ocwen Financial Corp.(b)	134,652
11,900	Odyssey HealthCare, Inc.(b)	174,692
14,300	Office Depot, Inc.(b)	81,224
1,600	Officemax, Inc.(b)	20,752
9,400	Oil States International, Inc.(b)	346,296
4,000	Old Dominion Freight Line, Inc.(b)	110,000
8,900	Old National Bancorp	107,156
22,300	Old Republic International Corp.	236,157
4,800	Old Second Bancorp, Inc.	28,416
9,900	Olin Corp.	163,350
1,000	Olympic Steel, Inc.	27,740
3,800	OM Group, Inc.(b)	123,956
5,200	Omega Healthcare Investors, Inc.	97,292
6,100	Omega Protein Corp.(b)	26,230
1,900	Omnicare, Inc.	47,500
5,500	Omnicell, Inc.(b)	65,890
1,748,500	Omnicom Group, Inc.	61,722,050
6,300	Omnivision Technologies, Inc.(b)	81,270
9,400	Omnova Solutions, Inc.(b)	53,204
4,600	On Assignment, Inc.(b)	32,108
48,525	ON Semiconductor Corp.(b)	349,865
690	One Liberty Properties, Inc.(b)	6,251
301	OneBeacon Insurance Group Ltd. - Class A	3,907
7,300	Online Resources Corp.(b)	35,259
3,100	Onyx Pharmacueticals, Inc.(b)	89,156
13,916	Openwave Systems, Inc.(b)	31,033
4,307	Opko Health, Inc.(b)	7,322
4,300	Oplink Communications, Inc.(b)	63,855
3,900	Opnet Technologies, Inc.	45,825
2,100	Opnext, Inc.(b)	3,969
300	Optimer Pharmaceuticals, Inc.(b)	3,696
1,400	optionsXpress Holdings, Inc.	20,090
16,565	OraSure Technologies, Inc.(b)	84,813
5,000	Orbital Sciences Corp.(b)	79,050
1,302	Orbitz Worldwide, Inc.(b)	7,994
1,100	Orexigen Therapeutics, Inc.(b)	6,996
700	Orion Marine Group, Inc.(b)	13,251
700	Oritani Financial Corp.	9,177
1,200	Ormat Technologies, Inc.	41,304
13,200	Orthovita, Inc.(b)	48,048
2,600	Oshkosh Corp.	93,782
3,400	OSI Pharmaceuticals, Inc.(b)	116,348
4,500	OSI Systems, Inc.(b)	119,115
300	Osiris Therapeutics, Inc.(b)	2,397
10,700	OTIX Global, Inc.(b)	9,095
2,761	Otter Tail Corp.	59,638

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,000	Outdoor Channel Holdings, Inc.(b)	$5,050
2,300	Overseas Shipholding Group, Inc.	102,603
1,900	Overstock.com, Inc.(b)	22,534
1,700	Owens & Minor, Inc.	68,153
10,600	Owens Corning, Inc.(b)	272,738
2,929	Oxford Industries, Inc.	52,253
800	OYO Geospace Corp.(b)	29,976
2,700	P.F. Chang’s China Bistro, Inc.(b)	104,220
5,786	Pacific Capital Bancorp	6,943
300	Pacific Continental Corp.	3,045
5,000	Pacific Sunwear of California(b)	17,600
4,000	Packaging Corp. of America	88,160
3,100	Pactiv Corp.(b)	69,905
3,070	PacWest Bancorp	63,702
4,500	PAETEC Holding Corp.(b)	14,265
11,900	Pain Therapeutics, Inc.(b)	62,951
75,000	Pall Corp.	2,585,250
11,344	Palm Harbor Homes, Inc.(b)	23,255
19,600	Palm, Inc.(b)	203,644
1,994	Palomar Medical Technologies, Inc.(b)	18,345
29,600	Panera Bread Co. - Class A(b)	2,114,032
500	Panhandle Oil and Gas, Inc. - Class A	11,575
5,800	Pantry, Inc. (The)(b)	78,126
2,400	Papa John’s International, Inc.(b)	56,640
2,100	Par Pharmaceutical Cos., Inc.(b)	55,272
300	PAR Technology Corp.(b)	1,737
5,200	Parametric Technology(b)	86,112
9,000	Parexel International Corp.(b)	174,060
7,600	Park Electrochemical Corp.	199,500
1,900	Park National Corp.	104,120
18,237	Parker Drilling Co.(b)	87,720
3,500	Parkervision, Inc.(b)	5,600
1,313	Park-Ohio Holdings Corp.(b)	12,001
1,100	Parkway Properties, Inc.	22,913
3,700	Patriot Coal Corp.(b)	57,313
4,400	Patterson Cos., Inc.(b)	125,664
12,400	Patterson-UTI Energy, Inc.	190,464
145,000	Paychex, Inc.	4,203,550
6,897	PC Connection, Inc.(b)	44,141
1,400	PC Mall, Inc.(b)	7,154
4,814	PC-Tel, Inc.(b)	27,969
13,980	PDF Solutions, Inc.(b)	55,361
1,616	PDI, Inc.(b)	8,048
6,200	PDL BioPharma, Inc.	39,680
945	Peapack Gladstone Financial Corp.	10,017
4,042	Peet’s Coffee & Tea, Inc.(b)	132,173
7,100	Pegasystems, Inc.	236,075
1,700	Penford Corp.	17,442

Shares		Value

UNITED STATES (continued)
6,700	Penn National Gaming, Inc.(b)	$180,766
44,600	Penn Virginia Corp.	1,082,442
3,400	Pennsylvania Real Estate Investment Trust	30,464
15,400	Penske Auto Group, Inc.(b)	216,524
1,700	Penson Worldwide, Inc.(b)	14,314
6,200	Pentair, Inc.	189,348
1,400	Penwest Pharmaceuticals Co.(b)	3,640
871	Peoples Bancorp, Inc.	11,306
4,900	PEP Boys - Manny Moe & Jack	40,915
3,700	Perficient, Inc.(b)	35,927
9,090	Pericom Semiconductor Corp.(b)	79,992
8,600	PerkinElmer, Inc.	173,204
2,800	Perrigo Co.	123,984
2,916	Perry Ellis International, Inc.(b)	46,743
1,900	Pervasive Software, Inc.(b)	9,728
7,800	PetMed Express, Inc.	143,754
85,000	PetroHawk Energy Corp.(b)	1,898,050
3,643	Petroleum Development Corp.(b)	76,357
23,900	Petroquest Energy, Inc.(b)	130,016
3,800	PetSmart, Inc.	97,850
2,700	PFF Bancorp, Inc.(b)	22
1,181	PGT, Inc.(b)	2,268
800	Pharmaceutical Product Development, Inc.	18,688
600	Pharmasset, Inc.(b)	12,540
2,159	PharMerica Corp.(b)	35,149
1,500	Phase Forward, Inc.(b)	21,930
8,500	PHH Corp.(b)	148,240
5,900	PHI, Inc. - Non Voting(b)	114,814
200	PHI, Inc. - Voting(b)	3,900
3,070	Phillips-Van Heusen Corp.	120,620
14,400	Phoenix Cos., Inc. (The)	33,840
8,617	Phoenix Technologies Ltd.(b)	27,144
10,872	Photronics, Inc.(b)	41,857
3,500	Pico Holdings, Inc.(b)	109,865
5,400	Piedmont Natural Gas Co.	138,618
43,700	Pier 1 Imports, Inc.(b)	222,870
3,100	Pike Electric Corp.(b)	27,032
7,400	Pinnacle Airlines Corp.(b)	56,314
8,300	Pinnacle Entertainment, Inc.(b)	67,728
5,000	Pinnacle Financial Partners, Inc.(b)	75,600
4,100	Pioneer Drilling Co.(b)	32,595
51,000	Pioneer Natural Resources Co.	2,242,980
1,200	Piper Jaffray Cos.(b)	58,296
116,800	Plains Exploration & Production Co.(b)	3,895,280
6,400	Plantronics, Inc.	169,088
14,000	Playboy Enterprises, Inc. - Class B(b)	45,640
4,200	Plexus Corp.(b)	142,842
43,300	Plug Power, Inc.(b)	25,114

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
2,300	PLX Technology, Inc.(b)	$10,212
7,384	PMA Capital Corp. - Class A(b)	44,452
23,200	PMC - Sierra, Inc.(b)	184,440
2,400	PMI Group, Inc. (The)(b)	5,160
4,900	PNM Resources, Inc.	56,987
3,176	Polaris Industries, Inc.	140,411
2,900	Polycom, Inc.(b)	65,047
20,500	PolyOne Corp.(b)	152,725
4,100	Polypore International, Inc.(b)	55,063
1,300	Poniard Pharmaceuticals, Inc.(b)	2,080
1,100	Pool Corp.	20,196
2,900	Portfolio Recovery Associates, Inc.(b)	132,182
1,000	Portland General Electric Co.	19,500
5,400	Post Properties, Inc.	96,390
3,301	Powell Industries, Inc.(b)	96,422
400	Power Integrations, Inc.	12,484
1,900	PowerSecure International, Inc.(b)	12,502
13,030	Powerwave Technologies, Inc.(b)	17,851
5,317	Pozen, Inc.(b)	31,264
1,215	Preferred Bank Los Angeles	1,944
5,700	Premiere Global Services, Inc.(b)	46,056
1,700	Pre-Paid Legal Services, Inc.(b)	67,779
5,520	Presidential Life Corp.	49,846
18,104	Presstek, Inc.(b)	51,234
4,200	Prestige Brands Holdings, Inc.(b)	32,634
3,200	Pricesmart, Inc.	64,032
6,648	Princeton Review, Inc.(b)	28,121
1,804	PrivateBancorp, Inc.	24,534
4,300	ProAssurance Corp.(b)	218,268
3,886	Progenics Pharmaceuticals, Inc.(b)	17,487
79,900	Progress Software Corp.(b)	2,247,587
663	Progressive Gaming International Corp.(b)	13
6,400	Prosperity Bancshares, Inc.	258,048
5,650	Protection One, Inc.(b)	48,872
7,300	Protective Life Corp.	123,005
5,726	Providence Service Corp. (The)(b)	73,522
700	Provident Financial Holdings, Inc.	2,485
8,600	Provident Financial Services, Inc.	98,040
16,243	Provident New York Bancorp	132,380
3,000	PS Business Parks, Inc.	143,640
9,332	PSS World Medical, Inc.(b)	191,493
4,400	Psychiatric Solutions, Inc.(b)	97,020
2,397	QAD, Inc.	13,136
3,090	QC Holdings, Inc.	19,004
3,900	QLogic Corp.(b)	67,041
3,600	Quaker Chemical Corp.	62,964

Shares		Value

UNITED STATES (continued)
2,100	Quality Systems, Inc.	$108,234
4,900	Quanex Building Products Corp.	78,792
42,500	Quantum Corp.(b)	108,800
5,750	Quest Resource Corp.(b)	3,945
17,800	Quest Software, Inc.(b)	306,516
10,300	Questcor Pharmaceuticals, Inc.(b)	46,659
5,600	Quicksilver Resources, Inc.(b)	74,424
2,664	Quidel Corp.(b)	35,378
15,800	Quiksilver, Inc.(b)	31,916
2,200	Radian Group, Inc.	14,146
5,400	Radiant Systems, Inc.(b)	62,370
1,200	Radio One, Inc. - Class A(b)	4,584
1,430	Radio One, Inc. - Class D(b)	4,590
5,700	Radioshack Corp.	111,264
6,000	Radisys Corp.(b)	45,060
2,500	Ralcorp Holdings, Inc.	154,500
110,000	Ralcorp Holdings, Inc.(b)	6,798,000
3,300	Rambus, Inc.(b)	72,402
1,800	Ramco-Gershenson Properties	17,136
25,000	Range Resources Corp.	1,150,000
3,480	Raven Industries, Inc.	99,458
6,400	Raymond James Financial, Inc.	161,984
102,200	RBC Bearings, Inc.(b)	2,375,128
6,539	RC2 Corp.(b)	93,965
700	RCN Corp.(b)	6,867
18,353	RealNetworks, Inc.(b)	77,450
1,100	Realty Income Corp. REIT	30,723
4,398	Red Robin Gourmet Burgers, Inc.(b)	81,055
1,575	Reddy Ice Holdings, Inc.(b)	7,875
4,100	Regal Entertainment Group - Class A	60,557
5,000	Regal-Beloit Corp.	237,000
12,490	Regeneron Pharmaceuticals, Inc.(b)	332,983
5,600	Regis Corp.	89,208
3,500	RehabCare Group, Inc.(b)	101,710
3,950	Reinsurance Group of America, Inc.	192,444
4,180	Reliance Steel & Aluminum Co.	170,293
5,193	Renaissance Learning, Inc.	69,119
5,222	Renasant Corp.	74,936
10,524	Rent-A-Center, Inc.(b)	210,480
14,700	Rentech, Inc.(b)	17,493
9,400	Republic Airways Holdings, Inc.(b)	45,966
1,200	Republic Bancorp, Inc. - Class A	19,932
150,000	Republic Services, Inc.	4,018,500
5,599	Res-Care, Inc.(b)	50,447
72,000	ResMed, Inc.(b)	3,682,080
175,000	Resolute Energy Corp.(b)	1,898,750
3,000	Resource America, Inc. - Class A	11,490
4,300	Resources Connection, Inc.(b)	76,798

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
8,100	Retail Ventures, Inc.(b)	$67,068
5,087	Revlon, Inc. - Class A(b)	78,391
3,000	Rex Energy Corp.(b)	37,170
56,149	RF Micro Devices, Inc.(b)	216,174
6,300	Rigel Pharmaceuticals, Inc.(b)	51,723
6,300	RightNow Technologies, Inc.(b)	100,737
2,900	Rimage Corp.(b)	43,239
1,500	Riskmetrics Group, Inc.(b)	25,560
2,200	Riverbed Technology, Inc.(b)	49,324
4,800	RLI Corp.	247,008
6,200	Robbins & Myers, Inc.	137,764
5,500	Rock-Tenn Co. - Class A	234,795
1,726	Rockville Financial, Inc.	16,777
2,900	Rockwood Holdings, Inc.(b)	63,539
3,000	Rofin-Sinar Technologies, Inc.(b)	65,670
3,300	Rogers Corp.(b)	79,002
8,850	Rollins, Inc.	174,168
1,300	Roma Financial Corp.	15,262
115,000	Roper Industries, Inc.	5,759,200
3,200	Rosetta Resources, Inc.(b)	65,792
4,400	Rovi Corp.(b)	127,028
10,200	Rowan Cos, Inc.(b)	219,096
1,500	Royal Caribbean Cruises Ltd.(b)	39,135
4,000	Royal Gold, Inc.	170,480
17,550	RPC, Inc.	216,742
5,900	RPM International, Inc.	110,330
1,300	RR Donnelley & Sons Co.	25,766
29,200	RRI Energy, Inc.(b)	144,540
4,300	RSC Holdings, Inc.(b)	30,874
12,859	RTI Biologics, Inc.(b)	40,634
4,343	RTI International Metals, Inc.(b)	107,489
800	Rubicon Technology, Inc.(b)	12,624
4,500	Ruby Tuesday, Inc.(b)	31,095
258,600	Ruddick Corp.	7,331,310
7,900	Rudolph Technologies, Inc.(b)	49,533
6,900	Rush Enterprises, Inc. - Class A(b)	78,384
5,300	Ryder System, Inc.	192,920
3,200	Ryland Group, Inc.	71,232
3,100	S & T Bancorp, Inc.	54,312
15,536	S1 Corp.(b)	92,905
2,350	Safeguard Scientifics, Inc.(b)	25,450
8,000	Safety Insurance Group, Inc.	280,000
240,000	Safeway, Inc.	5,388,000
1,300	Saga Communications, Inc. - Class A(b)	17,030
3,400	Saia, Inc.(b)	40,800
8,400	Saks, Inc.(b)	54,096
4,505	Salem Communications Corp. - Class A(b)	24,102
5,304	Salix Pharmaceuticals Ltd.(b)	155,195
14,700	Sally Beauty Holdings, Inc.	122,598
3,501	Sanders Morris Harris Group, Inc.	16,560

Shares		Value

UNITED STATES (continued)
2,300	Sanderson Farms, Inc.	$107,525
576,200	SandRidge Energy, Inc.(b)	4,874,652
5,999	Sandy Spring Bancorp, Inc.	71,928
8,200	Sangamo Biosciences, Inc.(b)	45,100
1,600	Sanmina-SCI Corp.(b)	21,120
6,000	Santarus, Inc.(b)	28,380
12,700	Sapient Corp.(b)	98,425
4,800	Sauer-Danfoss, Inc.(b)	54,576
1,400	Saul Centers, Inc.	49,896
10,200	Savient Pharmaceuticals, Inc.(b)	130,866
1,200	SAVVIS, Inc.(b)	18,888
4,600	SBA Communications Corp. - Class A(b)	152,214
2,900	Scansource, Inc.(b)	81,954
700	SCBT Financial Corp.	21,000
13,280	Schawk, Inc.	171,046
1,400	Schnitzer Steel Industries, Inc. - Class A	56,700
6,500	Scholastic Corp.	194,350
2,600	School Specialty, Inc.(b)	57,434
6,001	Schulman (A.), Inc.	135,143
7,776	Schweitzer-Mauduit International, Inc.	585,066
615	Sciclone Pharmaceuticals, Inc.(b)	1,624
3,900	Scientific Games Corp. - Class A(b)	54,912
1,900	Scotts Miracle-Gro Co. (The) - Class A	75,430
1,300	SeaBright Insurance Holdings, Inc.(b)	13,234
7,800	Seachange International, Inc.(b)	50,466
3,200	Seacoast Banking Corp. of Florida	4,928
1,800	SEACOR Holdings, Inc.(b)	126,450
9,900	Sealed Air Corp.	196,416
7,616	Seattle Genetics, Inc.(b)	78,597
3,858,900	SEI Investments Co.	68,341,119
4,500	Select Comfort Corp.(b)	29,115
8,400	Selective Insurance Group	129,948
6,800	Semtech Corp.(b)	101,864
200	Seneca Foods Corp. - Class A(b)	5,400
1,200	Senior Housing Properties Trust REIT	25,020
2,060	Senomyx, Inc.(b)	8,055
306,300	Sensient Technologies Corp.	7,948,485
9,200	Sequenom, Inc.(b)	36,892
24,400	Service Corp. International	187,148
3,500	Shaw Group, Inc. (The)(b)	113,015
4,200	Shenandoah Telecommunications Co.	72,240
125,000	Sherwin-Williams Co. (The)	7,918,750
4,200	Shiloh Industries, Inc.(b)	18,900
3,300	Shoe Carnival, Inc.(b)	60,291

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,200	ShoreTel, Inc.(b)	$6,372
1,200	Shuffle Master, Inc.(b)	10,668
800	Shutterfly, Inc.(b)	12,656
800	Sierra Bancorp	8,176
3,185	Sigma Designs, Inc.(b)	35,385
5,325	Signature Bank(b)	184,138
106,400	Silgan Holdings, Inc.	5,516,840
5,800	Silicon Graphics International Corp.(b)	46,458
30,458	Silicon Image, Inc.(b)	73,404
2,000	Silicon Laboratories, Inc.(b)	84,480
23,420	Silicon Storage Technology, Inc.(b)	62,531
5,036	Simmons First National Corp. - Class A	135,166
7,850	Simpson Manufacturing Co., Inc.	193,581
7,253	Sinclair Broadcast Group, Inc. - Class A(b)	36,628
3,100	Sirona Dental Systems, Inc.(b)	99,727
15,400	SIRVA, Inc.(b)(c)(d)	5
2,800	SJW Corp.	61,404
4,600	Skechers U.S.A., Inc. - Class A(b)	129,076
500	Skilled Healthcare Group, Inc. - Class A(b)	3,270
1,600	Skyline Corp.	29,296
9,380	Skywest, Inc.	137,229
27,900	Skyworks Solutions, Inc.(b)	354,051
600	SL Green Realty Corp. REIT	27,294
428,200	Smart Balance, Inc.(b)	2,380,792
1,700	SMART Modular Technologies WWH, Inc.(b)	10,336
4,700	Smith & Wesson Holding Corp.(b)	18,612
2,000	Smith Micro Software, Inc.(b)	15,500
14,500	Smithfield Foods, Inc.(b)	218,370
900	Smithtown Bancorp, Inc.	4,869
4,260	Snap-On, Inc.	174,149
51,500	Solera Holdings, Inc.	1,705,165
3,108	Solutia, Inc.(b)	42,735
1,000	Somanetics Corp.(b)	15,850
1,900	Somaxon Pharmaceuticals, Inc.(b)	4,294
5,900	Sonic Automotive, Inc. - Class A(b)	56,345
4,200	Sonic Corp.(b)	35,406
9,100	Sonic Solutions, Inc.(b)	77,896
19,944	SonicWALL, Inc.(b)	151,973
3,500	Sonoco Products Co.	97,160
104,300	SonoSite, Inc.(b)	2,840,089
20,756	Sonus Networks, Inc.(b)	43,795
5,300	Sotheby’s	123,172
50,600	Sourcefire, Inc.(b)	1,055,010
4,400	South Jersey Industries, Inc.	168,652
1,300	Southern Union Co.	28,652
4,085	Southside Bancshares, Inc.	81,292

Shares		Value

UNITED STATES (continued)
3,800	Southwest Bancorp, Inc.	$28,462
4,200	Southwest Gas Corp.	116,214
5,115	Southwest Water Co.	30,997
1,800	Sovran Self Storage, Inc.	61,020
2,800	Spanish Broadcasting System, Inc. - Class A(b)	2,324
4,275	Spartan Motors, Inc.	25,650
7,600	Spartan Stores, Inc.	102,904
6,300	Spartech Corp.(b)	63,567
5,400	Spectranetics Corp.(b)	37,206
1,100	Spectrum Control, Inc.(b)	11,352
842	Spectrum Group International Inc.(b)	1,600
5,870	Speedway Motorsports, Inc.	97,559
13,801	Spherion Corp.(b)	77,838
6,700	Spirit Aerosystems Holdings, Inc. - Class A(b)	143,715
1,000	Sport Supply Group, Inc.	11,890
3,100	SPX Corp.	168,764
4,600	SRA International, Inc. - Class A(b)	79,212
1,900	St. Joe Co. (The)(b)	49,400
100,000	St. Jude Medical, Inc.(b)	3,773,000
57,100	St. Mary Land & Exploration Co.	1,829,484
5,100	Stage Stores, Inc.	65,892
2,186	Stamps.com, Inc.(b)	19,324
2,900	StanCorp Financial Group, Inc.	124,642
2,800	Standard Microsystems Corp.(b)	55,860
1,000	Standard Motor Products, Inc.(b)	7,840
7,900	Standard Pacific Corp.(b)	28,677
3,363	Standard Parking Corp.(b)	54,581
5,414	Standard Register Co. (The)	28,802
4,600	Standex International Corp.	104,926
300	Stanley Furniture Co., Inc.(b)	2,925
5,365	Stanley Works (The)	274,956
600	Stanley, Inc.(b)	15,708
1,200	Star Scientific, Inc.(b)	840
400	StarTek, Inc.(b)	2,960
5,550	State Auto Financial Corp.	87,190
1,281	State Bancorp, Inc.	9,415
95	Steak N Shake Co. (The)(b)	30,518
13,700	STEC, Inc.(b)	192,074
5,600	Steel Dynamics, Inc.	85,008
7,000	Steelcase, Inc. - Class A	49,560
5,400	Stein Mart, Inc.(b)	42,660
2,000	Steinway Musical Instruments(b)	32,600
1,224	StellarOne Corp.	12,803
3,500	Stepan Co.	204,680
5,205	Stereotaxis, Inc.(b)	21,132
50,000	Stericycle, Inc.(b)	2,646,500
1,700	STERIS Corp.	44,336
6,300	Sterling Bancorp	46,935
13,996	Sterling Bancshares, Inc.	71,520

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,200	Sterling Construction Co., Inc.(b)	$22,824
6,389	Sterling Financial Corp.(b)	4,805
4,950	Steven Madden Ltd.(b)	198,693
427,400	Stewart Enterprises, Inc. - Class A	2,166,918
2,529	Stewart Information Services Corp.	25,948
4,650	Stifel Financial Corp.(b)	243,195
17,000	Stillwater Mining Co.(b)	170,850
7,196	Stone Energy Corp.(b)	114,704
4,200	Stratasys, Inc.(b)	96,600
6,500	Strategic Hotels & Resorts, Inc.(b)	14,950
400	Strayer Education, Inc.	83,112
400	Student Loan Corp. (The)	18,120
3,800	Sturm Ruger & Co., Inc.	39,596
1,500	SuccessFactors, Inc.(b)	24,450
2,804	Suffolk Bancorp.	75,596
3,100	Sulphco, Inc.(b)	1,426
5,539	Sun Bancorp, Inc.(b)	21,104
1,300	Sun Communities, Inc.	23,543
6,500	Sun Healthcare Group, Inc.(b)	56,810
1,500	Sun Hydraulics Corp.	33,570
300	Sunoco, Inc.	7,527
600	SunPower Corp. - Class B(b)	11,142
9,100	Sunrise Senior Living, Inc.(b)	27,027
6,897	Sunstone Hotel Investors, Inc.(b)	59,245
702	Super Micro Computer, Inc.(b)	8,684
10,591	SuperGen, Inc.(b)	28,702
1,500	Superior Bancorp(b)	5,025
407,900	Superior Energy Services, Inc.(b)	9,369,463
3,700	Superior Industries International, Inc.	54,427
6,300	Superior Well Services, Inc.(b)	99,729
1,375	Supertex, Inc.(b)	32,931
15,200	SUPERVALUE, Inc.	223,592
7,000	support.com, Inc.(b)	17,360
7,113	SureWest Communications(b)	63,661
76,533	SurModics, Inc.(b)	1,530,660
12,379	Susquehanna Bancshares, Inc.	97,175
400	Susser Holdings Corp.(b)	3,528
5,700	SVB Financial Group(b)	247,323
5,686	Swift Energy Co.(b)	142,491
700	Switch & Data Facilities Co., Inc.(b)	12,796
3,400	SWS Group, Inc.	40,800
2,152	SY Bancorp, Inc.	45,601
2,200	Sybase, Inc.(b)	89,474
3,811	Sycamore Network,s Inc.	73,895
9,442	SYKES Enterprises, Inc.(b)	226,419
11,111	Symmetricom, Inc.(b)	56,666
3,500	Symmetry Medical, Inc.(b)	31,220
3,100	Syms Corp.(b)	24,242

Shares		Value

UNITED STATES (continued)
8,700	Symyx Technologies, Inc.(b)	$42,978
6,495	Synaptics, Inc.(b)	164,388
12,400	Syniverse Holdings, Inc.(b)	208,444
4,000	SYNNEX Corp.(b)	105,880
5,700	Synopsys, Inc.(b)	121,239
3,400	Synovis Life Technologies, Inc.(b)	43,282
15,000	Synovus Financial Corp.	41,400
9,600	Syntax-Brillian Corp.(b)(c)(d)	0
3,900	Syntel, Inc.	131,118
300	Syntroleum Corp.(b)	681
14,600	Systemax, Inc.	255,938
1,800	T-3 Energy Services, Inc.	40,590
10,100	Take-Two Interactive Software, Inc.(b)	93,728
1,000	TAL International Group, Inc.	14,100
7,800	Talbots, Inc.(b)	87,828
700	Taleo Corp. - Class A(b)	14,217
3,300	Tanger Factory Outlet Centers	126,390
300	Targacept, Inc.(b)	6,285
4,920	Taser International, Inc.(b)	27,749
5,900	Taubman Centers, Inc. REIT	186,794
1,401	Taylor Capital Group, Inc.(b)	12,763
3,900	TCF Financial Corp.	57,096
1,738	Team, Inc.(b)	31,006
7,600	Tech Data Corp.(b)	309,700
66,000	Techne Corp.	4,330,920
8,700	Technitrol, Inc.	38,976
500	TechTarget, Inc.(b)	2,650
900	Techwell, Inc.(b)	9,729
3,800	Tecumseh Products Co. - Class A(b)	42,104
700	Tecumseh Products Co. - Class B(b)	7,910
1,110	Tejon Ranch Co.(b)	33,977
12,500	Tekelec(b)	187,250
4,600	Teledyne Technologies, Inc.(b)	171,396
76,900	Teleflex, Inc.	4,395,604
1,900	Telephone & Data Systems, Inc.	59,945
2,170	Telephone & Data Systems, Inc. - Special Shares	61,671
6,937	TeleTech Holdings, Inc.(b)	132,080
27,060	Tellabs, Inc.(b)	173,996
5,390	Temple-Inland, Inc.	93,624
4,500	Tempur-Pedic International, Inc.(b)	112,005
14,400	Tenet Healthcare Corp.(b)	79,776
2,800	Tennant Co.	67,004
8,800	Tenneco, Inc.(b)	155,584
6,500	Teradyne, Inc.(b)	60,710
5,400	Terex Corp.(b)	105,570
8,000	Terremark Worldwide, Inc.(b)	65,440
5,200	Tesoro Corp.	65,000
1,500	Tessera Technologies, Inc.(b)	25,755
12	Teton Advisors, Inc. - Class A	162

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
8,455	Tetra Tech, Inc.(b)	$191,421
11,300	Tetra Technologies, Inc.(b)	118,198
6,100	Texas Capital Bancshares, Inc.(b)	102,785
3,300	Texas Industries, Inc.	112,002
8,300	Texas Roadhouse, Inc. - Class A(b)	96,529
1,700	TFS Financial Corp.	21,862
1,800	Theravance, Inc.(b)	19,746
5,500	TheStreet.com, Inc.	17,435
4,000	Thomas & Betts Corp.(b)	135,040
8,300	Thomas Properties Group, Inc.	21,995
1,100	Thomas Weisel Partners Group, Inc.(b)	4,697
7,006	Thor Industries, Inc.	222,440
9,800	Thoratec Corp.(b)	277,830
5,250	THQ, Inc.(b)	26,460
20,702	TIBCO Software, Inc.(b)	185,490
4,200	Tidewater, Inc.	196,644
1,300	Tier Technologies, Inc.(b)	10,010
2,500	TierOne Corp.(b)	2,488
7,900	Timberland Co. - Class A(b)	135,880
5,600	Timken Co.	125,496
4,000	Titan International, Inc.	31,040
1,000	Titan Machinery, Inc.(b)	11,020
8,400	Titanium Metals Corp.(b)	97,692
9,900	TiVo, Inc.(b)	89,298
3,750	TNS, Inc.(b)	85,875
8,200	Toll Brothers, Inc.(b)	151,454
2,200	TomoTherapy, Inc.(b)	8,910
2,810	Tompkins Financial Corp.	110,152
4,229	Tootsie Roll Industries, Inc.	110,081
4,300	Torchmark Corp.	193,070
3,200	Toro Co.	124,640
6,400	Total System Services, Inc.	91,584
200	Tower Bancorp, Inc.	5,024
2,000	Tower Group, Inc.	44,200
2,000	Towers Watson & Co. - Class A	87,260
300	TowneBank	3,207
5,500	Tractor Supply Co.(b)	277,585
4,185	TradeStation Group, Inc.(b)	29,588
5,989	Transatlantic Holdings, Inc.	297,593
2,000	TransDigm Group, Inc.	96,540
1,100	Travelzoo, Inc.(b)	11,803
4,800	TRC Cos., Inc.(b)	12,912
7,600	Tredegar Corp.	122,968
1,400	Tree.com, Inc.(b)	10,234
5,100	TreeHouse Foods, Inc.(b)	197,574
2,400	Trex Co., Inc.(b)	37,008
5,700	Trico Bancshares	98,382
3,100	Trico Marine Services, Inc.(b)	10,850
9,880	Trident Microsystems, Inc.(b)	17,982
5,110	Trimble Navigation Ltd.(b)	116,968
4,503	Trimeris, Inc.(b)	10,357
6,200	Trinity Industries	96,968
28,756	TriQuint Semiconductor, Inc.(b)	172,536

Shares		Value

UNITED STATES (continued)
2,200	Triumph Group, Inc.	$112,046
1,200	Tri-Valley Corp.(b)	2,256
1,600	True Religion Apparel, Inc.(b)	30,896
6,100	TrueBlue, Inc.(b)	88,511
10,059	Trustco Bank Corp.	60,354
8,775	Trustmark Corp.	200,070
8,000	TRW Automotive Holdings Corp.(b)	184,240
9,900	TTM Technologies, Inc.(b)	102,465
5,800	Tuesday Morning Corp.(b)	25,346
47,600	Tupperware Brands Corp.	2,021,096
3,700	Tutor Perini Corp.(b)	70,522
4,300	tw telecom, Inc.(b)	66,263
1,400	Twin Disc, Inc.	13,482
6,500	Tyler Technologies, Inc.(b)	121,745
4,400	UAL Corp.(b)	53,812
1,500	UDR, Inc. REIT	23,340
3,076	UIL Holdings Corp.	83,575
1,200	Ulta Salon Cosmetics & Fragrance, Inc.(b)	23,280
151,700	Ultimate Software Group, Inc.(b)	4,535,830
4,400	Ultra Clean Holdings(b)	28,424
1,146,507	Ultra Petroleum Corp.(b)	52,670,532
5,008	Ultralife Corp.(b)	19,231
3,841	Ultratech, Inc.(b)	52,391
40,024	UMB Financial Corp.	1,581,348
8,639	Umpqua Holdings Corp.	106,778
800	Under Armour, Inc. - Class A(b)	20,320
3,700	Unifi, Inc.(b)	12,358
2,000	Unifirst Corp.	100,480
4,950	Union Bankshares Corp.	63,608
3,800	Union Drilling, Inc.(b)	27,626
4,900	Unisource Energy Corp.	150,626
940	Unisys Corp.(b)	27,157
4,100	Unit Corp.(b)	186,714
7,159	United Bankshares, Inc.	178,259
4,154	United Community Banks, Inc.(b)	18,651
5,035	United Community Financial Corp.(b)	9,063
508	United Financial Bancorp, Inc.	6,675
3,500	United Fire & Casualty Co.	58,870
4,949	United Natural Foods, Inc.(b)	134,167
12,254	United Online, Inc.	77,445
9,900	United Rentals, Inc.(b)	79,299
100	United States Lime & Minerals, Inc.(b)	3,945
4,514	United Stationers, Inc.(b)	246,284
600	United Therapeutics Corp.(b)	35,742
900	Unitil Corp.	19,593
4,110	Unitrin, Inc.	89,187
9,230	Universal American Corp.(b)	123,313
2,386	Universal Corp.	108,301
5,000	Universal Display Corp.(b)	56,350
3,108	Universal Electronics, Inc.(b)	73,877

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
2,311	Universal Forest Products, Inc.	$78,435
1,100	Universal Health Realty Income Trust REIT	36,520
5,400	Universal Health Services, Inc. - Class B	157,464
4,800	Universal Insurance Holdings, Inc.	28,368
200	Universal Stainless & Alloy(b)	3,646
4,700	Universal Technical Institute, Inc.(b)	86,339
5,500	Universal Truckload Services, Inc.	92,620
4,405	Univest Corp. of Pennsylvania	77,440
1,400	Urstadt Biddle Properties, Inc.	19,670
3,600	Urstadt Biddle Properties, Inc. - Class A	53,964
500	US Airways Group, Inc.(b)	2,655
1,700	US Cellular Corp.(b)	62,169
29,010	US Gold Corp.(b)	64,692
1,400	US Physical Therapy, Inc.(b)	21,924
3,955	USA Mobility, Inc.	41,092
300	USA Truck, Inc.(b)	3,705
700	USANA Health Sciences, Inc.(b)	19,894
8,400	USEC, Inc.	33,600
4,400	USG Corp.(b)	52,844
4,400	U-Store-It Trust.	30,448
204,700	UTi Worldwide, Inc.	2,810,531
31,900	Utstarcom, Inc.(b)	68,904
16,774	Vaalco Energy, Inc.	70,954
4,700	Vail Resorts, Inc.(b)	158,390
1,300	Valassis Communications, Inc.(b)	27,209
15,700	Valeant Pharmaceuticals International(b)	525,479
2,798	Valhi, Inc.	44,908
9,000	Valley National Bancorp	123,750
800	Valmont Industries, Inc.	55,568
6,200	Valspar Corp.	164,176
3,100	Valueclick, Inc.(b)	28,675
7,753	Valuevision Media, Inc. - Class A(b)	31,942
700	Vanda Pharmaceuticals, Inc.(b)	7,007
1,900	Varian Semiconductor Equipment Associates, Inc.(b)	55,727
3,100	Varian, Inc.(b)	159,836
153,300	VCA Antech, Inc.(b)	3,892,287
8,329	Vector Group Ltd.	116,523
7,000	Veeco Instruments, Inc.(b)	222,740
1,400	Venoco, Inc.(b)	16,142
997	Verenium Corp.(b)	5,184
2,800	VeriFone Holdings, Inc.(b)	49,812
180,000	VeriSign, Inc.	4,123,800
2,600	Viad Corp.	51,298
5,000	Viasat, Inc.(b)	136,650
1,900	Vical, Inc.(b)	5,358
3,000	Vicor Corp.(b)	25,980

Shares		Value

UNITED STATES (continued)
1,700	ViewPoint Financial Group	$25,075
1,028	Virage Logic Corp.(b)	5,726
4,862	Virginia Commerce Bancorp(b)	28,248
10,329	Viropharma, Inc.(b)	102,051
720	Virtus Investment Partners, Inc.(b)	11,786
500	Virtusa Corp.(b)	4,455
14,200	Vishay Intertechnology, Inc.(b)	107,068
4,240	Vital Images, Inc.(b)	60,293
4,470	Vivus, Inc.(b)	37,772
3,500	Vocus, Inc.(b)	56,420
4,600	Volcano Corp.(b)	91,126
1,900	Volcom, Inc.(b)	29,963
5,600	Volt Information Sciences, Inc.(b)	52,024
1,300	Volterra Semiconductor Corp.(b)	25,337
200	VSE Corp.	10,134
1,700	W&T Offshore, Inc.	15,147
275,000	W.R. Berkley Corp.	6,690,750
5,300	Wabash National Corp.(b)	15,688
2,600	WABCO Holdings, Inc.	67,210
123,029	Wabtec Corp.	4,715,702
5,800	Waddell & Reed Financial, Inc. - Class A	181,714
1,100	Walter Energy, Inc.	71,412
7,155	Warnaco Group, Inc. (The)(b)	277,042
4,000	Warner Music Group Corp.(b)	19,320
28,800	Warren Resources, Inc.(b)	66,528
500	Washington Banking Co.	5,900
7,300	Washington Federal, Inc.	136,145
5,900	Washington Real Estate Investment Trust	154,521
2,900	Washington Trust Bancorp, Inc.	49,561
561,700	Waste Connections, Inc.(b)	18,069,889
1,046,151	Waters Corp.(b)	59,609,684
1,200	Waterstone Financial, Inc.(b)	2,640
2,800	Watsco, Inc.	134,288
3,800	Watts Water Technologies, Inc. - Class A	109,934
8,100	Wausau Paper Corp.(b)	71,442
103,200	WD-40 Co.	3,175,464
8,231	Web.com Group, Inc.(b)	45,929
17,800	WebMediaBrands, Inc.(b)	20,292
6,500	Websense, Inc.(b)	120,445
2,800	Webster Financial Corp.	43,316
1,700	Weight Watchers International, Inc.	49,062
1,200	Weingarten Realty Investors	22,404
4,744	Weis Markets, Inc.	168,459
2,900	Wellcare Health Plans, Inc.(b)	90,422
600	Wellman, Inc.(b)(c)(d)	0
32,500	Wendy’s/Arby’s Group, Inc. - Class A	149,825
9,800	Werner Enterprises, Inc.	193,844
3,683	WesBanco, Inc.	53,440

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
2,200	WESCO International, Inc.(b)	$60,984
910	West Bancorp, Inc.	4,641
2,200	West Coast Bancorp	5,742
4,400	West Marine, Inc.(b)	36,916
259,700	West Pharmaceutical Services, Inc.	9,434,901
3,200	Westamerica Bancorp	177,856
200	Westar Energy, Inc.	4,266
5,021	Westell Technologies, Inc. - Class A(b)	6,427
7,000	Western Alliance Bancorp(b)	35,910
2,100	Western Refining, Inc.(b)	9,597
150,000	Western Union Co. (The)	2,781,000
2,036	Westfield Financial, Inc.	16,614
8,800	Westlake Chemical Corp.	180,664
800	Westmoreland Coal Co.(b)	8,200
500	Westwood Holdings Group, Inc.	18,075
7,400	Wet Seal, Inc. (The) - Class A(b)	24,790
6,900	WGL Holdings, Inc.	218,937
519	White Mountains Insurance Group Ltd.	166,324
88,900	Whiting Petroleum Corp.(b)	5,917,184
9,300	Whitney Holding Corp.	115,506
800	Whole Foods Market, Inc.(b)	21,776
3,300	Willbros Group, Inc.(b)	50,457
4,200	Williams-Sonoma, Inc.	79,716
255,000	Willis Group Holdings Plc	6,688,650
5,201	Wilmington Trust Corp.	68,237
6,501	Wilshire Bancorp, Inc.	59,874
7,400	Winn-Dixie Stores, Inc.(b)	74,962
4,900	Winnebago Industries(b)	58,555
1,470	Winthrop Realty Trust REIT	18,302
3,300	Wintrust Financial Corp.	114,642
1,347,222	Wisconsin Energy Corp.	65,933,045
3,150	WMS Industries, Inc.(b)	116,802
5,500	Wolverine World Wide, Inc.	145,475
8,400	Woodward Governor Co.	213,612
3,690	World Acceptance Corp.(b)	149,039
9,200	World Fuel Services Corp.	221,076
3,400	World Wrestling Entertainment, Inc. - Class A	54,400
1,900	WorldSpace, Inc. - Class A(b)	76
10,300	Worthington Industries, Inc.	149,041
1,400	WR Grace & Co.(b)	33,432
103,100	Wright Express Corp.(b)	3,027,016
5,900	Wright Medical Group, Inc.(b)	105,492
15,900	Wyndham Worldwide Corp.	333,741
2,800	XenoPort, Inc.(b)	51,744
14,439	X-Rite, Inc.(b)	35,953
400	Young Innovations, Inc.	9,196
900	YRC Worldwide, Inc.(b)	837
7,000	Zale Corp.(b)	15,260
2,500	Zebra Technologies Corp. - Class A(b)	65,250

Shares		Value

UNITED STATES (continued)
5,400	Zenith National Insurance Corp.	$150,660
3,893	Zep, Inc.	86,113
100	Zhone Technologies, Inc.(b)	53
44,000	Zimmer Holdings, Inc.(b)	2,478,080
9,400	Zions Bancorp	178,318
10,100	Zoll Medical Corp.(b)	281,184
2,600	Zoltek Cos., Inc.(b)	21,710
9,822	Zoran Corp.(b)	107,747
800	Zumiez, Inc.(b)	10,184
6,555	Zymogenetics, Inc.(b)	37,167

		1,933,591,451

Total Common Stocks (Cost $2,671,204,159)		3,028,083,471

EXCHANGE TRADED FUNDS — 7.9%
146,000	iShares MSCI Brazil Index Fund	9,443,280
625,000	iShares MSCI EAFE Small Cap Index Fund	21,900,000
2,168,500	iShares MSCI Emerging Markets Index Fund	82,966,810
100,861	iShares MSCI Japan Small Cap Index Fund	4,090,922
1,575,000	iShares MSCI Malaysia Index Fund	16,616,250
1,514,400	iShares MSCI Singapore Index Fund	16,325,232
357,000	iShares MSCI South Korea Index Fund	16,222,080
600,000	iShares S&P Small Cap 600 Index Fund	31,848,000
55,000	SPDR Russell Nomura Small Cap Japan Fund	2,081,750
510,000	SPDR S&P International Small Cap Fund	12,581,700
380,448	SPDR S&P Midcap 400 ETF Trust	48,507,120

Total Exchange Traded Funds (Cost $229,134,809)		262,583,144

INVESTMENT COMPANY — 0.2%
8,154,700	SEI Daily Income Trust Government II Fund, Class A	8,154,700

Total Investment Company (Cost $8,154,700)		8,154,700

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Shares

RIGHTS/WARRANTS — 0.0%

Banks — 0.0%
1,202	Flagstar Bancorp Warrants, Expire 4/21/10(c)(d)	$0
704	West Coast Bancorp Rights, Expire 3/1/10(d)	429

		429

Consumer Discretionary — 0.0%
3,200	Media Prima Berhad Warrants, Expire 12/31/14(b)	469

Consumer Staples — 0.0%
172	JBS SA Rights, Expire 3/26/10(b)	34

Diversified Financials — 0.0%
20,836	Polski Koncern Miesny Duda SA Rights, Expire 3/23/09(c)(d)	0

Energy — 0.0%
1,570,909	Energi Mega Persada Tbk PT Rights, Expire 2/8/10(b)(c)	0

Health Care — 0.0%
4,243	DOV Pharmaceutical Warrants, Expire 12/31/09(c)(d)	0
23,437	KPJ Healthcare Berhad Warrants, Expire 1/10/15(b)	8,520
38,400	Ligand Contingent Rights(c)(d)	0

		8,520

Industrials — 0.0%
1	Builders Firstsource Rights, Expire 2/18/10(b)	0
123,750	Malaysian Resources Corp. Berhad Rights, Expire 2/19/10(c)	10,521

		10,521

Information Technology — 0.0%
2,569	UXC Ltd. Warrants, Expire 3/31/10(d)	568

Materials — 0.0%
99,840	Apex Minerals Warrants, Expire,11/09/12(b)	972
2,762	MIL Resources Ltd. Warrants, Expire 5/31/12(b)(d)	49
29,863	Rottneros AB Warrants, Expire 12/7/11(b)(c)(d)	0

		1,021

Real Estate — 0.0%
465,116	Bangkok Land Public Co. Ltd. - NVDR Warrants, Expire 5/2/13(b)(d)	1,541
2,642	Fonciere Des Regions Warrants, Expire 12/31/10(b)	2,051

Shares

Real Estate (continued)
149,400	Sansiri Public Co. Ltd. Warrants Expire 1/20/15(b)(c)(d)	$0

		3,592

Total Rights/Warrants (Cost $41,547)		25,154

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 0.1%

Federal Home Loan Bank — 0.1%
$4,000,000	0.03%, 02/01/10	$4,000,000
100,000	0.03%, 02/17/10	99,999
100,000	0.03%, 02/17/10	99,999
400,000	0.03%, 02/19/10	399,994

Total U.S. Government Agencies (Cost $4,599,992)		4,599,992

U.S. GOVERNMENT SECURITIES — 0.4%

U.S. Treasury Bills — 0.4%
$8,000,000	0.20%, 02/25/10(f)	7,998,920
5,100,000	0.02%, 03/25/10(f)	5,099,853

Total U.S. Government Securities (Cost $13,098,773)		13,098,773

Contracts

CALL OPTIONS PURCHASED — 0.0%

UNITED STATES — 0.0%
1,200	The S&P 500 Index, Strike $1,200, Expiring 03/25/10	138,000

Total Call Options Purchased (Cost $1,404,100)		138,000

Shares

CASH SWEEP — 1.0%
34,382,540	Citibank Dollars on Deposit in Custody Account	34,382,540

Total Cash Sweep (Cost $34,382,540)		34,382,540

TOTAL INVESTMENTS — 100.1% (Cost $2,962,020,620)(a)		3,351,065,774
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,439,406)

NET ASSETS — 100.0%		$3,346,626,368

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

(a)	Cost for financial reporting purposes is $2,962,020,620 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$539,466,791
Unrealized depreciation	(150,421,637)

Net unrealized appreciation	$389,045,154

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,310,866, which is 0.04% of net assets.

(d)	Illiquid security.

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
NVDR — Non Voting Depositary Receipt
GDR — Global Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.4%
Consumer Discretionary	15.9%
Consumer Staples	7.4%
Diversified Financials	4.6%
Energy	7.4%
Health Care	9.3%
Industrials	15.8%
Information Technology	13.2%
Insurance	4.5%
Materials	5.4%
Real Estate	1.2%
Telecommunication Services	0.6%
Utilities	2.8%
Other*	9.5%

100.0%

*

Includes cash and equivalents, exchange traded funds, investment company, rights and warrants, U.S. government agencies and securities, call options purchased, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS	January 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 10.5%

AUSTRALIA — 0.1%
338,380	Australian Worldwide Exploration Ltd.(b)	$779,026
1,187,680	Beach Petroleum Ltd.	871,551
874,900	International Ferro Metals Ltd.(b)	430,139
834,140	Sigma Pharmaceuticals Ltd.	686,704

		2,767,420

AUSTRIA — 0.1%
71,860	Semperit AG Holding	2,691,263

BAHAMAS — 0.0%
17,990	Steiner Leisure Ltd.(b)	716,722

BELGIUM — 0.1%
129,140	Euronav NV	2,825,348

BRAZIL — 0.4%
143,820	Banco Pine SA - Preference Shares	831,638
176,044	BM&FBOVESPA SA	1,188,881
190,290	Grendene SA	884,318
42,990	M Dias Branco SA	1,104,968
111,300	Petroleo Brasileiro SA - ADR	4,015,704
67,300	Tam SA - ADR(b)	1,227,552
119,200	Vale SA - ADR	2,691,536

		11,944,597

CANADA — 0.4%
500,000	Asian Coast Development Ltd.(c)	6,000,000
233,550	ATS Automation Tooling Systems, Inc.(b)	1,592,312
418,360	Corridor Resources, Inc.(b)	1,702,002
44,070	Husky Energy, Inc.	1,096,340
411,940	Western Coal Corp.(b)	1,302,181
96,470	Westshore Terminals Income Fund	1,263,110

		12,955,945

CHILE — 0.0%
845,850	Empresa Electrica del Norte Grande SA	1,547,739

CHINA — 0.2%
5,800	Baidu Inc. - ADR(b)	2,387,918
2,170,000	China Construction Bank Corp. - H Shares	1,657,748
1,110,000	Qingling Motors Co. Ltd. - H Shares	252,829
275,700	Shandong Airlines Co. Ltd. - B Shares(b)	222,564
286,200	Shandong Chenming Paper Holdings Ltd. - B Shares	207,758
47,500	Tencent Holdings Ltd.	880,587
290,200	Weifu High-Technology Co. Ltd.- B Shares	354,556

Shares		Value

CHINA (continued)
142,000	Yanzhou Coal Mining Co. Ltd. - H Shares	$277,208

		6,241,168

DENMARK — 0.1%
250,760	Torm AS	2,750,075

EGYPT — 0.0%
85,220	Telecom Egypt	283,273

FRANCE — 0.2%
36,293	Groupe Danone	2,075,346
58,284	Pernod-Ricard SA	4,688,239

		6,763,585

GERMANY — 0.5%
71,800	Demag Cranes AG	2,242,812
27,100	Deutsche Boerse AG	1,777,430
82,900	E.ON AG	3,049,682
46,440	K+S AG	2,610,517
107,880	Kloeckner & Co. SE(b)	2,548,625
1,119,770	QSC AG(b)	2,429,661

		14,658,727

GREECE — 0.1%
102,270	OPAP SA	2,231,165

HONG KONG — 0.2%
1,308,560	China Pharmaceutical Group Ltd.	666,005
866,680	Digital China Holdings Ltd.	1,364,151
4,468,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	745,881
264,320	Jinhui Shipping & Transportation Ltd.(b)	1,137,612
332,230	Kingboard Laminates Holdings Ltd.	234,182
521,110	RCG Holdings Ltd.(b)	691,636
4,068,000	Singamas Container Holdings Ltd.(b)	629,769

		5,469,236

INDIA — 0.3%
101,930	Bajaj Finserv Ltd.	700,102
32,500	Container Corp. of India	859,108
2,036,827	GMR Infrastructure Ltd.(b)	2,645,350
66,190	Gujarat Flourochemicals Ltd.	228,096
67,900	Kotak Mahindra Bank Ltd.	1,141,357
28,240	Nava Bharat Ventures Ltd.	240,186
70,720	Polaris Software Lab Ltd.	242,829
137,000	Rajesh Exports Ltd.	283,566
101,800	Reliance Industries Ltd.	2,289,431
19,830	Tata Steel Ltd.	243,074
42,934	United Spirits Ltd.	1,144,200

		10,017,299

INDONESIA — 0.0%
2,760,500	Berlian Laju Tanker Tbk PT	201,546

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS- (Continued)	January 31, 2010
(Unaudited)

Shares		Value

INDONESIA (continued)
696,000	Medco Energi Internasional Tbk PT	$177,075

		378,621

IRELAND — 0.2%
114,700	Accenture Plc - Class A	4,701,553
139,100	Elan Corp. Plc - ADR(b)	1,036,295

		5,737,848

ISRAEL — 0.1%
61,400	Teva Pharmaceutical Industries Ltd. - ADR	3,482,608

ITALY — 0.3%
174,140	ERG SpA	2,348,712
1,788,000	Intesa Sanpaolo SpA(b)	6,806,273

		9,154,985

JAPAN — 0.4%
110,200	Aeon Mall Co. Ltd.	1,999,258
37,000	ASKUL Corp.	676,042
220	Best Bridal Inc.	678,708
16,000	C Uyemura & Co. Ltd.	634,998
30,000	Cosmos Pharmaceutical Corp.	661,449
126,000	Daicel Chemical Industries Ltd.	758,520
63,000	Daiichikosho Co. Ltd.	778,125
143,000	Daiwa Industries Ltd.	646,361
380	Digital Garage Inc.	832,485
41,000	Doshisha Co. Ltd.	878,827
1,000	en-japan, Inc.(b)	1,165,079
365,000	Mitsubishi Steel Manufacturing Co. Ltd.(b)	636,358
619,000	Nippon Coke & Engineering Co. Ltd.	684,990
33,000	Ryoshoku Ltd.	846,988
25,000	Token Corp.	540,705
487,000	Tokyotokeiba Co. Ltd.	702,299
64,000	Yorozu Corp.	815,748

		13,936,940

MALAYSIA — 0.0%
619,000	DRB-Hicom Berhad	187,916
380,900	SapuraCrest Petroleum Berhad	257,323

		445,239

MEXICO — 0.2%
108,300	America Movil SAB de CV - ADR, Series L	4,727,295
552,600	Grupo Financiero Banorte SAB de CV - Series O	1,817,074

		6,544,369

MOROCCO — 0.0%
1,500	Cosumar	258,611

NETHERLANDS — 0.2%
52,060	Accell Group	2,442,861
92,610	Grontmij NV CVA	2,280,275

Shares		Value

NETHERLANDS (continued)
86,730	Sligro Food Group NV	$2,622,729

		7,345,865

RUSSIA — 0.1%
141,100	Gazprom OAO - ADR	3,472,471
14,020	Mobile Telesystems OJSC - ADR	669,876

		4,142,347

SINGAPORE — 0.0%
1,402,000	Chemoil Energy Ltd.	511,730
1,518,000	Hi-P International Ltd.	741,015

		1,252,745

SOUTH AFRICA — 0.0%
18,362	ArcelorMittal South Africa Ltd.	252,171
45,720	Barloworld Ltd.	269,777
27,390	Cashbuild Ltd.	262,084
134,220	Grindrod Ltd.	263,804
1,414,120	Merafe Resources Ltd.(b)	238,467

		1,286,303

SOUTH KOREA — 0.1%
35,740	Global & Yuasa Battery Co. Ltd.(b)	644,367
16,620	Korea Line Corp.(b)	585,078
26,900	LG Display Co. Ltd.	869,592
285,920	ON*Media Corp.(b)	849,821

		2,948,858

SPAIN — 0.2%
45,820	Corp. Financiera Alba	2,294,868
122,480	Gas Natural SDG SA	2,432,702
678,100	Iberdrola Renovables SA	3,003,991

		7,731,561

SWITZERLAND — 0.3%
2,630	Elektrizitaets-Gesellschaft Laufenburg AG	2,163,571
27,501	Roche Holding AG	4,613,870
11,000	Valora Holding AG	2,520,990

		9,298,431

TAIWAN — 0.1%
399,050	Chi Mei Optoelectronics Corp.(b)	310,304
80,000	Chinese Maritime Transport Ltd.	207,328
1,787,460	Chunghwa Picture Tubes Ltd.(b)	217,761
63,469	Dynapack International Technology Corp.	199,678
176,000	First Steamship Co. Ltd.	259,614
197,000	Formosa Advanced Technologies Co. Ltd.	284,492
136,000	Gemtek Technology Corp.	229,137
88,000	Green Energy Technology, Inc.	212,955

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS- (Continued)	January 31, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
153,000	Senao International Co. Ltd.	$222,022
135,000	Taiwan Navigation Co. Ltd.	171,553

		2,314,844

THAILAND — 0.1%
168,400	Airports of Thailand Public Co. Ltd. - FOR	196,419
9,998,800	Bangkokland Public Co. Ltd.(b)	155,985
93,100	Electricity Generating Public Co. Ltd. - NVDR	221,052
1,823,620	Home Product Center Public Co. Ltd.	227,240
1,058,700	LPN Development Public Co. Ltd. - FOR	208,875
397,700	Precious Shipping Public Co. Ltd.	223,819
67,100	Thai Plastic & Chemical Public Co. Ltd.	36,343
322,000	Thai Plastic & Chemical Public Co. Ltd. - FOR	174,403
63,900	Thai Stanley Electric Public Co. Ltd.	218,601
282,290	Thoresen Thai Agencies Public Co. Ltd. - FOR	224,262

		1,886,999

TURKEY — 0.1%
258,760	Turk Hava Yollari AO	943,475
104,610	Yazicilar Holding AS - Class A	630,971

		1,574,446

UNITED KINGDOM — 0.7%
74,331	Rio Tinto Plc	3,624,740
960,700	Rolls-Royce Group Plc(b)	7,320,029
134,000	Standard Chartered Plc	3,086,501
311,800	Tesco Plc	2,110,197
1,151,900	Vodafone Group Plc	2,460,916
318,860	WPP Plc	2,942,263

		21,544,646

UNITED STATES — 4.7%
13,950	Abbott Laboratories	738,513
16,180	Advance Auto Parts, Inc.	638,301
31,500	Amazon.com, Inc.(b)	3,950,415
14,950	Amedisys, Inc.(b)	821,502
21,880	American Physicians Capital, Inc.	607,389
27,030	America’s Car-Mart, Inc.(b)	636,016
18,630	Andersons, Inc. (The)	502,637
118,410	APAC Customer Services, Inc.(b)	613,364
40,360	Apogee Enterprises, Inc.	555,354
30,200	Apple, Inc.(b)	5,802,024
76,160	Arch Coal, Inc.	1,604,691
5,620	Arden Group, Inc. - Class A	571,723
67,300	Autodesk, Inc.(b)	1,601,067
10,800	AutoZone, Inc.(b)	1,674,324

Shares		Value

UNITED STATES (continued)
29,480	Barnes & Noble, Inc.	$515,310
55,400	Bed Bath & Beyond, Inc.(b)	2,143,980
25,290	Black Hills Corp.	657,034
24,140	Brink’s Co. (The)	564,393
49,540	Cabela’s, Inc.(b)	798,585
52,900	Cameron International Corp.(b)	1,992,214
18,750	Carlisle Cos., Inc.	628,500
54,260	Celadon Group, Inc.(b)	532,833
17,700	Celgene Corp.(b)	1,005,006
13,250	Chubb Corp.	662,500
13,140	Contango Oil & Gas Co.(b)	640,575
22,080	Discovery Communications, Inc. - Class A(b)	654,893
35,060	DISH Network Corp. - Class A	640,196
12,790	Dollar Tree, Inc.(b)	633,361
75,190	Earthlink, Inc.	609,791
21,700	Edwards Lifesciences Corp.(b)	1,944,754
31,020	EMC Insurance Group, Inc.	641,494
28,780	Endo Pharmaceuticals Holdings, Inc.(b)	578,766
23,000	EOG Resources, Inc.	2,079,660
269,000	Fifth Third Bancorp	3,346,360
11,790	Fluor Corp.	534,559
112,070	Force Protection, Inc.(b)	570,436
22,410	Forest Laboratories, Inc.(b)	664,232
49,990	Fred’s, Inc. - Class A	501,400
29,310	Gap, Inc. (The)	559,235
38,720	General Electric Co.	622,618
65,200	Gilead Sciences, Inc.(b)	3,147,204
26,380	Global Partners LP	676,647
27,100	Goldman Sachs Group, Inc. (The)	4,030,312
12,200	Google, Inc. - Class A(b)	6,458,924
20,600	Gulfmark Offshore, Inc.(b)	505,730
57,890	H&E Equipment Services, Inc.(b)	614,213
18,380	Harsco Corp.	546,989
74,250	Hawaiian Holdings, Inc.(b)	441,045
23,290	HCC Insurance Holdings, Inc.	631,159
15,150	Hubbell, Inc. - Class B	652,359
69,400	Huntsman Corp.	845,986
28,440	Huron Consulting Group, Inc.(b)	678,010
4,100	Illumina, Inc.(b)	150,429
14,730	Infinity Property & Casuality Corp.	584,192
55,460	Insight Enterprises, Inc.(b)	638,345
5,340	International Business Machines Corp.	653,563
14,820	J & J Snack Foods Corp.	619,624
13,760	Jacobs Engineering Group, Inc.(b)	519,990
66,400	Janus Capital Group, Inc.	810,744
10,276	JDA Software Group, Inc.(b)	269,334
23,400	Jo-Ann Stores, Inc.(b)	819,468
13,490	Jos. A. Bank Clothiers, Inc.(b)	565,366

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS- (Continued)	January 31, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
208,900	JPMorgan Chase & Co.	$8,134,566
210,800	Juniper Networks, Inc.(b)	5,234,164
98,700	Keycorp	708,666
11,290	Kimberly-Clark Corp.	670,513
11,680	Kohl’s Corp.(b)	588,322
6,760	K-Tron International, Inc.(b)	1,005,347
20,410	LB Foster Co. - Class A(b)	550,662
20,540	LHC Group, Inc.(b)	632,427
28,970	Lincoln Educational Services Corp.(b)	600,258
152,600	Lowe’s Cos., Inc.	3,303,790
11,210	Manpower, Inc.	580,566
13,110	Mantech International Corp - Class A(b)	628,100
48,250	Marcus Corp.	539,435
15,800	Mastercard, Inc. - Class A	3,948,420
58,890	Matrix Service Co.(b)	594,200
24,950	McGraw-Hill Cos., Inc. (The)	884,477
39,470	Mirant Corp.(b)	555,343
27,200	Monsanto Co.	2,063,936
92,200	Morgan Stanley	2,469,116
25,890	Mueller Industries, Inc.	636,635
22,020	Multi-Fineline Electronix, Inc.(b)	525,617
49,200	Murphy Oil Corp.	2,513,136
56,480	National Beverage Corp.	651,214
7,670	National Presto Industries, Inc.	878,368
200,280	Newpark Resources, Inc.(b)	799,117
48,800	NIKE, Inc. - Class B	3,111,000
17,160	Noble Corp.	691,891
19,390	Northwest Pipe Co.(b)	463,809
24,510	Pactiv Corp.(b)	552,700
26,390	Papa John’s International, Inc.(b)	622,804
39,380	Perry Ellis International, Inc.(b)	631,261
21,230	PPL Corp.	626,073
27,000	Praxair, Inc.	2,033,640
82,100	Qualcomm, Inc.	3,217,499
37,340	Quest Software, Inc.(b)	642,995
229,300	Quiksilver, Inc.(b)	463,186
43,600	Red Hat, Inc.(b)	1,186,792
15,240	Reliance Steel & Aluminum Co.	620,878
14,330	Reynolds American, Inc.	762,356
63,120	RPC, Inc.	779,532
20,080	Safety Insurance Group, Inc.	702,800
21,230	Scansource, Inc.(b)	599,960
33,700	Schlumberger Ltd.	2,138,602
11,510	Schnitzer Steel Industries, Inc. - Class A	466,155
510	Seaboard Corp.	627,300
7,950	SEACOR Holdings, Inc.(b)	558,487
10,540	Sherwin-Williams Co. (The)	667,709
21,700	STERIS Corp.	565,936
86,800	TD Ameritrade Holding Corp.(b)	1,541,568

Shares		Value

UNITED STATES (continued)
80,610	TeleCommunication Systems, Inc. - Class A(b)	$706,144
37,270	TeleTech Holdings, Inc.(b)	709,621
14,840	Torchmark Corp.	666,316
13,580	Travelers Cos., Inc. (The)	688,099
26,490	United Natural Foods, Inc.(b)	718,144
25,820	W.R. Berkley Corp.	628,201
127,950	Wal-Mart Stores, Inc.	6,836,367
55,300	WellPoint, Inc.(b)	3,523,716
29,030	Weyco Group, Inc.	654,917
26,370	World Acceptance Corp.(b)	1,065,084
61,500	Yum! Brands, Inc.	2,103,915

		152,171,490

Total Common Stocks (Cost $316,088,481)		337,301,318

EXCHANGE TRADED FUNDS — 2.0%

UNITED STATES — 2.0%
150,000	iShares iBoxx High Yield Corp. Bond Fund	12,933,000
1,000,000	iShares MSCI Malaysia Index Fund	10,550,000
665,000	iShares MSCI South Korea Index Fund	30,217,600
960,000	iShares MSCI Taiwan Index Fund	11,587,200

Total Exchange Traded Funds (Cost $54,421,200)		65,287,800

PREFERRED STOCKS — 0.2%

UNITED STATES — 0.2%
414,100	Bank of America Corp., Cnv.(b)	6,252,910
5,000	Crown Castle International Corp., Cnv.(b)	287,500
225,000	Fannie Mae(b)	247,500
250,000	Freddie Mac(b)	267,500

Total Preferred Stocks (Cost $13,244,028)		7,055,410

Principal Amount		Value

BANK LOANS — 2.4%

UNITED STATES — 2.4%
$2,000,000	Alliance Health Care Services, Term B Loan, 3.81%, 11/30/15(d)	1,978,126
992,347	Amscan Holdings, Inc., 2.53%, 05/27/13(d)	920,402
500,000	Building Materials Corp. of America, Junior Lien, 5.75%, 09/15/14(d)	487,500
1,588,676	Calpine Corp., 3.48%, 03/29/14(d)	1,499,810

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS- (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,989,822	Cengage Learning Acquisitions, Inc., 2.77%, 07/03/14(d)	$1,761,546
1,983,293	Central Garden & Pet Co., 1.78%, 09/30/12(d)	1,868,262
2,500,000	Cequel Communications LLC, Tranche A Term Loan, Second Lien, 4.76%, 05/05/14(d)	2,442,857
3,750,000	Dana Holding Corp., Term Advance, 7.25%, 01/30/15(d)	3,604,016
1,970,416	DJO Finance LLC/DJO Finance Corp., 3.28%, 05/20/14(d)	1,906,378
1,474,531	Dollar General Corp., 3.55%, 07/07/14(d)	1,430,977
1,000,000	Dresser, Inc., 3.10%, 05/04/14(d)	956,500
2,000,000	Gray Television, Inc., 1.50%, 12/31/14(d)	1,830,000
2,000,000	Harrah’s Operating Co., Inc., 3.00%, 01/28/15(d)	1,652,500
2,000,000	Intelsat Jackson Holdings Ltd., 3.24%, 02/01/14(d)	1,853,500
386,772	Isle of Capri Casinos, Inc., 1.98%, 11/25/13(d)	381,937
340,167	Isle of Capri Casinos, Inc., 1.98%, 11/25/13(d)	335,915
966,929	Isle of Capri Casinos, Inc., 2.83%, 11/25/13(d)	954,842
2,330,063	L-1 Identity Solutions, Inc., 7.02%, 08/05/13(d)	2,330,063
544,894	Las Vegas Sands Corp., I Term Loan, 2.02%, 05/23/14(d)	478,825
2,696,809	Las Vegas Sands Corp., Tranche B Term Loan, 2.02%, 05/23/14(d)	2,369,820
1,221,666	Manitowoc Co., Inc., 6.12%, 11/06/14(d)	1,213,521
4,324,268	MGM Mirage, Inc., 6.00%, 10/03/11(d)	4,145,892
2,292,414	Michael Foods, Inc., 6.50%, 04/27/14(d)	2,309,607
1,492,288	Michaels Stores, Inc., Replacement Loan, 3.00%, 10/31/13(d)	1,344,459
3,285,170	Nuveen Investments, Inc., 3.49%, 11/13/14(d)	2,893,686
1,000,000	Nuveen Investments, Inc., 12.50%, 07/21/15(d)	880,833
2,197,174	Oshkosh Corp., 6.58%, 12/06/13(d)	2,202,168

Principal Amount			Value

UNITED STATES (continued)
$2,972,694		OSI Restaurant Partners LLC, 2.56%, 06/14/14(d)	$2,671,709
253,664		OSI Restaurant Partners LLC, Pre-Funded Loan,
		2.56%, 06/14/13(d)	227,981
2,352,624		Penn National Gaming, Inc., 2.44%, 10/03/12(d)	2,304,918
1,977,189		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 2.99%, 04/02/14(d)	1,867,827
1,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Term Loan C, 7.50%, 04/01/15(d)	1,006,250
3,400,000		PQ Corp., Second Lien, 6.50%, 07/30/15(d)	3,072,750
2,534,694		Rental Service Corp., 4.01%, 11/30/13(d)	2,388,949
3,359,852		Sensata Technologies B.V./Sensata Technologies Finance Co. LLC, 2.19%, 04/27/13(d)	3,043,818
274,118		ServiceMaster Co. (The), 2.74%, 07/24/14(d)	252,788
2,752,600		ServiceMaster Co. (The), 2.81%, 07/24/14(d)	2,538,414
78,255		Spectrum Brands, Inc., 1.50%, 03/30/13(d)	78,084
1,510,789		Spectrum Brands, Inc., 8.00%, 03/30/13(d)	1,507,485
1,338,948		SunGard Data Systems, Inc., 3.42%, 02/28/16(d)	1,292,085
2,250,000		TXU Energy, Initial Tranche B-3 Term Loan, 3.50%, 10/10/14(d)	1,826,564
2,000,000		Univar, Inc., Tranche B Term Loan, 3.23%, 10/10/14(d)	1,882,500
1,000,000		US Foodservice, Term Loan, 2.50%, 07/03/14(d)	879,500
1,500,000		Venoco, Inc., 4.25%, 05/07/14(d)	1,380,000
1,704,169		Yankee Candle Co., Inc., 2.27%, 02/06/14(d)	1,643,813

Total Bank Loans (Cost $70,303,583)			75,899,377

CORPORATE BONDS — 59.2%

AUSTRALIA — 0.3%
12,000,000	(e)	Transpacific Industries Group Ltd., Cnv., 6.75%, 12/07/14	9,213,856

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount			Value

AUSTRIA — 0.4%
6,462,800	(e)	A-TEC Industries AG, Cnv., 2.75%, 05/10/14	$12,992,984

BERMUDA — 2.0%
7,000,000	(f)	Celestial Nutrifoods Ltd., Cnv., 15.73%, 06/12/11(g)	2,986,667
$24,000,000		Central European Media Enterprises Ltd., Cnv., 3.50%, 03/15/13(h)	20,070,000
14,500,000		Global Crossing Ltd., Cnv., 5.00%, 05/15/11	14,264,375
6,225,000		Intelsat Bermuda Ltd., STEP, 11.25%, 02/04/17	6,318,375
1,550,000		Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	1,646,875
850,000		Intelsat Ltd., 7.63%, 04/15/12	854,250
4,600,000		Intelsat Ltd., 6.50%, 11/01/13	4,347,000
1,500,000		Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15(h)	1,530,000
1,000,000		Norwegian Cruise Line Corp. Ltd., 11.75%, 11/15/16(h)	1,060,000
4,500,000		Pacific Andes Holdings Ltd., Cnv., 4.00%, 04/18/12	4,111,875
200,000		Petroplus Finance Ltd., 6.75%, 05/01/14(h)	185,000
1,000,000		Petroplus Finance Ltd., 9.38%, 09/15/19(h)	990,000
7,000,000		Seadrill Ltd., Cnv., 3.63%, 11/08/12	6,834,842

			65,199,259

BRAZIL — 0.0%
1,000,000		Petrobras International Finance Co., 5.75%, 01/20/20	988,866

CANADA — 0.2%
2,200,000		Teck Resources Ltd., 10.75%, 05/15/19	2,590,500
3,000,000		Videotron Ltee, 6.88%, 01/15/14	2,985,000
100,000		Videotron Ltee, 9.13%, 04/15/18	108,000
1,750,000		Videotron Ltee, 9.13%, 04/15/18(h)	1,881,250

			7,564,750

CHINA — 0.5%
10,000,000		China Medical Technologies, Inc., Cnv., 3.50%, 11/15/11	8,087,500

Principal Amount			Value

CHINA (continued)
$10,000,000		China Medical Technologies, Inc., Cnv., 4.00%, 08/15/13	$6,137,500

			14,225,000

FINLAND — 0.3%
8,800,000	(e)	Talvivaara Mining Co. Plc, Cnv., 5.25%, 05/20/13	10,901,902

FRANCE — 0.6%
1,150,000		Cie Generale de Geophysique-Veritas, 7.50%, 05/15/15	1,141,375
2,000,000		Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	2,140,000
750,000		Cie Generale de Geophysique-Veritas, 7.75%, 05/15/17	744,375
23,443,000	(e)	Rhodia SA, Cnv., 0.50%, 01/01/14	13,993,414

			18,019,164

GERMANY — 0.5%
500,000		Kabel Deutschland GmbH, 10.63%, 07/01/14	522,500
2,637,000	(i)	Kreditanstalt Fuer Wiederaufbau, 6.50%, 11/15/11	1,918,895
11,000,000	(e)	TUI AG, Cnv., 2.75%, 09/01/12	12,360,313

			14,801,708

INDIA — 0.7%
5,700,000		Jaiprakash Associates Ltd., Cnv., 1.63%, 09/12/12(g)	6,768,750
13,000,000		Ranbaxy Laboratories Ltd., Cnv., 14.20%, 03/18/11(g)	15,416,479

			22,185,229

JAPAN — 0.5%
1,650,000,000	(e)	Pioneer Corp., Cnv., 19.33%, 03/04/11(g)	15,809,327

LUXEMBOURG — 0.9%
1,000,000		ArcelorMittal, 9.00%, 02/15/15	1,210,263
1,000,000		FMC Finance III SA, 6.88%, 07/15/17	1,032,500
500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(h)	526,326
14,500,000	(e)	Kloeckner & Co. Finance International SA, Cnv., 1.50%, 07/27/12	17,710,711

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount			Value

LUXEMBOURG (continued)
$8,500,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(h)	$9,243,750

			29,723,550

NETHERLANDS — 0.2%
5,118,750	(e)	EM.TV Finance BV, Cnv., 5.25%, 05/08/13	6,308,579

NEW ZEALAND — 0.1%
3,074,000	(e)	European Investment Bank, 6.50%, 09/10/14	2,259,793

NORWAY — 1.3%
37,400,000		Petroleum Geo-Services ASA, Cnv., 2.70%, 12/03/12	32,833,423
10,000,000		Subsea 7, Inc., Cnv., 2.80%, 06/06/11	9,800,000

			42,633,423

PHILIPPINES — 0.5%
15,000,000		First Gen Corp., Cnv., 2.50%, 02/11/13	16,283,925

SOUTH AFRICA — 0.6%
75,000,000	(e)	Netcare Ltd., Cnv., 6.00%, 09/30/11	9,591,077
64,000,000	(e)	Steinhoff International Holdings Ltd., Cnv., 5.70%, 07/31/13	7,215,347
19,000,000	(e)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	2,542,056

			19,348,480

SWEDEN — 0.1%
910,000	(i)	Svensk Exportkredit AB, 7.63%, 06/30/14	684,797
2,000,000		Volvo Treasury AB, 5.95%, 04/01/15(h)	2,118,130

			2,802,927

THAILAND — 0.4%
11,100,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	11,254,745

UNITED ARAB EMIRATES — 0.4%
15,350,000		Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	13,770,485

UNITED KINGDOM — 0.6%
11,000,000		International Power Finance (Jersey) III Ltd., Cnv., 4.75%, 06/05/15	15,182,407
2,250,000		Virgin Media Finance Plc, 9.13%, 08/15/16	2,340,000

Principal Amount		Value

UNITED KINGDOM (continued)
$1,000,000	Virgin Media Finance Plc, 9.50%, 08/15/16	$1,060,000
1,000,000	Virgin Media Finance Plc, 8.38%, 10/15/19	1,025,000

		19,607,407

UNITED STATES — 48.0%
1,850,000	Accellent, Inc., 10.50%, 12/01/13	1,854,625
31,134,000	ADC Telecommunications, Inc., Cnv., 0.83%, 06/15/13(d)	25,685,550
11,000,000	Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	10,065,000
4,000,000	AES Corp. (The), 9.75%, 04/15/16(h)	4,330,000
3,250,000	AES Corp. (The), 8.00%, 10/15/17	3,274,375
500,000	AES Corp. (The), 8.00%, 06/01/20	501,250
1,750,000	Affinion Group Inc., 10.13%, 10/15/13	1,778,438
2,250,000	Affinion Group Inc., 11.50%, 10/15/15	2,328,750
14,000,000	Affymetrix, Inc., Cnv., 3.50%, 01/15/38	12,337,500
2,275,000	Airgas, Inc., 7.13%, 10/01/18(h)	2,388,750
3,250,000	AK Steel Corp., 7.75%, 06/15/12	3,266,250
30,250,000	Alcatel-Lucent USA Inc., 2.88%, 06/15/25	26,015,000
6,045,000	Alexandria Real Estate Equities, Inc., REIT, Cnv., 3.70%, 01/15/27(h)	5,757,863
4,650,000	Allbritton Communications Co., 7.75%, 12/15/12	4,615,125
2,350,000	Alliant Techsystems, Inc., 6.75%, 04/01/16	2,344,125
3,000,000	Altria Group, Inc., 9.25%, 08/06/19	3,693,792
1,000,000	Ameren Corp., 8.88%, 05/15/14	1,161,926
250,000	American Airlines, Inc., 10.50%, 10/15/12(h)	260,625
2,450,000	American Axle & Manufacturing, Inc., 9.25%, 01/15/17(h)	2,535,750
1,050,000	American Axle & Manufacturing, Inc., 7.88%, 03/01/17	910,875
2,900,000	American Casino & Entertainment Properties LLC, 11.00%, 06/15/14(h)	2,581,000

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$2,500,000	AmeriGas Partners LP, 7.25%, 05/20/15	$2,537,500
500,000	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	506,250
3,000,000	Ameristar Casinos, Inc., 9.25%, 06/01/14(h)	3,097,500
1,450,000	ARAMARK Corp., 5.00%, 06/01/12	1,373,875
11,000,000	ARAMARK Corp., 8.50%, 02/01/15	11,027,500
2,000,000	Arch Western Finance LLC, 6.75%, 07/01/13	1,980,000
1,100,000	ArvinMeritor, Inc., 8.75%, 03/01/12	1,127,500
1,650,000	ArvinMeritor, Inc., 8.13%, 09/15/15	1,551,000
7,000,000	ArvinMeritor, Inc., Cnv., 4.00%, 02/15/27	5,013,750
11,000,000	ArvinMeritor, Inc., Cnv., STEP, 4.63%, 03/01/26	9,446,250
1,150,000	Ashland, Inc., 9.13%, 06/01/17(h)	1,253,500
1,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	932,500
2,200,000	Avis Budget Group, Inc., Cnv., 3.50%, 10/01/14(h)	2,142,250
2,050,000	Baldor Electric Co., 8.63%, 02/15/17	2,085,875
250,000	Ball Corp., 6.63%, 03/15/18	251,875
2,500,000	Ball Corp., 7.38%, 09/01/19	2,606,250
5,000,000	Bell Microproducts, Inc., Series B, Cnv., 3.75%, 03/05/24	4,693,750
1,000,000	Biomet, Inc., 10.00%, 10/15/17	1,087,500
3,250,000	Biomet, Inc., 11.63%, 10/15/17	3,575,000
2,000,000	Boise Paper Holdings LLC, 9.00%, 11/01/17(h)	2,115,000
1,600,000	Bon-Ton Department Stores, Inc. (The), 10.25%, 03/15/14	1,464,000
5,000,000	Boyd Gaming Corp., 6.75%, 04/15/14	4,625,000
2,000,000	Brunswick Corp., 11.25%, 11/01/16(h)	2,240,000
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17(h)	1,759,500
4,088,000	Calpine Corp., 7.25%, 10/15/17(h)	3,934,700

Principal Amount		Value

UNITED STATES (continued)
$13,000,000	Carrizo Oil & Gas, Inc., Cnv., 4.38%, 06/01/28	$11,261,250
4,000,000	CBIZ, Inc., Cnv., 3.13%, 06/01/26	3,800,000
500,000	Cemex Finance LLC, 9.50%, 12/14/16(h)	508,750
18,000,000	Central European Distribution Corp., Cnv., 3.00%, 03/15/13	15,795,000
3,000,000	Cenveo Corp., 7.88%, 12/01/13	2,865,000
2,500,000	Cenveo Corp., 8.88%, 02/01/18	2,482,525
3,150,000	Ceridian Corp., 11.25%, 11/15/15	3,071,250
1,000,000	Ceridian Corp., 12.25%, 11/15/15(j).	970,000
8,000,000	Chemed Corp., Cnv., 1.88%, 05/15/14	6,880,000
4,250,000	Chesapeake Energy Corp., 6.88%, 01/15/16	4,186,250
2,000,000	Chesapeake Energy Corp., 6.25%, 01/15/18	1,895,000
1,000,000	CHS/Community Health Systems, Inc., 8.88%, 07/15/15	1,033,750
54,000,000	Ciena Corp., Cnv., 0.25%, 05/01/13	43,672,500
1,000,000	CIGNA Corp., 8.50%, 05/01/19	1,206,308
4,000,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	4,030,000
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	1,945,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,002,500
1,500,000	CIT Group, Inc., 7.00%, 05/01/16	1,290,000
4,250,000	Clear Channel Communications, Inc., 6.25%, 03/15/11	3,995,000
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(h)	869,125
4,050,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(h)	4,171,500
5,000,000	Cogent Communications Group, Inc., Cnv., 1.00%, 06/15/27	3,531,250
14,000,000	Conexant Systems, Inc., Cnv., 4.00%, 03/01/26	13,317,500
1,750,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,758,750

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,300,000	Constellation Brands, Inc., 7.25%, 05/15/17	$1,304,875
2,650,000	Corrections Corp. of America, 7.75%, 06/01/17	2,722,875
20,600,000	Covanta Holding Corp., Cnv., 1.00%, 02/01/27	19,080,750
1,750,000	Crown Americas LLC/Crown Americas Capital Corp II, 7.63%, 05/15/17(h)	1,793,750
842,000	Crown Americas LLC/Crown Americas Capital Corp., 7.63%, 11/15/13	868,312
3,500,000	Crown Castle International Corp., 9.00%, 01/15/15	3,793,125
1,000,000	CSC Holdings, Inc., 8.50%, 04/15/14(h)	1,060,000
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,138,500
3,000,000	DaVita, Inc., 7.25%, 03/15/15	3,003,750
500,000	Delta Air Lines, Inc., 9.50%, 09/15/14(h)	521,250
1,600,000	Denbury Resources, Inc., 7.50%, 12/15/15	1,596,000
2,500,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,634,375
2,000,000	Discover Bank, 8.70%, 11/18/19	2,184,286
3,000,000	DISH DBS Corp., 6.63%, 10/01/14	2,977,500
250,000	DISH DBS Corp., 7.13%, 02/01/16	250,625
1,000,000	DISH DBS Corp., 7.88%, 09/01/19(h)	1,032,500
1,500,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,590,000
1,150,000	Dole Food Co., Inc., 8.00%, 10/01/16(h)	1,190,250
1,000,000	Dynegy Holdings, Inc., 7.50%, 06/01/15	895,000
4,000,000	Dynegy Holdings, Inc., 8.38%, 05/01/16	3,610,000
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16(h)	2,085,000
250,000	Edison Mission Energy, 7.50%, 06/15/13	237,500
1,250,000	Edison Mission Energy, 7.00%, 05/15/17	987,500
3,900,000	Edison Mission Energy, 7.20%, 05/15/19	3,022,500

Principal Amount		Value

UNITED STATES (continued)
$1,250,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	$1,290,625
3,150,000	El Paso Corp., 7.00%, 06/15/17	3,220,579
1,000,000	El Paso Corp., 7.25%, 06/01/18	1,027,546
3,090,000	Encore Acquisition Co., 6.00%, 07/15/15	3,101,588
6,315,000	EnerSys, Cnv., STEP, 3.38%, 06/01/38	5,399,325
27,000,000	Euronet Worldwide, Inc., Cnv., 3.50%, 10/15/25	24,975,000
4,600,000	EXCO Resources, Inc., 7.25%, 01/15/11	4,600,000
9,788,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	8,894,845
2,550,000	Felcor Lodging Trust, Inc., REIT, 10.00%, 10/01/14(h)	2,524,500
1,500,000	Ferrellgas Partners LP, 9.13%, 10/01/17(h)	1,593,750
1,705,000	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.75%, 06/15/12	1,709,262
6,500,000	Ferro Corp., Cnv., 6.50%, 08/15/13	5,947,500
2,350,000	Ford Motor Credit Co. LLC, 7.80%, 06/01/12	2,382,858
6,500,000	Ford Motor Credit Co. LLC, 8.00%, 06/01/14	6,600,490
5,400,000	Ford Motor Credit Co. LLC, 8.13%, 01/15/20	5,436,326
2,400,000	Fresenius US Finance II, Inc., 9.00%, 07/15/15(h)	2,688,000
750,000	FTI Consulting, Inc., 7.75%, 10/01/16	761,250
2,500,000	Gaylord Entertainment Co., Cnv., 3.75%, 10/01/14(h)	2,431,250
13,000,000	GenCorp, Inc., Cnv., 2.25%, 11/15/24	11,651,250
3,000,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39(h)	2,688,750
2,350,000	GeoEye, Inc., 9.63%, 10/01/15(h)	2,397,000
1,100,000	Georgia-Pacific LLC, 8.25%, 05/01/16(h)	1,177,000
22,000,000	Global Industries Ltd., Cnv., 2.75%, 08/01/27	13,970,000
13,800,000	Goodrich Petroleum Corp., Cnv., 3.25%, 12/01/26	12,730,500

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,500,000	Goodyear Tire & Rubber Co. (The), 10.50%, 05/15/16	$3,797,500
850,000	Graham Packaging Co. LP/GPC Capital Corp. I, 9.88%, 10/15/14	874,438
250,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 01/01/17(h)	253,750
1,250,000	Graphic Packaging International, Inc., 9.50%, 06/15/17(h)	1,334,375
26,500,000	Great Atlantic & Pacific Tea Co., Cnv., 6.75%, 12/15/12	22,856,250
4,500,000	GSI Commerce, Inc., Cnv., 2.50%, 06/01/27	4,455,000
2,250,000	Hanesbrands, Inc., 8.00%, 12/15/16	2,306,250
2,500,000	Harrah’s Operating Co., Inc., 10.00%, 12/15/18	1,987,500
1,500,000	HCA, Inc., 6.30%, 10/01/12	1,473,750
1,750,000	HCA, Inc., 6.75%, 07/15/13	1,701,875
1,000,000	HCA, Inc., 5.75%, 03/15/14	917,500
200,000	HCA, Inc., 9.13%, 11/15/14	208,500
3,220,000	HCA, Inc., 6.50%, 02/15/16	2,962,400
1,650,000	HCA, Inc., 9.25%, 11/15/16	1,740,750
2,900,000	HCA, Inc., 8.50%, 04/15/19(h)	3,066,750
5,000,000	Headwaters, Inc., Cnv., 2.50%, 02/01/14	3,700,000
1,200,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(h)	1,230,000
20,150,000	Helix Energy Solutions Group, Inc., Cnv., 3.25%, 12/15/25	18,210,563
6,000,000	Hercules Offshore, Inc., Cnv., STEP, 3.38%, 06/01/38(h)	4,830,000
2,750,000	Hertz Corp. (The), 8.88%, 01/01/14	2,770,625
2,000,000	Hertz Corp. (The), 10.50%, 01/01/16	2,095,000
3,400,000	Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.88%, 02/01/18(h)	3,276,750
20,750,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	17,430,000

Principal Amount		Value

UNITED STATES (continued)
$9,000,000	Horizon Lines, Inc., Cnv., 4.25%, 08/15/12	$7,695,000
3,750,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17(h)	3,787,500
1,250,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26	1,033,250
2,250,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	2,143,125
1,700,000	Host Hotels & Resorts LP, REIT, 7.13%, 11/01/13	1,712,750
750,000	Host Hotels & Resorts LP, REIT, Cnv., 2.63%, 04/15/27(h)	719,062
500,000	HUB International Holdings, Inc., 9.00%, 12/15/14(h)	483,750
2,000,000	Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	2,045,000
2,500,000	Huntsman International LLC, 7.88%, 11/15/14	2,412,500
2,500,000	Huntsman International LLC, 5.50%, 06/30/16(h)	2,181,250
16,000,000	Hutchinson Technology, Inc., Cnv., 3.25%, 01/15/26	13,260,000
500,000	Hyatt Hotels Corp., 6.88%, 08/15/19(h)	519,992
2,750,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14	2,791,250
15,000,000	Iconix Brand Group, Inc., Cnv., 1.88%, 06/30/12	13,443,750
600,000	Inergy LP Inergy Finance Corp., 6.88%, 12/15/14	598,500
1,825,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	1,866,062
3,250,000	Ingles Markets Inc., 8.88%, 05/15/17	3,367,812
10,000,000	Integra LifeSciences Holdings Corp., Cnv., 2.38%, 06/01/12(h)	9,512,500
1,350,000	Intelsat Corp., 9.25%, 08/15/14	1,377,000
2,000,000	Interpublic Group of Cos., Inc., 10.00%, 07/15/17(h)	2,210,000
17,950,000	Interpublic Group of Cos., Inc., Cnv., 4.25%, 03/15/23	17,725,625
250,000	Ipalco Enterprises, Inc., 7.25%, 04/01/16(h)	253,750

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,500,000	Iron Mountain, Inc., 7.75%, 01/15/15	$3,526,250
1,800,000	Iron Mountain, Inc., 6.63%, 01/01/16	1,746,000
4,585,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	4,074,919
1,000,000	Jarden Corp., 8.00%, 05/01/16	1,042,500
3,000,000	Jarden Corp., 7.50%, 05/01/17	3,015,000
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,005,000
17,000,000	JDS Uniphase Corp., Cnv., 1.00%, 05/15/26	14,471,250
1,950,000	Key Energy Services, Inc., 8.38%, 12/01/14	1,950,000
3,750,000	Kinetic Concepts, Inc., Cnv., 3.25%, 04/15/15(h)	3,839,062
35,940,000	King Pharmaceuticals, Inc., Cnv., 1.25%, 04/01/26	32,525,700
2,000,000	Kulicke & Soffa Industries, Inc., Cnv., 0.88%, 06/01/12	1,715,000
11,675,000	L-1 Identity Solutions, Inc., Cnv., 3.75%, 05/15/27	10,770,187
1,000,000	L-3 Communications Corp., 6.13%, 07/15/13	1,010,000
1,000,000	Lamar Media Corp., 7.25%, 01/01/13	1,000,000
2,000,000	Lamar Media Corp., 6.63%, 08/15/15	1,925,000
1,600,000	Lamar Media Corp., Series C, 6.63%, 08/15/15	1,524,000
14,165,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	11,845,481
20,550,000	Level 3 Communications, Inc., Cnv., 5.25%, 12/15/11	19,650,938
19,750,000	Level 3 Communications, Inc., Cnv., 3.50%, 06/15/12	17,972,500
2,550,000	Levi Strauss & Co., 9.75%, 01/15/15	2,664,750
1,100,000	Liberty Media LLC, 5.70%, 05/15/13	1,064,250
11,913,840	Liberty Media LLC, Cnv., 3.13%, 03/30/23	12,301,040
3,250,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	2,945,312
2,500,000	LIN Television Corp., 6.50%, 05/15/13	2,387,500
18,000,000	Live Nation, Inc., Cnv., 2.88%, 07/15/27	15,075,000

Principal Amount		Value

UNITED STATES (continued)
$1,800,000	Ltd. Brands, Inc., 6.90%, 07/15/17	$1,764,000
1,400,000	Ltd. Brands, Inc., 8.50%, 06/15/19(h)	1,526,000
500,000	Mariner Energy, Inc., 7.50%, 04/15/13	505,000
2,000,000	Mariner Energy, Inc., 11.75%, 06/30/16	2,255,000
200,000	Mariner Energy, Inc., 8.00%, 05/15/17	195,500
2,250,000	Masco Corp., 6.13%, 10/03/16	2,166,471
20,000,000	Masco Corp., Series B, Cnv., 3.75%, 07/20/31(g)	9,949,000
2,800,000	Massey Energy Co., 6.88%, 12/15/13	2,779,000
3,500,000	Massey Energy Co., Cnv., 3.25%, 08/01/15	3,075,625
1,650,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,637,625
5,725,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19(h)	5,725,000
27,500,000	Medicis Pharmaceutical Corp., Cnv., 2.50%, 06/04/32	27,637,500
9,000,000	Mentor Graphics Corp., Cnv., 6.25%, 03/01/26	8,808,750
1,100,000	MGM Mirage, Inc., 8.38%, 02/01/11	1,057,375
2,000,000	MGM Mirage, Inc., 10.38%, 05/15/14(h)	2,195,000
2,000,000	MGM Mirage, Inc., 11.38%, 03/01/18(h)	1,890,000
4,250,000	Michaels Stores, Inc., 11.38%, 11/01/16	4,420,000
700,000	Michaels Stores, Inc., STEP, 13.00%, 11/01/16	579,250
10,000,000	Micron Technology, Inc., Cnv., 1.88%, 06/01/14	8,712,500
3,000,000	Mirant Americas Generation LLC, 8.30%, 05/01/11	3,056,250
2,450,000	Mirant Americas Generation LLC, 8.50%, 10/01/21	2,352,000
1,000,000	Mirant North America LLC, 7.38%, 12/31/13	995,000
1,450,000	Nalco Co., 8.88%, 11/15/13	1,489,875
2,950,000	NASDAQ OMX Group, Inc. (The), Cnv., 2.50%, 08/15/13	2,787,750

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$6,935,000	Nektar Therapeutics, Cnv., 3.25%, 09/28/12	$6,562,244
11,000,000	Newport Corp., Cnv., 2.50%, 02/15/12	10,092,500
1,050,000	Nextel Communications, Inc., 7.38%, 08/01/15	947,625
500,000	Nielsen Finance LLC/Nielsen Finance Co., 11.63%, 02/01/14	560,000
2,825,000	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 08/01/14	2,938,000
1,750,000	Nielsen Finance LLC/Nielsen Finance Co., STEP, 12.50%, 08/01/16	1,601,250
31,000,000	NII Holdings, Inc., Cnv., 3.13%, 06/15/12	28,403,750
1,000,000	NRG Energy, Inc., 7.38%, 02/01/16	995,000
3,000,000	NRG Energy, Inc., 7.38%, 01/15/17	2,981,250
3,000,000	Nuveen Investments, Inc., 10.50%, 11/15/15	2,775,000
500,000	Office Depot, Inc., 6.25%, 08/15/13	481,250
2,059,000	Omnicare, Inc., 6.88%, 12/15/15	2,012,672
38,600,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	31,459,000
12,000,000	OSI Pharmaceuticals, Inc., Cnv., 3.00%, 01/15/38	11,280,000
2,500,000	Otter Tail Corp., 9.00%, 12/15/16	2,606,250
3,120,000	Overstock.com, Inc., Cnv., 3.75%, 12/01/11	2,839,200
2,250,000	Owens Corning, Inc., 9.00%, 06/15/19	2,586,809
2,000,000	Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16	2,080,000
1,000,000	PAETEC Holding Corp., 9.50%, 07/15/15	967,500
4,100,000	Pantry, Inc. (The), 7.75%, 02/15/14	3,925,750
22,020,000	Pantry, Inc. (The), Cnv., 3.00%, 11/15/12	19,487,700
6,000,000	Parker Drilling Co., Cnv., 2.13%, 07/15/12	5,362,500
1,000,000	Penn National Gaming, Inc., 6.75%, 03/01/15	965,000
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19(h)	1,020,000
2,900,000	Penske Auto Group, Inc., 7.75%, 12/15/16	2,791,250

Principal Amount		Value

UNITED STATES (continued)
$1,350,000	Penske Auto Group, Inc., Cnv., 3.50%, 04/01/26	$1,339,875
2,500,000	PetroHawk Energy Corp., 9.13%, 07/15/13	2,606,250
1,432,000	Pinnacle Entertainment, Inc., 8.25%, 03/15/12	1,432,000
1,625,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	1,503,125
1,800,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17(h)	1,804,500
2,750,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	2,763,750
1,000,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15(h)	1,005,000
2,400,000	Pioneer Natural Resources Co., 6.88%, 05/01/18	2,357,741
500,000	Pioneer Natural Resources Co., Cnv., 2.88%, 01/15/38	519,375
1,150,000	Plains Exploration & Production Co., 10.00%, 03/01/16	1,276,500
4,500,000	Plains Exploration & Production Co., 7.63%, 06/01/18	4,567,500
6,000,000	Playboy Enterprises, Inc., Cnv., 3.00%, 03/15/25	5,032,500
13,722,000	Powerwave Technologies, Inc., Cnv., 1.88%, 11/15/24	11,869,530
3,700,000	Psychiatric Solutions, Inc., 7.75%, 07/15/15	3,542,750
1,250,000	Quiksilver, Inc., 6.88%, 04/15/15	1,087,500
2,100,000	QVC, Inc., 7.50%, 10/01/19(h)	2,152,500
500,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	443,750
1,800,000	Qwest Communications International, Inc., 7.50%, 02/15/14	1,811,250
2,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15(h)	2,070,000
1,000,000	Qwest Communications International, Inc., 7.13%, 04/01/18(h)	975,000
200,000	Qwest Communications International, Inc., Cnv., 3.50%, 11/15/25	205,750

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$6,000,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	$6,037,500
1,400,000	Qwest Corp., 8.38%, 05/01/16	1,533,000
1,000,000	Range Resources Corp., 7.50%, 05/15/16	1,027,500
1,000,000	Range Resources Corp., 7.50%, 10/01/17	1,037,500
250,000	Revlon Consumer Products Corp., 9.75%, 11/15/15(h)	257,812
2,000,000	Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.75%, 10/15/16(h)	2,015,000
1,250,000	RITE AID Corp., 7.50%, 03/01/17	1,150,000
7,300,000	RITE AID Corp., Cnv., 8.50%, 05/15/15	6,980,625
1,500,000	Rock-Tenn Co., 9.25%, 03/15/16(h)	1,631,250
4,500,000	RRI Energy, Inc., 7.63%, 06/15/14	4,320,000
500,000	RRI Energy, Inc., 7.88%, 06/15/17	476,250
700,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	708,750
1,500,000	RSC Equipment Rental, Inc., 10.00%, 07/15/17(h)	1,631,250
250,000	Sally Holdings LLC/Sally Capital, Inc., 9.25%, 11/15/14	259,375
56,000,000	SanDisk Corp., Cnv., 1.00%, 05/15/13	45,290,000
2,500,000	Sanmina-SCI Corp., 8.13%, 03/01/16	2,506,250
30,000,000	SAVVIS, Inc., Cnv., 3.00%, 05/15/12	27,337,500
4,500,000	SBA Communications Corp., Cnv., 1.88%, 05/01/13	4,528,125
5,000,000	School Specialty, Inc., Cnv., 3.75%, 11/30/26	4,693,750
650,000	Scientific Games Corp., 7.88%, 06/15/16(h)	654,062
1,000,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,052,500
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	520,002
2,250,000	Sealed Air Corp., 7.88%, 06/15/17(h)	2,375,032
2,200,000	Sealy Mattress Co., 8.25%, 06/15/14	2,189,000

Principal Amount		Value

UNITED STATES (continued)
$2,000,000	Sealy Mattress Co., 10.88%, 04/15/16(h)	$2,240,000
2,350,000	Select Medical Corp., 7.63%, 02/01/15	2,303,000
2,750,000	Service Corp. International, 7.38%, 10/01/14	2,777,500
750,000	Service Corp. International, 7.63%, 10/01/18	759,375
3,350,000	ServiceMaster Co. (The), 10.75%, 07/15/15(h)(j)	3,517,500
960,000	Sirius XM Radio, Inc., Cnv., 3.25%, 10/15/11	889,200
2,000,000	Snap-On, Inc., 6.13%, 09/01/21	2,135,934
750,000	Solo Cup Co., 10.50%, 11/01/13	787,500
4,450,000	Solo Cup Co., 8.50%, 02/15/14	4,294,250
2,500,000	Solutia, Inc., 8.75%, 11/01/17	2,643,750
250,000	Sonic Automotive, Inc., 8.63%, 08/15/13	252,500
1,000,000	Speedway Motorsports, Inc., 6.75%, 06/01/13	985,000
2,750,000	Speedway Motorsports, Inc., 8.75%, 06/01/16(h)	2,921,875
5,500,000	Sprint Nextel Corp., 6.00%, 12/01/16	4,785,000
3,650,000	Sprint Nextel Corp., 8.38%, 08/15/17	3,558,750
1,775,000	Stater Brothers Holdings, 8.13%, 06/15/12	1,792,750
825,000	Stater Brothers Holdings, 7.75%, 04/15/15	841,500
1,400,000	Steel Dynamics, Inc., 7.38%, 11/01/12	1,431,500
3,100,000	Steel Dynamics, Inc., 6.75%, 04/01/15	3,065,125
15,000,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	12,656,250
8,000,000	Stillwater Mining Co., Cnv., 1.88%, 03/15/28	6,780,000
500,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.88%, 12/15/13	502,500
8,500,000	SunGard Data Systems, Inc., 9.13%, 08/15/13	8,648,750
1,250,000	SunGard Data Systems, Inc., 10.63%, 05/15/15	1,359,375
2,000,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	2,075,000
2,500,000	SuperValu, Inc., 8.00%, 05/01/16	2,500,000

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,400,000	Susser Holdings LLC/Susser Finance Corp., 10.63%, 12/15/13	$1,457,750
9,652,000	Tech Data Corp., Cnv., 2.75%, 12/15/26	9,869,170
2,000,000	Telesat Canada/Telesat LLC, 11.00%, 11/01/15(h)	2,235,000
2,000,000	Tenneco, Inc., 8.63%, 11/15/14	1,970,000
300,000	Tenneco, Inc., 8.13%, 11/15/15	297,000
500,000	Terex Corp., 7.38%, 01/15/14	501,250
1,000,000	Terex Corp., 10.88%, 06/01/16	1,102,500
2,850,000	Terex Corp., 8.00%, 11/15/17	2,721,750
1,500,000	Tesoro Corp., 9.75%, 06/01/19	1,618,125
904,000	Texas Industries, Inc., 7.25%, 07/15/13	899,480
176,000	Texas Industries, Inc., 7.25%, 07/15/13	175,120
6,600,000	THQ, Inc., Cnv., 5.00%, 08/15/14(h)	6,096,750
2,750,000	Time Warner Telecom Holdings, Inc., 9.25%, 02/15/14	2,829,062
7,550,000	Time Warner Telecom, Inc., Cnv., 2.38%, 04/01/26	7,814,250
900,000	Toys R US Property Co. I LLC, 10.75%, 07/15/17(h)	996,750
1,000,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17(h)	1,030,000
1,500,000	Toys R US, Inc., 7.88%, 04/15/13	1,526,250
3,850,000	Toys R US, Inc., 7.38%, 10/15/18	3,570,875
1,500,000	TransDigm, Inc., 7.75%, 07/15/14	1,511,250
13,000,000	Trico Marine Services, Inc., Cnv., 8.13%, 02/01/13	10,936,250
14,250,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	10,527,188
4,000,000	TRW Automotive, Inc., 7.25%, 03/15/17(h)	3,870,000
16,000,000	UAL Corp., Cnv., 4.50%, 06/30/21	14,700,800
5,000,000	United Rentals North America, Inc., 7.75%, 11/15/13	4,868,750

Principal Amount		Value

UNITED STATES (continued)
$750,000	United Rentals North America, Inc., 10.88%, 06/15/16	$818,438
1,000,000	United Rentals North America, Inc., 9.25%, 12/15/19	1,032,500
1,000,000	United Rentals North America, Inc., Cnv., 1.88%, 10/15/23	972,500
2,500,000	Universal City Development Partners Ltd., 8.88%, 11/15/15(h)	2,518,750
1,775,000	Universal City Development Partners Ltd., 10.88%, 11/15/16(h)	1,837,125
1,500,000	USG Corp., 9.50%, 01/15/18	1,530,000
1,450,000	Valassis Communications, Inc., 8.25%, 03/01/15	1,442,750
1,750,000	Valeant Pharmaceuticals International, 8.38%, 06/15/16(h)	1,815,625
5,300,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18(h)	5,174,125
28,000,000	VeriFone Holdings, Inc., Cnv., 1.38%, 06/15/12	24,955,000
1,450,000	Visant Corp., 7.63%, 10/01/12	1,457,250
1,800,000	Visant Holding Corp., 8.75%, 12/01/13	1,845,000
800,000	Waste Services, Inc., 9.50%, 04/15/14	828,000
4,050,000	West Corp., 9.50%, 10/15/14	4,070,250
1,450,000	West Corp., 11.00%, 10/15/16	1,544,250
1,000,000	Weyerhaeuser Co., 7.38%, 10/01/19	1,069,074
1,500,000	Williams Partners LP/Williams Partners Finance Corp., 7.25%, 02/01/17	1,681,275
2,150,000	Windstream Corp., 8.63%, 08/01/16	2,206,438
2,500,000	Windstream Corp., 7.88%, 11/01/17(h)	2,468,750
2,600,000	Windstream Corp., 7.00%, 03/15/19	2,434,250
6,000,000	World Acceptance Corp., Cnv., 3.00%, 10/01/11	5,685,000
4,000,000	Wyndham Worldwide Corp., 6.00%, 12/01/16	3,873,000

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
$3,100,000		Yankee Acquisition Corp., 8.50%, 02/15/15	$3,100,000

			1,539,945,316

VENEZUELA — 0.1%
2,040,000		Corp. Andina de Fomento, 8.13%, 06/04/19	2,423,583
1,840,000		Petroleos de Venezuela SA, 14.11%, 07/10/11(g)	1,527,200

			3,950,783

Total Corporate Bonds (Cost $1,763,213,547)			1,899,791,458

GOVERNMENT BONDS — 8.5%

ARGENTINA — 0.2%
16,258,000		Republic of Argentina, 0.35%, 08/03/12(d)	5,202,560

AUSTRALIA — 0.4%
2,000,000	(e)	Australian Government Index Linked, 4.00%, 08/20/10	2,800,590
710,000	(e)	New South Wales Treasury Corp., 6.00%, 05/01/12	642,589
3,340,000	(e)	New South Wales Treasury Corp., 5.50%, 03/01/17	2,913,099
3,030,000	(e)	Queensland Treasury Corp., 6.00%, 06/14/11	2,733,483
685,000	(e)	Queensland Treasury Corp., 6.00%, 08/14/13	621,691
1,370,000	(e)	Queensland Treasury Corp., 6.00%, 09/14/17	1,227,274
3,190,000	(e)	Queensland Treasury Corp., 7.13%, 09/18/17(h)	2,363,392

			13,302,118

BRAZIL — 0.7%
9,490,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	9,295,065
2,400,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,295,152
15,670,000	(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/12	8,137,244
3,900,000	(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,801,175

			21,528,636

Principal Amount			Value

CANADA — 0.0%
1,526,000	(i)	Province of Ontario, 6.25%, 06/16/15	$1,092,016

FRANCE — 0.3%
4,360,000	(e)	France Government Bond OAT, 4.25%, 10/25/17	6,512,440
2,700,000	(e)	France Government Bond OAT, 5.50%, 04/25/29	4,458,197

			10,970,637

HUNGARY — 0.2%
1,575,000	(e)	Hungary Government International Bond, 3.88%, 02/24/20	1,943,528
520,000	(e)	Republic of Hungary, 4.38%, 07/04/17	698,630
1,705,000	(e)	Republic of Hungary, 5.75%, 06/11/18	2,431,429
$940,000		Republic of Hungary, 6.25%, 01/29/20	942,829

			6,016,416

INDONESIA — 1.0%
4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(h)	6,236,188
1,631,000		Indonesia Government International Bond, 8.50%, 10/12/35(h)	1,928,658
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(h)	252,850
700,000		Indonesia Government International Bond, 7.75%, 01/17/38(h)	772,625
660,000		Indonesia Government International Bond, 7.75%, 01/17/38(h)	728,475
23,560,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,579,523
3,590,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/18	373,808
19,800,000,000	(e)	Indonesia Treasury Bond, 12.80%, 06/15/21	2,520,604
1,160,000,000	(e)	Indonesia Treasury Bond, 12.90%, 06/15/22	149,170
1,590,000,000	(e)	Indonesia Treasury Bond, 10.25%, 07/15/22	172,952
37,380,000,000	(e)	Indonesia Treasury Bond, 9.50%, 07/15/23	14,138,283
25,525,000,000	(e)	Indonesia Treasury Bond, 10.00%, 02/15/28	2,655,621

			32,508,757

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount			Value

ISRAEL — 0.2%
14,130,000	(e)	Israel Government Bond - Shahar, 7.00%, 04/29/11	$4,211,925
3,950,000	(e)	Israel Treasury Bill - Makam, 1.59%, 10/06/10(g)	1,045,959

			5,257,884

LITHUANIA — 0.1%
$3,580,000		Republic of Lithuania,
		6.75%, 01/15/15(h)	3,734,062

MALAYSIA — 0.4%
35,500,000	(e)	Malaysia Government Bond, 3.87%, 04/13/10	10,447,990
13,820,000	(e)	Malaysia Government Bond, 3.81%, 02/15/17	3,998,712

			14,446,702

MEXICO — 0.8%
24,000,000	(e)	Mexican Bonos, 8.00%, 12/19/13	1,912,110
20,000,000	(e)	Mexican Bonos, 8.00%, 12/17/15	1,576,147
36,000,000	(e)	Mexican Bonos, 7.25%, 12/15/16	2,704,954
23,900,000	(e)	Mexican Bonos, 7.75%, 12/14/17	1,829,044
137,500,000	(e)	Mexican Bonos, 10.00%, 12/05/24	12,139,526
53,000,000	(e)	Mexican Bonos, 10.00%, 11/20/36	4,639,121

			24,800,902

NETHERLANDS — 0.2%
4,485,000	(e)	Netherlands Goverment Bond, 4.50%, 07/15/17	6,800,816

NEW ZEALAND — 0.2%
7,000,000	(e)	New Zealand Government Bond, 6.00%, 12/15/17	5,022,712

NORWAY — 0.0%
7,600,000	(e)	Norway Government Bond, 6.00%, 05/16/11	1,341,928

POLAND — 0.8%
4,520,000	(e)	Poland Government Bond, 4.75%, 04/25/12	1,547,985
6,975,000	(e)	Poland Government Bond, 5.75%, 04/25/14	2,428,709
26,560,000	(e)	Poland Government Bond, 6.25%, 10/24/15	9,376,258
24,800,000	(e)	Poland Government Bond, 5.75%, 09/23/22	8,188,241

Principal Amount			Value

POLAND (continued)
$5,400,000		Poland Government International Bond, 6.38%, 07/15/19	$5,842,417

			27,383,610

QATAR — 0.1%
2,100,000		Qatar Government International Bond, 6.55%, 04/09/19(h)	2,304,750

RUSSIA — 0.4%
10,777,100		Russia Government International Bond, STEP, 7.50%, 03/31/30	12,125,315

SOUTH AFRICA — 0.1%
1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	1,810,796

SOUTH KOREA — 1.8%
400,000		Export-Import Bank of Korea, 8.13%, 01/21/14	463,809
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14	110,025
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	109,143
105,000	(k)	Export-Import Bank of Korea, 4.63%, 02/20/17	144,814
1,800,000,000	(e)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,576,146
1,385,000		Korea Development Bank, 8.00%, 01/23/14	1,594,931
4,711,390,000	(e)	Korea Treasury Bond, 5.50%, 06/10/11	4,157,050
34,923,170,000	(e)	Korea Treasury Bond, 4.75%, 12/10/11	30,456,010
10,341,480,000	(e)	Korea Treasury Bond, 4.00%, 06/10/12	8,863,283
4,250,000,000	(e)	Korea Treasury Bond, 5.25%, 09/10/12	3,747,803
460,440,000	(e)	Korea Treasury Bond, 5.25%, 03/10/13	406,543
4,790,000		Republic of Korea, 7.13%, 04/16/19	5,548,712
250,000		Republic of Korea, 5.63%, 11/03/25	250,390

			57,428,659

SRI LANKA — 0.2%
13,950,000	(e)	Sri Lanka Government Bonds, Series A, 12.00%, 07/15/11	125,406
264,000,000	(e)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,252,985

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount			Value

SRI LANKA (continued)
385,000,000	(e)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	$3,283,733

			5,662,124

SWEDEN — 0.1%
19,680,000	(e)	Sweden Government Bond, 5.25%, 03/15/11	2,808,856

UNITED ARAB EMIRATES — 0.1%
$2,060,000		Emirate of Abu Dhabi, 6.75%, 04/08/19(h)	2,285,945

VENEZUELA — 0.1%
1,710,000		Venezuela Government International Bond, 5.38%, 08/07/10	1,692,900
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	1,892,800

			3,585,700

VIETNAM — 0.1%
1,625,000		Socialist Republic of Vietnam, 6.88%, 01/15/16(h)	1,706,250
2,490,000		Socialist Republic of Vietnam, 6.75%, 01/29/20(h)	2,480,662

			4,186,912

Total Government Bonds (Cost $245,612,303)			271,608,813

ASSET-BACKED SECURITIES — 0.6%

UNITED STATES — 0.6%
6,291,078		Bear Stearns Asset-Backed Securities Trust, Series 2005-AC8, Class A1, 0.56%, 11/25/35(d)	3,002,317
6,954,636		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.58%, 03/25/36(d)	2,921,007
6,954,636		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.58%, 03/25/36(d)	2,788,233
7,250,000		CSAB Mortgage Backed Trust, Series 2006-2, Class A2, 0.40%, 09/25/36(d)	3,673,062
6,100,000		CSAB Mortgage Backed Trust, Series 2006-3, Class A2, 0.39%, 11/25/36(d)	2,877,130
1,852,046		GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(d)	1,380,818

Principal Amount		Value

UNITED STATES (continued)
$5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	$2,345,204

Total Asset-Backed Securities (Cost $18,323,118)		18,987,771

NON-AGENCY MORTGAGE-BACKED SECURITIES — 8.7%

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1%

3,856,086	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.40%, 01/25/36(d)	3,522,336
3,000,000	Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 4.80%, 10/25/35(d)	2,059,959
1,709,816	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.82%, 03/25/36(d)	1,170,611
8,830,185	American Home Mortgage Assets, Series 2005-1, Class 2A21, 3.66%, 11/25/35(d)	5,735,214
4,313,436	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.50%, 11/25/35(d)	2,624,664
1,857,324	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 5.10%, 12/25/35(d)	1,079,687
2,839,056	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.26%, 09/20/35(d)	2,110,260
10,690,672	Banc of America Funding Corp., Series 2005-H, Class 2A1, 5.15%, 11/20/35(d)	8,038,969
3,643,584	Banc of America Funding Corp., Series 2006-A, Class 3A2, 5.78%, 02/20/36(d)	2,141,493
4,321,480	Banc of America Funding Corp., Series 2006-E, Class 2A1, 5.77%, 06/20/36(d)	2,972,671
2,941,966	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	2,378,417
1,212,238	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 4.86%, 10/25/35(d)	1,088,778
1,003,811	Banc of America Mortgage Securities, Inc., Series 2005-J, Class 2A3, 5.08%, 11/25/35(d)	954,927

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,753,280	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 5.01%, 12/25/35(d)	$3,765,814
4,866,807	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.43%, 08/25/35(d)	3,758,520
1,103,737	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 4.63%, 02/25/36(d)	931,698
3,044,326	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.97%, 06/25/47(d)	2,173,695
8,905,626	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.71%, 11/25/35(d)	5,980,637
3,988,463	Bear Stearns Alt-A Trust, Series 2006-4, Class 13A1, 0.39%, 08/25/36(d)	1,853,887
3,355,788	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 5.56%, 01/25/47(d)	1,968,013
1,299,885	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.37%, 05/25/35(d)	970,522
3,367,813	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.92%, 06/25/36(d)	2,885,001
2,452,473	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.84%, 06/25/36(d)	2,066,363
3,120,000	Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.00%, 12/25/36(d)	1,932,011
1,722,077	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,500,019
1,242,998	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	1,167,002
6,876,169	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.54%, 08/25/35(d)	3,300,821
2,766,858	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	1,996,852
4,748,798	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	3,644,468
12,698,062	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.58%, 05/25/36(d)	6,695,314

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,489,186	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.58%, 06/25/36(d)	$3,628,120
5,489,186	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.92%, 06/25/36(d)	1,015,530
2,250,000	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	1,560,744
6,151,156	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.63%, 03/25/36(d)	2,792,328
7,688,812	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	5,640,390
2,487,686	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	2,046,408
4,050,000	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.41%, 11/25/36(d)	2,104,553
2,740,622	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	2,394,417
3,544,652	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	3,031,812
1,656,340	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	1,342,842
5,677,008	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	4,766,890
3,236,438	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	2,610,841
3,282,080	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	3,048,248
2,912,274	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 5.53%, 03/25/37(d)	1,570,127
2,118,001	Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 02/25/37	1,404,369
2,674,803	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 5.18%, 11/19/35(d)	2,017,243

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,651,793	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.60%, 04/19/36(d)	$3,039,488
5,855,000	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.39%, 02/25/37(d)	1,638,341
1,028,253	GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.14%, 01/25/35(d)	894,550
5,762,802	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 5.16%, 10/25/35(d)	5,117,840
5,878,410	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	5,700,265
5,803,758	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.15%, 01/25/36(d)	4,576,845
3,500,000	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 5.15%, 01/25/36(d)	2,272,674
3,681,480	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 0.42%, 08/25/46(d)	2,558,339
3,542,036	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 5.98%, 04/25/37(d)	2,359,319
3,664,581	Indymac IMJA Mortgage Loan Trust, Series 2007-A1, Class A1, 6.00%, 08/25/37	3,067,898
6,800,000	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 5.39%, 01/25/37(d)	3,866,909
2,112,082	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 3.89%, 04/25/35(d)	1,775,035
5,539,060	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	4,755,803
4,576,363	Lehman Mortgage Trust, Series 2007-10, Class 2A1, 6.50%, 01/25/38	3,705,437
4,554,007	Lehman Mortgage Trust, Series 2007-8, Class 2A2, 6.50%, 09/25/37	3,378,116
682,887	Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.54%, 03/25/35(d)	572,934
3,188,460	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 4.12%, 07/25/35(d)	2,528,735
5,059,229	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	4,192,836

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,795,744	Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.52%, 12/25/35(d)	$2,006,141
7,371,870	Residential Accredit Loans, Inc., Series 2006-QO7, Class 1A1, 1.28%, 09/25/46(d)	3,106,284
4,915,889	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	2,661,910
3,024,262	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,798,622
3,370,768	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	3,001,602
4,497,496	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 5.30%, 11/25/35(d)	3,284,181
2,227,596	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	1,919,190
3,685,914	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	2,988,301
1,100,000	Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 04/25/35	972,015
2,538,591	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.72%, 04/25/37(d)	1,824,125
5,530,000	Terwin Mortgage Trust, Series 2007-6ALT, Class A2, 0.53%, 08/25/38(d)(h)	2,514,059
3,131,363	Wamu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 5.08%, 12/25/35(d)	2,829,676
4,843,237	Wamu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 5.23%, 01/25/36(d)	4,323,785
1,468,656	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 5.92%, 09/25/36(d)	1,052,404
682,858	WaMu Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1, 5.27%, 01/25/37(d)	488,988
7,615,638	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,862,104

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,091,703	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A1, 5.26%, 10/25/35(d)	$3,669,302
6,059,692	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 2A1, 5.59%, 07/25/36(d)	4,377,973
3,564,355	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 4.30%, 07/25/36(d)	2,803,318
3,681,144	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A1, 5.59%, 07/25/36(d)	2,783,677
4,083,833	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 5.59%, 07/25/36(d)	3,232,052
2,966,497	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 2A1, 5.98%, 09/25/36(d)	2,577,765
2,270,066	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.62%, 12/25/36(d)	1,809,370
5,634,115	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 5.54%, 04/25/36(d)	4,257,788
3,956,446	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR7, Class 2A4, 5.60%, 05/25/36(d)	3,234,509
3,385,472	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A1, 5.24%, 04/25/36(d)	2,777,198
3,349,306	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	2,683,893
4,222,444	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	3,456,936
2,740,613	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	2,400,095
1,119,629	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A22, 6.00%, 07/25/37	980,343

		259,122,455

Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
$3,000,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.74%, 02/10/51(d)	$2,711,639
3,000,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, 5.82%, 12/10/49(d)	2,725,006
3,000,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	2,516,237
3,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	2,688,128
3,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 09/12/49	2,574,887
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.74%, 06/15/49(d)	2,627,004
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.90%, 02/15/51(d)	2,599,773

		18,442,674

Total Non-Agency Mortgage-Backed Securities (Cost $271,698,926)		277,565,129

U.S. GOVERNMENT AGENCIES — 2.4%

Federal Farm Credit Bank — 0.2%
3,000,000	4.75%, 03/15/10	3,012,941
1,535,000	4.75%, 05/07/10	1,553,857

		4,566,798

Federal Home Loan Bank — 2.2%
22,000,000	0.03%, 02/01/10(l)	22,000,000
500,000	0.03%, 02/17/10(l)	499,993
310,000	0.03%, 02/17/10(l)	309,996
1,500,000	0.03%, 02/19/10(l)	1,499,978
2,100,000	2.75%, 03/12/10	2,104,097
27,000,000	4.25%, 06/11/10	27,400,437
3,050,000	2.75%, 06/18/10	3,080,271
8,105,000	4.50%, 09/10/10	8,305,810

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Federal Home Loan Bank (continued)
$6,000,000	0.92%, 09/24/10(d)	$6,030,666

		71,231,248

Total U.S. Government Agencies (Cost $75,633,091)		75,798,046

U.S. GOVERNMENT SECURITIES — 1.4%

U.S. Treasury Bills — 1.4%
46,340,000	0.02%, 03/25/10(l)	46,338,662

Total U.S. Government Securities (Cost $46,338,662)		46,338,662

MUNICIPAL BONDS — 0.4%

California — 0.1%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM) 8.75%, 11/15/44	1,111,671
2,020,000	State of California Various Purpose GO, OID, 6.00%, 04/01/38	2,046,785

		3,158,456

Colorado — 0.0%
800,000	Regional Transportation District COP, Transit Vehicles Project, Series A, (AMBAC) 5.00%, 12/01/21	823,968

Florida — 0.2%
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/20	1,082,390
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/21	1,057,610
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/22	1,051,090
1,340,000	Jacksonville Electric Authority Water & Sewer System Revenue Bonds, Series B, OID, (NATL-RE) 4.75%, 10/01/40	1,295,807

		4,486,897

Illinois — 0.1%
875,000	Chicago Water Refunding Second Lien Revenue Bonds, (AGM) 5.00%, 11/01/19	951,773

Principal Amount		Value

Illinois (continued)
$1,000,000	Illinois Finance Authority Refunding Revenue Bonds, (AGM) 5.00%, 01/01/20	$1,034,590

		1,986,363

New York — 0.0%
370,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series C, 4.75%, 06/15/33	372,405

Tennessee — 0.0%
400,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series B, (GO of University) 5.00%, 10/01/18	459,288

Total Municipal Bonds (Cost $10,934,506)		11,287,377

Shares

CASH SWEEP — 3.2%

UNITED STATES — 3.2%
104,260,918	Citibank - US Dollars on Deposit in Custody Account	104,260,918

Total Cash Sweep (Cost $104,260,918)		104,260,918

TOTAL INVESTMENTS — 99.5% (Cost $2,990,072,363)(a)		3,191,182,079

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		17,562,591

NET ASSETS — 100.0%		$3,208,744,670

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Depreciation

2,500	S&P 500 E-mini Futures, March 2010	$(4,682,022)
1,335	Russell 2000 Mini Index Futures, March 2010	(4,372,360)

		$(9,054,382)

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

At January 31, 2010, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $6,000,000 or 0.19% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/10 Carrying Value Per Unit

$20,000,000	Asian Coast Development Ltd.(c)	07/28/08	$12.00

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.5 and receiving variance of the S&P 500 Index under the target volatility of 36.5, expiring 12/21/12 (Underlying notional amount at value $300,000)	300,000	$2,243,836
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 40.5 and receiving variance of the S&P 500 Index under the target volatility of 40.5, expiring 12/21/12 (Underlying notional amount at value $100,000)	100,000	1,070,370
Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15(Underlying notional amount at value Euro 1,000,000)	1,000,000	(2,590,206)
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.06% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/22/19 (Underlying notional amount at value MXN 23,640,000)	23,640,000	4,735
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.32% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/09/29 (Underlying notional amount at value MXN 35,460,000)	35,460,000	(82,482)

		$646,253

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$252,914,013
Unrealized depreciation	(51,804,297)

Net unrealized appreciation	$201,109,716

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $6,000,000, which is 0.19% of net assets.

(d)	Variable rate security. Rate shown is the rate as of January 31, 2010.

(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(f)	Principal amount denoted in Singapore Dollars.

(g)	Zero coupon bond. The rate represents the yield at time of purchase.

(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value is $230,408,332, which is 7.18% of net assets.

(i)	Principal amount denoted in New Zealand Dollars.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	Principal amount denoted in Euros.

(l)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
Cnv. — Convertible
COP — Certificates of Participation
FOR — Foreign Ownership Restrictions
GO — General Obligations
MXN — Mexican Peso
NATL-RE — Insured by National Public Finance Guarantee Corp.
NVDR — Non-Voting Depositary Receipt
OID — Original Issue Discount
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	0.6%
Banks	0.8%
Collateralized Mortgage Obligations	8.1%
Commercial Mortgage-Backed Securities	0.6%
Consumer Discretionary	13.3%
Consumer Staples	3.8%
Diversified Financials	4.0%
Energy	7.9%
Government Bonds	8.5%
Health Care	8.5%
Industrials	8.6%
Information Technology	12.2%
Insurance	0.2%
Materials	3.3%
Municipal Bonds	0.4%
Real Estate	0.4%
Telecommunication Services	7.2%
U.S. Government and Agency Securities	3.8%
Utilities	2.1%
Other*	5.7%

*	Includes cash and equivalents, exchange traded funds, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS	January 31, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 45.3%

BRAZIL — 3.1%
Materials — 3.1%
2,000,000	Vale SA - ADR	$51,580,000

CHINA — 2.5%
Industrials — 0.8%
1,000,000	Suntech Power Holdings Co. Ltd. - ADR(b)	13,510,000

Utilities — 1.7%
11,677,500	Xinao Gas Holdings Ltd.	27,765,074

		41,275,074

GREECE — 1.7%
Energy — 1.7%
2,194,200	StealthGas, Inc.	10,992,942
1,099,808	Tsakos Energy Navigation Ltd.	17,739,903

		28,732,845

NORWAY — 3.8%
Energy — 3.8%
4,600,000	Aker Solutions ASA	62,130,677

PERU — 5.0%
Materials — 5.0%
2,604,887	Cia de Minas Buenaventura SA - ADR	82,001,843

SINGAPORE — 3.8%
Industrials — 3.8%
10,400,000	Keppel Corp. Ltd.	61,900,800

UNITED KINGDOM — 3.4%
Materials — 3.4%
1,500,000	Anglo American Plc(b)	55,675,442

UNITED STATES — 22.0%
Energy — 10.5%
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)	0
2,682,300	Goodrich Petroleum Corp.(b)	55,872,309
482,000	Occidental Petroleum Corp.	37,759,880
3,600,000	PetroHawk Energy Corp.(b)	80,388,000

		174,020,189

Industrials — 4.3%
1,679,381	Arkansas Best Corp.	37,853,248
2,500,000	Diana Shipping, Inc.(b)	33,150,000

		71,003,248

Materials — 7.2%
966,000	Monsanto Co.	73,300,080
3,000,000	Steel Dynamics, Inc.	45,540,000

		118,840,080

		363,863,517

Total Common Stocks (Cost $811,011,352)		747,160,198

Shares		Value

PREFERRED STOCKS — 0.0%

Energy — 0.0%
541,004	Vertex Energy, Inc., Series A, Cnv.(b)(c)	$0

Total Preferred Stocks (Cost $4,500,000)		0

RIGHTS/WARRANTS — 0.0%

Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)	1
45,000	Vertex Energy, Inc., Warrants, Expires 05/30/10(b)	0

Total Rights/Warrants (Cost $1)		1

Number of Coins

COLLECTIBLE COINS — 3.1%

UNITED STATES — 3.1%
724	Various Collectible Coins and Sets of Coins	51,451,945

Total Collectible Coins (Cost $53,512,666)		51,451,945

Fine Troy Ounces

COMMODITIES — 7.6%

UNITED STATES — 7.6%
60,175	Gold Bullion	65,039,644
44,510	Palladium	18,588,538
28,054	Platinum	42,214,224

Total Commodities (Cost $107,976,997)		125,842,406

Contracts

CALL OPTIONS PURCHASED — 20.0%

Commodities — 0.4%
500	NYB-ICE Sugar No. 11 Index, Strike $28.00, Expiring 04/15/10	1,646,400
1,500	NYB-ICE Sugar No. 11 Index, Strike $30.00, Expiring 04/15/10	3,679,200
3,000	NYB-ICE Sugar No. 11 Index, Strike $35.00, Expiring 02/16/10	840,000

		6,165,600

Diversified Financials — 19.6%
10,000	S&P 500 Index, Strike $750.00, Expiring 03/30/10	323,870,000

Total Call Options Purchased (Cost $360,946,181)		330,035,600

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES — 2.7%

UNITED STATES — 2.7%
$9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 1.73%, 03/15/28(e)	$9,190,125
13,950,000	SLM Student Loan Trust, Series 2002-7, Class A11, 1.73%, 03/15/28(e)	13,566,375
2,400,000	SLM Student Loan Trust, Series 2002-7, Class A6, 1.73%, 03/15/28(e)	2,334,000
7,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 1.73%, 03/15/28(e)	7,731,375
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 1.73%, 03/15/28(e)	11,329,625
1,400,000	SLM Student Loan Trust, Series 2002-7, Class A9, 1.73%, 03/15/28(e)	1,361,500

Total Asset-Backed Securities (Cost $44,448,759)		45,513,000

MUNICIPAL BONDS — 0.4%

Texas — 0.4%
6,000,000	State of Texas Refunding GO, Veterans’ Housing Assistance Program, Fund II, Series D, (SPA - State Street Bank & Trust Co.) 0.25%, 06/01/26(e)	6,000,000

Total Municipal Bonds (Cost $6,000,000)		6,000,000

U.S. GOVERNMENT AGENCIES — 5.3%

Federal Home Loan Bank — 5.3%
16,000,000	0.03%, 02/01/10(f)	16,000,000
32,500,000	0.05%, 02/01/10(f)	32,500,000
3,700,000	0.03%, 02/17/10(f)	3,699,950
4,750,000	0.03%, 02/17/10(f)	4,749,937
15,000,000	0.03%, 02/19/10(f)	14,999,775
15,000,000	0.05%, 03/19/10(f)	14,999,042

Total U.S. Government Agencies (Cost $86,948,704)		86,948,704

Principal Amount		Value

U.S. GOVERNMENT SECURITIES — 34.0%

U.S. Treasury Bills — 11.6%
$190,900,000	0.02%, 03/25/10(f)	$190,894,485

U.S. Treasury Notes — 22.4%
100,000,000	1.63%, 01/15/18(g)	107,430,774
192,500,000	2.13%, 01/15/19(g)	209,170,842
50,500,000	1.88%, 07/15/19(g)	54,046,045

		370,647,661

Total U.S. Government Securities (Cost $551,865,328)		561,542,146

Shares

CASH SWEEP — 0.3%
4,766,768	Citibank - US Dollars on Deposit in Custody Account	4,766,768

Total Cash Sweep (Cost $4,766,768)		4,766,768

TOTAL INVESTMENTS — 118.7% (Cost $2,031,976,756)(a)		1,959,260,768

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7)%		(309,169,502)

NET ASSETS — 100.0%		$1,650,091,266

Contracts

CALL OPTIONS WRITTEN — (18.9)%

Diversified Financials — (18.9)%
10,000	S&P 500 Index, Strike $762.50, Expiring 03/30/10	(311,440,900)

Total Call Options Written (Premiums received $(344,984,960))		$(311,440,900)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

600	New York Mercantile Exchange Gulf #6 Fuel, March 2010	$(3,337,500)
200	London Metal Exchange Copper, July 2010	(10,142,500)
150	London Metal Exchange Nickel, July 2010	(2,241,000)
300	London Metal Exchange Zinc, July 2010	990,000

	Net unrealized depreciation	$(14,731,000)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

350	London Metal Exchange Copper, March 2010	$(1,109,375)
600	New York Mercantile Exchange Heating Oil, March 2010	(774,900)
395	New York Mercantile Exchange Platinum, April 2010	(675,000)
541	NYB-ICE Sugar #11, March 2010	3,661,269
1,254	NYB-ICE Sugar #11, May 2010	8,048,398
200	London Metal Exchange Copper, July 2010	6,780,000
150	London Metal Exchange Nickel, July 2010	5,065,950
300	London Metal Exchange Zinc, July 2010	3,894,375
357	NYB-ICE Sugar #11, July 2010	1,176,885

	Net unrealized appreciation	$26,067,602

At January 31, 2010, the Real Return Fund held investments in restricted and illiquid securities amounting to $51,451,946 or 3.1% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/10 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.	03/15/07	$—
0	Rancher Energy Corp., Warrants	03/20/07	—
4,500,000	Vertex Energy Inc., Series A	05/16/06	—

01/31/10 Average Value Per Unit

53,512,666	Collectible Coins	12/14/06	71,066.22

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$215,188,849
Unrealized depreciation	(287,904,837)

Net unrealized depreciation	$(72,715,988)

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $24,027,013 and the aggregate value is zero.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The cost of the security is $19,527,013 and the aggregate value is zero.

(e)	Variable rate security. Rate shown is the rate as of January 31, 2010.

(f)	The rate represents the annualized yield at time of purchase.

(g)	Inflation protected security. Principal amount reflects original security face amount.

ADR — American Depositary Receipt
Cnv. — Convertible
ICE — ICE Futures US, Inc.
NYB — New York Board of Trade
SPA — Standby Purchase Agreement

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (PURCHASED)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 02/28/10 (Underlying notional amount at value $1,970,700)	86	$121,657
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 03/31/10 (Underlying notional amount at value $2,112,900)	92	125,410
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 04/30/10 (Underlying notional amount at value $4,378,500)	180	(301,312)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 05/31/10 (Underlying notional amount at value $4,425,900)	182	(303,316)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 06/30/10 (Underlying notional amount at value $4,378,500)	180	(301,089)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 07/31/10 (Underlying notional amount at value $2,112,900)	92	(340,505)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 08/31/10 (Underlying notional amount at value $2,112,900)	92	(340,356)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 09/30/10 (Underlying notional amount at value $2,065,500)	90	$(331,343)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 10/31/10 (Underlying notional amount at value $2,112,900)	92	(403,301)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 11/30/10 (Underlying notional amount at value $2,065,500)	90	(392,869)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 12/31/10 (Underlying notional amount at value $2,112,900)	92	(402,867)
Commodity Index Swap Agreement with Cargill, Inc. based on the Palm Oil Futures, expiring 02/12/10 (Underlying notional amount at value Malaysian Ringgit 107,434,250, or $31,600,506)	42,500	(1,032,384)
Commodity Index Swap Agreement with Cargill, Inc. based on the Palm Oil Futures, expiring 03/15/10 (Underlying notional amount at value Malaysian Ringgit 91,640,376, or $27,316,883)	35,000	(1,777,669)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Ice Sugar Index, expiring 04/28/10 (Underlying notional amount at value $30,009,977)	1,200	8,423,316
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Ice Sugar Index, expiring 06/28/10 (Underlying notional amount at value $11,826,696)	500	2,008,227
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/10 (Underlying notional amount at value $621,500)	10,000	304,943
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/10 (Underlying notional amount at value $621,500)	10,000	294,382

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/10 (Underlying notional amount at value $621,500)	10,000	$273,829
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/10 (Underlying notional amount at value $621,500)	10,000	274,243
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/10 (Underlying notional amount at value $621,500)	10,000	275,124
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/10 (Underlying notional amount at value $621,500)	10,000	276,964
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/10 (Underlying notional amount at value $621,500)	10,000	277,841
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/10 (Underlying notional amount at value $621,500)	10,000	277,216
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/10 (Underlying notional amount at value $621,500)	10,000	277,576
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/10 (Underlying notional amount at value $621,500)	10,000	276,935
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/10 (Underlying notional amount at value $621,500)	10,000	280,761

		$7,841,413

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

	Units	Unrealized Appreciation

SWAP AGREEMENTS (WRITTEN)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 02/28/10 (Underlying notional amount at value $1,872,500)	(10,000)	$1,008,310
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 03/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,023,591
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 04/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,036,355
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 05/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,037,528
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 06/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,037,083
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 07/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,044,480
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,040,531
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,033,577

	Units	Unrealized Appreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 10/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	$1,023,591
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 11/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,018,084
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 12/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,013,529

		$11,316,659

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	2.7%
Collectible Coins	3.1%
Commodities	7.6%
Energy	16.0%
Industrials	8.9%
Materials	18.7%
Municipal Bonds	0.4%
U.S. Government and Agency Securities	39.3%
Utilities	1.7%
Other*	1.6%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS	January 31, 2010
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 31.5%

Banks — 4.8%
$500,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	$530,882
1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	1,037,217
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	4,975,745
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	6,169,242
515,000	JPMorgan Chase & Co., 3.70%, 01/20/15	520,359
3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	3,027,315

		16,260,760

Consumer Discretionary — 1.1%
1,000,000	Cornell University, 4.35%, 02/01/14	1,063,640
200,000	Dartmouth College, 4.75%, 06/01/19	205,296
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,076,340
1,343,000	Wm Wrigley Jr. Co., 4.30%, 07/15/10	1,355,908

		3,701,184

Consumer Staples — 3.4%
5,000,000	Anheuser-Busch Inbev Worldwide, Inc., 5.38%, 11/15/14(b)	5,407,050
1,000,000	Procter & Gamble Co. (The), 4.60%, 01/15/14	1,078,469
1,665,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	1,731,545
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,568,248
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,035,011
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	596,980

		11,417,303

Diversified Financials — 8.4%
2,885,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	3,277,784
2,672,000	Eksportfinans A/S, 5.00%, 02/14/12	2,865,012
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,466,097
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	510,216

Principal Amount		Value

Diversified Financials (continued)
$3,000,000	FIH Erhvervsbank AS, 2.45%, 08/17/12(b)	$3,054,240
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	1,975,444
30,000	General Electric Capital Corp., 1.63%, 01/07/11	30,342
1,000,000	General Electric Capital Corp., 2.25%, 03/12/12	1,023,886
1,250,000	General Electric Capital Corp., 2.80%, 01/08/13	1,250,645
4,220,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,507,268
950,000	General Electric Capital Corp., Series A, 3.75%, 11/14/14	948,318
2,000,000	Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14(b)	2,037,378
1,000,000	Morgan Stanley, 4.20%, 11/20/14	1,013,349
3,150,000	Sallie Mae, Inc., 7.30%, 08/01/12	3,627,549
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,011,570

		28,599,098

Energy — 2.0%
500,000	Marathon Oil Corp., 6.50%, 02/15/14	562,769
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,768,352
4,170,000	Shell International Finance BV, 4.00%, 03/21/14	4,407,690

		6,738,811

Health Care — 6.6%
4,620,000	Amgen, Inc., Cnv, 0.13%, 02/01/11	4,568,025
570,000	Express Scripts, Inc., 6.25%, 06/15/14	638,818
500,000	McKesson Corp., 6.50%, 02/15/14	562,366
1,380,000	Novartis Capital Corp., 4.13%, 02/10/14	1,462,637
2,420,000	Pfizer, Inc., 5.35%, 03/15/15	2,683,804
7,000,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	7,572,558
500,000	Thermo Fisher Scientific, Inc., 3.25%, 11/18/14(b)	497,612
2,000,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(b)	2,004,524

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Health Care (continued)
$2,000,000	Wyeth, 5.50%, 02/01/14	$2,216,298

		22,206,642

Industrials — 0.0%
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	84,612

Information Technology — 0.3%
930,000	International Business Machines Corp., 2.10%, 05/06/13	936,922

Insurance — 2.3%
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,528,065
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	6,153,092

		7,681,157

Materials — 0.9%
630,000	Airgas, Inc., 4.50%, 09/15/14	656,350
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,355,368
1,000,000	International Paper Co., 9.38%, 05/15/19	1,252,051

		3,263,769

Utilities — 1.7%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,678,602
4,135,000	Transocean, Inc., Series B, Cnv., 1.50%, 12/15/37	3,964,431

		5,643,033

Total Corporate Bonds (Cost $101,454,006)		106,533,291

MUNICIPAL BONDS — 2.2%

Connecticut — 0.3%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,045,740

Maine — 0.3%
350,000	State of Maine General Purpose GO, 3.94%, 05/15/11	362,327
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	490,649

		852,976

Principal Amount		Value

New York — 1.0%
$1,000,000	New York City Industrial Development Agency Polytechnic University Project, Civic Facility Revenue Bonds, OID, 6.13%, 11/01/30	$1,054,270
1,790,000	New York State Dormitory Authority Economic Development & Housing Refunding Revenue Bonds, 4.81%, 12/15/11	1,909,930
500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	544,670

		3,508,870

Ohio — 0.3%
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (NATL-RE) 5.25%, 05/01/11	1,053,440

Texas — 0.3%
1,000,000	Houston Area Water Corp. Northeast Water Purification Project Revenue Bonds, OID, (FGIC) 5.25%, 03/03/23	1,093,470

Total Municipal Bonds (Cost $7,254,211)		7,554,496

U.S. GOVERNMENT AGENCIES — 44.3%

Fannie Mae — 1.4%
550,000	5.00%, 08/02/12	599,740
3,750,000	5.00%, 03/02/15	4,152,911
9,465	7.50%, 08/01/25	10,706

		4,763,357

Federal Farm Credit Bank — 3.7%
100,000	5.15%, 12/06/10	104,000
1,500,000	2.00%, 01/17/12	1,526,760
3,550,000	2.13%, 06/18/12	3,617,120
400,000	4.50%, 10/17/12	432,096
1,000,000	1.88%, 12/07/12	1,009,199
500,000	1.75%, 02/21/13	501,550
5,135,000	2.63%, 04/17/14	5,201,889
105,000	3.00%, 09/22/14	107,067

		12,499,681

Federal Home Loan Bank — 27.2%
50,000	4.00%, 02/12/10	49,985

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Federal Home Loan Bank (continued)
$30,000	7.38%, 02/12/10	$30,018
25,000	3.38%, 05/14/10	25,231
10,000	5.25%, 06/11/10	10,184
215,000	4.50%, 09/10/10	220,327
240,000	5.13%, 09/10/10	247,291
115,000	5.13%, 09/29/10	118,506
1,884,195	4.75%, 10/25/10	1,938,365
60,000	4.25%, 11/02/10	61,581
50,000	4.25%, 11/15/10	51,490
630,000	6.63%, 11/15/10	660,644
730,000	4.75%, 12/10/10	756,876
1,240,000	4.88%, 12/10/10	1,286,760
1,360,000	4.00%, 02/15/11	1,409,571
2,135,000	5.88%, 02/15/11	2,252,182
500,000	2.88%, 03/11/11	512,750
6,035,000	4.88%, 03/11/11	6,325,833
100,000	4.25%, 06/10/11	104,576
5,905,000	5.25%, 06/10/11	6,254,783
235,000	5.38%, 06/10/11	249,911
320,000	4.38%, 08/15/11	337,534
75,000	5.75%, 08/15/11	80,528
300,000	3.75%, 09/09/11	313,950
300,000	5.00%, 09/09/11	318,229
1,355,000	5.00%, 10/13/11	1,448,836
50,000	4.25%, 11/15/11	52,927
695,000	4.88%, 11/15/11	743,239
15,000	5.63%, 11/15/11	16,240
6,350,000	4.75%, 12/09/11	6,775,374
2,700,000	5.00%, 03/09/12	2,916,616
5,030,000	3.63%, 06/08/12	5,306,398
1,075,000	4.38%, 06/08/12	1,141,354
455,000	4.88%, 06/08/12	491,712
1,400,000	5.38%, 06/08/12	1,518,569
335,000	4.63%, 08/15/12	362,021
990,000	4.50%, 09/14/12	1,066,252
585,000	5.00%, 09/14/12	637,071
1,521,707	5.27%, 12/28/12	1,607,405
50,000	3.50%, 03/08/13	52,753
3,900,000	3.88%, 03/08/13	4,158,777
915,000	5.00%, 03/08/13	1,006,709
2,000,000	3.75%, 06/14/13	2,119,258
500,000	4.25%, 06/14/13	538,952
500,000	4.38%, 09/13/13	540,714
2,690,000	5.25%, 09/13/13	2,988,727
185,000	5.50%, 12/11/13	207,450
10,495,000	3.13%, 12/13/13	10,830,179
500,000	4.00%, 12/13/13	533,035
2,065,000	4.88%, 12/13/13	2,268,041
800,000	4.88%, 06/13/14	883,056

Principal Amount		Value

Federal Home Loan Bank (continued)
$7,825,000	5.38%, 06/13/14	$8,733,349
2,325,000	3.25%, 09/12/14	2,382,297
870,000	5.25%, 09/12/14	967,684
3,720,000	4.75%, 11/14/14	4,085,847
1,815,000	4.75%, 12/12/14	1,986,271
50,000	5.00%, 12/11/15	54,888

		92,039,106

Freddie Mac — 1.3%
190,000	4.50%, 12/16/10	196,557
355,000	5.00%, 08/15/12	386,430
400,000	5.00%, 11/13/14	441,542
3,300,000	2.88%, 02/09/15	3,333,000

		4,357,529

Ginnie Mae — 0.0%
85,275	8.50%, 10/15/17	93,413
465	9.00%, 02/15/20	525

		93,938

Overseas Private Investment Corp. — 3.8%
1,000,000	4.59%, 12/09/11(c)	1,047,078
10,941,062	5.14%, 12/15/23	11,685,492

		12,732,570

Private Export Funding Corp. — 5.7%
300,000	6.07%, 04/30/11	320,302
400,000	5.66%, 09/15/11(b)	428,514
425,000	4.90%, 12/15/11	455,722
510,000	5.69%, 05/15/12	561,003
10,760,000	3.55%, 04/15/13	11,349,411
1,800,000	4.97%, 08/15/13	1,976,663
4,235,000	3.05%, 10/15/14	4,248,349

		19,339,964

Small Business Administration — 0.5%
1,450,557	4.73%, 02/10/19	1,481,797

Tennessee Valley Authority — 0.7%
779,000	5.63%, 01/18/11	818,867
632,000	6.79%, 05/23/12	710,695
110,000	4.75%, 08/01/13	119,582
725,000	6.25%, 12/15/17	840,544

		2,489,688

Total U.S. Government Agencies (Cost $145,276,795)		149,797,630

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT SECURITIES — 18.0%

U.S. Treasury Notes — 18.0%
$275,000	2.38%, 04/15/11(d)	$310,672
6,065,000	1.13%, 06/30/11	6,120,440
1,475,000	2.63%, 02/29/16	1,460,710
14,805,000	2.38%, 03/31/16	14,424,467
34,793,000	4.63%, 11/15/16	38,359,282

Total U.S. Government Securities (Cost $57,841,970)		60,675,571

GOVERNMENT BONDS — 0.3%

EGYPT — 0.3%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,074,940

Total Government Bonds (Cost $1,060,507)		1,074,940

Shares

INVESTMENT COMPANY — 2.7%
9,255,900	SEI Daily Income Trust Government II Fund, Class A	9,255,900

Total Investment Company (Cost $9,255,900)		9,255,900

TOTAL INVESTMENTS — 99.0% (Cost $322,143,389)(a)		$334,891,828

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		3,250,820

NET ASSETS — 100.0%		$338,142,648

(a)	Cost for financial reporting purposes is $322,143,389 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$13,167,874
Unrealized depreciation	(419,435)

Net unrealized appreciation	$12,748,439

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $45,861,717, which is 13.6% of net assets.

(c)	Zero coupon bond. The rate represents the yield at time of purchase.

(d)	Inflation protected security. Principal amount reflects original security face amount.

Cnv. — Convertible
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
MTN — Medium Term Note
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government Agency & Securities	62.3%
Corporate Bonds	31.5
Municipal Bonds	2.2
Foreign Government Bonds	0.3
Other*	3.7

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS	January 31, 2010
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 95.1%

Alabama — 0.3%
$400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	$412,576
1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26(b)	1,209,440

		1,622,016

Arizona — 0.4%
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	404,582
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/14	912,456
500,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, Senior Lien, 5.50%, 07/01/24	558,020
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	262,610

		2,137,668

California — 10.4%
3,000,000	California State Department of Water Resources Refunding Revenue Bonds, Series AG 4.25%, 12/01/23	3,102,240
1,000,000	California State Public Works Board Regents University Revenue Bonds, Series E, OID, 5.00%, 04/01/34	996,460
6,000,000	California State Public Works Board Regents University Revenue Bonds, Series F, OID, 5.00%, 04/01/34	5,978,760
4,000,000	City of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	4,536,680
675,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 4.00%, 02/01/12	715,439
6,000,000	City of Los Angeles Resource Recovery Improvement Revenue Bonds, Series A 5.00%, 02/01/20	6,694,260

Principal Amount		Value

California (continued)
$200,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID 5.50%, 06/01/13(b)	$226,916
350,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, 5.63%, 06/01/13(b)(c)	398,524
305,000	Golden State Tobacco Securitization Corp. Enhanced-Asset Backed Revenue Bonds, Series B, OID, (AMBAC) 5.00%, 06/01/13(b)(c)	341,103
1,715,000	Los Angeles Community College District 2008 Election Refunding GO, Series A, 6.00%, 08/01/33	1,877,308
8,000,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/26	8,602,480
6,370,000	Los Angeles Department of Water & Power Revenue Bonds, Sub-Series A-2, (AMBAC) 5.00%, 07/01/44	6,266,870
170,000	Los Angeles Unified School District 2005 Election GO, Series E, (AGM) 5.00%, 07/01/16	193,409
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23	1,129,527
100,000	Metropolitan Water District of Southern California Refunding Revenue Bonds 5.00%, 07/01/20	113,308
900,000	Metropolitan Water District of Southern California Refunding Revenue Bonds, (J.P. Morgan) 5.00%, 07/01/21	1,014,345
4,000,000	Orange County Water District Refunding COP 5.00%, 08/15/29	4,213,840
150,000	Placer County Water Agency Refunding COP, OID, (NATL-RE) 4.50%, 07/01/16	154,779

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

California (continued)
$275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	$291,599
12,000,000	State of California Refunding GO, Series A 5.00%, 07/01/22	12,568,560
1,000,000	University of California Revenue Bonds, Series D 5.00%, 05/15/28	1,021,960
1,700,000	University of California Revenue Bonds, Series O, 5.00%, 05/15/19	1,914,897

		62,353,264

Colorado — 0.6%
485,000	City of Longmont Sales & Use Tax Revenue Bonds, OID, 5.63%, 11/15/10(b)(c)	505,583
3,000,000	University of Colorado Revenue Bonds, Sub-Series B-1 3.00%, 12/01/12	3,149,670

		3,655,253

Connecticut — 0.1%
500,000	Connecticut Housing Finance Authority Revenue Bonds, Housing Mortgage Financing Program, Sub-Series F-2, (GO of Authority) 6.00%, 11/15/38	521,640
170,000	State of Connecticut GO, Series C, 4.50%, 11/01/12	186,211

		707,851

Florida — 5.4%
170,000	Florida Department of Transportation Revenue Bonds, Series A, 5.00%, 07/01/29	174,199
10,000,000	Florida State Board of Education Capital Outlay Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/17	11,083,800
805,000	Florida State Board of Education Public Education GO, Series E, OID, (AGM) 5.00%, 06/01/26	834,688
8,575,000	Florida State Board of Education Revenue Bonds, Series A 5.50%, 07/01/27	9,058,116

Principal Amount		Value

Florida (continued)
$250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/13	$281,838
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC) 5.00%, 11/01/16	1,210,852
2,500,000	Miami-Dade County Airport Revenue Bonds, Series A-1, OID 5.38%, 10/01/35	2,480,875
1,400,000	Miami-Dade County Airport Revenue Bonds, Series A-1, OID 5.50%, 10/01/41	1,405,488
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	480,028
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,121,260
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM) 5.25%, 10/01/16	2,007,144
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	549,965
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	954,234

		32,642,487

Georgia — 2.5%
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,434,950
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.00%, 01/01/15	587,097
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.25%, 01/01/17	451,528
5,000,000	Gwinnett County School District GO 5.00%, 02/01/29	5,601,800

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Georgia (continued)
$5,000,000	Gwinnett County Water & Sewerage Authority Revenue Bonds, Series A, (County GTY) 4.00%, 08/01/21	$5,333,700
1,500,000	State of Georgia GO, Series B, 5.00%, 01/01/18	1,746,570

		15,155,645

Illinois — 2.6%
500,000	Chicago Board of Education Dedicated GO, Series B, (AGM) 5.00%, 12/01/18	536,695
4,780,000	Chicago Metropolitan Water Reclamation District of Greater Chicago Refunding GO, 5.00%, 12/01/26	5,074,830
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC) 5.00%, 01/01/23	3,660,041
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC) 5.00%, 06/01/21	942,300
225,000	City of Chicago Neighborhoods Alive 21 Program GO, Series A, OID, (FGIC) 5.88%, 01/01/19(b)	232,484
100,000	City of Rockford GO, Series A, OID, (AGM) 5.38%, 12/15/13	104,434
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE) 5.00%, 12/01/25	1,056,260
235,000	Cook County Refunding GO, Series A, OID, (NATL-RE, FGIC) 5.00%, 11/15/22	236,408
85,000	Du Page County Community Unit School District No. 202 Lisle GO, OID, (AGM) 5.55%, 12/30/17(b)	89,084
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, OID, (AGM) 5.55%, 12/30/17	66,916
260,000	Freeport Sewer System Improvements Refunding GO, OID, (AMBAC) 5.55%, 12/01/14(b)	273,980
500,000	State of Illinois GO, First Series, 5.50%, 08/01/15	511,345

Principal Amount		Value

Illinois (continued)
$400,000	State of Illinois Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/12	$404,748
2,057,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE) 4.30%, 03/01/21	1,694,906
600,000	Will County School District No. 161 Summit Hill Refunding GO, (NATL-RE, FGIC) 5.00%, 01/01/17	636,930

		15,521,361

Indiana — 2.6%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/16	666,263
1,490,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/15/25	1,618,662
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	1,140,846
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	702,182
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding) 5.00%, 07/15/18	706,752
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/10/14	328,400
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding) 5.00%, 07/15/16	559,727

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Indiana (continued)
$510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	$535,072
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (AGM, State Aid Withholding) 5.13%, 07/15/12(b)	490,765
75,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds, 5.75%, 07/15/10	76,868
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/22	1,147,896
1,505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE) 5.00%, 07/15/23	1,583,681
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding) 5.38%, 07/15/16(b)	194,385
125,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/18	127,119
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (AGM, State Aid Withholding) 5.05%, 07/15/11(b)	149,637
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14(b)	743,344
205,000	Noblesville Elementary/Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (AGM) 5.50%, 07/15/12(b)	211,923
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 5.00%, 01/15/16(b)	176,066

Principal Amount		Value

Indiana (continued)
$500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/18	$534,915
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/16	810,710
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/16	834,916
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/17	645,998
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC) 5.00%, 01/15/19	209,968
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/10/16	878,526
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/15	195,682
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 4.75%, 01/15/11	140,523

		15,410,826

Kentucky — 0.2%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC) 5.00%, 11/01/15	1,129,540

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Louisiana — 0.4%
$2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	$2,175,960

Maine — 0.2%
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	934,405
115,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21(b)	134,153
285,000	Maine Health & Higher Educational Facilities Authority Un-Refunded Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	306,133

		1,374,691

Maryland — 0.7%
4,000,000	Maryland State Transportation Authority Revenue Bonds, Series A 5.00%, 07/01/23	4,440,200

Massachusetts — 1.0%
5,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A 5.25%, 07/01/26	5,872,350
390,000	Town of Hingham Refunding GO, Series A 4.00%, 04/15/24	403,346

		6,275,696

Michigan — 1.0%
1,350,000	Central Montcalm Public Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/23	1,436,198
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/20	369,067
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13(b)	265,470

Principal Amount		Value

Michigan (continued)
$240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/10(b)(c)	$243,026
250,000	Dundee Community School District School Building & Site GO, OID, (Q-SBLF) 5.38%, 05/01/10(b)(c)	253,152
325,000	East Lansing School District School Building & Site GO, OID, (Q-SBLF) 5.35%, 05/01/10(b)(c)	329,079
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/10(b)(c)	151,892
150,000	Jackson Public Schools School Building & Site Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/15	165,644
385,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	407,634
245,000	Portage Public Schools School Building & Site GO, (AGM) 5.00%, 05/01/14	261,604
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	786,779
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/21	282,180
150,000	Van Buren County GO, OID, (AMBAC) 5.00%, 05/01/15	152,499
375,000	Warren Transportation Fund GO, OID, 5.00%, 06/01/16	378,555
400,000	Zeeland Public Schools Building & Site GO, (Q-SBLF) 5.00%, 05/01/20	409,288

		5,892,067

Minnesota — 0.2%
950,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	1,107,006

Mississippi — 0.4%
1,000,000	State of Mississippi GO, Series A, 5.00%, 10/01/18	1,140,050

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Mississippi (continued)
$890,000	University of Southern Mississippi Campus Facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	$986,351

		2,126,401

Missouri — 0.4%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit) 5.00%, 03/01/18	573,180
1,505,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,705,978

		2,279,158

Nevada — 2.2%
1,000,000	Clark County Improvement District No. 112 Special Assessment 5.00%, 08/01/34	1,005,580
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	546,490
3,000,000	Clark County School District GO, Series C, (NATL-RE) 5.00%, 06/15/22	3,140,880
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC) 5.00%, 06/15/22	2,088,480
2,805,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,020,592
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/20	3,248,613

		13,050,635

New Jersey — 4.3%
355,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/17	377,479
440,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/19	457,323

Principal Amount		Value

New Jersey (continued)
$355,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding) 4.00%, 02/15/17	$386,993
500,000	Harrison GO, (School Board Resolution Funding) 3.75%, 01/15/15	545,230
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC) 5.50%, 09/01/24	5,656,300
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,651,545
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	533,400
1,200,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16	1,401,504
5,145,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/18	5,652,451
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE) 5.50%, 12/15/15	1,571,322
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5 5.25%, 12/15/19	3,058,660
1,000,000	New Jersey Transportation Trust Fund Authority Transportation Systems Revenue Bonds, Series A, (AGM,CR) 5.50%, 12/15/22	1,135,630
335,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/15	361,713
440,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/16	470,510

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

New Jersey (continued)
$360,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/17	$380,873
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14(b)	125,976
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37(b)	1,342,128
535,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42(b)	599,901

		25,708,938

New Mexico — 0.2%
1,200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Revenue Bonds, Series A1, 5.50%, 07/01/22	1,390,992

New York — 17.9%
2,000,000	City of New York Fiscal 2008 Refunding GO, Series A1, 5.00%, 08/01/15	2,267,280
4,250,000	City of New York Refunding GO, Series G, (NATL-RE) 5.00%, 08/01/18	4,623,150
2,000,000	Metropolitan Transportation Authority Revenue Bonds, Series B, OID, 5.00%, 11/15/34	2,065,500
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,911,050
1,150,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, OID, 5.75%, 06/15/40	1,272,026
300,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series C, 4.75%, 06/15/33	301,950
1,500,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series CC, 5.00%, 06/15/29	1,576,290
6,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series D 5.00%, 06/15/38	6,135,540

Principal Amount		Value

New York (continued)
$5,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series B 5.00%, 11/01/22	$5,549,050
2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A 5.00%, 05/01/22	2,431,154
2,000,000	New York City Transitional Finance Authority Revenue Bonds, Series S-3, (State Aid Withholding) 5.25%, 01/15/25	2,146,020
3,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, (GO of Corp.) 4.50%, 04/01/20	3,292,440
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (NATL-RE) 5.00%, 11/15/15	1,157,130
6,285,000	New York State Dormitory Authority Construction Service Contract Refunding Revenue Bonds, Series A 5.00%, 07/01/22	6,763,477
2,500,000	New York State Dormitory Authority Court Facilities Lease Refunding Revenue Bonds, Series A, (AMBAC) 5.50%, 05/15/31	2,731,525
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	2,185,520
3,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, 5.00%, 03/15/22	3,331,230
1,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, OID, 5.00%, 03/15/38	1,027,960
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (NATL-RE, FGIC) 5.00%, 02/15/16	599,154
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A, OID 5.00%, 02/15/34	5,191,350

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010 (Unaudited)

Principal Amount		Value

New York (continued)
$500,000	New York State Dormitory Authority Refunding Mental Health Services Facilities Improvement Revenue Bonds, (Assured GTY) 5.00%, 02/15/19	$524,435
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	1,584,198
1,100,000	New York State Dormitory Authority Upstate Community Colleges Refunding Revenue Bonds, 6.00%, 07/01/31(d)	1,214,884
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds 5.00%, 04/01/20	7,745,290
1,450,000	New York State Thruway Authority Highway Improvement Revenue Bonds 3.00%, 07/15/11	1,491,644
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	2,099,671
4,680,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/27	4,991,360
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	456,968
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B 5.00%, 04/01/21	5,501,050
2,210,000	New York State Thruway Authority Second General Highway and Bridge Trust Fund Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 04/01/18	2,434,845
5,000,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/21	5,585,050
820,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/23	898,638

Principal Amount		Value

New York (continued)
$790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	$901,216
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds 5.25%, 01/01/23	1,081,820
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D 5.50%, 01/01/19	5,665,550
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	560,125
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	1,097,610
250,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.50%, 01/01/24	274,528
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM) 5.00%, 01/01/15	1,142,670
4,800,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series B1, OID, 5.00%, 03/15/28	5,125,632

		107,935,980

North Carolina — 3.5%
300,000	Brunswick County GO, (NATL-RE, FGIC) 5.00%, 05/01/15(b)	322,728
1,655,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	1,779,257
4,230,000	Cabarrus County School Improvement COP 5.00%, 01/01/25	4,434,351
1,060,000	City of Charlotte Refunding Revenue Bonds 5.00%, 07/01/21	1,210,266
250,000	City of Winston-Salem COP, Series A, 5.00%, 06/01/15	285,542

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

North Carolina (continued)
$1,635,000	Dare County COP, (NATL-RE, FGIC) 5.00%, 06/01/17	$1,760,601
600,000	Harnett County COP, Series A, (AGM) 5.00%, 12/01/14	683,616
5,955,000	Wake County Public Improvement Revenue Bonds 5.00%, 01/01/27	6,488,985
3,950,000	Wake County School Improvement GO 4.50%, 03/01/24	4,216,072

		21,181,418

Ohio — 1.4%
865,000	Greene County Governmental Enterprise Refunding Revenue Bonds, Series A, (NATL-RE) 5.25%, 12/01/21	1,006,886
100,000	Hamilton County Sewer System Refunding Revenue Bonds, Series A, (NATL-RE) 5.00%, 12/01/19	107,783
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	2,650,503
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE) 5.00%, 09/01/16	438,200
900,000	Ohio State University Revenue Bonds, Series A 4.25%, 12/01/24	927,369
1,000,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	1,075,780
2,000,000	State of Ohio Higher Education GO, Series B, 5.00%, 05/01/23	2,154,420

		8,360,941

Oregon — 0.5%
3,000,000	Oregon State Department of Administrative Services COP, Series C 5.00%, 11/01/34	3,076,590

Pennsylvania — 0.7%
1,585,000	Hempfield Area School District Refunding GO, Series B, (NATL-RE, FGIC, State Aid Withholding) 5.00%, 10/15/16	1,704,081

Principal Amount		Value

Pennsylvania (continued)
$115,000	New Castle Area School District GO, OID, (NATL-RE, State Aid Withholding) 4.40%, 03/01/11	$119,713
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE) 5.00%, 04/01/17	1,573,277
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education Revenue Bonds, University Capital Project, (GO of University) 5.50%, 09/15/37(d)	1,120,020

		4,517,091

Puerto Rico — 0.0%
190,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series W, OID, 5.50%, 07/01/15	202,690

South Carolina — 0.2%
350,000	Charleston Waterworks & Sewer Refunding Revenue Bonds, Series A, 5.00%, 01/01/22	389,882
1,000,000	Charleston Waterworks & Sewer Refunding Revenue Bonds, Series A, 5.00%, 01/01/24	1,101,880

		1,491,762

Texas — 25.3%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE) 5.50%, 08/15/15	1,465,376
2,000,000	Aldine Independent School District GO, OID, (PSF-GTD) 4.25%, 02/15/25	2,074,440
4,405,000	Aldine Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	4,787,002
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,368,310
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13(b)	115,354

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$4,365,000	Austin Independent School District Refunding GO, (NATL-RE) 5.00%, 08/01/18	$4,934,545
1,600,000	Beaumont Independent School District GO, OID, (Assured GTY) 5.00%, 02/15/34	1,633,232
1,000,000	Belton Independent School District Refunding GO, OID, (PSF-GTD) 4.75%, 02/15/24	1,035,200
5,000,000	Belton Independent School District Refunding GO, OID, (PSF-GTD) 4.75%, 02/15/27	5,128,950
810,000	Bexar County GO, Series A 5.00%, 06/15/22	900,817
1,000,000	Bexar County GO, Series A 5.00%, 06/15/26	1,077,440
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18(b)	1,077,240
1,995,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/25	2,052,636
1,805,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/26	1,850,630
100,000	City of Austin Refunding Sub Lien Revenue Bonds, (NATL-RE) 5.25%, 05/15/25	108,828
750,000	City of Dallas GO, OID, 5.00%, 02/15/25	809,100
515,000	City of Denton Certificates of Obligation GO, (NATL-RE) 5.00%, 02/15/14	579,689
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE) 4.50%, 03/01/14	995,186
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.25%, 03/01/14	4,562,160
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.38%, 03/01/15	3,383,250
255,000	City of Laredo GO, OID, (FGIC) 5.38%, 08/15/20(b)	274,209

Principal Amount		Value

Texas (continued)
$1,280,000	City of Richardson Refunding GO, (NATL-RE) 5.25%, 02/15/20	$1,408,576
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,857,662
1,500,000	Clint Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 08/15/28	1,603,755
190,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/15	216,404
315,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/16	358,731
4,485,000	Cypress-Fairbanks Independent School District Refunding GO, Series 2005-2, (PSF-GTD) 4.00%, 02/15/21	4,699,876
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	113,250
245,000	Deer Park Independent School District Limited Tax GO, (AGM) 5.00%, 02/15/17	279,192
3,340,000	Denton County GO, OID 4.25%, 07/15/27	3,368,290
245,000	El Paso County Refunding GO, (NATL-RE) 5.00%, 02/15/16	276,323
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,102,730
650,000	Fort Bend County Refunding GO, 5.00%, 03/01/24	700,050
3,000,000	Fort Worth Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/17	3,445,560
500,000	Friendswood Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 02/15/23	551,385
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM) 5.00%, 03/01/21	1,173,041
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE) 5.50%, 07/15/13	399,052

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$3,000,000	Garland Independent School District Refunding GO, Series A 5.00%, 02/15/19	$3,433,350
275,000	Giddings Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/17	317,171
150,000	Giddings Independent School District School Building GO, Series A, OID, (PSF-GTD) 4.50%, 02/15/23	157,180
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/17	768,376
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/19	1,076,310
370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD) 5.50%, 08/15/10(b)(c)	380,530
1,000,000	Harlandale Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/35	1,029,170
2,500,000	Harris County Refunding GO, Series A, 5.00%, 10/01/23	2,811,575
2,500,000	Harris County Refunding GO, Series C 5.00%, 08/15/23	2,808,200
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,175,370
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	418,766
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE) 4.50%, 08/15/19	517,150
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM) 5.25%, 04/15/21	3,306,133
2,975,000	Houston Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/22	3,297,996
1,300,000	Magnolia Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/17	1,503,528

Principal Amount		Value

Texas (continued)
$560,000	McAllen Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/16	$631,187
440,000	Midland College District GO, (NATL-RE, FGIC) 5.00%, 02/15/24	466,250
1,890,000	Monahans-Wickett-Pyote Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	2,022,810
1,000,000	North East Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/01/21	1,087,930
1,315,000	North East Independent School District Refunding GO, (PSF-GTD) 5.25%, 02/01/22	1,554,409
1,625,000	Northwest Independent School District GO, OID, (PSF-GTD) 4.75%, 02/15/27	1,673,002
700,000	Northwest Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/18	754,341
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	323,376
1,205,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	1,298,122
2,040,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/28	2,166,541
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	594,190
500,000	Rockwall Independent School District School Building GO, (PSF-GTD) 4.75%, 02/15/15	569,120
295,000	San Felipe-Del Rio Consolidated Independent School District GO, OID, (PSF-GTD) 5.38%, 08/15/10(b)(c)	303,198
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	486,837

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	$1,097,500
3,125,000	Socorro Independent School District GO, Series A, (PSF-GTD) 5.00%, 08/15/25	3,349,156
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,715,145
4,140,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/18	4,585,919
6,565,000	Southwest Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/01/19	7,216,182
2,000,000	Spring Branch Independent School District Schoolhouse GO, (PSF-GTD) 5.25%, 02/01/38	2,111,240
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,104,285
555,000	Spring Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/19	632,633
6,000,000	State of Texas GO, Series B 5.00%, 12/01/24	6,530,700
2,340,000	State of Texas Water Financial Assistance GO, Series A, 5.00%, 08/01/27	2,519,338
1,200,000	State of Texas Water Financial Assistance GO, Series B 5.00%, 08/01/22	1,332,216
900,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,023,966
1,050,000	State of Texas Water Financial Assistance Refunding GO, Series A 5.00%, 08/01/23	1,130,283
1,570,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,808,059
1,690,000	Texas State University Systems University and College Improvement Revenue Bonds 5.00%, 03/15/17	1,923,676

Principal Amount		Value

Texas (continued)
$250,000	Texas Tech University Refunding and Improvement Revenue Bonds, (AMBAC) 5.00%, 02/15/16	$285,550
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,099,040
435,000	Travis County Public Road Improvement GO 4.00%, 03/01/25	437,297
450,000	Travis County Public Road Improvement GO, OID 4.00%, 03/01/26	448,929
240,000	Travis County Public Road Improvement GO, OID 4.00%, 03/01/28	234,552
215,000	Travis County Public Road Improvement GO, OID 4.00%, 03/01/29	208,017
415,000	Travis County Recreational Facilities Improvement GO 4.00%, 03/01/25	417,191
330,000	Travis County Recreational Facilities Improvement GO, OID 4.00%, 03/01/26	329,215
320,000	Travis County Recreational Facilities Improvement GO, OID 4.00%, 03/01/28	312,736
140,000	Travis County Recreational Facilities Improvement GO, OID 4.00%, 03/01/29	135,453
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,484,770
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,864,541
1,860,000	Victoria Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	1,991,855
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,250,840
500,000	Waco Independent School District School Building Refunding GO, (PSF-GTD) 4.25%, 08/15/16	555,305

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$400,000	Ysleta Independent School District Building GO, (PSF-GTD) 5.00%, 08/15/25	$426,004

		152,261,182

Utah — 0.4%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,227,109
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	143,060

		2,370,169

Virginia — 2.3%
3,135,000	City of Richmond Refunding GO, Series A 5.00%, 07/15/26	3,534,744
1,500,000	City of Richmond Refunding GO, Series A 5.00%, 07/15/28	1,670,745
2,530,000	Virginia College Building Authority Educational Facilities Refunding Revenue Bonds, 21st Century College & Equipment Programs, Series C, 4.00%, 02/01/15	2,788,364
2,570,000	Virginia College Building Authority Refunding Revenue Bonds, Series E-1 5.00%, 02/01/22	2,972,256
1,350,000	Virginia Public Building Authority Revenue Bonds, Series B 5.00%, 08/01/21	1,539,297
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,433,120

		13,938,526

Washington — 6.2%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (NATL-RE) 5.00%, 06/01/17	114,124
300,000	City of Puyallup Refunding Revenue Bonds, Series 2009B, 4.50%, 11/01/19	315,987

500,000	City of Seattle Refunding GO 5.00%, 12/01/24	553,310

Principal Amount		Value

Washington (continued)
$1,500,000	City of Seattle Water & Wastewater Authority Refunding and Improvement Revenue Bonds, 5.00%, 02/01/22	$1,657,920
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (NATL-RE, FGIC) 5.00%, 01/01/13	108,856
4,500,000	Energy Northwest Columbia Generating Station Revenue Bonds, Series D, 5.00%, 07/01/21	4,955,670
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,245,620
9,000,000	King County School District No 401 Highline School Improvement GO, (AGM, School Board GTY) 5.00%, 12/01/26	9,618,030
1,170,000	King County School District No. 401 Highline Refunding GO, (School Board GTY) 5.00%, 12/01/20	1,327,318
1,110,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/18	1,191,929
1,550,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/19	1,638,536
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,691,385
200,000	Pierce County School District No. 320 Sumner Refunding GO, (NATL-RE, FGIC, School Board GTY) 5.00%, 12/01/16	221,316
250,000	Snohomish County School District No. 6 Mukilteo GO, OID, (School Board GTY) 5.35%, 12/01/10(b)(c)	260,535
1,335,000	Snohomish County Surface Water Management Refunding GO, Series A 5.00%, 12/01/21	1,497,643
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,250,960

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Principal Amount		Value

Washington (continued)
$4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	$4,477,280
2,000,000	State of Washington Various Purpose Refunding GO, Series R-A, (AMBAC) 5.00%, 01/01/25	2,110,200
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,312,808

		37,549,427

West Virginia — 0.1%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE) 5.50%, 04/01/17	311,231

Wisconsin — 0.5%
135,000	Cedarburg School District Refunding GO, Series B, (AGM) 5.00%, 03/01/11(b)(c)	141,853
145,000	Cedarburg School District Refunding GO, Series B, (AGM) 5.00%, 03/01/11(b)(c)	152,360
150,000	Door County Corporate Purpose GO, Series A, OID, (FGIC) 5.25%, 09/01/20	159,198
500,000	Fond Du Lac Promissory Notes GO, OID, (FGIC) 4.40%, 05/01/11(b)	504,555
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC) 4.75%, 03/01/15	109,728
130,000	Menomonee Falls Water Systems Mortgage Refunding Revenue Bonds, OID, (AGM) 4.60%, 12/01/10	134,584
55,000	Osceola School District GO, OID, Series A, (NATL-RE, FGIC) 5.13%, 05/01/17(b)	59,302
465,000	Osceola School District School Building GO, Series A, OID, (NATL-RE, FGIC) 5.13%, 05/01/17	480,447
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	845,347

Principal Amount		Value

Wisconsin (continued)
$220,000	Two Rivers Public School District Refunding GO, (AGM) 5.75%, 03/01/10(b)(c)	$220,955

		2,808,329

Total Municipal Bonds (Cost $552,288,648)		572,162,991

Shares

INVESTMENT COMPANY — 4.3%
26,107,800	SEI Daily Income Trust Government II Fund, Class A	26,107,800

Total Investment Company (Cost $26,107,800)		26,107,800

TOTAL INVESTMENTS — 99.4% (Cost $578,396,448)(a)		598,270,791
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		3,666,496

NET ASSETS — 100.0%		$601,937,287

(a)	Cost for financial reporting purposes is $578,396,448 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$21,071,165
Unrealized depreciation	(1,196,822)

Net unrealized appreciation	$19,874,343

(b)

These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.

(d)	Variable rate security. Rate shown is the rate as of January 31, 2010.

AGM — Assured Guaranty Municipal Corp. (formerly known as FSA (Financial Security Assurance, Inc.)
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2010
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.3%
Arizona	0.4
California	10.4
Colorado	0.6
Connecticut	0.1
Florida	5.4
Georgia	2.5
Illinois	2.6
Indiana	2.6
Kentucky	0.2
Louisiana	0.4
Maine	0.2
Maryland	0.7
Massachusetts	1.0
Michigan	1.0
Minnesota	0.2
Mississippi	0.4
Missouri	0.4
Nevada	2.2
New Jersey	4.3
New Mexico	0.2
New York	17.9
North Carolina	3.5
Ohio	1.4
Oregon	0.5
Pennsylvania	0.7
Puerto Rico	0.0
South Carolina	0.2
Texas	25.3
Utah	0.4
Virginia	2.3
Washington	6.2
West Virginia	0.1
Wisconsin	0.5
Other*	4.9

100.0

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
January 31, 2010(Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2010, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appre- ciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

The number of shares authorized per fund are as follows:

U.S. Large Cap Fund	2,500,000,000
Non-U.S. Large Cap Fund	3,000,000,000
Global Small & Mid Cap Fund	3,500,000,000
Global Opportunities Fund	3,500,000,000
Real Return Fund	3,500,000,000
Fixed Income Fund	2,000,000,000
Municipal Bond Fund	2,000,000,000

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The Real Return Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Real Return Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has the same investment goals as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment in the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of January 31, 2010, the Real Return Fund held $387,737,472 in the Subsidiary, representing 23.50% of the Real Return

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010(Unaudited)

Fund’s net assets. The accompanying consolidated portfolio of investments of the Real Return Fund includes all assets, liabilities, revenues and expenses of the Real Return Fund and its wholly-owned Subsidiary. All material intercompany accounts and transactions have been eliminated.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board.

All other investment assets and liabilities, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in investments that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. When these Funds use fair value pricing, the value assigned to the non-U.S. investments held by these Funds may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Foreign Currency Transaction. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010(Unaudited)

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

C. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser who uses market auction data to determine each coin’s and set of coins current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by the Advisor. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of January 31, 2010, the Real Return Fund held $51,451,945, or 3.12% of net assets, in Collectibles.

D. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Other are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities. In order to gain exposure to the commodities markets the Real Return Fund through its Subsidiary may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments.

E. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

F. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

G. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010(Unaudited)

grade entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments.

Generally, when a Fund purchases an assignment of a loan from a lender it will step into the shoes of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. The Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

H. Credit Enhancement. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC).

I. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Each Fund intends to limit the purchase of securities which have not been determined by the Adviser or sub-adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Derivative Instruments:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities or commodities markets or for speculative purposes. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty. All derivatives in a net liability position are fully collateralized. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

The Funds are subject to credit risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010(Unaudited)

Fair values of derivative instruments as of 1/31/10:

	Asset Derivatives Value

Fund	Total Value at January 31, 2010	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Commodity Contracts

Global Small & Mid Cap Fund	$288,019	$138,000	$—	$—	$150,019	$—
Global Opportunities Fund	21,931,342	3,314,206	4,735	—	18,612,401	—
Real Return Fund	384,737,560	323,870,000	—	—	—	60,867,560

	Liability Derivatives Value

Fund	Total Value at January 31, 2010	Equity Contracts	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Commodity Contracts

Global Small & Mid Cap Fund	$2,939,849	$—	$—	$—	$2,939,849	$—
Global Opportunities Fund	29,489,997	11,644,588	82,482	—	17,762,927	—
Real Return Fund	335,648,186	311,440,900	—	—	—	24,207,286

A. Futures Contracts. The Funds may purchase or sell futures contracts and options on financial futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities or commodities, while permitting the equivalent of an investment in a portfolio of the underlying securities or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forwards”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

As of January 31, 2010, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Canadian Dollar	50,398,000	U.S. Dollar	48,029,891	02/26/10	$(897,523)
Australian Dollar	3,157,522	Japanese Yen	250,000,000	03/03/10	14,178
Australian Dollar	38,693,701	U.S. Dollar	35,522,171	03/08/10	(1,426,354)

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Brazil Real	5,030,181	Japanese Yen	250,000,000	04/05/10	$(315,738)
Canadian Dollar	2,849,454	Japanese Yen	260,975,855	04/05/10	(46,721)
Japanese Yen	15,764,824	Norway Krones	250,000,000	04/06/10	(117,672)

					$(2,789,830)

As of January 31, 2010, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	198,700,000	U.S. Dollar	317,920	02/02/10	$61,235
Euro	10,143,702	U.S. Dollar	14,115,976	02/02/10	(51,847)
New Zealand Dollar	1,419,051	U.S. Dollar	1,008,945	02/02/10	(13,453)
Singapore Dollar	2,457,000	U.S. Dollar	1,768,453	02/02/10	(21,305)
Singapore Dollar	983,000	U.S. Dollar	705,317	02/02/10	(6,315)
U.S. Dollar	379,924	Chilean Unidad de Fomento	198,700,000	02/02/10	768
U.S. Dollar	15,000,001	Euro	10,143,702	02/02/10	935,872
U.S. Dollar	717,387	New Zealand Dollar	1,419,051	02/02/10	(278,105)
U.S. Dollar	1,635,090	Singapore Dollar	2,457,000	02/02/10	(112,058)
U.S. Dollar	654,025	Singapore Dollar	983,000	02/02/10	(44,976)
Chilean Unidad de Fomento	372,860,000	U.S. Dollar	596,099	02/03/10	115,398
Chinese Yuan	16,160,000	U.S. Dollar	2,291,646	02/03/10	75,351
Chinese Yuan	2,696,000	U.S. Dollar	381,735	02/03/10	13,156
Singapore Dollar	3,078,000	U.S. Dollar	2,215,424	02/03/10	(26,706)
U.S. Dollar	712,925	Chilean Unidad de Fomento	372,860,000	02/03/10	1,428
U.S. Dollar	2,761,975	Chinese Yuan	18,856,000	02/03/10	88
U.S. Dollar	2,043,838	Singapore Dollar	3,078,000	02/03/10	(144,880)
Brazil Real	27,967,500	U.S. Dollar	16,182,086	02/04/10	(1,359,917)
Euro	3,250,000	U.S. Dollar	4,873,798	02/04/10	(367,729)
Mexican Peso	24,720,000	U.S. Dollar	1,634,650	02/04/10	254,045
Singapore Dollar	3,095,000	U.S. Dollar	2,217,732	02/04/10	(16,942)
U.S. Dollar	15,872,588	Brazil Real	27,967,500	02/04/10	1,050,419
U.S. Dollar	1,589,301	Mexican Peso	21,700,000	02/04/10	(68,656)
U.S. Dollar	224,360	Mexican Peso	3,020,000	02/04/10	(6,378)
U.S. Dollar	2,043,768	Singapore Dollar	3,095,000	02/04/10	(157,023)
USD	10,000,000	Euro	6,746,305	02/04/10	646,367
Singapore Dollar	2,469,000	U.S. Dollar	1,769,170	02/05/10	(13,528)
U.S. Dollar	1,635,262	Singapore Dollar	2,469,000	02/05/10	(120,380)
United Kingdom Pound	2,032,043	U.S. Dollar	3,314,323	02/05/10	(66,277)
Mexican Peso	15,274,000	U.S. Dollar	995,211	02/08/10	171,278
Singapore Dollar	1,945,000	U.S. Dollar	1,394,665	02/08/10	(11,657)
U.S. Dollar	10,000,009	Euro	6,742,306	02/08/10	652,006
U.S. Dollar	763,700	Mexican Peso	10,438,633	02/08/10	(33,507)
U.S. Dollar	354,863	Mexican Peso	4,835,367	02/08/10	(14,418)
U.S. Dollar	1,291,930	Singapore Dollar	1,945,000	02/08/10	(91,078)
Singapore Dollar	2,464,000	U.S. Dollar	1,771,515	02/09/10	(19,481)

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	5,273,893	Japanese Yen	478,350,000	02/09/10	$(25,678)
U.S. Dollar	1,636,339	Singapore Dollar	2,464,000	02/09/10	(115,694)
Japanese Yen	519,990,250	U.S. Dollar	5,791,182	02/10/10	(30,268)
U.S. Dollar	5,820,508	Japanese Yen	519,990,250	02/10/10	59,594
Singapore Dollar	976,400	U.S. Dollar	699,389	02/11/10	(5,128)
U.S. Dollar	654,586	Singapore Dollar	976,400	02/11/10	(39,676)
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	317,919	02/12/10	55,240
Malaysian Ringgit	22,100,000	U.S. Dollar	6,088,154	02/12/10	386,765
Malaysian Ringgit	3,465,966	U.S. Dollar	954,812	02/12/10	60,657
Malaysian Ringgit	1,162,274	U.S. Dollar	320,186	02/12/10	20,341
South Korean Won	1,412,000,000	U.S. Dollar	1,038,235	02/12/10	176,709
U.S. Dollar	7,336,876	Malaysian Ringgit	26,728,240	02/12/10	(494,038)
U.S. Dollar	146,392	New Zealand Dollar	281,849	02/12/10	(51,203)
U.S. Dollar	15,000,000	United Kingdom Pound	8,968,771	02/12/10	664,888
Australian Dollar	5,979,502	U.S. Dollar	5,478,450	02/16/10	(197,944)
Chilean Unidad de Fomento	481,250,000	U.S. Dollar	794,798	02/16/10	123,759
Euro	692,922	U.S. Dollar	1,030,000	02/16/10	(69,303)
U.S. Dollar	10,628,802	Japanese Yen	960,020,000	02/16/10	(7,343)
Chilean Unidad de Fomento	480,420,000	U.S. Dollar	799,368	02/17/10	117,622
Hong Kong Dollar	26,638,400	U.S. Dollar	3,439,449	02/17/10	(7,992)
Singapore Dollar	2,828,520	U.S. Dollar	2,034,169	02/17/10	(23,062)
U.S. Dollar	15,000,000	Japanese Yen	1,343,293,500	02/17/10	117,489
U.S. Dollar	5,000,000	Japanese Yen	445,417,500	02/18/10	65,151
U.S. Dollar	5,000,000	United Kingdom Pound	2,974,933	02/18/10	245,254
U.S. Dollar	188,156	New Zealand Dollar	376,161	02/22/10	(75,389)
Australian Dollar	12,023,638	U.S. Dollar	10,946,020	02/23/10	(335,176)
Brazil Real	27,919,500	U.S. Dollar	15,787,108	02/23/10	(1,036,674)
Indonesian Rupiah	101,600,000,000	U.S. Dollar	10,540,512	02/23/10	280,949
U.S. Dollar	3,931,974	New Zealand Dollar	7,821,710	02/23/10	(1,547,683)
Australian Dollar	2,600,000	U.S. Dollar	2,364,812	02/26/10	(70,987)
Brazil Real	37,996,000	U.S. Dollar	21,545,790	02/26/10	(1,481,650)
Chilean Unidad de Fomento	339,330,000	U.S. Dollar	559,553	02/26/10	88,245
Chilean Unidad de Fomento	484,020,000	U.S. Dollar	799,372	02/26/10	124,647
Chilean Unidad de Fomento	242,290,000	U.S. Dollar	399,687	02/26/10	62,858
Euro	2,410,862	Polish Zloty	10,787,400	02/26/10	(343,815)
Norway Krones	167,925,000	U.S. Dollar	29,699,687	02/26/10	(1,382,253)
Polish Zloty	10,787,400	Euro	2,302,196	02/26/10	494,470
Singapore Dollar	2,900,000	U.S. Dollar	2,090,723	02/26/10	(28,932)
Swedish Krona	84,036,600	Euro	7,436,670	02/26/10	1,063,639
U.S. Dollar	5,000,000	Euro	3,321,597	02/26/10	394,902
U.S. Dollar	5,000,000	Japanese Yen	438,327,500	02/26/10	143,586
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	399,685	03/03/10	60,619

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	391,630,000	U.S. Dollar	639,500	03/04/10	$108,242
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	399,691	03/05/10	68,884
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	376,217	03/08/10	65,754
U.S. Dollar	10,000,001	Euro	6,703,266	03/08/10	706,765
U.S. Dollar	27,773,176	Japanese Yen	2,447,525,000	03/08/10	654,865
U.S. Dollar	15,000,000	Japanese Yen	1,339,561,500	03/08/10	157,804
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	399,691	03/09/10	69,883
Canadian Dollar	3,575,345	U.S. Dollar	3,369,868	03/17/10	(26,274)
Singapore Dollar	1,535,000	U.S. Dollar	1,103,523	03/17/10	(12,405)
U.S. Dollar	997,531	Singapore Dollar	1,535,000	03/17/10	(93,587)
U.S. Dollar	307,421	Australian Dollar	451,990	03/24/10	(90,051)
U.S. Dollar	15,000,001	Euro	10,539,155	03/24/10	389,437
U.S. Dollar	10,000,001	Euro	6,981,144	03/29/10	322,087
U.S. Dollar	10,000,001	Euro	6,929,815	04/06/10	393,457
U.S. Dollar	10,000,000	Japanese Yen	925,440,000	04/06/10	(255,205)
Indian Rupee	461,800,000	U.S. Dollar	10,069,778	04/08/10	(125,817)
Indonesian Rupiah	93,700,000,000	U.S. Dollar	10,246,036	04/08/10	(354,401)
Indian Rupee	27,793,000	U.S. Dollar	537,125	04/09/10	61,282
Indian Rupee	59,598,000	U.S. Dollar	1,150,985	04/12/10	131,817
Indian Rupee	40,031,000	U.S. Dollar	767,318	04/13/10	94,230
U.S. Dollar	15,000,000	Euro	10,346,405	04/13/10	657,444
U.S. Dollar	5,032,845	Japanese Yen	462,301,000	04/13/10	(90,314)
U.S. Dollar	10,000,000	Japanese Yen	918,880,000	04/13/10	(182,906)
U.S. Dollar	6,831,882	South African Rand	51,000,000	04/13/10	238,012
Brazil Real	9,685,000	U.S. Dollar	5,454,801	04/14/10	(389,359)
Indonesian Rupiah	101,200,000,000	U.S. Dollar	10,944,090	04/14/10	(272,080)
U.S. Dollar	10,000,000	Japanese Yen	912,461,000	04/14/10	(111,828)
Indian Rupee	39,295,000	U.S. Dollar	767,331	04/15/10	78,205
Indian Rupee	19,629,000	U.S. Dollar	384,731	04/19/10	37,466
Indian Rupee	13,777,000	U.S. Dollar	268,558	04/19/10	27,770
Indian Rupee	484,300,000	U.S. Dollar	10,583,479	04/19/10	(166,745)
Indonesian Rupiah	92,430,000,000	U.S. Dollar	10,000,000	04/19/10	(261,471)
Malaysian Ringgit	967,775	U.S. Dollar	267,319	04/19/10	15,310
Malaysian Ringgit	33,400,000	U.S. Dollar	10,000,000	04/19/10	(245,851)
Norway Krones	31,660,000	U.S. Dollar	5,595,815	04/19/10	(271,540)
South Korean Won	11,250,000,000	U.S. Dollar	10,000,000	04/19/10	(338,233)
Swedish Krona	28,478,956	Euro	2,615,292	04/19/10	229,463
U.S. Dollar	10,338,916	Japanese Yen	940,738,000	04/19/10	(86,564)
Malaysian Ringgit	2,773,000	U.S. Dollar	772,273	04/20/10	37,518
Indian Rupee	484,100,000	U.S. Dollar	10,515,912	04/21/10	(105,607)
Indonesian Rupiah	100,400,000,000	U.S. Dollar	10,709,333	04/21/10	(134,827)
Malaysian Ringgit	35,185,000	U.S. Dollar	10,494,214	04/21/10	(219,713)
Chilean Unidad de Fomento	783,077,000	U.S. Dollar	1,334,714	04/23/10	162,321
Chilean Unidad de Fomento	764,646,000	U.S. Dollar	1,304,500	04/26/10	157,419
Indian Rupee	27,912,000	U.S. Dollar	538,619	04/26/10	61,307

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

South Korean Won	11,505,000,000	U.S. Dollar	10,000,000	04/26/10	$(121,411)
U.S. Dollar	28,304,570	Euro	19,990,937	04/26/10	593,416
U.S. Dollar	15,645,475	Japanese Yen	1,413,600,000	04/26/10	(20,981)
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,033,326	04/27/10	122,731
Chilean Unidad de Fomento	606,821,000	U.S. Dollar	1,033,327	04/27/10	126,880
Indian Rupee	3,982,000	U.S. Dollar	76,947	04/27/10	8,631
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,653,323	04/28/10	210,171
Chilean Unidad de Fomento	122,036,000	U.S. Dollar	206,666	04/28/10	26,667
Indian Rupee	19,756,000	U.S. Dollar	384,732	04/28/10	39,806
U.S. Dollar	14,110,499	Euro	10,031,130	04/28/10	205,566
U.S. Dollar	4,899,383	South African Rand	37,920,000	04/28/10	9,149
Indian Rupee	19,775,000	U.S. Dollar	384,728	04/30/10	40,143
U.S. Dollar	14,112,649	Euro	10,143,702	05/03/10	52,037
Peruvian New Sol	2,043,000	U.S. Dollar	666,015	05/18/10	47,847
Peruvian New Sol	2,251,951	U.S. Dollar	733,535	05/18/10	53,338
Malaysian Ringgit	11,250,000	U.S. Dollar	3,217,043	05/27/10	62,666
Indian Rupee	37,818,000	U.S. Dollar	770,554	06/01/10	39,994
U.S. Dollar	1,747,695	New Zealand Dollar	2,501,782	06/01/10	8,124
U.S. Dollar	1,736,943	New Zealand Dollar	2,486,711	06/01/10	7,851
U.S. Dollar	987,015	New Zealand Dollar	1,415,319	06/01/10	2,898
Indian Rupee	1,121,000	U.S. Dollar	23,113	06/02/10	911
U.S. Dollar	756,883	New Zealand Dollar	1,072,604	06/02/10	11,129
U.S. Dollar	249,542	New Zealand Dollar	353,961	06/02/10	3,443
U.S. Dollar	1,460,498	New Zealand Dollar	2,073,746	06/02/10	18,676
Indian Rupee	5,548,000	U.S. Dollar	115,583	06/03/10	3,308
Indian Rupee	37,033,000	U.S. Dollar	770,558	06/04/10	22,984
Indian Rupee	18,516,000	U.S. Dollar	385,268	06/07/10	11,401
Indian Rupee	7,436,000	U.S. Dollar	154,114	06/08/10	5,176
Indian Rupee	9,340,000	U.S. Dollar	193,776	06/08/10	6,300
U.S. Dollar	1,459,627	New Zealand Dollar	2,073,746	06/09/10	18,657
Indian Rupee	7,542,000	U.S. Dollar	155,026	06/10/10	6,510
Indian Rupee	11,277,000	U.S. Dollar	232,515	06/11/10	8,999
Indian Rupee	7,557,000	U.S. Dollar	155,015	06/11/10	6,829
Indian Rupee	18,877,000	U.S. Dollar	387,538	06/16/10	16,588
Indian Rupee	17,195,000	U.S. Dollar	348,783	06/21/10	19,194
Indian Rupee	28,975,000	U.S. Dollar	587,728	06/22/10	32,297
Swedish Krona	43,658,433	Euro	3,981,000	06/22/10	393,061
Indian Rupee	43,847,000	U.S. Dollar	881,613	06/24/10	56,510
Indian Rupee	29,446,000	U.S. Dollar	587,745	06/25/10	42,215
Swedish Krona	12,088,000	Euro	1,086,777	06/28/10	130,323
Malaysian Ringgit	24,538,076	U.S. Dollar	6,915,056	06/29/10	227,644
Swedish Krona	8,778,000	Euro	792,167	06/29/10	90,519
Indian Rupee	29,111,000	U.S. Dollar	587,745	07/09/10	34,386
Indian Rupee	29,134,000	U.S. Dollar	587,735	07/09/10	34,887
Malaysian Ringgit	1,928,282	U.S. Dollar	542,368	07/09/10	18,670
Indian Rupee	14,708,000	U.S. Dollar	293,866	07/12/10	20,387
Indian Rupee	17,688,000	U.S. Dollar	352,646	07/12/10	25,278

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Malaysian Ringgit	3,920,421	U.S. Dollar	1,103,722	07/12/10	$36,775
Malaysian Ringgit	7,893,000	U.S. Dollar	2,207,369	07/12/10	88,799
Malaysian Ringgit	1,832,000	U.S. Dollar	510,377	07/13/10	22,549
Malaysian Ringgit	1,905,000	Euro	379,293	07/16/10	28,559
Malaysian Ringgit	623,000	U.S. Dollar	173,152	07/16/10	8,053
Indian Rupee	3,943,000	U.S. Dollar	78,860	07/19/10	5,342
Indian Rupee	3,943,000	U.S. Dollar	78,860	07/20/10	5,335
Malaysian Ringgit	2,151,000	Euro	427,439	07/20/10	33,301
Malaysian Ringgit	983,000	U.S. Dollar	275,288	07/20/10	10,573
Malaysian Ringgit	2,765,000	Euro	549,440	07/23/10	42,724
Malaysian Ringgit	1,195,000	U.S. Dollar	337,475	07/23/10	9,988
Malaysian Ringgit	2,765,000	Euro	547,731	07/27/10	44,962
Malaysian Ringgit	1,257,000	U.S. Dollar	354,085	07/27/10	11,339
U.S. Dollar	2,672,075	New Zealand Dollar	4,152,409	07/30/10	(200,737)
U.S. Dollar	2,657,153	New Zealand Dollar	4,136,612	08/03/10	(203,577)
U.S. Dollar	1,039,598	New Zealand Dollar	1,619,311	08/03/10	(80,259)
U.S. Dollar	523,814	New Zealand Dollar	815,909	08/04/10	(40,382)
U.S. Dollar	1,047,083	New Zealand Dollar	1,638,885	08/04/10	(86,195)
U.S. Dollar	2,682,623	New Zealand Dollar	4,107,995	08/05/10	(157,743)
U.S. Dollar	4,819,954	New Zealand Dollar	7,452,000	08/05/10	(332,538)
U.S. Dollar	794,310	New Zealand Dollar	1,218,640	08/05/10	(48,287)
U.S. Dollar	1,051,360	New Zealand Dollar	1,608,778	08/06/10	(60,875)
U.S. Dollar	522,889	New Zealand Dollar	802,901	08/06/10	(32,200)
U.S. Dollar	1,043,655	New Zealand Dollar	1,587,404	08/09/10	(53,472)
U.S. Dollar	1,048,906	New Zealand Dollar	1,594,567	08/09/10	(53,171)
U.S. Dollar	1,034,089	New Zealand Dollar	1,569,298	08/09/10	(50,524)
Polish Zloty	11,489,000	Euro	2,734,369	08/11/10	90,682
U.S. Dollar	522,151	New Zealand Dollar	786,218	08/11/10	(21,130)
U.S. Dollar	521,895	New Zealand Dollar	785,832	08/11/10	(21,120)
U.S. Dollar	1,136,899	New Zealand Dollar	1,748,000	08/12/10	(70,857)
U.S. Dollar	964,111	New Zealand Dollar	1,475,981	08/12/10	(55,698)
U.S. Dollar	525,122	New Zealand Dollar	809,000	08/13/10	(33,789)
U.S. Dollar	563,065	New Zealand Dollar	853,000	08/16/10	(26,065)
Brazil Real	1,066,000	Japanese Yen	51,772,422	08/17/10	(31,541)
Israel Shekel	2,887,000	U.S. Dollar	761,862	08/17/10	8,575
U.S. Dollar	1,560,892	Japanese Yen	148,060,000	08/17/10	(81,625)
Brazil Real	788,000	Japanese Yen	37,942,200	08/18/10	(19,771)
U.S. Dollar	780,450	Japanese Yen	73,573,000	08/18/10	(35,753)
Brazil Real	1,182,000	Japanese Yen	55,561,092	08/19/10	(14,804)
Israel Shekel	1,444,000	U.S. Dollar	379,900	08/19/10	5,434
Israel Shekel	1,444,000	U.S. Dollar	380,952	08/19/10	4,382
Israel Shekel	289,000	U.S. Dollar	76,133	08/19/10	987
U.S. Dollar	778,401	Japanese Yen	73,232,000	08/19/10	(34,033)
Indian Rupee	27,858,000	U.S. Dollar	557,829	08/20/10	35,641
Israel Shekel	1,108,000	U.S. Dollar	289,893	08/20/10	5,772
Norway Krones	10,525,000	Euro	1,198,774	08/20/10	97,546
U.S. Dollar	778,394	Japanese Yen	73,510,000	08/20/10	(37,138)
U.S. Dollar	779,556	Japanese Yen	73,417,000	08/20/10	(34,945)
Indian Rupee	7,438,000	U.S. Dollar	148,760	08/23/10	9,659
Indian Rupee	16,704,000	U.S. Dollar	334,682	08/23/10	21,090
Israel Shekel	1,890,900	U.S. Dollar	495,883	08/23/10	8,662
Norway Krones	10,525,000	Euro	1,200,018	08/23/10	95,561

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,559,110	Japanese Yen	146,685,000	08/23/10	$(68,321)
U.S. Dollar	1,559,108	Japanese Yen	145,609,000	08/23/10	(56,385)
U.S. Dollar	1,559,108	Japanese Yen	146,373,000	08/24/10	(64,889)
U.S. Dollar	1,559,111	Japanese Yen	145,886,000	08/24/10	(59,483)
U.S. Dollar	950,994	New Zealand Dollar	1,442,254	08/24/10	(44,306)
U.S. Dollar	779,553	Japanese Yen	72,553,000	08/25/10	(25,431)
U.S. Dollar	959,298	New Zealand Dollar	1,435,000	08/27/10	(30,695)
Brazil Real	789,000	Japanese Yen	36,864,447	08/31/10	(8,600)
Indian Rupee	17,072,000	U.S. Dollar	342,124	09/01/10	21,241
U.S. Dollar	779,552	Japanese Yen	72,717,000	09/01/10	(27,348)
Brazil Real	1,183,000	Japanese Yen	54,698,371	09/02/10	(6,813)
U.S. Dollar	779,552	Japanese Yen	71,955,000	09/02/10	(18,906)
Norway Krones	10,525,000	Euro	1,197,779	09/07/10	97,347
U.S. Dollar	1,169,328	Japanese Yen	108,371,000	09/09/10	(33,370)
U.S. Dollar	1,169,327	Japanese Yen	107,999,000	09/10/10	(29,263)
U.S. Dollar	999,009	Japanese Yen	91,705,000	09/10/10	(18,748)
U.S. Dollar	832,510	Japanese Yen	76,178,000	09/13/10	(12,969)
Brazil Real	1,775,000	Japanese Yen	82,763,457	09/15/10	(20,805)
U.S. Dollar	666,007	Japanese Yen	60,608,000	09/15/10	(6,687)
U.S. Dollar	666,004	Japanese Yen	59,937,000	09/15/10	756
U.S. Dollar	999,004	Japanese Yen	90,271,000	09/15/10	(2,924)
U.S. Dollar	999,011	Japanese Yen	89,901,000	09/16/10	1,173
U.S. Dollar	333,006	Japanese Yen	30,137,000	09/16/10	(1,494)
U.S. Dollar	378,247	Euro	256,900	09/20/10	22,496
U.S. Dollar	666,000	Japanese Yen	60,273,000	09/21/10	(3,045)
U.S. Dollar	333,006	Japanese Yen	29,884,000	09/21/10	1,287
U.S. Dollar	2,456,800	Euro	1,675,590	09/23/10	136,536
U.S. Dollar	1,091,627	Euro	737,287	09/24/10	70,682
U.S. Dollar	337,212	Japanese Yen	30,516,000	09/24/10	(1,541)
U.S. Dollar	33,726	Japanese Yen	3,035,000	09/27/10	33
U.S. Dollar	210,057	Japanese Yen	18,903,000	09/28/10	203
U.S. Dollar	350,094	Japanese Yen	31,505,000	09/29/10	333
Philippines Peso	28,921,000	U.S. Dollar	597,850	10/04/10	8,145
Philippines Peso	36,054,000	U.S. Dollar	747,295	10/04/10	8,161
Philippines Peso	43,117,000	U.S. Dollar	896,764	10/05/10	6,617
Philippines Peso	43,106,000	U.S. Dollar	896,753	10/05/10	6,398
Philippines Peso	11,388,000	U.S. Dollar	239,143	10/06/10	(562)
Philippines Peso	35,386,000	U.S. Dollar	747,297	10/07/10	(6,008)
Philippines Peso	14,127,000	U.S. Dollar	298,915	10/08/10	(2,995)
Philippines Peso	28,316,000	U.S. Dollar	597,838	10/08/10	(4,701)
Philippines Peso	14,164,000	U.S. Dollar	298,919	10/08/10	(2,225)
Philippines Peso	28,370,000	U.S. Dollar	597,848	10/08/10	(3,580)
Malaysian Ringgit	2,445,987	U.S. Dollar	709,722	10/12/10	(680)
Philippines Peso	8,431,000	U.S. Dollar	179,345	10/12/10	(2,794)
Malaysian Ringgit	5,102,016	U.S. Dollar	1,502,228	10/13/10	(23,311)
Philippines Peso	25,154,000	U.S. Dollar	538,053	10/13/10	(11,352)
Philippines Peso	14,058,000	U.S. Dollar	298,916	10/13/10	(4,554)
Philippines Peso	9,839,000	U.S. Dollar	209,340	10/13/10	(3,321)
Chinese Yuan	6,301,191	Euro	639,876	10/15/10	41,967
Philippines Peso	4,585,000	U.S. Dollar	97,761	10/15/10	(1,770)
Chinese Yuan	6,331,922	Euro	641,046	10/18/10	45,066
Philippines Peso	15,226,000	U.S. Dollar	325,892	10/18/10	(7,195)

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chinese Yuan	8,487,104	Euro	856,785	10/19/10	$63,887
Malaysian Ringgit	9,854,250	U.S. Dollar	2,931,068	10/19/10	(75,259)
Philippines Peso	7,672,000	U.S. Dollar	162,957	10/19/10	(2,386)
Chinese Yuan	5,244,000	U.S. Dollar	794,726	10/21/10	(22,258)
Philippines Peso	15,399,000	U.S. Dollar	325,905	10/21/10	(3,661)
Philippines Peso	30,667,000	U.S. Dollar	651,796	10/21/10	(10,049)
Philippines Peso	44,789,000	U.S. Dollar	939,958	10/25/10	(2,976)
Philippines Peso	29,828,000	U.S. Dollar	626,639	10/25/10	(2,640)
Philippines Peso	14,923,000	U.S. Dollar	313,311	10/25/10	(1,123)
Indian Rupee	12,846,000	U.S. Dollar	270,215	10/26/10	2,084
Indian Rupee	38,497,000	U.S. Dollar	810,668	10/26/10	5,357
Norway Krones	32,943,000	Euro	3,896,274	10/26/10	87,464
Philippines Peso	38,730,000	U.S. Dollar	814,629	10/26/10	(4,463)
Indian Rupee	19,137,000	U.S. Dollar	405,342	10/27/10	277
Philippines Peso	11,971,000	U.S. Dollar	250,649	10/28/10	(274)
U.S. Dollar	354,601	Japanese Yen	32,085,087	11/08/10	(1,845)
U.S. Dollar	351,930	Japanese Yen	31,518,000	11/10/10	1,773
U.S. Dollar	356,918	Japanese Yen	31,954,500	11/12/10	1,898
U.S. Dollar	526,723	Japanese Yen	47,197,000	11/12/10	2,357
U.S. Dollar	1,597,097	Japanese Yen	143,060,000	11/15/10	7,597
U.S. Dollar	798,547	Japanese Yen	71,438,000	11/16/10	4,805
U.S. Dollar	383,305	Japanese Yen	34,438,000	11/16/10	667
Australian Dollar	663,000	U.S. Dollar	592,059	11/17/10	(25,020)
U.S. Dollar	415,244	Japanese Yen	37,330,000	11/17/10	466
U.S. Dollar	1,597,102	Japanese Yen	142,642,000	11/17/10	12,192
U.S. Dollar	638,845	Japanese Yen	57,068,000	11/17/10	4,756
U.S. Dollar	2,235,941	Japanese Yen	198,912,000	11/18/10	25,770
Australian Dollar	1,270,000	U.S. Dollar	1,117,600	11/29/10	(32,995)
Australian Dollar	1,270,000	U.S. Dollar	1,124,687	11/29/10	(40,082)
Norway Krones	12,598,000	Euro	1,473,399	11/29/10	52,922
U.S. Dollar	1,740,838	Japanese Yen	154,260,000	11/29/10	26,485
U.S. Dollar	1,597,105	Japanese Yen	140,986,000	11/29/10	30,271
U.S. Dollar	638,843	Japanese Yen	55,787,000	11/29/10	18,860
U.S. Dollar	958,260	Japanese Yen	83,773,000	11/29/10	27,257
Australian Dollar	2,030,000	U.S. Dollar	1,768,536	12/01/10	(35,297)
Australian Dollar	1,354,000	U.S. Dollar	1,182,313	12/01/10	(26,251)
Norway Krones	4,080,000	Euro	473,043	12/01/10	22,792
U.S. Dollar	1,597,100	Japanese Yen	138,320,000	12/01/10	59,842
U.S. Dollar	1,069,877	Mexican Peso	14,530,000	12/02/10	1,966
Chinese Yuan	6,308,000	Euro	633,860	12/06/10	54,656
Chinese Yuan	5,006,000	U.S. Dollar	755,851	12/06/10	(16,367)
Australian Dollar	1,355,000	U.S. Dollar	1,188,335	12/09/10	(32,542)
Australian Dollar	1,691,000	U.S. Dollar	1,474,890	12/10/10	(32,670)
Australian Dollar	1,690,000	U.S. Dollar	1,474,694	12/10/10	(33,327)
Chinese Yuan	2,872,600	U.S. Dollar	431,970	12/13/10	(7,449)
Chinese Yuan	5,761,499	U.S. Dollar	866,521	12/14/10	(15,018)
Chinese Yuan	5,783,784	U.S. Dollar	870,331	12/15/10	(15,482)
Indian Rupee	11,219,513	New Zealand Dollar	341,019	12/20/10	4,318
Indonesian Rupiah	2,828,719,176	New Zealand Dollar	406,308	12/20/10	6,202
Israel Shekel	22,411,400	U.S. Dollar	6,004,233	01/07/11	(43,016)
Malaysian Ringgit	2,445,987	U.S. Dollar	721,317	01/07/11	(14,554)
U.S. Dollar	576,869	Japanese Yen	52,560,000	01/07/11	(7,642)

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	288,405	Japanese Yen	26,280,000	01/07/11	$(3,851)
U.S. Dollar	288,458	Japanese Yen	26,280,000	01/07/11	(3,797)
U.S. Dollar	2,489,369	Euro	1,741,000	01/11/11	80,877
U.S. Dollar	1,587,964	Euro	1,111,000	01/11/11	51,011
U.S. Dollar	288,415	Japanese Yen	26,390,000	01/11/11	(5,084)
U.S. Dollar	288,393	Japanese Yen	26,360,000	01/11/11	(4,772)
Philippines Peso	12,590,000	U.S. Dollar	269,882	01/13/11	(8,097)
Philippines Peso	29,696,000	U.S. Dollar	636,925	01/13/11	(19,454)
Philippines Peso	25,376,000	U.S. Dollar	548,078	01/13/11	(20,432)
U.S. Dollar	783,179	Japanese Yen	71,830,000	01/13/11	(15,714)
Philippines Peso	10,860,000	U.S. Dollar	232,200	01/14/11	(6,404)
U.S. Dollar	783,179	Japanese Yen	71,290,000	01/14/11	(9,722)
U.S. Dollar	626,482	Japanese Yen	56,700,000	01/14/11	(4,146)
Philippines Peso	21,239,000	U.S. Dollar	454,982	01/18/11	(13,525)
Philippines Peso	12,113,000	U.S. Dollar	260,215	01/18/11	(8,444)
U.S. Dollar	1,404,620	Euro	971,000	01/18/11	61,425
Philippines Peso	30,247,000	U.S. Dollar	649,008	01/19/11	(20,365)
Philippines Peso	7,579,000	U.S. Dollar	162,187	01/19/11	(4,668)
Brazil Real	2,190,000	Japanese Yen	99,729,753	01/26/11	(34,081)
U.S. Dollar	2,065,196	Japanese Yen	185,480,000	01/26/11	1,900
U.S. Dollar	516,356	Japanese Yen	46,250,000	01/26/11	1,867
U.S. Dollar	1,807,087	Japanese Yen	162,280,000	01/26/11	1,870
Brazil Real	817,000	Japanese Yen	37,326,899	01/27/11	(14,069)
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	818,838	01/27/11	(27,775)
U.S. Dollar	1,411,468	Euro	999,800	01/27/11	28,513
U.S. Dollar	1,775,990	Japanese Yen	159,507,000	01/27/11	1,620
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	245,268	01/28/11	(5,468)
Chilean Unidad de Fomento	947,430,000	U.S. Dollar	1,870,358	01/28/11	(49,603)
U.S. Dollar	1,144,932	New Zealand Dollar	1,674,196	01/28/11	7,424
U.S. Dollar	976,662	New Zealand Dollar	1,419,051	01/28/11	12,508
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	383,295	01/31/11	(1,436)
Chilean Unidad de Fomento	372,860,000	U.S. Dollar	719,182	01/31/11	(2,626)
Chinese Yuan	18,856,000	U.S. Dollar	2,839,545	02/01/11	(45,774)

					$849,474

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts contain credit risk for unrealized gains from various counterparties for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored.

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense to the counterparty. The interest income is included in investment income and the interest expense is included in a Fund’s overall expenses and expense ratio.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2009	5,000	$3,289,200
Options written	10,000	344,984,960
Options terminated in closing purchase transactions	(2,000)	(739,200)
Options expired	(3,000)	(2,550,000)

Contracts outstanding at January 31, 2010	10,000	$344,984,960

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical securities.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of January 31, 2010 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities
Assets:
U.S. Large Cap Fund
Equity Securities	$436,981,839	(a)	$—	$—	$436,981,839
Investment Company	15,972,100		—	—	15,972,100

Total	$452,953,939		$—	$—	$452,953,939

Non U.S. Large Cap Fund
Equity Securities
Australia	$—		$140,217,995	$—	$140,217,995
Canada	38,766,860		—	—	$38,766,860
France	—		367,223,796	—	367,223,796
Germany	—		114,635,864	—	114,635,864
Japan	—		338,458,488	—	338,458,488
Luxembourg	62,619,656		—	—	62,619,656
Netherlands	—		82,488,559	—	82,488,559
Norway	—		62,673,194	—	62,673,194
South Korea	—		40,162,799	—	40,162,799
Spain	—		74,449,805	—	74,449,805
Switzerland	62,360,702		204,290,706	—	266,651,408
United Kingdom	—		419,282,759	—	419,282,759
United States	73,797,186		—	—	73,797,186

Total Equities	$237,544,404		$1,843,883,965	$—	$2,081,428,369

U.S. Government Agencies	—		18,497,117	—	18,497,117
Investment Company	12,931,200		—	—	12,931,200

Total	$250,475,604		$1,862,381,082	$—	$2,112,856,686

Global Small & Mid Cap Fund
Equity Securities:
Australia	$137,266		$52,895,860	$87,852	$53,120,978
Austria	—		8,733,654	—	8,733,654
Bahamas	19,920		—	—	19,920
Belgium	34		10,289,320	—	10,289,354
Bermuda	12,330,955		3,807,790	—	16,138,745
Brazil	23,981,172		—	—	23,981,172
Canada	86,633,807		2	—	86,633,809
Cayman Islands	236,102		24,264	—	260,366
Chile	4,096,968		—	—	4,096,968
China	70,603		9,993,743	—	10,064,346
Cyprus	—		383,440	—	383,440

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Denmark	$—	$9,021,736	$—	$9,021,736
Egypt	32,970,000	—	—	32,970,000
Finland	—	44,788,931	—	44,788,931
France	—	100,987,189	12,237	100,999,426
Germany	7,613	35,127,079	—	35,134,692
Greece	—	9,512,804	—	9,512,804
Hong Kong	14,735	29,944,578	246,540	30,205,853
Hungary	—	1,754,214	—	1,754,214
India	—	21,943,054	—	21,943,054
Indonesia	—	5,576,543	—	5,576,543
Ireland	—	6,381,983	—	6,381,983
Israel	59,421,748	4,363,067	—	63,784,815
Italy	—	20,565,194	12,305	20,577,499
Japan	123,900	150,280,113		150,404,013
Liechtenstein	—	137,385	—	137,385
Luxembourg	112,455	1,362,933	—	1,475,388
Malaysia	48,110	7,509,213	—	7,557,323
Mexico	9,398,323	—	46,158	9,444,481
Monaco	—	37,640	—	37,640
Netherlands	59,810	19,439,250	—	19,499,060
New Zealand	—	3,109,634	—	3,109,634
Norway	—	11,160,551	—	11,160,551
Peru	—	142,093	—	142,093
Philippines	—	1,940,391	—	1,940,391
Poland	200,312	5,793,263	—	5,993,575
Portugal	—	5,449,246	—	5,449,246
Puerto Rico	47,722	—	—	47,722
Singapore	2,773	9,118,847	1,652	9,123,272
South Africa	29,483	19,059,382	—	19,088,865
South Korea	232,455	16,966,721	—	17,199,176
Spain	—	18,976,890	—	18,976,890
Sweden	—	15,008,998	—	15,008,998
Switzerland	767,363	34,835,254	—	35,602,617
Taiwan	—	19,588,710	17,656	19,606,366
Thailand	1,007,068	3,360,130	—	4,367,198
Turkey	296,821	6,158,090	—	6,454,911
United Arab Emirates	—	640,431	—	640,431
United Kingdom	14,625	135,635,478	389	135,650,492
United States	1,933,580,889	—	10,562	1,933,591,451

Total Equities	$2,165,843,032	$861,805,088	$435,351	$3,028,083,471

Exchange Traded Funds	262,583,144	—	—	262,583,144
Investment Company	8,154,700	—	—	8,154,700
Rights/Warrants
Australia	1,589		—	1,589
Brazil	—	34	—	34
France	2,051	—	—	2,051
Malaysia	8,989	10,521	—	19,510
Thailand	1,541	—	—	1,541
United States	—	429	—	429

Total Rights/Warrants	$14,170	$10,984	$—	$25,154

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

U.S. Government Agencies	$—	$4,599,992	$—	$4,599,992
U.S. Government Securities	—	13,098,773	—	13,098,773
Call Options Purchased	138,000	—	—	138,000
Cash Sweep	34,382,540	—	—	34,382,540
Other financial instruments - Assets*	—	150,019	—	150,019
Other financial instruments -Liabilities*	—	(2,939,849)	—	(2,939,849)

Total	$2,471,115,586	$876,725,007	$435,351	$3,348,275,944

Global Opportunities Fund
Equity Securities:
Australia	$—	$2,767,420	$—	$2,767,420
Austria	—	2,691,263	—	2,691,263
Bahamas	716,722	—	—	716,722
Belgium	—	2,825,348	—	2,825,348
Brazil	11,944,597	—	—	11,944,597
Canada	6,955,945	—	6,000,000	12,955,945
Chile	1,547,739	—	—	1,547,739
China	2,387,918	3,853,250	—	6,241,168
Denmark	—	2,750,075	—	2,750,075
Egypt	—	283,273	—	283,273
France	—	6,763,585	—	6,763,585
Germany	—	14,658,727	—	14,658,727
Greece	—	2,231,165	—	2,231,165
Hong Kong	—	5,469,236	—	5,469,236
India	—	10,017,299	—	10,017,299
Indonesia	—	378,621	—	378,621
Ireland	5,737,848	—	—	5,737,848
Israel	3,482,608	—	—	3,482,608
Italy	—	9,154,985	—	9,154,985
Japan	—	13,936,940	—	13,936,940
Malaysia	—	445,239	—	445,239
Mexico	6,544,369	—	—	6,544,369
Morocco	—	258,611	—	258,611
Netherlands	—	7,345,865	—	7,345,865
Russia	4,142,347	—	—	4,142,347
Singapore	511,730	741,015	—	1,252,745
South Africa	—	1,286,303	—	1,286,303
South Korea	—	2,948,858	—	2,948,858
Spain	—	7,731,561	—	7,731,561
Switzerland	—	9,298,431	—	9,298,431
Taiwan	—	2,314,844	—	2,314,844
Thailand	—	1,886,999	—	1,886,999
Turkey	—	1,574,446	—	1,574,446
United Kingdom	—	21,544,646	—	21,544,646
United States	152,171,490	—	—	152,171,490

Total Equities	196,143,313	135,158,005	6,000,000	337,301,318

Exchange Traded Funds	65,287,800	—	—	65,287,800
Preferred Stock	7,055,410	—	—	7,055,410
Bank Loans	—	75,899,377	—	75,899,377
Corporate Bonds	—	1,899,791,458	—	1,899,791,458
Government Bonds	—	271,608,813	—	271,608,813

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Asset-Backed Securities	$—	$18,987,771	$—	$18,987,771
Non-Agency Mortgage-Backed Securities	—	277,565,129	—	277,565,129
U.S. Government Agencies	—	75,798,046	—	75,798,046
U.S. Government Securities	—	46,338,662	—	46,338,662
Municipal Bonds	—	11,287,377	—	11,287,377
Cash Sweep	104,260,918	—	—	104,260,918

Other financial instruments - Assets*	—	21,931,342	—	21,931,342
Other financial instruments - Liabilities*	(9,054,382)	(20,435,615)	—	(29,489,997)

Total	$363,693,059	$2,813,930,365	$6,000,000	$3,183,623,424

Real Return Fund
Equity Securities	$747,160,198 (a)	$—	$—	$747,160,198
Preferred Stock	—	—	—	—
Rights/Warrants	—	1	—	1
Collectible Coins	—	51,451,945	—	51,451,945
Commodities	125,842,406	—	—	125,842,406
Asset-Backed Securities	—	45,513,000	—	45,513,000
Municipal Bonds	—	6,000,000	—	6,000,000
U.S. Government Agencies	—	86,948,704	—	86,948,704
U.S. Government Securities	—	561,542,146	—	561,542,146
Cash Sweep	4,766,768	—	—	4,766,768
Other financial instruments - Assets*	35,782,477	348,955,083	—	384,737,560
Other financial instruments - Liabilities*	(18,280,275)	(317,367,911)	—	(335,648,186)

Total	$895,271,574	$783,042,968	$—	$1,678,314,542

Fixed Income
Corporate Bonds(a)	$—	$106,533,291	$—	$106,533,291
Municipal Bonds(a)	—	7,554,496	—	7,554,496
U.S. Government Agencies(a)	—	149,797,630	—	149,797,630
U.S. Government Securities(a)	—	60,675,571	—	60,675,571
Government Bonds(a)	—	1,074,940	—	1,074,940
Investment Company	9,255,900	—	—	9,255,900

Total	$9,255,900	$325,635,928	$—	$334,891,828

Municipal Bond
Municipal Bonds(a)	$—	$572,162,991	$—	$572,162,991
Investment Company	26,107,800	—	—	26,107,800

Total	$26,107,800	$572,162,991	$—	$598,270,791

(a) The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

* Other financial instruments are exchange traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2010 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/1/09 (fair value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Net purchases (sales)	Transfer in (out) of level 3	Balance as of 1/29/10 (fair value)

Global Small & Mid Cap Fund
Equity Securities:
Australia	$251,310	$—	$(2,812)	$—	$(160,646)	$87,852
Denmark	13,921	—	(13,921)	—	—	—
France	5,803	—	(335)	—	6,769	12,237
Hong Kong	177,570	(18,791)	(38,408)	36	126,133	246,540
Italy	13,061	—	(756)	—	—	12,305
Mexico	6,419	—	—	—	39,739	46,158
Singapore	1,658	—	(6)	—	—	1,652
Sweden	28,862	—	(28,862)	—	—	—
Taiwan	—	—	—	17,656	—	17,656
United Kingdom	399	—	(10)	—	—	389
United States	97,460	30,905	—	(118,856)	1,053	10,562

Total	$596,463	$12,114	$(85,110)	$(101,164)	$13,048	$435,351

Global Opportunities Fund
Equity Securities:
Canada	$13,000,000	$—	$(7,000,000)*	$—	$—	$6,000,000

*The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $(312,262), for the Global Small and Mid Cap Fund and $(7,000,000) for the Global Opportunities Fund.

6.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Portfolios of Investments.

7.	Federal Income Taxes:

At October 31, 2009, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2016	2017

U.S. Large Cap Fund	$—	$77,852,263
Non-U.S. Large Cap Fund	187,357,824	406,283,777
Global Small & Mid Cap Fund	—	41,698,785
Global Opportunities Fund	123,869,796	322,225,091
Real Return Fund	—	364,468,389
Municipal Bond Fund	1,577,285	—

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a -2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(Principal Executive Officer)

Date	March 31, 2010

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	March 31, 2010

* Print the name and title of each signing officer under his or her signature.